              As filed with the Securities and Exchange Commission
                                on March 13, 2000

                                        Registration Nos. 33-21660 and 811-5551

                                  -------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [   ]

             Pre-Effective Amendment No.                              [   ]

             Post-Effective Amendment No. 32                          [ X ]

                                      and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [   ]

             Amendment No. 33                                         [ X ]

                                  AMSOUTH FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 451-8379
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

 Name and address
 of agent for service:                      Copy to:
 ---------------------                      -------

 Mr. J. David Huber                         Alan G. Priest, Esq.
 AmSouth Funds                              Ropes & Gray
 3435 Stelzer Road                          1301 K Street, N.W., Suite 800 East
 Columbus, Ohio  43219                      Washington, D.C. 20005

Approximate Date of Public Offering:  Continuous.

  It is proposed that this filing will become effective (check appropriate box)

[ X ]  immediately upon filing pursuant to paragraph (b)

[   ]  on  ___________, 1998 pursuant to paragraph (b)

[   ]  60 days after filing pursuant to paragraph (a)(i)

[   ]  on November 24, 1999 pursuant to paragraph (a)(i)

[   ]  75 days after filing pursuant to paragraph (a)(ii)

[   ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                 AMSOUTH FUNDS

                        SUPPLEMENT DATED MARCH 13, 2000
         TO THE PROSPECTUS (DISCUSSING ALL FUNDS) DATED MARCH 13, 2000


         THIS SUPPLEMENT PROVIDES INFORMATION CORRECTING THE INTRODUCTION TO FINANCIAL HIGHLIGHTS CONTAINED IN THE PROSPECTUS DISCUSSING ALL FUNDS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THIS PROSPECTUS.

         Under the introduction to Financial Highlights on page 127, the one paragraph appearing on that page has been deleted and replaced in its entirety with the following:

         The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information pertaining to the Capital Growth Fund, Large Cap Fund, Mid Cap Fund, International Equity Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Current Income Portfolio, Limited Term U.S. Government Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, and Treasury Reserve Money Market Fund has been audited by KPMG LLP. The other information included herein, has been audited by PricewaterhouseCoopers LLP. The reports of KPMG LLP and PricewaterhouseCoopers LLP, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                 AmSouth Funds
                                   Prospectus




                                 Class A Shares
                                 Class B Shares
                                  Trust Shares


















                                 March 13, 2000


As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these
Fund shares or determined whether this prospectus                AMSOUTH
is truthful or complete. Anyone who tells you otherwise          MUTUAL FUNDS
is committing a crime.

         AMSOUTH FUNDS                                    TABLE OF CONTENTS


                                                      DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                                            [LOGO]
Carefully review this important                           3  Overview
section, which summarizes each                            4  CAPITAL APPRECIATION FUNDS
Fund's investments, risks, past                           5  Value Fund
performance, and fees.                                    8  Growth Fund
                                                         11  Capital Growth Fund
                                                         14  Large Cap Fund
                                                         17  Mid Cap Fund
                                                         19  Small Cap Fund
                                                         22  Equity Income Fund
                                                         25  Balanced Fund
                                                         28  Select Equity Fund
                                                         31  Enhanced Market Fund
                                                         34  International Equity Fund
                                                         37  STRATEGIC PORTFOLIOS
                                                         38  Strategic Portfolios: Aggressive Growth Portfolio
                                                         41  Strategic Portfolios: Growth Portfolio
                                                         44  Strategic Portfolios: Growth and Income Portfolio
                                                         47  Strategic Portfolios: Moderate Growth and Income Portfolio
                                                         50  Strategic Portfolios: Current Income Portfolio
                                                         53  INCOME FUNDS
                                                         54  Bond Fund
                                                         57  Limited Term Bond Fund
                                                         60  Government Income Fund
                                                         63  Limited Term U.S. Government Fund
                                                         66  Municipal Bond Fund
                                                         69  Florida Tax-Exempt Fund
                                                         72  Tennessee Tax-Exempt Fund
                                                         75  Limited Term Tennessee Tax-Exempt Fund
                                                         79  MONEY MARKET FUNDS
                                                         80  Prime Money Market Fund
                                                         83  U.S. Treasury Money Market Fund
                                                         86  Treasury Reserve Money Market Fund
                                                         89  Tax-Exempt Money Market Fund

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  92  CAPITAL APPRECIATION FUNDS
information and on investment                            92  Value Fund
strategies and their risks.                              92  Growth Fund
                                                         92  Capital Growth Fund
                                                         92  Large Cap Fund
                                                         92  Mid Cap Fund
                                                         92  Small Cap Fund
                                                         92  Equity Income Fund
                                                         93  Balanced Fund
                                                         93  Select Equity Fund
                                                         93  Enhanced Market Fund
                                                         93  International Equity Fund
                                                         94  STRATEGIC PORTFOLIOS
                                                         94  INCOME FUNDS
                                                         94  Bond Fund
                                                         94  Limited Term Bond Fund
                                                         94  Government Income Fund
                                                         95  Limited Term U.S. Government Fund
                                                         95  Municipal Bond Fund
                                                         95  Florida Tax-Exempt Fund
                                                         96  Tennessee Tax-Exempt Fund and
                                                             Limited Term Tennessee
                                                             Tax-Exempt Fund

         AMSOUTH FUNDS                                    TABLE OF CONTENTS



                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  97  MONEY MARKET FUNDS
information and on investment                            97  Treasury Reserve Money Market Fund
strategies and their risks.                              97  Tax-Exempt Money Market Fund

                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                           The Investment Adviser
the people and organizations who                        104  The Investment Sub-Advisers
oversee the Funds.                                      105  Portfolio Managers
                                                        110  The Distributor and Administrator
                                                        112

                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                      113  Choosing a Share Class
how shares are valued, how to                           114  Pricing of Fund Shares
purchase, sell and exchange                             115  Purchasing and Adding to Your Shares
shares, related charges and                             118  Selling Your Shares
payments of dividends and                               120  General Policies on Selling Shares
distributions.                                          121  Distribution Arrangements/Sales Charges
                                                        124  Distribution and Service (12b-1) Fees
                                                             and Shareholder Servicing Fees
                                                        125  Exchanging Your Shares
                                                        126  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [LOGO]
                                                        127  Financial Highlights

 [LOGO]

          DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
          EXPENSES                                               OVERVIEW




    THE FUNDS                             AmSouth Funds (formerly AmSouth Mutual Funds) is a mutual
                                          fund family that offers different classes of shares in
                                          separate investment portfolios ("Funds"). The Funds have
                                          individual investment goals and strategies. This prospectus gives you important information about the Class A Shares
                                          (formerly Classic Shares), the Class B Shares, and the Trust
                                          Shares (formerly Premier Shares) of the Capital Appreciation
                                          Funds, the Strategic Portfolios, the Income Funds and the
                                          Money Market Funds that you should know before investing.
                                          Please read this prospectus and keep it for future
                                          reference.
                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.
                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR
                                          ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                          AGENCY.
                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW


                          CAPITAL APPRECIATION FUNDS

                                          These Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a
                                          limited extent, preferred stocks and convertible securities.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth Equity Fund) seeks capital
                                          growth by investing primarily in a diversified portfolio of common stock and securities convertible into common stock, such as convertible bonds and convertible preferred stock.
                                          The production of current income is an incidental objective.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue these goals, the Fund invests primarily in common stocks that the portfolio manager believes to be
                                          undervalued.
                                          In managing the Fund's portfolio, the manager uses a variety of economic projections, quantitative techniques, and
                                          earnings projections in formulating individual stock
                                          purchase and sale decisions. The portfolio manager will
                                          select investments believed to have basic investment value which will eventually be recognized by other investors, thus increasing their value to the Fund.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses - undervalued
                                          stocks - will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 92.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)

90                                                                              6.99
91                                                                             19.21
92                                                                             10.33
93                                                                             18.38
94                                                                              0.37
95                                                                             27.40
96                                                                             15.75
97                                                                             32.23
98                                                                             18.13
99                                                                              4.02



                                              Best
                                           quarter:   16.62%     12/31/98


                                              Worst
                                           quarter:  -14.37%      9/30/90



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS

                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Value Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance over ten
   years to demonstrate that the
   Fund's value varied at different
   times. The table below compares the
   Fund's performance over time to
   that of the S&P 500(R) Index, a
   widely recognized, unmanaged index
   of common stocks. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.


   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.



                                                                                              SINCE INCEPTION
                                                    1 YEAR       5 YEARS       10 YEARS          (12/1/88)
 CLASS A SHARES
 (with 4.50% sales charge)                          -0.79%       17.88%         12.77%            14.00%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                            -1.25%       18.37%         13.10%            14.30%
 TRUST SHARES                                        4.02%       19.09%         13.35%            14.53%
 S&P 500(R) INDEX                                   21.03%       28.54%         18.19%            19.39%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                            AMSOUTH VALUE FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   TRUST
                                                     (EXPENSES PAID BY YOU DIRECTLY)(1)  SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (Load) on
                                                     Purchases                            4.50%(2)   None     None
                                                     Maximum Deferred Sales Charge
                                                     (Load)                                None    5.00%(3)   None
                                                     Redemption Fee(4)                       0%        0%       0%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES
                                                     Management Fee                       0.80%     0.80%    0.80%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                          0.00%     1.00%    0.00%
                                                     Other Expenses(5)                    0.56%     0.31%    0.46%(6)
                                                     Total Fund Operating Expenses(5)     1.36%     2.11%    1.26%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other Expenses are restated to reflect current fees. Other expenses are being limited to 0.55% for Class A Shares and 0.30% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.35%; Class B Shares, 2.10%; and Trust Shares, 1.26%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.


                                              EXPENSE EXAMPLE


                                                                                     1      3        5       10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $582   $861   $1,161   $2,011
                                                     CLASS B SHARES
                                                     Assuming redemption          $714   $961   $1,334   $2,250
                                                     Assuming no redemption       $214   $661   $1,134   $2,250
                                                     TRUST SHARES                 $128   $400   $  692   $1,523



As an investor in the Value Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:



  - $10,000 investment



  - 5% annual return



  - no changes in the Fund's
    operating expenses



  - redemption at the end of each
    period



Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                           AMSOUTH GROWTH FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth Capital Growth Fund) seeks
                                          long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities
                                          convertible into common stocks such as convertible bonds and convertible preferred stocks.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks, as well as non-U.S.
                                          common stocks and American Depositary Receipts ("ADRs") that the portfolio manager believes have attractive potential for growth.
                                          In managing the Fund, the portfolio manager seeks
                                          reasonably-priced securities with the potential to produce above-average earnings growth. In choosing individual stocks the portfolio manager uses a quantitative process to
                                          identify companies with a history of above-average growth or companies that are expected to enter periods of
                                          above-average growth or are positioned in emerging growth
                                          industries. Some of the criteria that the manager uses to
                                          select these companies are earnings growth, return on
                                          capital, cash flow and price earnings ratios.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- growth stocks -- will underperform other kinds of investments or market averages.
                                          FOREIGN SECURITIES RISK: Investing in foreign markets
                                          involves a greater risk than investing in the United States.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 92.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                           AMSOUTH GROWTH FUND


                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)


98                                                                             34.46
99                                                                             18.66


                                              Best
                                          quarter:      30.59%   12/31/98


                                              Worst
                                            quarter:  -11.70%     9/30/98



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS

                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Growth Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart shows the performance of
   the Fund's Trust Shares over two
   years of operations. The table
   below compares the Fund's
   performance over time to that of
   the S&P 500(R) Index, a widely
   recognized, unmanaged index of
   common stocks. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.


   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.



                                                                 SINCE INCEPTION
                                                    1 YEAR          (8/3/97)
 CLASS A SHARES
 (with 4.50% sales charge)                          13.13%           19.38%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                            12.73%           19.90%
 TRUST SHARES                                       18.66%           21.96%
 S&P 500(R) INDEX                                   21.03%           21.31%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                           AMSOUTH GROWTH FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES      CLASS A          CLASS B         TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES           SHARES        SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                     4.50%(2)          None          None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                            None            5.00%(3)       None
                                                     Redemption Fee(4)                          0%               0%            0%
                                                     ANNUAL FUND OPERATING EXPENSES        CLASS A          CLASS B         TRUST
                                                     (FEES PAID FROM FUND ASSETS)           SHARES           SHARES        SHARES
                                                     Management Fee                          0.80%            0.80%         0.80%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                             0.00%            1.00%         0.00%
                                                     Other Expenses(5)                       0.95%            0.70%         0.85%(6)
                                                     Total Fund Operating Expenses(5)        1.75%            2.50%         1.65%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other Expenses are restated to reflect current fees. Other expenses for Class A are being limited to 0.43% for Class A Shares, 0.17% for Class B Shares, and for Trust Shares, 0.18%. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.23%; Class B Shares, 1.97%; and Trust Shares, 0.98%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.


                                              EXPENSE EXAMPLE


                                                                                     1        3        5       10
                                                                                  YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $621   $  979   $1,361   $2,430
                                                     CLASS B SHARES
                                                     Assuming redemption          $753   $1,079   $1,531   $2,654
                                                     Assuming no redemption       $253   $  779   $1,331   $2,654
                                                     TRUST SHARES                 $167   $  517   $  892   $1,944



As an investor in the Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following



  - $10,000 investment



  - 5% annual return



  - no changes in the Fund's
    operating expenses



  - redemption at the end of each
    time period



Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                          AMSOUTH CAPITAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   GROWTH FUND


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVES                 The Fund seeks to provide investors with capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of U.S.
                                          companies with market capitalizations of at least $500
                                          million that the Adviser believes offer opportunities for
                                          capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.
                                          In choosing stocks for the Fund, the portfolio manager first identifies industries that it believes will expand over the next few years or longer. The portfolio manager then uses
                                          fundamental analysis of company financial statements to find large U.S. companies within these industries that offer the prospect of solid earnings growth. The portfolio manager
                                          also may consider other factors in selecting investments for the Fund, including the development of new or improved
                                          products or services, opportunities for greater market
                                          share, more effective management or other signs that the
                                          company will have greater than average earnings growth and capital appreciation.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 90 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: The Fund may invest in medium-sized companies which carry additional risks because their
                                          earnings tend to be less predictable, their share prices
                                          more volatile and their securities less liquid than larger, more established companies.
                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically--even if
                                          earnings show an absolute increase.
                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.
                                          The Fund may trade securities actively, which could increase in transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 90.

                                                          AMSOUTH CAPITAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   GROWTH FUND

                                            PERFORMANCE BAR CHART AND TABLE


                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR CLASS A SHARES


90                                                                             -5.64
91                                                                             24.66
92                                                                              6.49
93                                                                              3.48
94                                                                             -0.42
95                                                                             30.42
96                                                                             22.25
97                                                                             30.79
98                                                                             32.05
99                                                                             21.85



                                     The bar chart above does not reflect any applicable sales charges which would reduce returns.


                                              Best quarter:    22.63%  12/31/99


                                              Worst quarter:  -11.65%   9/30/90



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS


                                                    (for the periods ended

                                                    December 31, 1999)

   The bar chart and table on this
   page provide some indication of the
   risks of investing in the Capital
   Growth Fund by showing how the Fund
   has performed. The bar chart shows
   how the performance of the Fund's
   Class A shares has varied from year
   to year. The table below compares
   the performance of Class A and
   Trust shares over time to that of
   the S&P 500(R) Index, a widely
   recognized, unmanaged index of
   common stocks. Both the bar chart
   and the table assume the
   reinvestment of dividends and
   distributions. Class B shares had
   not been offered for a full
   calendar year. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.



                                                      INCEPTION            1             5             10               SINCE
                                                         DATE             YEAR         YEARS         YEARS            INCEPTION
 CLASS A SHARES
 (with 4.50% sales charge)                            12/31/80*          16.36%       26.24%         15.25%            13.47%
 CLASS B SHARES
 (with applicable Contingent Deferred Sales
 Charge)                                              12/31/80*          16.11%       26.66%         15.52%            13.61%
 TRUST SHARES                                         12/31/80*          22.09%       27.29%         15.74%            13.73%
 S&P 500(R)INDEX                                       12/31/80          21.03%       28.54%         18.19%            17.14%



* The Capital Growth Fund commenced operations on 4/1/96 through a transfer of assets from collective trust fund accounts managed by the Adviser, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

                                                          AMSOUTH CAPITAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   GROWTH FUND

  FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES   CLASS A   CLASS B   TRUST
                                                     PAID BY YOU DIRECTLY)(1)                 SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                       4.50%(2)   None     None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                              None     5.00%(3)  None

                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A   CLASS B   TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES    SHARES    SHARES
                                                     Management Fee                            0.80%     0.80%    0.80%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                                None     0.75%     None
                                                     Other Expenses(5)                         0.61%     0.61%    0.51%(6)

                                                       TOTAL FUND OPERATING EXPENSES(6)        1.41%     2.16%    1.31%

                                                     Fee Waiver and/or Expense Reimbursement  (0.05%)   (0.20%)   (0.20%)

                                                       NET EXPENSES(7)                         1.36%     1.96%    1.11%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.



                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.


                                  (7) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.36%; Class B, 1.96%; and Trust, 1.11%
                                  until October 1, 2001.

                                              EXPENSE EXAMPLE

                                                                                      1        3         5       10
                                                                                   YEAR    YEARS     YEARS    YEARS
                                                     CLASS A SHARES                $587     $876    $1,186   $2,065
                                                     CLASS B SHARES
                                                     Assuming Redemption           $719     $976    $1,359   $2,213
                                                     Assuming No Redemption        $219     $676    $1,159   $2,213

                                                     TRUST SHARES                  $133     $415    $  718   $1,579


As an investor in the Capital
   Growth Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.



CONTINGENT DEFERRED SALES CHARGE


Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH LARGE
   RISK/RETURN AND EXPENSES                                            CAP FUND


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital appreciation and, as a secondary objective, current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          U.S. companies with market capitalizations over $1 billion that the portfolio manager believes have the potential to
                                          provide capital appreciation and growth of income.
                                          In choosing stocks for the Fund, the portfolio manager's
                                          strategy is to select well managed U.S. companies that have demonstrated sustained patterns of profitability, strong
                                          balance sheets, and the potential to achieve predictable,
                                          above-average earnings growth. The portfolio manager also
                                          looks for companies that pay above-average dividends. The
                                          portfolio manager seeks to diversify the Fund's portfolio
                                          within the various industries typically comprising, what the portfolio manager believes to be, the Class A growth
                                          segments of the U.S. economy: Technology, Consumer
                                          Non-Durables, Health Care, Business Equipment and Services,
                                          Retail, and Capital Goods.
                                          The Fund invests for long-term growth rather than short-term profits. For a more complete description of the various
                                          securities in which the Fund may invest, please see the
                                          Additional Investment Strategies and Risks on page 92 or
                                          consult the SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: Over time, growth companies are
                                          expected to increase their earnings at an above-average
                                          rate. If these expectations are not met, the stock price can fall drastically--even if earnings show an absolute
                                          increase.
                                          The risks and returns of different industries can vary over the long-term and short-term. Because of this, the Fund's
                                          performance could suffer during times when the stocks of
                                          companies in the Class A growth industries in which it is
                                          invested are out of favor.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 92.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH LARGE CAP FUND


                                            PERFORMANCE BAR CHART AND TABLE


                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR CLASS A SHARES


93                                                                              5.6
94                                                                              1.78
95                                                                             34.99
96                                                                             17.63
97                                                                             35.93
98                                                                             37.87
99                                                                             18.85


                                     The bar chart above does not reflect any applicable sales charges which would reduce returns.


                                              Best
                                         quarter:      24.83%  12/31/98


                                              Worst
                                           quarter:     -5.95%  9/30/98



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS


                                                    (for the periods ended

                                                    December 31, 1999)

   The bar chart and table on this
   page provide some indication of the
   risks of investing in the Large Cap
   Fund by showing how the Fund has
   performed. The bar chart shows how
   the performance of the Fund's Class
   A shares has varied from year to
   year. The table below compares the
   performance of Class A shares over
   time to that of the S&P 500(R)
   Index, a widely recognized,
   unmanaged index of common stocks.
   Both the bar chart and the table
   assume the reinvestment of
   dividends and distributions. Class
   B shares and Class I shares had not
   been offered for a full calendar
   year. Of course, past performance
   does not indicate how the Fund will
   perform in the future.



                                                      INCEPTION            1             5             10               SINCE
                                                         DATE             YEAR         YEARS         YEARS            INCEPTION
 CLASS A SHARES
 (with 4.50% sales charge)                              8/3/92           13.49%       27.57%            N/A            19.86%
 CLASS B SHARES
 (with applicable Contingent Deferred Sales
 Charge)                                                8/3/92           12.78%       28.35%            N/A            20.46%
 TRUST SHARES                                           8/3/92           18.84%       28.73%            N/A            20.60%
 S&P 500(R)INDEX                                       7/31/92           21.03%       28.54%            N/A            20.84%

                                                            AMSOUTH LARGE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES   CAP
   FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES   CLASS A   CLASS B   TRUST
                                                     PAID BY YOU DIRECTLY)(1)                 SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                       4.50%(2)   None     None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                              None     5.00%(3)  None

                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A   CLASS B   TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES    SHARES    SHARES
                                                     Management Fee                            0.80%     0.80%    0.80%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                               0.00%     0.75%     None
                                                     Other Expenses(5)                         0.57%     0.57%    0.47%(6)

                                                       TOTAL FUND OPERATING EXPENSES           1.37%     2.12%    1.27%

                                                     Fee Waiver and/or Expense Reimbursement     n/a    (0.10%)  (0.10%)

                                                       NET EXPENSES(7)                         1.37%     2.02%    1.17%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.



                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (7) Total expenses after fee waivers and expense reimbursements for each class through April 30, 2000 will be as follows: Class A, 1.04%; and Trust Class, 1.07%. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.41%; Class B, 2.01%; and Trust, 1.16% until October 1, 2001.

                                              EXPENSE EXAMPLE

                                                                                      1        3         5       10
                                                                                   YEAR    YEARS     YEARS    YEARS
                                                     CLASS A SHARES                $583     $864    $1,166   $2,022
                                                     CLASS B SHARES
                                                     Assuming Redemption           $715     $964    $1,339   $2,171
                                                     Assuming No Redemption        $215     $664    $1,139   $2,171
                                                     TRUST SHARES                  $129     $403    $  697   $1,534


As an investor in the Large Cap
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.



CONTINGENT DEFERRED SALES CHARGE


Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of companies publicly traded on U.S. exchanges that are either included in the Russell Mid-Cap Growth Index or have market
                                          capitalizations within the range of such included companies.
                                          In choosing stocks for the Fund, the Fund's Sub-Adviser,
                                          Bennett Lawrence Management, seeks to identify industries
                                          that are benefiting from major demand trends or themes and are therefore growing at a much faster rate than the overall economy. The Sub-Adviser then typically gathers information on the companies that are benefiting from these trends or
                                          themes. Generally, the Fund will not invest in a company
                                          unless the Sub-Adviser has met with the company's top
                                          management. The Sub-Adviser also seeks to talk to suppliers, purchasers, and competitors to reinforce its analysis and
                                          monitor the Fund's holdings. The Sub-Adviser's experience
                                          has been that when mid-sized companies are backed by major demand trends, they can create attractive gains for
                                          investors.
                                          For a more complete description of the various securities in which the Fund may invest please see the Additional
                                          Investment Strategies and Risks on page 92 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to
                                          movements in the stock market and the activities of
                                          individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.
                                          INVESTMENT STYLE RISK: The Fund invests in mid-cap companies which carry additional risks. These companies typically have less predictable earnings than larger companies and their
                                          securities trade less frequently and in more limited volume than those of larger, more established companies. As a
                                          result, mid-cap stocks and thus the Fund's shares may
                                          fluctuate more in value than larger-cap stocks and funds
                                          that focus on them.
                                          Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically -- even if
                                          earnings show an absolute increase.
                                          Because demand trends and themes can change, the Fund's
                                          performance could suffer if the Adviser is slow to respond to such changes.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 92.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                          AMSOUTH MID CAP FUND


   This section would normally include a bar chart and a table showing how the Mid Cap Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for full calendar year, the bar chart and table are not shown.

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                  4.50%(2)   None     None
                                                     Maximum Deferred Sales Charge
                                                     (Load)                                None     5.00%(3)  None
                                                     Redemption Fee(4)                    0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES
                                                     Management Fee                       1.00%     1.00%    1.00%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                          0.00%     0.75%     None
                                                     Other Expenses(5)                    1.34%     1.34%    1.24%(6)
                                                     Total Fund Operating Expenses(5)     2.34%     3.09%    2.24%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B shares automatically convert to Class A shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 3.00%; Class B, 3.60%; Trust, 2.75% until
                                  October 1, 2001.


                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.

                                              EXPENSE EXAMPLE

                                                                                                               1        3
                                                                                                            YEAR    YEARS
                                                     CLASS A SHARES                                         $676   $1,148
                                                     CLASS B SHARES
                                                     Assuming Redemption                                    $812   $1,254
                                                     Assuming No Redemption                                 $312   $  954
                                                     TRUST SHARES                                           $227   $  700


As an investor in the Mid Cap
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.



CONTINGENT DEFERRED SALES CHARGE


Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of
                                          common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                          Any current income generated from these securities is
                                          incidental.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000(R)
                                          Growth Index (currently between $50 million and $2 billion).
                                          In managing the Fund's portfolio, the manager seeks smaller companies with above-average growth potential. Factors the portfolio manager typically considers in selecting
                                          individual securities include positive changes in earnings estimates for future growth, higher than market average
                                          profitability, a strategic position in a specialized market, earnings growth consistently above market, and fundamental value.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          SMALL COMPANY RISK: Investing in smaller, lessor-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited
                                          flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 92.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND

                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR CLASS A SHARES

1999                                                                  16.24

                                     The bar chart above does not reflect any applicable sales charges which would reduce returns.

                                              Best
                                         quarter:      27.47%  12/31/99
                                              Worst
                                           quarter:     19.70%  9/30/98

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ended
                                                    December 31, 1999)

   The bar chart and table on this
   page provide some indication of the
   risks of investing in the Small Cap
   Fund by showing how the Fund has
   performed. The bar chart shows how
   the performance of the Fund's Class
   A shares has varied from year to
   year. The table below compares the
   performance of Class A shares over
   time to that of the S&P 500(R)
   Index, a widely recognized,
   unmanaged index of common stocks.
   Both the bar chart and the table
   assume the reinvestment of
   dividends and distributions. Class
   B shares and Trust shares had not
   been offered for a full calendar
   year. Of course, past performance
   does not indicate how the Fund will
   perform in the future.

                                                                                                   SINCE
                                                      1             5             10             INCEPTION
                                                     YEAR         YEARS         YEARS             3/2/98
 CLASS A SHARES
 (with 4.50% sales charge)                          10.78%          N/A            N/A             2.34%
 CLASS B SHARES
 (with applicable Contingent Deferred Sales
 Charge)                                             9.99%          N/A            N/A             1.84%
 TRUST SHARES                                       16.24%          N/A            N/A             5.09%
 S&P 500(R)INDEX                                    21.03%          N/A            N/A            21.81%

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                        AMSOUTH SMALL CAP FUND

   This section would normally include a bar chart and a table showing how the Small Cap Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                              FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B    TRUST
                                                     (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (Load) on
                                                     Purchases                                 4.50%(2)   None      None
                                                     Maximum Deferred Sales Charge (Load)       None    5.00%(3)    None
                                                     Redemption Fee(4)                            0%        0%         0%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B    TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES
                                                     Management Fee                            1.20%     1.20%      1.20%
                                                     Distribution and/or Service (12b-1) Fee   0.00%     0.75%      0.00%
                                                     Other Expenses(5)                         0.55%     0.55%      0.45%(6)
                                                       TOTAL FUND OPERATING EXPENSES           1.75%     2.50%      1.65%
                                                     Fee Waiver and/or Expense Reimbursement     N/A    (0.15%)    (0.15%)
                                                       NET EXPENSES(7)                         1.75%     2.35%      1.50%

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are restated to reflect current fees.

                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.

                                  (7) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class B Shares, 2.35%; Trust Shares, 1.50% until October 1, 2001.

                                              EXPENSE EXAMPLE

                                                                                     1        3        5       10
                                                                                  YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $620   $  976   $1,356   $2,420
                                                     CLASS B SHARES
                                                     Assuming redemption          $753   $1,079   $1,531   $2,565
                                                     Assuming no redemption       $253   $  779   $1,331   $2,565
                                                     TRUST SHARES                 $168   $  520   $  897   $1,955

As an investor in the Small Cap
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH EQUITY INCOME FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks above average income and capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities that are
                                          convertible into common stocks, such as convertible bonds
                                          and convertible preferred stock.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          income-producing equity securities such as common stocks,
                                          ADRs, and securities convertible into common stocks,
                                          including convertible bonds and convertible preferred
                                          stocks.
                                          In managing the Fund's portfolio, the manager seeks equity securities believed to represent investment value. In
                                          choosing individual securities, the portfolio manager
                                          emphasizes those common stocks in each sector that have good value, attractive yield, and dividend growth potential. The portfolio manager will also consider higher valued companies that show the potential for growth. Factors that the
                                          portfolio manager considers in selecting equity securities include industry and company fundamentals, historical price relationships, and/or underlying asset value. The Fund also utilizes convertible securities because these securities
                                          typically offer higher yields and good potential for capital appreciation as well as some downside protection.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that this Fund's
                                          blended investment style will underperform other Funds or
                                          market averages that focus exclusively on either growth or value.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 92.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH EQUITY INCOME FUND

                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR TRUST SHARES(1)

98                                                                             12.42
99                                                                             25.15

                                              Best
                                              quarter:       19.38%     12/31/99
                                              Worst
                                              quarter:      -12.57%      9/30/98

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 1999)(1)
   The chart and table on this page
   show how the Equity Income Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart shows the performance of
   the Fund's Trust Shares for its
   first two full calendar years of
   operations. The table below
   compares the Fund's performance
   over time to that of the S&P 500(R)
   Index, a widely recognized,
   unmanaged index of common stocks.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.

                                                                 SINCE INCEPTION
                                                    1 YEAR          (3/20/97)
 CLASS A SHARES
 (with 4.50% sales charge)                          19.14%           18.45%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                            18.84%           18.85%
 TRUST SHARES                                       25.15%           20.70%
 S&P 500(R)INDEX                                    21.03%           29.16%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH EQUITY INCOME FUND

                                              FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                     4.50%(2)   None     None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                            None    5.00%(3)   None
                                                     Redemption Fee(4)                          0%        0%       0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee                          0.80%     0.80%    0.80%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                             0.00%     0.75%    0.00%
                                                     Other Expenses(5)                       0.58%     0.58%    0.48%(6)

                                                       TOTAL FUND OPERATING EXPENSES         1.38%     2.13%    1.28%
                                                     Fee Waiver and/or Expense
                                                     Reimbursement                             N/A    (0.07%)   (0.07%)

                                                       NET EXPENSES(7)                       1.38%     2.06%    1.21%

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are restated to reflect current fees.

                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.

                                  (7) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class B Shares, 2.06%; Trust Shares, 1.21% until October 1, 2001.
                                              EXPENSE EXAMPLE

                                                                                     1      3        5       10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $584   $867   $1,171   $2,033
                                                     CLASS B SHARES
                                                     Assuming redemption          $716   $967   $1,344   $2,182
                                                     Assuming no redemption       $216   $667   $1,114   $2,182
                                                     TRUST SHARES                 $130   $406   $  702   $1,545

As an investor in the Equity
   Income Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES                 The Fund seeks to obtain long-term capital growth and
                                          produce a reasonable amount of current income through a
                                          moderately aggressive investment strategy.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a broadly
                                          diversified portfolio of equity and debt securities
                                          consisting primarily of common stocks and bonds.
                                          The Fund normally invests between 45-75% of its assets in
                                          equity securities and at least 25% of its assets in
                                          fixed-income securities. The portion of the Fund's assets
                                          invested in equity and debt securities will vary depending upon economic conditions, the general level of stock prices, interest rates and other factors, including the risks
                                          associated with each investment. The Fund's equity
                                          investments consist primarily of common stocks of companies that the portfolio manager believes are undervalued and have a favorable outlook. The Fund's fixed-income investments
                                          consist primarily of "high-grade" bonds, notes and
                                          debentures. The average dollar-weighted maturity of the
                                          fixed-income portion of the Fund's portfolio will range from one to thirty years.
                                          In managing the equity portion of the Fund, the portfolio
                                          manager uses a variety of economic projections, quantitative techniques, and earnings projections in formulating
                                          individual stock purchase and sale decisions. The portfolio manager selects investments that he believes have basic
                                          investment value which will eventually be recognized by
                                          other investors.
                                          In managing the fixed income portion of the Fund's
                                          portfolio, the portfolio manager uses a "top down"
                                          investment management approach focusing on a security's
                                          maturity. The manager sets, and continually adjusts, a
                                          target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic
                                          factors. The manager then selects individual securities
                                          whose maturities fit this target and which are deemed to be the best relative values.
                                          The Fund may also invest in certain other equity and debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 92 or consult the Statement of
                                          Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which the equity portion of this Fund
                                          focuses -- value stocks -- will underperform other kinds of investments or market averages.
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Generally, an increase in the average
                                          maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 92.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND

                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR TRUST SHARES(1)

92                                                                              8.72
93                                                                             14.37
94                                                                              0.59
95                                                                             23.51
96                                                                              9.72
97                                                                             20.95
98                                                                             13.42
99                                                                              1.51


                                              Best
                                              quarter:  9.21%     6/30/97
                                              Worst
                                             quarter:  -5.19%     9/30/99

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 1999)(1)
   The chart and table on this page
   show how the Balanced Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance over
   eight years to demonstrate that the
   Fund's value varied at different
   times. The table below compares the
   Fund's performance over time to
   that of the S&P 500(R) Index, a
   widely recognized, unmanaged index
   of common stocks, and the Lehman
   Brothers Government/Corporate Bond
   Index, an unmanaged index
   representative of the total return
   of government and corporate bonds.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

   The returns for Class A and Class B
   Shares will differ from the Trust
   Share returns shown in the bar
   chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.

                                                                 SINCE INCEPTION
                                      1 YEAR       5 YEARS         (12/19/91)
 CLASS A SHARES
 (with 4.50% sales charge)            -3.23%       12.38%            11.31%
 CLASS B SHARES(2)
 (with applicable Contingent
 Deferred Sales Charge)               -3.71%       12.78%            11.70%
 TRUST SHARES                          1.51%       13.54%            12.02%
 S&P 500(R) INDEX                     21.03%       28.54%            20.93%
 LEHMAN BROTHERS
 GOVERNMENT/CORPORATE BOND INDEX      -2.15%        7.61%             6.93%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on September 2, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                         AMSOUTH BALANCED FUND

                                              FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                     4.50%(2)   None     None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                            None    5.00%(3)   None
                                                     Redemption Fee(4)                          0%        0%       0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee                          0.80%     0.80%    0.80%
                                                     Distribution and/or Service (12b-1)
                                                     Fee                                     0.00%     1.00%    0.00%
                                                     Other Expenses(5)                       0.57%     0.32%    0.47%(6)
                                                     Total Fund Operating Expenses(5)        1.37%     2.12%    1.27%

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other Expenses are restated to reflect current fees. Other expenses are being limited to 0.56% for Class A Shares and 0.31% for Class B Shares and 0.46% for Trust Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.36%; Class B Shares, 2.11%; and Trust Shares, 1.26%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.
                                              EXPENSE EXAMPLE

                                                                                     1      3        5       10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $583   $864   $1,166   $2,022
                                                     CLASS B SHARES
                                                     Assuming redemption          $715   $964   $1,339   $2,261
                                                     Assuming no redemption       $215   $664   $1,139   $2,261
                                                     TRUST SHARES                 $129   $403   $  697   $1,534

As an investor in the Balanced
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital by investing
                                          primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible
                                          preferred stocks. The portfolio manager does not currently intend to purchase convertible securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of companies with market capitalizations greater than
                                          $2 billion at the time of purchase and that possess a
                                          dominant market share and have a barrier, such as a patent or well-known brand name, that shields its market share and profits from competitors.
                                          In managing the Fund's portfolio, the managers continuously monitor a universe of companies possessing "market power" to look for opportunities to purchase these stocks at
                                          reasonable prices. "Market power" is a combination of
                                          dominant market share and a barrier that protects that
                                          market share. In selecting individual securities, the
                                          portfolio managers look for companies that appear
                                          undervalued. The managers then conduct a fundamental
                                          analysis of the stock, the industry and the industry
                                          structure. The portfolio managers will then purchase those companies whose market power, in the managers' opinion, is intact. As a result, the portfolio managers may focus on a relatively limited number of stocks (i.e., generally 25 or less). The Fund is non-diversified.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses - undervalued growth
                                          stocks - will underperform other kinds of investments or
                                          market averages.
                                          NON-DIVERSIFIED RISK: The Fund may invest in a small number of companies which may increase the volatility of the Fund.
                                          If the companies in which the Fund invests perform poorly, the Fund could suffer greater losses than if it had been
                                          invested in a greater number of companies.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. However, the portfolio managers expect that the Fund's annual portfolio turnover rate will average less than 50% each year. If the
                                          Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its
                                          performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 92.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND

                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)
                                     [PERFORMANCE BAR CHART AND TABLE]

99                                                                             -9.86

                                              Best
                                              quarter:  9.02%     6/30/99
                                              Worst
                                            quarter:  -13.12%     9/30/99

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 1999)(1)

   The chart and table on this page
   show how the Select Equity Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart shows the performance of
   the Fund's Trust Shares for its
   first full calendar year of
   operations. The table below it
   compares the Fund's performance
   over time to that of the S&P 500(R)
   Index, a widely recognized,
   unmanaged index of common stocks.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.

                                                                 SINCE INCEPTION
                                                    1 YEAR          (9/1/98)
 CLASS A SHARES
 (with 4.50% sales charge)                         -14.19%            2.64%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           -14.85%            2.53%
 TRUST SHARES                                       -9.86%            6.41%
 S&P 500(R) INDEX                                   21.03%           25.61%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                    AMSOUTH SELECT EQUITY FUND

                                              FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                  4.50%(2)   None     None
                                                     Maximum Deferred Sales Charge
                                                     (Load)                                None     5.00%(3)  None
                                                     Redemption Fee(4)                       0%        0%       0%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES
                                                     Management Fee                       0.80%     0.80%    0.80%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                          0.00%     1.00%    0.00%
                                                     Other Expenses(5)                    1.05%     0.80%    0.95%(6)
                                                     Total Fund Operating Expenses(5)     1.85%     2.60%    1.75%

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%. 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other Expenses are restated to reflect current fees. Other expenses are being limited to 0.35% for Class A Shares and Class B Shares are being limited to 0.10%, and for Trust Shares are 0.21%. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.15%; Class B Shares, 2.15%; and Trust Shares, 1.01%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.

                                              EXPENSE EXAMPLE

                                                                                     1        3        5       10
                                                                                  YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $628   $1,000   $1,396   $2,501
                                                     CLASS B SHARES
                                                     Assuming redemption          $763   $1,108   $1,580   $2,747
                                                     Assuming no redemption       $263   $  808   $1,380   $2,747
                                                     TRUST SHARES                 $178   $  551   $  949   $2,062

As an investor in the Select
   Equity Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load) if
   you sell your shares before a
   certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                         AMSOUTH ENHANCED
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN
   AND EXPENSES                                               MARKET FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to produce long-term growth of capital by
                                          investing primarily in a diversified portfolio of common
                                          stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock. The
                                          portfolio manager does not currently intend to purchase
                                          convertible securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a broadly
                                          diversified portfolio of S&P 500 stocks, overweighting
                                          relative to their S&P weights those that the portfolio
                                          manager believes to be undervalued compared to others in the index. The Fund seeks to maintain risk characteristics
                                          similar to that of the S&P 500 Index and, normally, invests at least 80% of its assets in common stocks drawn from the
                                          Index.
                                          The portfolio manager's stock selection process utilizes
                                          computer-aided quantitative analysis. The portfolio
                                          manager's computer models use many types of data, but
                                          emphasize technical data such as price and volume
                                          information. Applying these models to stocks within the S&P
                                          500, the portfolio manager hopes to generate more capital
                                          growth than that of the S&P 500. The portfolio manager's
                                          emphasis on technical analyses can result in significant
                                          shifts in portfolio holdings at different times. However,
                                          stringent risk controls at the style, industry and
                                          individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- stocks in the S&P 500
                                          Index which are primarily large cap companies -- will
                                          underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 92.

                                                         AMSOUTH ENHANCED
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   MARKET FUND

                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)

99                                                                             39.47

                                              Best quarter:     14.44%  12/31/99
                                              Worst quarter:   -5.70%   9/30/99

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending
                                                    December 31, 1999)(1)
   The chart and table on this page
   show how the Enhanced Market Fund
   has performed and how its
   performance has varied from year to
   year. The bar chart shows the
   performance of the Fund's Trust
   Shares for its first full calendar
   year of operations. The table below
   it compares the Fund's performance
   over time to that of the S&P 500(R)
   Index, a widely recognized,
   unmanaged index of common stocks.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.
   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.

                                                                 SINCE INCEPTION
                                                    1 YEAR          (9/1/98)
 CLASS A SHARES
 (with 4.50% sales charge)                          15.62%           34.50%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                            15.17%           35.47%
 TRUST SHARES                                       21.35%           39.47%
 S&P 500(R) INDEX                                   21.03%           26.04%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

                                                         AMSOUTH ENHANCED
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   MARKET FUND

                                              FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (Load) on
                                                     Purchases                               4.50%(2)   None     None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                            None     5.00%(3)   None
                                                     Redemption Fee(4)                          0%        0%       0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee                          0.45%     0.45%    0.45%
                                                     Distribution and/or Service (12b-1)
                                                     Fee                                     0.00%     1.00%    0.00%
                                                     Other Expenses(5)                       1.09%     0.85%    1.19%(6)
                                                     Total Fund Operating Expenses(5)        1.54%     2.30%    1.64%

                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other Expenses are restated to reflect current fees. Other expenses are being limited to 0.45% for Class A Shares and Class B Shares are being limited to 0.20%, and for Trust Shares are 0.46%. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.90%; Class B Shares, 1.65%; and Trust Shares, 0.91%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.
                                              EXPENSE EXAMPLE

                                                                                     1        3        5       10
                                                                                  YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $600   $  915   $1,252   $2,202
                                                     CLASS B SHARES
                                                     Assuming redemption          $733   $1,018   $1,430   $2,445
                                                     Assuming no redemption       $233   $  718   $1,230   $2,445
                                                     TRUST SHARES                 $167   $  517   $  892   $1,944

As an investor in the Enhanced
   Market Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load) if
   you sell your shares before a
   certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,                AMSOUTH INTERNATIONAL
   RISK/RETURN AND EXPENSES                                         EQUITY FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital
                                          appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in equity securities of large
                                          non-U.S. companies (i.e., incorporated or organized outside the United States).
                                          In choosing stocks for the Fund, the Fund's Sub-Adviser,
                                          Lazard Asset Management, looks for established companies in economically developed countries that it believes are
                                          undervalued based on their return on total capital or
                                          equity. The Sub-Adviser attempts to identify undervalued
                                          securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized
                                          assets, potential for management change and the potential to improve profitability.
                                          The Sub-Adviser focuses on individual stock selection (a
                                          "bottom-up" approach) rather than on forecasting stock
                                          market trends (a "top-down" approach).
                                          The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the portfolio manager and Sub-Adviser.
                                          Ordinarily, the Fund invests in at least three different
                                          foreign countries. Although the Fund invests primarily in
                                          the stocks of companies located in developed foreign
                                          countries, it may invest up to 25% of its total assets in
                                          typically large companies located, or doing significant
                                          business in emerging markets. In addition, the Fund may have substantial investments in American and Global Depositary
                                          Receipts.
                                          For a more complete description of the various securities in which a Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 92 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            MARKET RISK: The Fund's performance will be influenced by
                                          political, social and economic factors affecting companies in foreign countries. The securities of foreign issuers
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          Foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company
                                          information, political instability, and differing auditing and legal standards. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Fund's holdings or an
                                          overall decline in the stock markets of the foreign
                                          countries in which the Fund is invested.
                                          INVESTMENT STYLE RISK: Emerging market countries have
                                          economic structures that are generally less diverse and
                                          mature, and political systems that are less stable, than
                                          those of developed countries. As a result, their markets are more volatile.
                                          Value stocks involve the risk that they may never reach what the Sub-Adviser believes is their full market value. They
                                          also may decline in price, even though in theory they are
                                          already underpriced.
                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market
                                          value of a single company or industry.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 92.

                                                    AMSOUTH INTERNATIONAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   EQUITY FUND

                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR CLASS A SHARES

98                                                                              9.47
99                                                                             26.77

                                     The bar chart above does not reflect any applicable sales charges which would reduce returns.

                                              Best
                                              quarter:     18.79%  12/31/98
                                              Worst
                                              quarter:    -19.33%   9/30/98

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ended
                                                    December 31, 1999)

   The bar chart and table on this
   page provide some indication of the
   risks of investing in the
   International Fund by showing how
   the Fund has performed. The bar
   chart shows the performance of the
   Fund's Class A shares for its first
   two full calendar years of
   operation. The table below compares
   the performance of Class A shares
   over time to that of Morgan Stanley
   Capital International Europe,
   Australia, Far East ("EAFE") Index,
   a widely recognized, unmanaged
   index of foreign securities
   representing major non-U.S. stock
   markets. Both the bar chart and the
   table assume the reinvestment of
   dividends and distributions. Class
   B and Trust shares had not been
   offered for a full calendar year.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                      INCEPTION            PAST            PAST 5             PAST 10
                                                         DATE              YEAR            YEARS               YEARS
 CLASS A SHARES
 (with 4.50% sales charge)                             8/15/97                20.73%          N/A                N/A
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                               8/15/97                22.98%          N/A                N/A
 TRUST SHARES                                          8/15/97                26.72%          N/A                N/A
 EAFE INDEX                                            7/31/97                20.33%          N/A                N/A

                                                         SINCE
                                                       INCEPTION
 CLASS A SHARES
 (with 4.50% sales charge)                              11.19%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                                11.99%
 TRUST SHARES                                           13.35%
 EAFE INDEX                                              5.62%

                                                    AMSOUTH INTERNATIONAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   EQUITY FUND

                                              FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                       4.50%(2)   None     None
                                                     Maximum Deferred Sales Charge (Load)       None     5.00%(3)  None

                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES
                                                     Management Fee                            1.25%     1.25%    1.25%
                                                     Distribution and/or Service (12b-1) Fee   0.00%     0.75%     None
                                                     Other Expense(5)                          1.21%     1.21%    1.11%(6)

                                                       TOTAL FUND OPERATING EXPENSES           2.46%     3.21%    2.36%

                                                     Fee Waiver and/or Expense Reimbursement   (.15%)    (.30%)   (.30%)

                                                       NET EXPENSES(7)                         2.31%     2.91%    2.06%

                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect.

                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.

                                  (7) Total expenses after fee waivers and expense reimbursements for each class through April 30, 2000 will be as follows: Class A, 1.77%; and Trust, 1.77%. AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 2.31%; Class B, 2.91%; and Trust, 2.06% until October 1, 2001.
                                              EXPENSE EXAMPLE

                                                                                                3        5       10
                                                                                  1 YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $688    $1,182   $1,702   $3,120
                                                     CLASS B SHARES
                                                     Assuming Redemption           $824    $1,289   $1,878   $3,260
                                                     Assuming No Redemption        $324    $  989   $1,678   $3,260
                                                     TRUST SHARES                  $239    $  736   $1,260   $2,696

As an investor in the
   International Equity Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW

                          STRATEGIC PORTFOLIOS

                                          These Funds are "funds of funds" which will invest
                                          substantially all of their assets in Trust Shares of other
                                          Funds of the AmSouth Funds (Underlying Funds) as described herein.

    WHO MAY WANT TO INVEST?               Consider investing in these Funds if you are:
                                          - seeking to spread your investment among many different
                                            mutual funds that match your goals in one simple package
                                          - seeking investment professionals to select and maintain a portfolio of mutual funds for you
                                          - seeking the benefits of asset allocation and multiple
                                            levels of risk reducing diversification
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                   AGGRESSIVE GROWTH PORTFOLIO

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in six
                                          Underlying Funds which invest primarily in equity securities and up to 30% of its total assets in one Underlying Fund
                                          which invests in money market instruments. The Fund will
                                          invest its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                       UNDERLYING FUND                                               STRATEGY RANGE

                                       Large Cap Fund                                                    0%-70%
                                       Capital Growth Fund                                               0%-45%
                                       Small Cap Fund                                                    0%-30%
                                       International Equity Fund                                         0%-20%
                                       Mid Cap Fund                                                      0%-30%
                                       Value Fund                                                        0%-70%
                                       Prime Money Market Fund                                           0%-30%

                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   AGGRESSIVE GROWTH PORTFOLIO

   This section would normally include a bar chart and a table showing how the Aggressive Growth Portfolio has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.
                                              FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                     4.50%(2)   None     None
                                                     Maximum Deferred Sales Charge (Load)     None     5.00%(3)  None
                                                     Redemption Fee(4)                       0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES   CLASS A   CLASS B   TRUST
                                                     PAID FROM FUND ASSETS)                 SHARES    SHARES    SHARES
                                                     Management Fee                          0.20%     0.20%    0.20%
                                                     Distribution and/or Service (12b-1)
                                                     Fee                                     0.00%     0.75%     None
                                                     Other Expenses                          0.64%     0.64%    0.59%

                                                       TOTAL FUND OPERATING EXPENSES(5)      0.84%     1.59%    0.79%

                                                     Fee Waiver and/or Expense
                                                     Reimbursement                          (0.15%)   (0.15%)  (0.05%)

                                                       NET EXPENSES(6)                       0.69%     1.45%    0.74%

                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                  (6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers
                                  (NASD) rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.
                                      AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE
                                      GROWTH PORTFOLIO

                                                     CLASS A SHARES                                                2.23%
                                                     CLASS B SHARES                                                2.98%
                                                     TRUST SHARES                                                  2.18%

                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

As an investor in the Strategic
   Portfolios: Aggressive Growth
   Portfolio, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

In addition to the expenses shown
   above, if you buy and hold
   shares of the AmSouth
   Strategic Portfolios:
   Aggressive Growth Portfolio
   you will indirectly bear your
   pro rata share of fees and
   expenses incurred by the
   Underlying Funds in which the
   Fund invests, so that the
   investment returns of the Fund
   will be net of the expenses of
   the Underlying Funds. After
   combining the total operating
   expenses of the Fund with
   those of the Underlying Funds,
   the estimated average weighted
   expense ratio is as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                   AGGRESSIVE GROWTH PORTFOLIO

                                              EXPENSE EXAMPLE


                                                                                            1         3         5         10
                                                                                         YEAR     YEARS     YEARS      YEARS
                                                     CLASS A SHARES                      $666    $1,116    $1,591     $2,899
                                                     CLASS B SHARES
                                                     Assuming Redemption                 $801    $1,221    $1,767     $3,041
                                                     Assuming No Redemption              $301    $  921    $1,567     $3,041
                                                     TRUST SHARES                        $221    $  682    $1,169     $2,513



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                   GROWTH PORTFOLIO


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in seven
                                          Underlying Funds which invest primarily in equity
                                          securities, up to 20% of its total assets in one Underlying
                                          Fund which invests primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:



                                       UNDERLYING FUND                                               STRATEGY RANGE
                                       Large Cap Fund                                                    0%-65%
                                       Capital Growth Fund                                               0%-25%
                                       Equity Income Fund                                                0%-25%
                                       Small Cap Fund                                                    0%-25%
                                       International Equity Fund                                         0%-15%
                                       Value Fund                                                        0%-65%
                                       Prime Money Market Fund                                           0%-20%
                                       Mid Cap Fund                                                      0%-25%
                                       Government Income Fund                                            0%-25%


                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                              GROWTH PORTFOLIO


   This section would normally include a bar chart and a table showing how the Growth Portfolio has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                      4.50%(2)    None      None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                              None    5.00%(3)    None
                                                     Redemption Fee(4)                        0.00%     0.00%     0.00%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B    TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES
                                                     Management Fee                           0.20%     0.20%     0.20%
                                                     Distribution and/or Service (12b-1) Fee  0.00%     0.75%      None
                                                     Other Expenses                           0.64%     1.59%     0.59%

                                                       TOTAL FUND OPERATING EXPENSES(5)       0.84%     1.59%     0.79%

                                                     Fee Waiver and/or Expense Reimbursement  (.15%)    (.15%)    (.05%)

                                                       NET EXPENSES(6)                        0.69%     1.45%     0.74%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.


                                       AMSOUTH STRATEGIC PORTFOLIOS: GROWTH
                                       PORTFOLIO


                                                     CLASS A SHARES                                                2.18%

                                                     CLASS B SHARES                                                2.93%

                                                     TRUST SHARES                                                  2.13%


                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.


As an investor in the Strategic
   Portfolios: Growth Portfolio,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.



CONTINGENT DEFERRED SALES CHARGE



Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


                                       42
   In addition to the expenses shown
   above, if you buy and hold shares
   of the AmSouth Strategic
   Portfolios: Growth Portfolio you
   will indirectly bear your pro rata
   share of fees and expenses
   incurred by the Underlying Funds
   in which the Fund invests, so that
   the investment returns of the Fund
   will be net of the expenses of the
   Underlying Funds. After combining
   the total operating expenses of
   the Fund with those of the
   Underlying Funds, the estimated
   average weighted expense ratio is
   as follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                              GROWTH PORTFOLIO

                                              EXPENSE EXAMPLE


                                                                                            1         3         5         10
                                                                                         YEAR     YEARS     YEARS      YEARS
                                                     CLASS A SHARES                      $661    $1,101    $1,567     $2,850
                                                     CLASS B SHARES
                                                     Assuming Redemption                 $796    $1,207    $1,743     $3,081
                                                     Assuming No Redemption              $296    $  907    $1,543     $3,081
                                                     TRUST SHARES                        $216    $  667    $1,144     $2,462



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                   GROWTH AND INCOME PORTFOLIO


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with long-term capital growth and a moderate level of current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 100% of its total assets in seven
                                          Underlying Funds which invest primarily in equity
                                          securities, 0% to 80% of its total assets in two Underlying
                                          Funds which invest primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:



                                       UNDERLYING FUND                                               STRATEGY RANGE
                                       International Equity Fund                                         0%-15%
                                       Small Cap Fund                                                    0%-20%
                                       Mid Cap Fund                                                      0%-20%
                                       Value Fund                                                        0%-60%
                                       Government Income Fund                                            0%-60%
                                       Large Cap Fund                                                    0%-60%
                                       Capital Growth Fund                                               0%-25%
                                       Equity Income Fund                                                0%-25%
                                       Limited Term Bond Fund                                            0%-20%
                                       Prime Money Market Fund                                           0%-20%


                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities
                                          fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.
                                          The Fund also invests in Underlying Funds that invest
                                          primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the
                                          potential for a decline in bond prices due to rising
                                          interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                   GROWTH AND INCOME PORTFOLIO


   This section would normally include a bar chart and a table showing how the Growth and Income Portfolio has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES   CLASS A   CLASS B   TRUST
                                                     PAID BY YOU DIRECTLY)(1)                 SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                       4.50%(2)   None     None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                              None     5.00%(3)  None
                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A   CLASS B   TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES    SHARES    SHARES
                                                     Management Fee                            0.20%     0.20%    0.20%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                               0.00%     0.75%     None
                                                     Other Expenses                            0.64%     0.64%    0.59%

                                                       TOTAL FUND OPERATING EXPENSES(5)        0.84%     1.59%    0.79%

                                                     Fee Waiver and/or Expense Reimbursement  (0.15%)   (0.15%)  (0.05%)

                                                       NET EXPENSES(6)                         0.69%     1.45%    0.74%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.


                                      AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND
                                      INCOME PORTFOLIO


                                                     CLASS A SHARES                                                2.18%

                                                     CLASS B SHARES                                                2.93%

                                                     TRUST SHARES                                                  2.13%


                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.


As an investor in the Strategic
   Portfolios: Growth and Income
   Portfolio, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.



CONTINGENT DEFERRED SALES CHARGE



Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   In addition to the expenses shown
   above, if you buy and hold shares
   of the AmSouth Strategic
   Portfolios: Growth and Income
   Portfolio you will indirectly bear
   your pro rata share of fees and
   expenses incurred by the
   Underlying Funds in which the Fund
   invests, so that the investment
   returns of the Fund will be net of
   the expenses of the Underlying
   Funds. After combining the total
   operating expenses of the Fund
   with those of the Underlying
   Funds, the estimated average
   weighted expense ratio is as
   follows:

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                   GROWTH AND INCOME PORTFOLIO

                                              EXPENSE EXAMPLE


                                                                                           1        3        5       10
                                                                                        YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $661   $1,101   $1,567   $2,850
                                                     CLASS B SHARES
                                                     Assuming Redemption                $796   $1,207   $1,743   $2,993
                                                     Assuming No Redemption             $296   $  907   $1,543   $2,993
                                                     TRUST SHARES                       $216   $  667   $1,144   $2,462



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
   OBJECTIVES, RISK/RETURN AND EXPENSES        MODERATE GROWTH AND INCOME
   PORTFOLIO


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income and a moderate level of capital growth.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within Funds within predetermined strategy ranges, as set
                                          forth below. The Adviser will make allocation decisions
                                          according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 0% to 80% of its total assets in four
                                          Underlying Funds which invest primarily in equity
                                          securities, 0% to 100% of its total assets in two Underlying
                                          Funds which invest primarily in fixed income securities and up to 20% of its total assets in one Underlying Fund which invests in money market instruments. The Fund will invest
                                          its assets in the following Underlying Funds within the
                                          strategy ranges (expressed as a percentage of the Fund's
                                          total assets) indicated below:



                                       UNDERLYING FUND                                               STRATEGY RANGE
                                       Government Income Fund                                            0%-70%
                                       Limited Term Bond Fund                                            0%-45%
                                       Large Cap Fund                                                    0%-50%
                                       Capital Growth Fund                                               0%-15%
                                       Value Fund                                                        0%-50%
                                       Equity Income Fund                                                0%-15%
                                       Prime Money Market Fund                                           0%-20%


                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest
                                          rate and credit risk. Interest rate risk is the potential
                                          for a decline in bond prices due to rising interest rates.
                                          Credit risk is the possibility that the issuer of a
                                          fixed-income security will fail to make timely payments of interest or principal, or that the security will have its
                                          credit rating downgraded.
                                          The Fund also invests in Underlying Funds that invest
                                          primarily in equity securities. Stocks and other equity
                                          securities fluctuate in price, often based on factors
                                          unrelated to the issuers' value, and such fluctuations can be pronounced.

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
   OBJECTIVES, RISK/RETURN AND EXPENSES        MODERATE GROWTH AND INCOME
   PORTFOLIO


   This section would normally include a bar chart and a table showing how the Moderate Growth and Income Portfolio has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES      CLASS A   CLASS B    TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)        SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                    4.50%(2)   None      None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                           None     5.00%(3)   None

                                                     Redemption Fee(4)                      0.00%     0.00%     0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES  CLASS A   CLASS B    TRUST
                                                     PAID FROM FUND ASSETS)                SHARES    SHARES    SHARES
                                                     Management Fee                         0.20%     0.20%     0.20%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                            0.00%     0.75%      None
                                                     Other Expenses                         0.64%     0.64%     0.59%

                                                       TOTAL FUND OPERATING EXPENSES(5)     0.84%     1.59%     0.79%

                                                     Fee Waiver and/or Expense
                                                     Reimbursement                         (0.15%)   (0.15%)   (0.05%)

                                                       NET EXPENSES(6)                      0.69%     1.45%     0.74%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.



                                  AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH
                                               AND INCOME PORTFOLIO




                                                     CLASS A SHARES                                                2.03%

                                                     CLASS B SHARES                                                2.78%

                                                     TRUST SHARES                                                  1.98%


                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.


As an investor in the Strategic
   Portfolios: Moderate Growth
   and Income Portfolio, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.



CONTINGENT DEFERRED SALES CHARGE



Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


                                       48
   In addition to the expenses shown
   above, if you buy and hold shares
   of the AmSouth Strategic
   Portfolios: Moderate Growth and
   Income Portfolio you will
   indirectly bear your pro rata
   share of fees and expenses
   incurred by the Underlying Funds
   in which the Fund invests, so that
   the investment returns of the Fund
   will be net of the expenses of the
   Underlying Funds. After combining
   the total operating expenses of
   the Fund with those of the
   Underlying Funds, the estimated
   average weighted expense ratio is
   as follows:

   DESCRIPTION OF THE FUNDS --              AMSOUTH STRATEGIC PORTFOLIOS:
   OBJECTIVES, RISK/RETURN AND EXPENSES        MODERATE GROWTH AND INCOME
   PORTFOLIO

                                              EXPENSE EXAMPLE


                                                                                           1        3        5       10
                                                                                        YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $647   $1,058   $1,494   $2,702
                                                     CLASS B SHARES
                                                     Assuming Redemption                $781   $1,162   $1,669   $2,935
                                                     Assuming No Redemption             $281   $  862   $1,469   $2,935
                                                     TRUST SHARES                       $201   $  621   $1,068   $2,306



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                      CURRENT INCOME PORTFOLIO


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund allocates its assets among the Underlying Funds
                                          within predetermined strategy ranges, as set forth below.
                                          The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative
                                          market valuation of the Underlying Funds.
                                          The Fund will invest 75% to 100% of its total assets in two
                                          Underlying Funds which invest primarily in fixed income
                                          securities and up to 30% of its total assets in one
                                          Underlying Fund which invests in money market instruments.
                                          The Fund will invest its assets in the following Underlying
                                          Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:



                                       UNDERLYING FUND                                               STRATEGY RANGE
                                       Limited Term Bond Fund                                           40%-60%
                                       Bond Fund                                                        35%-55%
                                       Prime Money Market Fund                                           0%-30%


                          The Underlying Funds are described elsewhere in this Prospectus.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments are concentrated in the Underlying
                                          Funds, so the Fund's investment performance is directly
                                          related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks
                                          associated with the Underlying Funds in which the Fund
                                          invests and the types of investments made by such Underlying
                                          Funds. In addition, since the Fund must allocate its
                                          investments among the Underlying Funds, the Fund does not
                                          have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by
                                          investing in the Fund, particularly if there is a sudden
                                          decline in the share prices of the Underlying Fund's
                                          holdings.
                                          The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest
                                          rate, credit and prepayment risk.
                                          Prices of fixed income securities tend to move inversely
                                          with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such
                                          securities, and therefore in the Underlying Fund's share
                                          price as well. Interest rate risk is usually greater for
                                          fixed-income securities with longer maturities or durations.
                                          To the extent the Underlying Funds maintain a comparatively long duration, their share prices will react more to
                                          interest rate movements.
                                          The Underlying Funds' investments also are subject to credit risk, which is the risk that the issuer of the security will fail to make timely payments of interest or principal, or to otherwise honor its obligations. Credit risk includes the
                                          possibility that any of the Underlying Funds' investments
                                          will have its credit rating downgraded or will default.
                                          Mortgage-related and asset-backed securities, which are
                                          derivative instruments, are subject to both credit and
                                          prepayment risk, and may be more volatile and less liquid
                                          than more traditional debt securities. If the borrowers
                                          prepay some or all of the principal owed to the issuer much earlier than expected, the Underlying Fund may have to
                                          replace the security by investing the proceeds in a less
                                          attractive security which could reduce the Underlying Fund's share price or yield.

                                            AMSOUTH STRATEGIC PORTFOLIOS:
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                      CURRENT INCOME PORTFOLIO


   This section would normally include a bar chart and a table showing how the Current Income Portfolio has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES   CLASS A   CLASS B    TRUST
                                                     PAID BY YOU DIRECTLY)(1)                 SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                       4.00%(2)   None      None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                              None     5.00%(3)   None
                                                     Redemption Fee(4)                         0.00%     0.00%     0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A   CLASS B    TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES    SHARES    SHARES
                                                     Management Fee                            0.20%     0.20%     0.20%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                               0.00%     0.75%      None
                                                     Other Expenses                            0.79%     0.79%     0.64%

                                                       TOTAL FUND OPERATING EXPENSES(5)        0.99%     1.74%     0.84%

                                                     Fee Waiver and/or Expense Reimbursement  (0.15%)   (0.15%)   (0.05%)

                                                       NET EXPENSES(6)                         0.84%     1.59%     0.79%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules. As reduced, the shareholder servicing fees are .10% for each class. Absent such reduction, the shareholder servicing fees would be: Class A, .25%; Class B, .25%; Trust Class, .15%.


                                     AMSOUTH STRATEGIC PORTFOLIOS: CURRENT
                                     INCOME PORTFOLIO


                                                     CLASS A SHARES                                                1.91%

                                                     CLASS B SHARES                                                2.66%

                                                     TRUST SHARES                                                  1.91%

                                  Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.


As an investor in the Strategic
   Portfolios: Current Income
   Portfolio, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.



CONTINGENT DEFERRED SALES CHARGE



Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   In addition to the expenses shown
   above, if you buy and hold shares
   of the AmSouth Strategic
   Portfolios: Current Income
   Portfolio you will indirectly bear
   your pro rata share of fees and
   expenses incurred by the
   Underlying Funds in which the Fund
   invests, so that the investment
   returns of the Fund will be net of
   the expenses of the Underlying
   Funds. After combining the total
   operating expenses of the Fund
   with those of the Underlying
   Funds, the estimated average
   weighted expense ratio is as
   follows:

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH STRATEGIC PORTFOLIOS:
   RISK/RETURN AND EXPENSES                            CURRENT INCOME PORTFOLIO

                                                       EXPENSE EXAMPLE


                                                                                           1        3        5       10
                                                                                        YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $586   $  976   $1,390   $2,543
                                                     CLASS B SHARES
                                                     Assuming Redemption                $769   $1,126   $1,610   $2,816
                                                     Assuming No Redemption             $269   $  826   $1,410   $2,816
                                                     TRUST SHARES                       $194   $  600   $1,032   $2,233



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - no changes in the Fund's
    operating expenses
  - redemption at the end of each
    time period
Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSE                                                       OVERVIEW


                          INCOME FUNDS


    TAXABLE FUNDS                         The Bond Fund, the Government Income Fund, the Limited Term
                                          Bond Fund, and the Limited Term U.S. Government Fund seek
                                          current income and invest primarily in fixed income
                                          securities, such as U.S. government securities, or
                                          corporate, bank and commercial obligations.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value
    TAX-FREE FUNDS                        The Municipal Bond Fund, Florida Tax-Exempt Fund, the
                                          Tennessee Tax-Exempt Fund and the Limited Term Tennessee
                                          Tax-Exempt Fund seek tax-exempt income and invest primarily in municipal securities which are exempt from Federal and, in the case of the Florida Tax-Exempt Fund, Florida
                                          intangible taxes and in the case of the Tennessee Funds,
                                          Tennessee intangible taxes.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to reduce Federal income or Florida or Tennessee intangible taxes
                                          - seeking monthly Federal tax-exempt dividends
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing through a tax-exempt retirement plan
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                             AMSOUTH BOND FUND



                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in bonds and other
                                          fixed-income securities. These investments include primarily
                                          U.S. corporate bonds and debentures and notes or bonds
                                          issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in debt securities only if they are high grade (rated at time of purchase in one of the three highest rating categories by a nationally
                                          recognized statistical rating organization (an "NRSRO"), or are determined by the portfolio manager to be of comparable quality). The Fund also invests in zero-coupon obligations which are securities which do not provide current income but represent ownership of future interest and principal
                                          payments on U.S. Treasury bonds.
                                          The Fund may purchase fixed-income securities of any
                                          maturity and although there is no limit on the Fund's
                                          average maturity, it is normally expected to be between five and ten years. In managing the Fund's portfolio, the manager uses a "top down" investment management approach focusing on a security's maturity. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates. The
                                          manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 92 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 92.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/ RETURN AND
   EXPENSES                                             AMSOUTH BOND FUND


                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)

                                     [PERFORMANCE BAR CHART AND TABLE]

90                                                                              6.92
91                                                                             15.32
92                                                                              7.30
93                                                                              9.86
94                                                                              3.23
95                                                                             18.41
96                                                                              2.56
97                                                                              9.21
98                                                                              9.40
99                                                                             -2.46


                                     The performance information shown above is based on a calendar year.


                                              Best
                                              quarter:  7.13%     6/30/89
                                              Worst
                                             quarter:  -2.39%     3/31/94

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1)



   The chart and table on this page
   show how the Bond Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance over ten
   years to demonstrate that the
   Fund's value varied at different
   times. The table below compares the
   Fund's performance over time to
   that of the Lehman Brothers
   Government/ Corporate Bond Index,
   an unmanaged index representative
   of the total return of government
   and corporate bonds. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.



   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.



                                                 1        5      10     SINCE INCEPTION
                                                YEAR    YEARS   YEARS     (12/31/88)
 CLASS A SHARES
 (with 4.00% sales charge)                      (6.47%) 6.27%   6.66%          7.20%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                        (8.03%) 6.40%   6.88%          7.40%
 TRUST SHARES                                   (2.46%) 7.19%   7.13%          7.62%
 LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND
 INDEX                                           0.16%  7.77%   7.89%         (1.94%)


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.


(2) Performance for the Class B Shares, which commenced operations on September 3, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales change (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/ RETURN AND
   EXPENSES                                             AMSOUTH BOND FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (Load) on
                                                     Purchases                                 4.00%(2)   None     None
                                                     Maximum Deferred Sales Charge (Load)       None     5.00%(3)  None
                                                     Redemption Fee(4)                            0%        0%       0%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES
                                                     Management Fee                            0.65%     0.65%    0.65%
                                                     Distribution and/or Service (12b-1) Fee   0.00%     0.75%    0.00%
                                                     Other Expenses(5)                         0.53%     0.53%    0.43%(6)

                                                       TOTAL FUND OPERATING EXPENSES           1.18%     1.93%    1.08%
                                                     Fee Waiver and/or Expense Reimbursement     N/A    (0.07%)   (0.07%)

                                                       NET EXPENSES(7)                         1.18%     1.86%    1.01%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.


                                  (7) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class B Shares, 1.86%; Trust Shares, 1.01% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                  1      3        5       10
                                                                               YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES            $515   $760   $1,023   $1,775
                                                     CLASS B SHARES
                                                     Assuming redemption       $696   $906   $1,242   $1,968
                                                     Assuming no redemption    $196   $606   $1,042   $1,968
                                                     TRUST SHARES              $110   $343   $  595   $1,317



As an investor in the Bond Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:



  - $10,000 investment



  - 5% annual return



  - no changes in the Fund's
    operating expenses



  - redemption at the end of each
    period



Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                          AMSOUTH LIMITED


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES  TERM
   BOND FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth Limited Maturity Fund) seeks current income consistent with the preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          short-term fixed income securities with maturities of five years or less, principally corporate bonds and securities
                                          issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable
                                          quality).
                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates and other economic factors. The manager then selects individual
                                          securities whose maturities fit this target and which the
                                          manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 92.

                                                          AMSOUTH LIMITED


   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES  TERM
   BOND FUND


                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)


90                                                                              8.52
91                                                                             11.94
92                                                                              6.03
93                                                                              7.16
94                                                                              -1.8
95                                                                             12.72
96                                                                              3.69
97                                                                              6.89
98                                                                              7.26
99                                                                              1.46


                                     The performance information shown above is based on a calendar year.


                                              Best
                                              quarter:  4.59%     6/30/89
                                              Worst
                                             quarter:  -1.41%     3/31/94

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Limited Term Bond Fund
   has performed and how its
   performance has varied from year to
   year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over ten years to
   demonstrate that the Fund's value
   varied at different times. The
   table below compares the Fund's
   performance over time to that of
   Merrill Lynch 1-5 Year
   Government/Corporate Bond Index, an
   unmanaged index representative of
   the total return of short-term
   government and corporate bonds. Of
   course, past performance does not
   indicate how the Fund will perform
   in the future.



   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.



                                                              5      10     SINCE INCEPTION
                                                  1 YEAR    YEARS   YEARS      (2/1/89)
 CLASS A SHARES
 (with 4.00% sales charge)                        (2.69%)   5.41%   5.84%        6.19%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                          (4.21%)   5.79%   6.19%        6.51%
 TRUST SHARES                                       1.46%   6.33%   6.50%        6.62%
 MERRILL LYNCH 1-5 YEAR GOVERNMENT/
 CORPORATE BOND INDEX                               2.19%   6.86%   7.00%        7.38%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.


(2) Performance for the Class B Shares, which commenced operations on September 2, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales change (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,                      AMSOUTH LIMITED
   RISK/RETURN AND EXPENSES                                      TERM BOND FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES          CLASS A   CLASS B    TRUST
                                                     (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (Load) on
                                                     Purchases                                  4.00%(2)   None      None
                                                     Maximum Deferred Sales Charge (Load)        None     5.00%(3)   None
                                                     Redemption Fee(4)                             0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES            CLASS A   CLASS B    TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES    SHARES    SHARES
                                                     Management Fee                             0.65%     0.65%     0.65%
                                                     Distribution and/or Service (12b-1) Fee    0.00%     0.75%     0.00%
                                                     Other Expenses(5)                          0.54%     0.54%     0.44%(6)

                                                       TOTAL FUND OPERATING EXPENSES            1.19%     1.94%     1.09%
                                                     Fee Waiver and/or Expense Reimbursement      N/A    (0.11%)   (0.11%)

                                                       NET EXPENSES(7)                          1.19%     1.83%     0.98%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (7) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class B Shares, 1.83%; Trust Shares, 0.98% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                    1      3        5       10
                                                                                 YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES              $516   $763   $1,028   $1,785
                                                     CLASS B SHARES
                                                     Assuming redemption         $697   $909   $1,247   $1,979
                                                     Assuming no redemption      $197   $609   $1,047   $1,979
                                                     TRUST SHARES                $111   $347   $  601   $1,329



As an investor in the Limited
   Term Bond Fund, you will pay
   the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:



  - $10,000 investment



  - 5% annual return



  - no changes in the Fund's
    operating expenses



  - redemption at the end of each
    time period



Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH GOVERNMENT
   RISK/RETURN AND EXPENSES                                         INCOME FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These investments are
                                          principally mortgage-related securities, but may also
                                          include U.S. Treasury obligations.
                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on a
                                          security's maturity. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund based upon expectations about interest rates. The
                                          manager then selects individual securities whose maturities fit this target and which the manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          PREPAYMENT RISK: If a significant number of mortgages
                                          underlying a mortgage backed security are refinanced, the
                                          security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 92.

                                                       AMSOUTH GOVERNMENT

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   INCOME FUND


                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)

                                     [PERFORMANCE BAR CHART AND TABLE]

94                                                                             -0.39
95                                                                             14.32
96                                                                              4.05
97                                                                              9.39
98                                                                              7.26
99                                                                              0.74



                                     The performance information shown above is based on a calendar year.



                                              Best
                                             quarter:   4.53%     6/30/95

                                              Worst
                                             quarter:  -1.43%     3/31/94

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1, 2)



   The chart and table on this page
   show how the Government Income Fund
   has performed and how its
   performance has varied from year to
   year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over six years to
   demonstrate that the Fund's value
   varied at different times. The
   table below compares the Fund's
   performance over time to that of
   the Lehman Brothers Mortgage Index,
   an unmanaged index generally
   representative of the mortgage bond
   market as a whole. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.


   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.



                                                     1        5     SINCE INCEPTION
                                                   YEAR     YEARS     (10/01/93)
 CLASS A SHARES
 (with 4.00% sales charge)                          (3.35%) 6.14%        4.82%
 TRUST SHARES                                        0.74%  7.05%        5.54%
 LEHMAN BROTHERS MORTGAGE INDEX                      1.85%  7.98%        6.21%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) This Fund also offers Class B Shares. Class B Shares had not commenced operations prior to the date of this prospectus.

                                                       AMSOUTH GOVERNMENT

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                   INCOME FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B    TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                       4.00%(2)   None      None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                              None     5.00%(3)   None
                                                     Redemption Fee(4)                            0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B    TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES
                                                     Management Fee                            0.65%     0.65%     0.65%
                                                     Distribution and/or Service (12b-1) Fee   0.00%     0.75%     0.00%
                                                     Other Expenses(5)                         0.69%     0.69%     0.59%(6)

                                                       TOTAL FUND OPERATING EXPENSES           1.34%     2.09%     1.24%
                                                     Fee Waiver and/or Expense Reimbursement  (0.06%)   (0.21%)   (0.21%)

                                                       NET EXPENSES(7)                         1.28%     1.88%     1.03%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (7) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A Shares, 1.28%; Class B Shares, 1.88%; Trust Shares, 1.03% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                     1      3         5       10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $531   $808    $1,105   $1,948
                                                     CLASS B SHARES
                                                     Assuming redemption          $712   $955    $1,324   $2,149
                                                     Assuming no redemption       $212   $655    $1,124   $2,149
                                                     TRUST SHARES                 $126   $393    $  681   $1,500



As an investor in the Government
   Income Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:



  - $10,000 investment



  - 5% annual return



  - no changes in the Fund's
    operating expenses



  - redemption at the end of each
    time period



Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,                 AMSOUTH LIMITED TERM
   RISK/RETURN AND EXPENSES                                U.S. GOVERNMENT FUND


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with high current income without assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests in securities issued or guaranteed as to
                                          payment of principal and interest by the U.S. Government,
                                          its agencies or instrumentalities, and enters into
                                          repurchase agreements in respect of such securities.
                                          In choosing U.S. Government securities for the Fund, the
                                          portfolio manager follows a controlled duration strategy
                                          which limits how much the Fund's portfolio duration will
                                          differ from its benchmark -- the Merrill Lynch 1-5 Year
                                          Government Bond Index. Typically, the Fund will have a
                                          portfolio duration between one and four years and a dollar weighted average portfolio life between one and five years, depending on market conditions. Duration is an indication of how sensitive a bond or mutual fund portfolio may be to
                                          changes in interest rates. For example, the market price of a bond with a duration of three years should decline 3% if interest rates rise 1%. Conversely, the market price of the same bond should increase 3% if interest rates fall 1%. The market price of a bond with a duration of six years should increase or decline twice as much as the market price of a bond with a three-year duration.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 92 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            INCOME RISK: Prices of U.S. Government securities tend to
                                          move inversely with changes in interest rates. The most
                                          immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Fund's share price as well.
                                          INTEREST RATE RISK: Interest rate risk is usually greater
                                          for fixed-income securities with longer maturities or
                                          durations. A security backed by the U.S. Government is
                                          guaranteed only as to timely payment of interest and
                                          principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed. As a result, the value of your investment in the Fund will
                                          fluctuate and you could lose money by investing in the Fund.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 92.

                                                     AMSOUTH LIMITED TERM
   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES U.S. GOVERNMENT FUND

                                            PERFORMANCE BAR CHART AND TABLE


                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR CLASS A SHARES


90                                                                              8.11
91                                                                              12.7
92                                                                              5.51
93                                                                              7.04
94                                                                             -1.02
95                                                                             10.88
96                                                                              2.69
97                                                                              6.18
98                                                                              6.69
99                                                                              1.08


                                     The bar chart above does not reflect any applicable sales charges which would reduce returns.


                                              Best
                                          quarter:       5.65%    6/30/89


                                              Worst
                                           quarter:     -1.41%    3/31/92



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS


                                                    (for the periods ended

                                                    December 31, 1999)

   The bar chart and table on this
   page provide some indication of the
   risks of investing in the Limited
   Term U.S. Government Fund by
   showing how the Fund has performed.
   The bar chart shows how the
   performance of the Fund's Class A
   shares has varied from year to
   year. The table below compares the
   performance of Class A shares over
   time to that of the Merrill Lynch
   1-5 Year Government Bond Index, a
   recognized, unmanaged index of
   short-term U.S. Government
   securities. Both the bar chart and
   the table assume the reinvestment
   of dividends and distributions.
   Class B and Trust shares had not
   been offered for a full calendar
   year. Of course, past performance
   does not indicate how the Fund will
   perform in the future.



                                                      INCEPTION           PAST        PAST 5       PAST 10            SINCE
                                                         DATE             YEAR        YEARS         YEARS           INCEPTION
 CLASS A SHARES
 (with sales charge imposed)                         12/31/86*           -2.99%        4.60%        5.47%             5.67%
 MERRILL LYNCH 1-5 YEAR GOV'T BOND INDEX                                 -4.58%        4.79%        5.74%             5.89%



(*) The Limited Term U.S. Government Fund commenced operations on 2/28/97 through a transfer of assets from collective trust fund accounts managed by the Adviser, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,                 AMSOUTH LIMITED TERM
   RISK/RETURN AND EXPENSES                                U.S. GOVERNMENT FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                       4.00%(2)   None     None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                              None     5.00%(3)  None
                                                     Redemption Fee(4)                         0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES
                                                     Management Fee                            0.65%     0.65%    0.65%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                               0.00%     0.75%     None
                                                     Other Expenses(5)                         0.76%     0.76%    0.66%(6)

                                                       TOTAL FUND OPERATING EXPENSES           1.41%     2.16%    1.31%
                                                     Fee Waiver and/or Expense Reimbursement  (0.05%)   (0.20%)  (0.20%)
                                                       NET EXPENSES(7)                         1.36%     1.96%    1.11%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect.


                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.


                                  (7) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.36%; Class B, 1.96%: and Trust, 1.11%
                                  until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                     1      3         5       10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $538   $828    $1,140   $2,023
                                                     CLASS B SHARES
                                                     Assuming Redemption          $719   $976    $1,359   $2,227
                                                     Assuming No Redemption       $219   $676    $1,159   $2,227
                                                     TRUST SHARES                 $133   $415    $  718   $1,579



This section would normally
   include a bar chart and a
   table showing how the Limited
   Term U.S. Government Fund has
   performed and how its
   performance has varied from
   year to year. Because the Fund
   has not been in operation for
   a full calendar year, the bar
   chart and table are not shown.


As an investor in the Limited
   Term U.S. Government Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


CONTINGENT DEFERRED SALES CHARGE



Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return


  - no changes in the Fund's
    operating expenses



  - redemption at the end of each
    time period



Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                        AMSOUTH MUNICIPAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,                      BOND FUND
   RISK/RETURN AND EXPENSES

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks to produce as high a level of current federal tax-exempt income, as is consistent with the preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities that provide income that is exempt from federal income tax and not subject to the federal alternative
                                          minimum tax for individuals. Municipal securities are debt obligations, such as bonds and notes, issued by states,
                                          territories and possessions of the United States and their political subdivisions, agencies and instrumentalities.
                                          Additionally, the Fund concentrates its investments in
                                          municipal securities issued by the State of Alabama and its political subdivisions. The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of
                                          comparable quality).
                                          The Fund may purchase securities of any maturity. In
                                          managing the Fund's portfolio, the manager uses a "top down"
                                          investment management approach focusing on a security's
                                          maturity. The manager sets, and continually adjusts, a
                                          target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic
                                          factors. The manager then selects individual securities
                                          whose maturities fit this target, have a certain level of
                                          credit quality, and which the manager believes are the best relative values.
                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          CONCENTRATION RISK: By concentrating its investments in
                                          securities issued by Alabama and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Alabama than funds that are more geographically diversified.
                                          Additionally, because of the relatively small number of
                                          issuers of Alabama municipal securities, the Fund is likely to invest in a limited number of issuers.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 92.

                                                        AMSOUTH MUNICIPAL
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,                      FUND BOND
   RISK/RETURN AND EXPENSES

                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)


98                                                                               5.42
99                                                                              -1.57


                                     The performance information shown above is based on a calendar year.



                                              Best
                                              quarter:  3.02%     9/30/98


                                              Worst
                                              quarter:  (2.09%)   6/30/98


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Municipal Bond Fund
   has performed and how its
   performance has varied from year to
   year. The bar chart shows the
   performance of the Fund's Class A
   Shares for its first two full
   calendar years of operations. The
   table below compares the Fund's
   performance over time to that of
   the Merrill Lynch 3-7 Year
   Municipal Bond Index, an unmanaged
   index generally representative of
   municipal bonds with intermediate
   maturities. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.


   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.



                                                           SINCE INCEPTION
                                                  1 YEAR     (07/01/97)
 CLASS A SHARES
 (with 4.00% sales charge)                        (5.56%)       3.62%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                             N/A        4.17%
 TRUST SHARES                                     (1.57%)       8.21%
 MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND INDEX       0.66%        6.62%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.


(2) Performance for the Class B Shares, which commenced operations on September 2, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales change (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

                                                        AMSOUTH MUNICIPAL

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES  BOND
   FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                  4.00%(2)   None     None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                         None    5.00%(3)   None
                                                     Redemption Fee(4)                       0%       0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES
                                                     Management Fee(5)                    0.65%    0.65%     0.65%
                                                     Distribution and Service
                                                     (12b-1) Fee                          0.00%    0.75%     0.00%
                                                     Other Expenses                       0.53%    0.53%     0.43%(6)
                                                     Total Fund Operating Expenses(5)     1.18%    1.93%     1.08%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Other expenses are restated to reflect current fees.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.


                                              EXPENSE EXAMPLE


                                                                                     1      3         5       10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $515   $760    $1,023   $1,775
                                                     CLASS B SHARES
                                                     Assuming redemption          $696   $906    $1,242   $1,968
                                                     Assuming no redemption       $196   $606    $1,042   $1,968
                                                     TRUST SHARES                 $110   $343    $  595   $1,317



As an investor in the Municipal
   Bond Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


Use the table at right to compare
   fees and expenses with those
   of other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

                                                          AMSOUTH FLORIDA
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth Tax-Free Fund) seeks to
                                          produce as high a level of current interest income exempt
                                          from Federal income taxes and Florida intangibles taxes as is consistent with the preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of Florida and its political
                                          subdivisions, that provide income exempt from Federal
                                          personal income tax and Florida intangible personal property tax. The Fund invests in Florida municipal securities only if they are high grade (rated at the time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable
                                          quality).
                                          Although there is no limit on the Fund's average maturity, normally it is expected to be between five to ten years. In managing the Fund's portfolio, the manager uses a "top down"
                                          investment management approach focusing on interest rates
                                          and credit quality. The manager sets, and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.
                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Florida and its municipalities, the
                                          Fund may be more vulnerable to unfavorable developments in
                                          Florida than funds that are more geographically diversified.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          LIQUIDITY RISK: The risk that certain securities may be
                                          difficult or impossible to sell at the time and the price
                                          that would normally prevail in the market.
                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-
                                          term bonds.
                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 92.

                                                          AMSOUTH FLORIDA
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND

                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)


95                                                                               11.09
96                                                                                3.60
97                                                                                6.69
98                                                                                5.44
99                                                                               -1.24


                                     The performance information shown above is based on a calendar year.


                                              Best
                                             quarter:   4.40%     3/31/95

                                              Worst
                                             quarter:  -1.82%     6/30/99


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Florida Tax-Exempt
   Fund has performed and how its
   performance has varied from year to
   year. The bar chart shows the
   performance of the Fund's Trust
   Shares for its first five full
   calendar years of operations. The
   table below compares the Fund's
   performance over time to that of
   the Merrill Lynch 3-7 Year
   Municipal Bond Index, an unmanaged
   index generally representative of
   the intermediate-term municipal
   bonds. Of course, past performance
   does not indicate how the Fund will
   perform in the future.


   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.



                                                                      SINCE
                                                     1        5     INCEPTION
                                                   YEAR     YEARS   (09/30/94)
 CLASS A SHARES
 (with 4.00% sales charge)                        (5.29%)   4.12%     3.71%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           -6.77%   4.49%     4.22%
 TRUST SHARES                                      -1.24%   5.03%     4.57%
 MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND INDEX       66.00%   5.55%     5.14%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.


(2) Performance for the Class B Shares, which commenced operations on September 2, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales change (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

                                                          AMSOUTH FLORIDA

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   TRUST
                                                     (EXPENSES PAID BY YOU DIRECTLY)(1)  SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                  4.00%(2)   None     None
                                                     Maximum Deferred Sales Charge
                                                     (Load)                                None     5.00%(3)  None
                                                     Redemption Fee(4)                       0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES
                                                     Management Fee                       0.65%     0.65%     0.65%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                          0.00%     1.00%     0.00%
                                                     Other Expenses(5)                    0.63%     0.37%     0.53%(6)
                                                     Total Fund Operating Expenses(5)     1.28%     2.02%     1.18%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) Lower sales charges are available
                                  depending upon the amount invested. For
                                  investments of $1 million or more, a
                                  contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                  (3) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (5) Management fees paid by the Fund are being limited to 0.30%. Additionally, shareholder servicing fees for Class A Shares are being limited to 0.10%. Other Expenses are restated to reflect current fees. Other expenses for Class A Shares are being limited to 0.46% and 0.21% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.61%; Class B Shares, 1.51%; and Trust Shares 0.66%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.

                                              EXPENSE EXAMPLE


                                                                                     1      3         5       10
                                                                                  YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES               $525   $790    $1,074   $1,883
                                                     CLASS B SHARES
                                                     Assuming redemption          $705   $934    $1,288   $2,158
                                                     Assuming no redemption       $205   $634    $1,088   $2,158
                                                     TRUST SHARES                 $120   $375    $  649   $1,432



As an investor in the Florida
   Tax-Exempt Fund, you will pay
   the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment


  - 5% annual return


  - no changes in the Fund's
    operating expenses


  - redemption at the end of each
    time period


Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                        AMSOUTH TENNESSEE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from Federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities and corporations, that provide income exempt from Federal and Tennessee personal
                                          income taxes.
                                          The average dollar-weighted credit rating of the municipal obligations held by the Fund will be at least A-. To further limit credit risk, the Fund invests only in investment grade municipal obligations or the unrated equivalent as
                                          determined by the portfolio manager. The portfolio manager evaluates municipal obligations based on credit quality,
                                          financial outlook and yield potential. Although the Fund
                                          concentrates its assets in Tennessee municipal obligations, the portfolio manager strives to diversify the portfolio
                                          across sectors and issuers within Tennessee. The Fund may
                                          purchase securities of any maturity. Generally, the average maturity of the Fund's investments is primarily between six and ten years.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 92 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments in municipal obligations will be
                                          subject primarily to interest rate and credit risk.
                                          INTEREST RATE RISK: Prices of municipal obligations tend to move inversely with changes in interest rates. The most
                                          immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Fund's share price as well. Interest rate risk is usually greater for
                                          fixed-income securities with longer maturities or durations.
                                          If interest rates fall, it is possible that issuers of
                                          callable bonds with high interest coupons will "call" (or
                                          prepay) their bonds before their maturity date. If a call
                                          were exercised by the issuer during a period of declining
                                          interest rates, the Fund is likely to replace such called
                                          security with a lower yielding security. If that were to
                                          happen, it could decrease the Fund's dividends. As a result, the value of your investment in the Fund will fluctuate and you could lose money by investing in the Fund.
                                          CREDIT RISK: The Fund's investments also are subject to
                                          credit risk, which is the risk that the issuer of the
                                          security will fail to make timely payments of interest or
                                          principal, or to otherwise honor its obligations. Credit
                                          risk includes the possibility that any of the Fund's
                                          investments will have its credit rating downgraded or will default.
                                          STATE-SPECIFIC RISK: Because of the Fund's concentration in
                                          Tennessee municipal obligations, the Fund will be vulnerable to any development in Tennessee's economy that weakens or
                                          jeopardizes the ability of Tennessee municipal obligation
                                          issuers to pay interest and principal. As a result, the
                                          value of the Fund's shares may fluctuate more widely than
                                          those of a fund investing in municipal obligations from a
                                          number of different states.
                                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may
                                          invest a greater percentage of its assets in a particular
                                          issuer compared with other funds. Accordingly, the Fund's
                                          portfolio may be more sensitive to changes in the market
                                          value of a single issuer or industry.
                                          Although the Fund's objective is to generate income exempt from Federal and Tennessee income taxes, interest from some of the Fund's holdings may be subject to the Federal
                                          alternative minimum tax.
                                          The fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 92.

                                                        AMSOUTH TENNESSEE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND


                                            PERFORMANCE BAR CHART AND TABLE


                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)


90                                                                                5.67
91                                                                                9.31
92                                                                                5.46
93                                                                               10.25
94                                                                               -8.57
95                                                                               13.39
96                                                                                1.39
97                                                                                7.13
98                                                                                4.25
99                                                                               -3.07


                                     The bar chart above does not reflect any applicable sales charges which would reduce returns.


                                              Best
                                            quarter:       5.91%  3/31/95


                                              Worst
                                             quarter:     -8.12%  3/31/94



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS


                                                    (for the periods ending

                                                    December 31, 1999)

   The bar chart and table on this
   page provide some indication of the
   risks of investing in the Tennessee
   Tax-Exempt Fund by showing how the
   Fund has performed. The bar chart
   shows how the performance of the
   Fund's Class A shares has varied
   from year to year. The table below
   compares the performance of Class A
   and Trust shares over time to that
   of the Lehman Brothers Municipal
   10-Year Index, a recognized,
   unmanaged index of investment grade
   municipal obligations. Both the bar
   chart and the table assume the
   reinvestment of dividends and
   distributions. Class B shares had
   not been offered for a full
   calendar year. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.



                                                  INCEPTION      1        5      10       SINCE
                                                    DATE       YEAR     YEARS   YEARS   INCEPTION
 CLASS A SHARES
 (with 4.00% sales charge)                        12/31/80*      6.91%  3.63%   3.91%     6.02%
 CLASS B SHARES
 (with applicable contingent deferred sales
 charge)                                                        (8.33%) 3.94%   4.24%     6.20%
 TRUST SHARES                                      10/3/97      (2.83%) 4.58%   4.39%     6.28%
 LEHMAN BROTHERS
 MUNICIPAL 10-YEAR INDEX                           9/30/97       6.11%  6.22%   8.26%     7.59%



(*)The Tennessee Tax-Exempt Fund commenced operations on 3/28/94 through a transfer of assets from collective trust fund accounts managed by the Adviser, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

                                                        AMSOUTH TENNESSEE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES (FEES   CLASS A   CLASS B   TRUST
                                                     PAID BY YOU DIRECTLY)(1)                 SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                        4.00%(2)   None    None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                              None      5.00%(3)  None

                                                     Redemption Fee(4)                          0.00%     0.00%    0.00%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A   CLASS B   TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES    SHARES    SHARES
                                                     Management Fee                             0.65%     0.65%    0.65%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                                0.00%     0.75%    None

                                                     Other Expense(5)                           0.67%     0.67%    0.57%(6)

                                                       TOTAL FUND OPERATING EXPENSES            1.32%     2.07%    1.22%

                                                     Fee Waiver and/or Expense Reimbursement   (0.05%)   (0.20%)  (0.20%)

                                                       NET EXPENSES(7)                          1.27%     1.87%    1.02%



                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.


                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.


                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.



                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.


                                  (7) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.27%; Class B, 1.87% and Trust, 1.02%
                                  until October 1, 2001.

                                              EXPENSE EXAMPLE

                                                                                      1        3         5       10
                                                                                   YEAR    YEARS     YEARS    YEARS
                                                     CLASS A SHARES                $529     $802    $1,095   $1,927
                                                     CLASS B SHARES
                                                     Assuming Redemption           $710     $949    $1,314   $2,118
                                                     Assuming No Redemption        $210     $649    $1,114   $2,118

                                                     TRUST SHARES                  $124     $387    $  670   $1,477


As an investor in the Tennessee
   Tax-Exempt Fund, you will pay
   the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.



CONTINGENT DEFERRED SALES CHARGE



Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - no changes in the Fund's
    operating expenses

  - redemption at the end of each
    time period

Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                     AMSOUTH LIMITED TERM
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                     TENNESSEE TAX-EXEMPT FUND


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with current income
                                          exempt from Federal and Tennessee income taxes without
                                          assuming undue risk.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests substantially all of its assets in municipal obligations of the State of Tennessee, its
                                          political subdivisions, authorities and corporations, that provide income exempt from Federal and Tennessee personal
                                          income taxes.
                                          In choosing municipal obligations for the Fund, the
                                          portfolio manager attempts to reduce interest rate risk by maintaining a portfolio duration of under five years and an effective average portfolio maturity between three and five years, depending on market conditions. Duration is an
                                          indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. For example, the market price of a bond with a duration of three years should
                                          decline 3% if interest rates rise 1%. Conversely, the market price of the same bond should increase 3% if interest rates fall 1%. The market price of a bond with a duration of six years should increase or decline twice as much as the market price of a bond with a three-year duration.
                                          The average dollar-weighted credit rating of the municipal obligations held by the Fund will be at least A-. To further limit credit risk, the Fund invests only in investment grade municipal obligations or the unrated equivalent as
                                          determined by the portfolio manager. The portfolio manager evaluates municipal obligations based on credit quality,
                                          financial outlook and yield potential. Although the Fund
                                          concentrates its assets in Tennessee municipal obligations, the portfolio manager strives to diversify the portfolio
                                          across sectors and issuers within Tennessee.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 92 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            The Fund's investments in municipal obligations will be
                                          subject primarily to interest rate and credit risk.
                                          INTEREST RATE RISK: Prices of municipal obligations tend to move inversely with changes in interest rates. The most
                                          immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Fund's share price as well. Interest rate risk is usually greater for
                                          fixed-income securities with longer maturities or durations.
                                          If interest rates fall, it is possible that issuers of
                                          callable bonds with high interest coupons will "call" (or
                                          prepay) their bonds before their maturity date. If a call
                                          were exercised by the issuer during a period of declining
                                          interest rates, the Fund is likely to replace such called
                                          security with a lower yielding security. If that were to
                                          happen, it could decrease the Fund's dividends. As a result, the value of your investment in the Fund will fluctuate and you could lose money by investing in the Fund.
                                          CREDIT RISK: The Fund's investments also are subject to
                                          credit risk, which is the risk that the issuer of the
                                          security will fail to make timely payments of interest or
                                          principal, or to otherwise honor its obligations. Credit
                                          risk includes the possibility that any of the Fund's
                                          investments will have its credit rating downgraded or will default.
                                          STATE-SPECIFIC RISK: Because of the Fund's concentration in
                                          Tennessee municipal obligations, the Fund will be vulnerable to any development in Tennessee's economy that weakens or
                                          jeopardizes the ability of Tennessee municipal obligation
                                          issuers to pay interest and principal. As a result, the
                                          value of the Fund's shares may fluctuate more widely than
                                          those of a fund investing in municipal obligations from a
                                          number of different states.

                                                     AMSOUTH LIMITED TERM
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                     TENNESSEE TAX-EXEMPT FUND

                          NON-DIVERSIFIED RISK: The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.


                          Although the Fund's objective is to generate income exempt from Federal and Tennessee income taxes, interest from some of the Fund's holdings may be subject to the Federal alternative minimum tax.



                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.



                          For more information about these risks, please see the Additional Investment Strategies and Risks on page 92.

                                                     AMSOUTH LIMITED TERM
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                     TENNESSEE TAX-EXEMPT FUND


                                            PERFORMANCE BAR CHART AND TABLE


                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)


90                                                                               6.13
91                                                                               8.14
92                                                                               4.61
93                                                                               6.38
94                                                                              -2.62
95                                                                               8.40
96                                                                               2.17
97                                                                               5.42
98                                                                               3.76
99                                                                                 -1


                                     The bar chart above does not reflect any applicable sales charges which would reduce returns.


                                              Best
                                           quarter:       3.53%  12/31/90


                                              Worst
                                            quarter:     -2.94%   3/31/94



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS


                                                    (for the periods ending

                                                    December 31, 1999)

   The bar chart and table on this
   page provide some indication of the
   risks of investing in the Limited
   Term Tennessee Tax-Exempt Fund by
   showing how the Fund has performed.
   The bar chart shows how the
   performance of the Fund's Class A
   shares has varied from year to
   year. The table below compares the
   performance of Class A shares over
   time to that of the Lehman Brothers
   Municipal 1-5 Year Index, a
   recognized, unmanaged index of
   investment grade municipal
   obligations. Both the bar chart and
   the table assume the reinvestment
   of dividends and distributions.
   Class B and Trust shares had not
   been offered for a full calendar
   year. Of course, past performance
   does not indicate how the Fund will
   perform in the future.



                                                                              SINCE
                                                     1        5      10     INCEPTION
                                                   YEAR     YEARS   YEARS   12/31/86*
 CLASS A SHARES
 (with 4.00% sales charge)                         (4.95%)  2.86%   3.65%     3.81%
 CLASS B SHARES
 (with applicable Contingent Deferred Sales
 Charge)                                           (6.64%)  2.97%   3.89%     3.98%



(*)The Limited Term Tennessee Tax-Exempt Fund commenced operations on 2/28/97 through a transfer of assets from collective trust fund accounts managed by the Adviser, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

                                                     AMSOUTH LIMITED TERM
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                     TENNESSEE TAX-EXEMPT FUND


                                              FEES AND EXPENSES



                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B    TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES
                                                     Maximum Sales Charge
                                                     (Load) on Purchases                       4.00%(2)   None      None
                                                     Maximum Deferred Sales
                                                     Charge (Load)                              None     5.00%(3)   None
                                                     Redemption Fee(4)                         0.00%     0.00%     0.00%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B    TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES
                                                     Management Fee                            0.65%     0.65%     0.65%
                                                     Distribution and/or Service
                                                     (12b-1) Fee                               0.00%     0.75%      None
                                                     Other Expenses(5)                         1.00%     1.00%     0.90%(6)
                                                       TOTAL FUND OPERATING EXPENSES           1.65%     2.40%     1.55%

                                                     Fee Waiver and/or Expense Reimbursement  (0.05%)   (0.20%)   (0.20%)

                                                       NET EXPENSES(7)                         1.60%     2.20%     1.35%



                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.



                                  (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.



                                  (3) For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if Class B shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other B Shares, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to
                                  0% in the seventh and eighth year.
                                  Approximately eight years after purchase
                                  (seven years for Shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.



                                  (4) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.



                                  (5) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are in effect.



                                  (6) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (7) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 1.60%; Class B, 2.20%; and Trust 1.35%
                                  until October 1, 2001.



                                              EXPENSE EXAMPLE



                                                                                                3        5       10
                                                                                  1 YEAR    YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $561    $  900   $1,261   $2,276
                                                     CLASS B SHARES
                                                     Assuming Redemption           $743    $1,048   $1,480   $2,463
                                                     Assuming No Redemption        $243    $  748   $1,280   $2,463
                                                     TRUST SHARES                  $158    $  490   $  845   $1,845



As an investor in the Limited
   Term Tennessee Tax-Exempt
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.



CONTINGENT DEFERRED SALES CHARGE



Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


                                       78
   Use the example at right to help
   you compare the cost of investing
   in the Fund with the cost of
   investing in other mutual funds.
   It illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

     - $10,000 investment
     - 5% annual return
     - no changes in the Fund's
       operating expenses
     - redemption at the end of each
       time period

   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                                      OVERVIEW


                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking preservation of capital
                                          - investing short-term reserves
                                          - willing to accept lower potential returns in exchange for a higher degree of safety
                                          - in the case of the Tax-Exempt Money Market Fund, seeking
                                            Federal tax-exempt income
                                          These Funds may not be appropriate if you are:
                                          - seeking high total return
                                          - pursuing a long-term goal or investing for retirement

                                                            AMSOUTH PRIME

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND



                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth Prime Obligations Fund) seeks current income with liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality" short-term debt
                                          securities, including the following:
                                          - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
                                          - certificates of deposit, time deposits, bankers'
                                            acceptances and other short-term securities issued by
                                            domestic or foreign banks or their subsidiaries or
                                            branches
                                          - domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest
                                          - obligations issued or guaranteed by one or more foreign
                                            governments or their agencies or instrumentalities,
                                            including obligations of supranational entities
                                          - asset-backed securities
                                          - repurchase agreements collateralized by the types of
                                            securities listed above
                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1"
                                          by Moody's Investors Service, Inc.) or one NRSRO if only
                                          rated by one NRSRO or (ii) if unrated, are determined by the portfolio manager to be of comparable quality.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as commercial paper. The lower a security's rating, the greater its credit risk.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 92.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                            AMSOUTH PRIME

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND


                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)


90                                                                               7.86
91                                                                               5.77
92                                                                               3.39
93                                                                               2.61
94                                                                               3.72
95                                                                                5.5
96                                                                               4.92
97                                                                               5.09
98                                                                               4.98
99                                                                                4.6


                                     The performance information shown above is based on a calendar year.


                                              Best
                                              quarter:  2.35%     6/30/89
                                              Worst
                                              quarter:  0.63%     6/30/93

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Prime Money Market
   Fund has performed and how its
   performance has varied from year to
   year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over ten years to
   demonstrate that the Fund's value
   varied at different times. The
   table below shows the Fund's
   performance over time. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.



   The returns for Class A Shares and
   Class B Shares will differ from the
   Trust Shares returns shown in the
   bar chart because of differences in
   expenses of each class. The table
   assumes that Class B shareholders
   redeem all of their fund shares at
   the end of the period indicated.



                                                                                           SINCE INCEPTION
                                                 1 YEAR       5 YEARS       10 YEARS         (12/19/91)
 CLASS A SHARES                                  4.49%         4.94%         4.80%              5.28%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                         3.56%           N/A           N/A              3.67%
 TRUST SHARES                                    4.60%         5.02%         4.83%              5.31%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Performance for the Class B Shares, which commenced operations on September 2, 1997, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. Class A Shares performance does not reflect the higher 12b-1 fees or the contingent deferred sales charge (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return and hypothetical growth figures would have been lower.

                                                            AMSOUTH PRIME

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES      CLASS A   CLASS B   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)        SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (Load) on
                                                     Purchases                               None      None     None
                                                     Maximum Deferred Sales Charge (Load)    None      5.00%(2)  None
                                                     Redemption Fee(3)                          0%        0%       0%
                                                     ANNUAL FUND OPERATING EXPENSES        CLASS A   CLASS B   TRUST
                                                     (FEES PAID FROM FUND ASSETS)          SHARES    SHARES    SHARES
                                                     Management Fee                          0.40%     0.40%    0.40%
                                                     Distribution and/or Service (12b-1)
                                                     Fee                                     0.00%     0.75%    0.00%
                                                     Other Expenses(4)                       0.53%     0.53%    0.43%(5)
                                                       TOTAL FUND OPERATING EXPENSES         0.93%     1.68%    0.83%
                                                     Fee Waiver and/or Expense
                                                     Reimbursement                          (0.16%)   (0.16%)  (0.16%)
                                                       NET EXPENSES(6)                       0.77%     1.52%    0.67%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

                                  (3) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (4) Other expenses are restated to reflect current fees.



                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A Shares, 0.66%; Trust Shares, 0.66% through April 30, 2000, and thereafter will be: Class A Shares, 0.77%; Class B Shares, 1.52%; Trust Shares, 0.67% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                     1      3        5       10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $ 95   $296   $  515   $1,143
                                                     CLASS B SHARES
                                                     Assuming redemption          $671   $830   $1,113   $1,694
                                                     Assuming no redemption       $171   $530   $  913   $1,694
                                                     TRUST SHARES                 $ 85   $265   $  460   $1,025



As an investor in the Prime Money
   Market Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.



Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:



  - $10,000 investment



  - 5% annual return



  - no changes in the Fund's
    operating expenses



  - redemption at the end of each
    time period



Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                    AMSOUTH U.S. TREASURY

   DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND
   EXPENSES                                             MONEY MARKET FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth U.S. Treasury Fund) seeks
                                          current income with liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests exclusively in
                                          short-term U.S. dollar-denominated obligations issued by the
                                          U.S. Treasury ("U.S. Treasury Securities"), separately
                                          traded component parts of those securities called STRIPs,
                                          and repurchase agreements collateralized by U.S. Treasury
                                          Securities.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 92.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                    AMSOUTH U.S. TREASURY

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND


                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)


90                                                                               7.64
91                                                                               5.48
92                                                                               3.32
93                                                                               2.54
94                                                                               3.55
95                                                                                5.3
96                                                                               4.69
97                                                                               4.75
98                                                                                4.6
99                                                                               4.17


                                     The performance information shown above is based on a calendar year.


                                              Best
                                              quarter:  2.23%     6/30/89
                                              Worst
                                              quarter:  0.62%     6/30/93

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the U.S. Treasury Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance over ten years to
   demonstrate that the Fund's value
   varied at different times. The
   table below shows the Fund's
   performance over time. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.



                                      1 YEAR       5 YEARS       10 YEARS       SINCE INCEPTION
 CLASS A SHARES                       4.06%         4.62%         4.56%              5.02%
 TRUST SHARES                         4.17%         4.70%         4.60%              5.06%


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 1999, the Fund's 7-day yield for Class A Shares was 4.24% and for Trust Shares was 4.34%. Without fee waivers and expense reimbursements, the Fund's yield would have been 4.09% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                    AMSOUTH U.S. TREASURY

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES
                                                     Maximum Sales Charge (Load) on
                                                     Purchases                                  None     None
                                                     Maximum Deferred Sales Charge (Load)       None     None
                                                     Redemption Fee(2)                            0%       0%

                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES

                                                     Management Fee                            0.40%    0.40%
                                                     Distribution and/or Service (12b-1) Fee   0.00%    0.00%
                                                     Other Expenses(3)                         0.57%    0.47%(4)
                                                     Total Fund Operating Expenses             0.97%    0.87%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (3) Shareholder servicing for Class A Shares were limited to 0.10%. Other Expenses are restated to reflect current fees. Other expenses are being limited to 0.56% for Class A Shares and 0.31% for Class B Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares is 0.81%; and Trust Shares, 0.86%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (4) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.


                                              EXPENSE EXAMPLE


                                                                               1       3      5       10
                                                                             YEAR   YEARS  YEARS   YEARS
                                                     CLASS A SHARES          $99    $309   $536   $1,190
                                                     TRUST SHARES            $89    $278   $482   $1,073



As an investor in the U.S.
   Treasury Money Market Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment


  - 5% annual return


  - no changes in the Fund's
    operating expenses


  - redemption at the end of each
    time period


Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                 AMSOUTH TREASURY RESERVE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND


                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of
                                          capital and the maintenance of liquidity.

    PRINCIPAL INVESTMENT STRATEGIES       The Fund invests primarily in U.S. Treasury securities and repurchase agreements in respect thereof. The Fund may
                                          invest up to 35% of its assets in other securities
                                          guaranteed as to payment of principal and interest by the
                                          U.S. Government and repurchase agreements in respect
                                          thereof.
                                          The income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not
                                          Federal, income taxes. Dividends and distributions
                                          attributable to income from repurchase agreements may be
                                          subject to Federal, state and local taxes.
                                          The Fund invests based on considerations of safety of
                                          principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest
                                          available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of
                                          short-term market variations. The portfolio manager
                                          generally evaluates investments based on interest rate
                                          sensitivity.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            INTEREST RATE RISK: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments.
                                          A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity.
                                          Neither the market value of such securities nor the Fund's share price is guaranteed.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 92.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                 AMSOUTH TREASURY RESERVE

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND



                                            PERFORMANCE BAR CHART AND TABLE


                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)


93                                                                               2.06
94                                                                               4.05
95                                                                               5.41
96                                                                               4.78
97                                                                               4.78
98                                                                               4.68
99                                                                               4.38


                                              Best
                                            quarter:      1.36%   6/30/95


                                              Worst
                                             quarter:     -0.60%  9/30/93



                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS


                                                    (for the periods ending

                                                    December 31, 1999)

   The bar chart and table on this
   page provide some indication of the
   risks of investing in the Treasury
   Money Market Fund by showing how
   the Fund has performed and how its
   performance has varied from year to
   year. Both the bar chart and the
   table assume the reinvestment of
   dividends and distributions. Of
   course, past performance does not
   indicate how the Fund will perform
   in the future.



                                                    INCEPTION           1                5                  SINCE
                                                      DATE            YEAR             YEARS              INCEPTION
 CLASS A SHARES                                      10/1/92*         4.38%            4.80%                4.30%
 TRUST SHARES                                         7/1/96          4.39%            4.94%                4.39%



As of December 31, 1999, the Fund's 7-day yield for Class A Shares was 4.42% and for Trust Shares was 4.42%. Without fee waivers and expense reimbursements, the Fund's yield would have been 4.17% for Trust Shares for this time period. For current yield information on the Fund, call 1-800-852-0045. The Fund's yield appears in The Wall Street Journal each Thursday.



(*)The Treasury Money Market Fund commenced operations on 3/29/94 through a transfer of assets from collective trust fund accounts managed by the Adviser, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

                                                 AMSOUTH TREASURY RESERVE
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A    TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES
                                                     Maximum Sales Charge (Load) on
                                                     Purchases                                  None      None
                                                     Maximum Deferred Sales Charge (Load)       None      None
                                                     Redemption Fee(2)                         0.00%     0.00%

                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A    TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES
                                                     Management Fee                            0.40%     0.40%
                                                     Distribution and/or Service (12b-1) Fee   0.00%      None
                                                     Other Expenses(3)                         0.57%     0.47%(4)

                                                       TOTAL FUND OPERATING EXPENSES(3)        0.97%     0.87%

                                                     Fee Waiver and/or Expense Reimbursement  (0.25%)   (0.23%)

                                                       NET EXPENSES(5)                         0.72%     0.62%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other case management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (3) Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect.



                                  (4) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (5) Total expenses after fee waivers and expense reimbursements through April 30, 2000 are as follows: Class A, .60%; and Trust Class, .60% AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, .72%; and Trust Class, .62% until October 1, 2001.


                                              EXPENSE EXAMPLE

                                                                                    1       3      5       10
                                                                                  YEAR   YEARS  YEARS   YEARS
                                                     CLASS A SHARES               $99    $309   $536   $1,190
                                                     TRUST SHARES                 $89    $278   $482   $1,073


As an investor in the Treasury
   Reserve Money Market Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


CONTINGENT DEFERRED SALES CHARGE



Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


   Use the example at right to help
   you compare the cost of investing
   in the Fund with the cost of
   investing in other mutual funds.
   It illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

     - $10,000 investment
     - 5% annual return
     - no changes in the Fund's
       operating expenses
     - redemption at the end of each
       time period

   Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

                                                       AMSOUTH TAX-EXEMPT
   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund (formerly the Amsouth Tax-Exempt Fund) seeks as
                                          high a level of current interest income exempt from federal income taxes as is consistent with the preservation of
                                          capital and relative stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          short-term municipal securities that provide income that is exempt from federal income tax and not subject to the
                                          federal alternative minimum tax for individuals. Short-term municipal securities are debt obligations, such as bonds and notes, issued by states, territories and possessions of the
                                          United States and their political subdivisions, agencies and instrumentalities which, generally have remaining maturities of one year or less. Municipal securities purchased by the
                                          Fund may include rated and unrated variable and floating
                                          rate tax-exempt notes which may have a stated maturity in
                                          excess of one year but which will be subject to a demand
                                          feature permitting the Fund to demand payment within a year.
                                          The Fund may also invest up to 10% of its total assets in
                                          the securities of money market mutual funds which invest
                                          primarily in obligations exempt from federal income tax.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          The Fund may also invest in certain other short-term debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 92 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as municipal notes. The lower a security's rating, the greater its credit risk.
                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 92.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                       AMSOUTH TAX-EXEMPT

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND


                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR TRUST SHARES(1)


91                                                                               3.91
92                                                                               2.59
93                                                                               1.92
94                                                                               2.33
95                                                                               3.44
96                                                                               3.03
97                                                                                3.2
98                                                                               2.99
99                                                                                2.8


                                     The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 9/30/99 was 2.01%.


                                              Best
                                             quarter:  1.40%     12/31/90
                                              Worst
                                             quarter:  0.44%      3/31/94

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Tax-Exempt Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance over nine years to
   demonstrate that the Fund's value
   varied at different times. The
   table below shows the Fund's
   performance over time. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.



                                                                 SINCE INCEPTION
                                      1 YEAR       5 YEARS         (12/19/91)
 CLASS A SHARES                       2.70%         3.02%             3.02%
 TRUST SHARES                         2.80%         3.09%             3.06%


(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 1999, the Fund's 7-day yield for Class A Shares was 3.74% and for Trust Shares was 3.84%. Without fee waivers and expense reimbursements, the Fund's yield would have been 3.39% and 3.64% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                       AMSOUTH TAX-EXEMPT

   DESCRIPTION OF THE FUNDS -- OBJECTIVES,
   RISK/RETURN AND EXPENSES                             MONEY MARKET FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES
                                                     Maximum Sales Charge (Load) on
                                                     Purchases                                  None     None
                                                     Maximum Deferred Sales Charge (Load)       None     None
                                                     Redemption Fee(2)                             0%       0%

                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES

                                                     Management Fee                             0.40%    0.40%
                                                     Distribution and/or Service (12b-1) Fee    0.00%    0.00%
                                                     Other Expenses(3)                          0.53%    0.43%(4)
                                                       TOTAL FUND OPERATING EXPENSES            0.93%    0.83%
                                                     Fee Waiver and/or Expense Reimbursement   (0.03%)  (0.03%)
                                                       NET EXPENSES(5)                          0.90%    0.80%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (3) Other expenses are restated to reflect current fees.



                                  (4) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (5) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A Shares, 0.90%; Trust Shares, 0.80% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                               1       3
                                                                             YEAR   YEARS
                                                     CLASS A SHARES          $95    $296
                                                     TRUST SHARES            $85    $265



As an investor in the Tax-Exempt
   Money Market Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


Use the example at right to help
   you compare the cost of
   investing in the Fund with the
   cost of investing in other
   mutual funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment


  - 5% annual return


  - no changes in the Fund's
    operating expenses


  - redemption at the end of each
    time period


Because actual returns and
   operating expenses will be
   different, this example is for
   comparison only.

 [LOGO]
          ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   CAPITAL APPRECIATION FUNDS


   VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.



   GROWTH FUND -- The Fund will normally invest at least 65% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 35% of the value of its assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.



   CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Adviser believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States.



   At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Adviser. Debt securities rated Ba by Moody's and BB by S&P, Fitch and Duff are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.



   LARGE CAP FUND -- The Fund will invest at least 70% of its total assets in equity securities. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser.



   MID CAP FUND -- The Fund will invest at least 65% of its total assets in equity securities of companies publicly traded on U.S. exchanges that are either included in the Russell Mid-Cap Growth Index or have market capitalizations within the range of such included companies. The Fund may invest up to 20% of its total assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser.



   Securities of foreign issuers (including ADRs) fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities tend to be more volatile than U.S. securities because they include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, potential instability, and differing auditing and legal standards.



   SMALL CAP FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization that are equivalent to the capitalization of the companies in the Russell 2000(R) Growth Index at the time of purchase. The Fund may invest up to 20% of the value of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.



   EQUITY INCOME FUND -- The Fund will normally invest at least 65% of its total assets in income producing equity securities such as common stocks, preferred stocks, and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 35% of the value of its total assets in corporate bonds, notes, and warrants, and short-term money market instruments or conducting substantial business.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.



   As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund's debt securities will consist of high grade securities, which are those securities rated in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.



   SELECT EQUITY FUND -- The Fund will normally invest at least 65% of its assets in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest up to 35% of the value of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.



   ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500 Index. The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500, corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.


   INTERNATIONAL EQUITY FUND -- The Fund will invest at least 65% of its total assets in equity securities of non-United States companies (i.e., incorporated or organized outside the United States). Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within not less than three different countries (not including the United States).


   Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.


   The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Adviser.

   The Fund may engage in foreign currency transactions to hedge the Fund's portfolio or increase returns. The Fund's success in these transactions will depend principally on the Sub-Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

   The Fund also may engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it later in the market. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.


   INTERNATIONAL EQUITY, MID CAP, CAPITAL GROWTH AND LARGE CAP FUNDS -- While these Funds typically invest primarily in common stocks, the equity securities in which they may invest also include convertible securities and preferred stocks. Convertible securities are exchangeable for a certain amount of another form of an issuer's securities, usually common stock, at a prestated price. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.



   GROWTH FUND, EQUITY INCOME FUND, SELECT EQUITY FUND: TEMPORARY DEFENSIVE MEASURES -- If deemed appropriate under the circumstances, the Growth Fund, Equity Income Fund, and Select Equity Fund may each increase its holdings in short-term money market instruments to over 35% of its total assets. Similarly, the Enhanced Market Fund, Value Fund

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   and Small Cap Fund may each increase its holdings in short-term money market instruments to over 20% of its total assets. Each Capital Appreciation Fund may hold uninvested cash pending investment.


   STRATEGIC PORTFOLIOS



   APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Adviser expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Adviser anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:



                               BENCHMARK PERCENTAGES



                                                                             MODERATE
                                   AGGRESSIVE                 GROWTH AND    GROWTH AND     CURRENT
         UNDERLYING FUND             GROWTH       GROWTH        INCOME        INCOME       INCOME
           ASSET CLASS             PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
         ---------------           ----------    ---------    ----------    ----------    ---------
Equity                                95%           80%          60%           30%            0%
Fixed-Income                           0%           15%          35%           65%           95%
Money Market Instruments               5%            5%           5%            5%            5%



   Under normal market conditions, the Adviser expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Adviser reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Adviser, vary over time.



   Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Adviser determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective.



   Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.


   INCOME FUNDS


   BOND FUND -- The Fund will invest at least 65% of its total assets in bonds (including debentures). For temporary defensive purposes, the Fund may hold more than 35% of its total assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.


   LIMITED TERM BOND FUND -- The Fund will normally invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money-market instruments. For temporary defensive purposes, the Fund may invest more than 35% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.



   If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put", the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.



   GOVERNMENT INCOME FUND -- The Fund invests at least 65% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. Up to 35% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. Under normal market conditions, the Fund will invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or, if unrated, determined by its portfolio manager to be of comparable quality.


   LIMITED TERM U.S. GOVERNMENT FUND -- The Fund will invest at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements in respect of such securities.



   Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells U.S. Government securities to the Fund and agrees to repurchase them on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield.



   The Fund's controlled duration strategy may limit its ability to take advantage of investment opportunities.



   U.S. Government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States Government. Other U.S. Government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality. While the U.S. Government provides financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



   The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.



   The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.



   MUNICIPAL BOND FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Municipal Securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of the its total assets in bonds.


   Under normal market conditions, the Fund may invest up to 20% of net assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its net assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

   The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals.


   FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Florida Municipal Securities. Florida municipal securities include bonds, notes and warrants generally issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, is not subject to the federal alternative minimum tax for individuals, and is exempt from the Florida intangible personal property tax.



   Under normal market conditions, the Fund may invest up to 20% of net assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   tax ("Taxable Obligations"). For purposes of the 20% basket the Fund may also invest in municipal securities of states other than Florida.


   For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its net assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its net assets in such situations. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.



   The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Florida Tax-Exempt Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.



   TENNESSEE TAX-EXEMPT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND -- The AmSouth Tennessee Tax-Exempt Fund and AmSouth Limited Term Tennessee Tax-Exempt Fund (each a "Tennessee Fund") will each invest, as a fundamental policy, at least 80% of its net assets (except when maintaining a temporary defensive position) in municipal obligations. Under normal circumstances, each Tennessee Fund will invest at least 65% of its total assets in bonds, debentures, and other debt securities of the State of Tennessee, its political subdivisions, authorities and corporations, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and Tennessee personal income taxes. The remainder of each Tennessee Fund's assets may be invested in securities that are not Tennessee municipal obligations and therefore may be subject to Tennessee income tax. Each Tennessee Fund intends to invest in such securities when their return to investors, taking into account applicable Tennessee income taxes, would be greater than comparably rated Tennessee municipal obligations. In addition, to the extent acceptable Tennessee municipal obligations are at any time unavailable for investment by each Tennessee Fund, the Fund will invest temporarily in other municipal obligations. When the Fund has adopted a temporary defensive position, including when acceptable Tennessee municipal obligations are unavailable for investment by the Fund, in excess of 35% of the Fund's total assets may be invested in securities that are not exempt from Tennessee State income tax.



   Each Tennessee Fund may invest up to 10% of its total assets in industrial development bonds backed only by the assets and revenues of non-governmental users. Each Tennessee Fund may invest up to 10% of its net assets in municipal obligations which provide income subject to the alternative minimum tax.



   From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the Fund's net assets) or for temporary defensive purposes, each Tennessee Fund may invest in taxable money market instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Adviser. Except for temporary defensive purposes, at no time will more than 20% of each Tennessee Fund's net assets be invested in taxable money market instruments and municipal obligations which provide income subject to the alternative minimum tax.



   The AmSouth Limited Term Tennessee Tax-Exempt Fund's controlled duration strategy may limit its ability to take advantage of investment opportunities.



   Each Tennessee Fund may invest some assets in derivative securities, such as options and futures, which may give rise to taxable income. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.



   Municipal obligations in which each Tennessee Funds may invest are debt obligations typically divided into two types:



        - GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power; and



        - REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.



   To the extent described above, each Tennessee Fund may invest in industrial development bonds which, although nominally issued by municipal authorities, are in most cases revenue bonds that are not secured by the taxing power of the municipality, but by the revenues derived from payments by the non-governmental users. Certain industrial development bonds, while exempt from Federal income tax, provide income subject to the alternative minimum tax.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   Each Tennessee Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.



   Each Tennessee Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement the Fund and may give rise to taxable income. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.


   MONEY MARKET FUNDS


   TREASURY RESERVE MONEY MARKET FUND -- The Fund will invest, as a fundamental policy, at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. Government and repurchase agreements in respect thereof.



   Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells a security to the Fund and agrees to repurchase the security on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield.



   The Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States.



   As a money market fund, the AmSouth Treasury Reserve Money Market Fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The Fund must do the following:



   - maintain an average dollar weighted portfolio maturity of 90 days or less



   - buy individual securities that have remaining maturities of 397 days or less



   - buy only high quality U.S. dollar denominated obligations



   The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.



   The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.



   The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates.


   TAX-EXEMPT MONEY MARKET FUND -- As a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in obligations, the interest on which is either subject to regular federal income tax or treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   The Fund will invest only in those municipal securities and other obligations which are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.

   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


                                               FUND NAME                            FUND CODE
                                               ---------                            ---------
                        Balanced Fund                                                 1
                        Growth Fund                                                   2
                        Enhanced Market Fund                                          3
                        Value Fund                                                    4
                        Equity Income Fund                                            5
                        Select Equity Fund                                            6
                        Small Cap Fund                                                7
                        Bond Fund                                                     8
                        Government Income Fund                                        9
                        Limited Term Bond Fund                                       10
                        Florida Tax-Exempt Fund                                      11
                        Municipal Bond Fund                                          12
                        Prime Money Market Fund                                      13
                        U.S. Treasury Money Market Fund                              14
                        Tax-Exempt Money Market Fund                                 15
                        International Equity Fund                                    16
                        Mid Cap Fund                                                 17
                        Capital Growth Fund                                          18
                        Large Cap Fund                                               19
                        Limited Term U.S. Government Fund                            20
                        Tennessee Tax-Exempt Fund                                    21
                        Limited Term Tennessee Tax-Exempt Fund                       22
                        Treasury Reserve Money Market Fund                           23

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares      1-7,16-19        Market
    of a company held by a U.S. bank that issues a receipt                             Political
    evidencing ownership.                                                              Foreign Investment
    ASSET-BACKED SECURITIES: Securities secured by company             8,13,18         Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets.                                     Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity
    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn    2,4,7,8,13,15,     Credit
    on and accepted by a commercial bank. Maturities are             16-19,21,22       Liquidity
    generally six months or less.                                                      Market
                                                                                       Interest Rate
    BONDS: Interest-bearing or discounted government or              8-12,20-22        Interest Rate
    corporate securities that obligate the issuer to pay the                           Market
    bondholder a specified sum of money, usually at specific                           Credit
    intervals, and to repay the principal amount of the loan at maturity. The Funds will only purchase bonds that are high grade (rated at the time of purchase) in one of the three
    highest rating categories by a nationally recognized
    statistical rating organizations, or, if not rated,
    determined to be of comparable quality by the Adviser.
    CALL AND PUT OPTIONS: A call option gives the buyer the          1,3,5,6,8,        Management
    right to buy, and obligates the seller of the option to             16-19          Liquidity
    sell, a security at a specified price. A put option gives                          Credit
    the buyer the right to sell, and obligates the seller of the                       Market
    option to buy a security at a specified price. The Funds                           Leverage
    will sell only covered call and secured put options.
    CERTIFICATES OF DEPOSIT: Negotiable instruments with a          2,8,11,13,15,      Market
    stated maturity.                                                 16,14,21,22       Credit
                                                                                       Liquidity
                                                                                       Interest Rate
    COMMERCIAL PAPER: Secured and unsecured short-term                1-13,15,         Credit
    promissory notes issued by corporations and other entities.      16-19,21,22       Liquidity
    Maturities generally vary from a few days to nine months.                          Market
                                                                                       Interest Rate
    COMMON STOCK: Shares of ownership of a company.                   1-7,16-19        Market
    CONVERTIBLE SECURITIES: Bonds or preferred stock that             1-7,16-19        Market
    convert to common stock.                                                           Credit
    DEMAND FEATURES: Securities that are subject to puts and        1,2,8-13,15,       Market
    standby commitments to purchase the securities at a fixed        16-19,21,22       Liquidity
    price (usually with accrued interest) within a fixed period                        Management
    of time following demand by a Fund.
    DERIVATIVES: Instruments whose value is derived from an           1-13,15,         Management
    underlying contract, index or security, or any combination       16-19,21,22       Market
    thereof, including futures, options (e.g., put and calls),                         Interest Rate
    options on futures, swap agreements, and some                                      Credit
    mortgage-backed securities.                                                        Liquidity
                                                                                       Leverage
    FOREIGN SECURITIES: Stocks issued by foreign companies, as         1-7,10,         Market
    well as commercial paper of foreign issuers and obligations      16-19,21,22       Political
    of foreign banks, overseas branches of U.S. banks and                              Liquidity
    supranational entities.                                                            Foreign Investment

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    FUNDING AGREEMENTS: Also known as guaranteed investment           13,16-19,        Liquidity
    contracts, an agreement where a Fund invests an amount of           21,22          Credit
    cash with an insurance company and the insurance company                           Market
    credits such investment on a monthly basis with guaranteed                         Interest Rate
    interest which is based on an index. These agreements
    provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for
    adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed
    10% of the Fund's net assets.
    FUTURES AND RELATED OPTIONS: A contract providing for the          6,8,10,         Management
    future sale and purchase of a specified amount of a              16-19,21,22       Market
    specified security, class of securities, or an index at a                          Credit
    specified time in the future and at a specified price.                             Liquidity
                                                                                       Leverage
    HIGH-YIELD/HIGH-RISK/DEBT SECURITIES:                               6,18           Credit
    High-yield/High-risk/debt securities are securities that are                       Market
    rated below investment grade by the primary rating agencies                        Liquidity
    (e.g., BB or lower by Standard & Poor's and Ba or lower by                         Interest Rate
    Moody's).
    These securities are considered speculative and involve
    greater risk of loss than investment grade debt securities.
    Other terms commonly used to describe such securities
    include "lower rated bonds," "noninvestment grade bonds" and
    "junk bonds."
    INVESTMENT COMPANY SECURITIES: Shares of investment              15,16-20,23       Market
    companies. A Fund may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered
    investment company or invest more than 10% of its assets in the securities of other registered investment companies.
    These registered investment companies may include money
    market funds of AmSouth Funds and shares of other registered investment companies for which the Adviser or a Sub-Adviser to a Fund or any of their affiliates serves as investment
    adviser, administrator or distributor.
    The Money Market Funds may only invest in shares of other
    investment companies with similar objectives.
    MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                   1-13,15         Market
    dollar-denominated debt securities that have remaining                             Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, commercial paper and other
    short-term corporate obligations, repurchase agreements
    collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
    institution obligations. These securities may carry fixed or variable interest rates.
    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real    1,8,9,13,18,20     Pre-payment
    estate loans and pools of loans. These include                                     Market
    collateralized mortgage obligations and real estate mortgage                       Credit
    investment conduits.                                                               Regulatory
    MUNICIPAL SECURITIES: Securities issued by a state or           11,12,15,21,22     Market
    political subdivision to obtain funds for various public                           Credit
    purposes Municipal securities include private activity bonds                       Political
    and industrial development bonds, as well as general                               Tax
    obligation bonds, tax anticipation notes, bond anticipation                        Regulatory
    notes, revenue anticipation notes, project notes, other                            Interest Rate
    short-term tax-exempt obligations, municipal leases, and
    obligations of municipal housing authorities (single family revenue bonds).

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    There are two general types of municipal
    bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take
    many shapes and forms but are generally backed by revenue
    from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility
    and sales tax revenues; tax increment or tax allocations;
    housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue;
    and industrial development bonds that are secured by a
    private company.
    PREFERRED STOCKS: Preferred Stocks are equity securities          1-7,16-19        Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
    REPURCHASE AGREEMENTS: The purchase of a security and the        1-8,13,15,        Market
    simultaneous commitment to return the security to the seller      16-20,23         Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan by a fund.
    REVERSE REPURCHASE AGREEMENT: The sale of a security and the     2,3,6,7,8,        Market
    simultaneous commitment to buy the security back at an            13-15,23         Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
    SECURITIES LENDING: The lending of up to 33 1/3% of the           1-13,15,         Market
    Fund's total assets. In return the Fund will receive cash,          16,23          Leverage
    other securities, and/or letters of credit.                                        Liquidity
                                                                                       Credit
    TIME DEPOSITS: Non-negotiable receipts issued by a bank in        11-13,15,        Liquidity
    exchange for the deposit of funds.                               16-19,21,22       Credit
                                                                                       Market
    TREASURY RECEIPTS: Treasury receipts, Treasury investment          8-13,15         Market
    growth receipts, and certificates of accrual of Treasury          16-20,23
    securities.
    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by           1-3,6-13,        Market
    agencies and instrumentalities of the U.S. government. These     15,16-20,23       Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.                                   Interest Rate
    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately        1-3,6-15,        Market
    traded registered interest and principal securities, and          16-20,23
    coupons under bank entry safekeeping.
    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes         13,15          Credit
    that permit the indebtedness to vary and provide for                               Liquidity
    periodic adjustments in the interest rate according to the                         Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.
    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with         2,8,13,15,        Credit
    interest rates which are reset daily, weekly, quarterly or       16-19,21,22       Liquidity
    some other period and which may be payable to the Fund on                          Market
    demand.                                                                            Interest Rate
    WARRANTS: Securities, typically issued with preferred stock       1-7,16-19        Market
    or bonds, that give the holder the right to buy a                                  Credit
    proportionate amount of common stock at a specified price.
    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or       1-13,15,         Market
    contract to purchase securities at a fixed price for              16-20,23         Leverage
    delivery at a future date.                                                         Liquidity
                                                                                       Credit

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay       1-13,15,         Credit
    no interest, but are issued at a discount from their value        16-20,23         Market
    at maturity. When held to maturity, their entire return                            Zero Coupon
    equals the difference between their issue price and their                          Interest Rate
    maturity value.


   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.


   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [LOGO]
          FUND MANAGEMENT

   THE INVESTMENT ADVISER
   AmSouth Bank, (AmSouth or the "Adviser"), is the adviser for the Funds. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of September 30, 1999 of $20 billion and operated 276 banking offices in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of June 30, 1999, AmSouth and its affiliates had over $8 billion in assets under discretionary management and provided custody services for an additional $21 billion in securities. AmSouth is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

   Through its portfolio management team, AmSouth makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:


                                                        PERCENTAGE OF
                                                     AVERAGE NET ASSETS
                                                       AS OF 07/31/99
                                               ------------------------------
     Value Fund                                            0.80%
                                               ------------------------------
     Growth Fund                                           0.80%
                                               ------------------------------
     Capital Growth Fund(1)                                0.80%
                                               ------------------------------
     Large Cap Fund(1)                                     0.80%
                                               ------------------------------
     Mid Cap Fund(1)                                       1.00%
                                               ------------------------------
     Small Cap Fund                                        1.20%
                                               ------------------------------
     Equity Income Fund                                    0.80%
                                               ------------------------------
     Balanced Fund                                         0.80%
                                               ------------------------------
     Select Equity Fund                                    0.80%
                                               ------------------------------
     Enhanced Market Fund                                  0.45%
                                               ------------------------------
     International Equity Fund(1)                          1.25%
                                               ------------------------------
     Aggressive Growth Portfolio(1)                        0.20%
                                               ------------------------------
     Growth Portfolio(1)                                   0.20%
                                               ------------------------------
     Growth and Income Portfolio(1)                        0.20%
                                               ------------------------------
     Moderate Growth and Income Portfolio(1)               0.20%
                                               ------------------------------
     Current Income Portfolio(1)                           0.20%
                                               ------------------------------
     Bond Fund                                             0.50%
                                               ------------------------------
     Limited Term Bond Fund                                0.50%
                                               ------------------------------
     Government Income Fund                                0.30%
                                               ------------------------------
     Limited Term U.S. Government Fund(1)                  0.65%
                                               ------------------------------
     Municipal Bond Fund                                   0.40%
                                               ------------------------------
     Florida Tax-Exempt Fund                               0.30%
                                               ------------------------------
     Tennessee Tax-Exempt Fund(1)                          0.65%
                                               ------------------------------
     Limited Term Tennessee Tax-Exempt Fund(1)             0.65%
                                               ------------------------------
     Prime Money Market Fund                               0.40%
                                               ------------------------------
     U.S. Treasury Money Market Fund                       0.40%
                                               ------------------------------
     Treasury Reserve Money Market Fund(1)                 0.40%
                                               ------------------------------
     Tax-Exempt Money Market Fund                          0.20%
    -------------------------------------------------------------------------



   (1) This new Fund commenced operations as an AmSouth Fund immediately following the ISG/AmSouth combination occurring on March 13, 2000. The figure shown reflects the fee paid as of the end of the fiscal year of the predecessor Fund (12/31/99).

   FUND MANAGEMENT

   THE INVESTMENT SUB-ADVISERS
   GROWTH FUND. Peachtree Asset Management ("Peachtree" or "Sub-Advisor") serves as investment sub-advisor to the Growth Fund, pursuant to a Sub-Advisory Agreement with AmSouth. Under the Sub-Advisory Agreement, Peachtree manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AmSouth in accordance with the Fund's investment objectives, policies and restrictions.

   Peachtree is a division of SSB Citi Fund Management LLC, which is an indirect wholly-owned subsidiary of Citigroup, Inc. Peachtree has performed advisory services since 1994 for institutional clients, and has its principal offices at 303 Peachtree Street, N.E., Atlanta, GA 30308. SSB Citi Fund Management LLC and its predecessors have been providing investment advisory services to mutual funds since 1968. As of July 31, 1999, SSB Citi Fund Management LLC had aggregate assets under management of approximately $114 billion.

   ENHANCED MARKET FUND AND SELECT EQUITY FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-adviser to the Enhanced Market Fund and the Select Equity Fund pursuant to a Sub-Advisory Agreement with AmSouth. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AmSouth in accordance with each Fund's investment objective, policies, and restrictions.

   OakBrook is 50% owned by AmSouth and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 135, Lisle, IL 60532.

   The following table sets forth the performance data relating to the historical performance of two institutional funds, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "Large Cap Fund") and the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500 Equity Fund (the "Enhanced S&P Fund"), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund and the AmSouth Enhanced Market Fund, respectively.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

   Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

   The performance data shown below relating to the institutional accounts was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, the returns of the Enhanced S&P Fund reflect the deduction of an investment advisory fee of .50%, and both accounts reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

   The institutional private accounts were not subject to the same types of expenses to which the Select Equity Fund and the Enhanced Market Fund are subject nor to the diversification requirements, specific tax restrictions and investment

   FUND MANAGEMENT

   limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional accounts could have been adversely affected if the accounts had been regulated as investment company under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund and the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Select Equity Fund's and the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                                                 ENHANCED        S&P 500
    YEAR                                   LARGE CAP FUND        S&P FUND        INDEX(1)
    ----                                 ------------------    ------------    ------------
    1993(2)                                     2.62%                --             .30%
    1994                                        4.39%                --            1.37%
    1994(3)                                       --               1.24%           1.45%
    1995                                       31.26%             35.49%          37.43%
    1996                                       19.34%             25.86%          23.14%
    1997                                       37.36%             33.00%          33.34%
    1998(4)                                     1.44%              1.10%           1.11%
    Since inception(5)                         22.12%                --           21.90%
    Since inception(6)                            --              30.47%          30.35%

   (1) The S&P 500 Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.

   (2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.

   (3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.

   (4) Total return for the period from January 1, 1998, through January 31, 1998. Returns have not been annualized.

   (5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

   (6) Annualized total return for the Enhanced S&P Fund is for the period from December 1, 1994 through January 31, 1998.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

   EQUITY INCOME FUND. Rockhaven Asset Management, LLC ("Rockhaven") serves as investment sub-adviser to the Equity Income Fund pursuant to a Sub-Advisory Agreement with AmSouth. Under the Sub-Advisory Agreement, Rockhaven manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies, and restrictions.

   Rockhaven is 50% owned by AmSouth and 50% owned by Mr. Christopher H. Wiles. Rockhaven was organized in 1997 to perform advisory services for investment companies and has its principal offices at 100 First Avenue, Suite 1050, Pittsburgh, PA 15222.

   Mr. Wiles is the portfolio manager of the Equity Income Fund and has primary responsibility for the day-to-day portfolio management of the Fund. From August 1, 1991 to January 31, 1997, he was the portfolio manager of the Federated Equity Income Fund.

   FUND MANAGEMENT

   The cumulative total return for the Class A Shares of the Federated Equity Income Fund from August 1, 1991 through January 31, 1997 was 139.82%, absent the imposition of a sales charge. The cumulative total return for the same period for the Standard & Poor's Composite Stock Price Index ("S&P 500 Index") was 135.09%. The cumulative total return for the Class B Shares of the Federated Equity Income Fund from September 27, 1994 (date of initial public offering) through January 31, 1997 was 62.64%, absent the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the S&P 500 Index was 79.69%. At January 31, 1997, the Federated Equity Income Fund had approximately $970 million in net assets. As portfolio manager of the Federated Equity Income Fund, Mr. Wiles had full discretionary authority over the selection of investments for that fund. Average annual total returns for the one-year, three-year, and five-year periods ended January 31, 1997 and for the entire period during which Mr. Wiles managed the Class A Shares of the Federated Equity Income Fund and for the one-year and since inception period for the Class B Shares of the Federated Equity Income Fund compared with the performance of the S&P 500 Index and the Lipper Equity Income Fund Index were:

   PRIOR PERFORMANCE OF CLASS A SHARES AND CLASS B SHARES OF THE FEDERATED EQUITY INCOME FUND

                                                                                                    LIPPER
                                                         FEDERATED EQUITY         S&P 500        EQUITY INCOME
                                                         INCOME FUND(+*)         INDEX(@)        FUND INDEX(#)
                                                      ----------------------    -----------    -----------------
    CLASS A SHARES
      (absent imposition of sales charge)
      One Year                                                23.26%               26.34%            19.48%
      Three Years                                             17.03%               20.72%            15.09%
      Five Years                                              16.51%               17.02%            14.73%
      August 1, 1991 through                                  17.25%               16.78%            14.99%
      January 31, 1997
    CLASS B SHARES
      (absent imposition of Federated Equity
      Income Fund's maximum sales charge)
      One Year                                                16.48%
      Three Years                                             14.85%
      Five Years                                              15.20%
      August 1, 1991 through January 31, 1997                 16.05%
    CLASS B SHARES
      (absent imposition of contingent deferred
      sales charge)
      One Year                                                22.26%               26.34%            19.48%
      September 27, 1994 through January 31, 1997             23.15%               28.44%            20.65%
    CLASS B SHARES
      (assuming imposition of the Federated Equity
      Income Fund's maximum contingent deferred
      sales charge)
      One Year                                                16.76%
      September 27, 1994 through January 31, 1997             22.79%

   (+) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

   (*) During the period from August 1, 1991 through January 31, 1997, the operating expense ratio of the Class A Shares (the shares most similar to the Class A Shares of the AmSouth Equity Income Fund) of the Federated Equity Income Fund ranged from 0.95% to 1.05% of the fund's average daily net assets. During the period from September 27, 1994 through January 31, 1997 the operating expense ratio for the Class B Shares of the Federated Equity Income Fund ranged from 1.80% to 1.87% of the fund's average daily net assets. The operating expenses of the Class A Shares and Class B Shares of the Federated Equity Income Fund were lower than the projected operating expenses of the Class A Shares and Class B Shares, respectively, of the AmSouth Equity Income Fund. If the actual operating expenses of the AmSouth Equity Fund are higher than the historical operating expenses of the Federated Equity Income Fund, this could negatively affect performance.

   (@) The S&P 500 Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.


   (#) The Lipper Equity Income Fund Index is an unmanaged index. The Index is adjusted to reflect re-investment of dividends.


          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

   FUND MANAGEMENT

   The Federated Equity Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Equity Income Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

   Christopher Wiles was the Federated Equity Income Fund's portfolio manager from August 1, 1991 to January 31, 1997. Mr. Wiles joined Federated Investors in 1990 and served as a Vice President of the fund's investment advisor from 1992 and Senior Vice President from October, 1996 to January 31, 1997. Mr. Wiles served as Assistant Vice President of the Fund's investment advisor in 1991. Mr. Wiles is a Chartered Financial Analyst and received his M.B.A. in Finance from Cleveland State University.

   SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-adviser to the Small Cap Fund, pursuant to a Sub-Advisory Agreement with AmSouth. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AmSouth in accordance with the Fund's investment objectives, policies and restrictions.

   Sawgrass is 50% owned by AmSouth and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 4337 Pablo Oaks Court, Jacksonville, FL 32224.

   The following tables set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization
   Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

   The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

   The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as investment company under the federal securities laws.

   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

   The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

   FUND MANAGEMENT

   All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                         SAWGRASS SMALL CAP       RUSSELL 2000(R)
    YEAR                                     COMPOSITE            GROWTH INDEX(1)
    ----                               ----------------------    -----------------
    1988                                        11.73%                 20.37%
    1989                                        12.64%                 20.17%
    1990                                       (13.35)%               (17.41)%
    1991                                        56.66%                 51.19%
    1992                                        21.94%                  7.77%
    1993                                        20.99%                 13.36%
    1994                                         0.99%                 (2.43)%
    1995                                        37.79%                 31.04%
    1996                                        11.72%                 11.43%
    1997                                        13.49%                 12.86%
    Last 5 Years(2)                             16.38%                 12.76%
    Last 10 Years(2)                            16.09%                 13.50%

   (1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   (2) Through December 31, 1997.

   PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

   The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                                        EMERALD SMALL        RUSSELL 2000(R)
                                                        CAPITALIZATION           GROWTH
                                                           FUND(1)              INDEX(2)
                                                      ------------------    -----------------
    RETAIL SHARES
      (absent imposition of sales charges)
      One Year                                              12.62%                12.86%
      Three Years                                           18.39%                18.12%
      Since Inception                                       12.41%                12.55%
    RETAIL SHARES
      (absent imposition of the Emerald Small
      Capitalization Fund's maximum sales charge)
      One Year                                               7.55%                12.86%
      Three Years                                           16.58%                18.12%
      Since Inception                                       10.17%                12.55%

   FUND MANAGEMENT

                                                        EMERALD SMALL        RUSSELL 2000(R)
                                                        CAPITALIZATION           GROWTH
                                                           FUND(1)              INDEX(2)
                                                      ------------------    -----------------
    CLASS B SHARES
      (absent imposition of sales charges)
      One Year                                               8.02%                12.86%
      Since Inception                                       18.26%                13.89%
    CLASS B SHARES
      (assuming imposition of the Emerald Small
      Capitalization Fund's maximum contingent
      deferred sales charge)
      One Year                                               4.99%                12.86%
      Since Inception                                       15.87%                13.89%

   (1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

   (2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

   During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares (the shares most similar to the Class A Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares (the shares most similar to the Class B Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

          HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

   The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund, Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.


   INTERNATIONAL EQUITY FUND -- Lazard Asset Management, located at 30 Rockefeller Plaza, New York, New York 10117, serves as sub-investment adviser to the International Equity Fund. Lazard Asset Management, a division of Lazard Freres & Co. LLC, which is a New York limited liability company, provides investment management services to client discretionary accounts with assets totalling approximately $71 billion as of December 31, 1998.



   MID CAP FUND -- Bennett Lawrence Management, LLC, located at 757 Third Avenue, New York, New York 10017, serves as sub-investment adviser to the Mid Cap Fund. Bennett Lawrence Management provides discretionary investment management services to client discretionary accounts with assets totalling approximately $950 million as of December 31,1998.


   PORTFOLIO MANAGERS

   The primary portfolio manager for each Fund is as follows:


   BALANCED FUND AND VALUE FUND -- Pedro Verdu, CFA, has been the portfolio manager for the Value Fund and Balanced Fund since their inception. Mr. Verdu has twenty-nine years of experience as an analyst and portfolio manager; he is currently Senior Vice President and Trust Investment Officer in charge of equity investments at AmSouth.


   GROWTH FUND -- Dennis A. Johnson, CFA, has been the portfolio manager for the Capital Growth Fund since its inception. Mr. Johnson, who has been employed by Peachtree since 1994, is President and Chief Investment Officer of Peachtree. From 1989 to 1994, Mr. Johnson was Vice President and Portfolio Manager at Trusco Capital, the investment management subsidiary of Trust Company Bank, Atlanta, Georgia.

   EQUITY INCOME FUND -- Christopher H. Wiles has been the portfolio manager for the Equity Income Fund since its inception. Mr. Wiles is the President and Chief Investment Officer of Rockhaven. From August 1, 1991 to January 31, 1997, he was the portfolio manager of the Federated Equity Income Fund. Mr. Wiles joined Federated Investors in 1990

   FUND MANAGEMENT

   and served as a Vice President of the fund's investment advisor from 1992 and Senior Vice President from October, 1996 to January 31, 1997.

   SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1988, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association of Management and Research. He has 17 years of investment experience.

   SELECT EQUITY FUND AND ENHANCED MARKET FUND -- The Select Equity Fund and Enhanced Market Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

   BOND FUND -- The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John
   P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992. Mr. Sullivan has been a portfolio manager at the Advisor since 1984, and is currently Senior Vice President and Senior Trust Investment Officer at AmSouth. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

   FLORIDA TAX-EXEMPT FUND -- Steven L. Cass is the portfolio manager for the Florida Tax-Exempt Fund. Mr. Cass has been associated with AmSouth's Trust Investment Group since October, 1995 and is currently Assistant Vice President and Trust Investment Officer. Prior to joining AmSouth, Mr. Cass was a registered representative and insurance agent employed by First of America Securities.

   GOVERNMENT INCOME FUND AND LIMITED TERM BOND FUND -- John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August, 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group for over five years and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

   MUNICIPAL BOND FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group for over sixteen years and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.


   AMSOUTH INTERNATIONAL EQUITY FUND -- Herbert W. Gullquist and John R. Reinsberg. Messrs. Gullquist and Reinsberg have been the International Equity Fund's primary portfolio managers since its inception, and have been Managing Directors of Lazard for over five years.



   AMSOUTH MID CAP FUND -- S. Van Zandt Schreiber and Robert W. Deaton. Messrs. Schreiber and Deaton have been the Mid Cap Fund's primary portfolio managers since its inception. Mr. Schreiber has been the Chief Portfolio Manager at Bennett Lawrence since its inception in August 1995. For more than five years prior thereto, Mr. Schreiber was Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. Mr. Deaton has been an Associate Portfolio Manager at Bennett Lawrence since its inception in August 1995. From 1994 to August 1995, Mr. Deaton was a portfolio manager and research analyst with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. Prior thereto, Mr. Deaton managed the Long-Term Growth Fund for the Tennessee Consolidated Retirement System.



   AMSOUTH CAPITAL GROWTH FUND -- Charles E. Winger, Jr. Mr. Winger has been the Capital Growth Fund's primary portfolio manager since its inception. He has been a Trust Officer of First American National Bank since 1988 and has been employed by the Adviser since 1999.



   AMSOUTH LARGE CAP FUND -- Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, and has been employed by First American National Bank since May 1998 and has been employed by the Adviser since December 1999. Prior to

   FUND MANAGEMENT


   May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Adviser.



   AMSOUTH LIMITED TERM U.S. GOVERNMENT FUND -- John Mark McKenzie. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Adviser since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984.



   AMSOUTH TENNESSEE TAX-EXEMPT FUND -- Sharon S. Brown. She has been the Tennessee Tax-Exempt Fund's primary portfolio manager since its inception and has been a Trust Officer of First American National Bank since 1988 and has been employed by the Adviser since December 1999.



   AMSOUTH LIMITED TERM TENNESSEE TAX-EXEMPT FUND -- Sharon S. Brown. Ms. Brown has been the Limited Term Tennessee Tax-Exempt Fund's primary portfolio manager since its inception and has been a Trust Officer of First American National Bank since 1988 and has been employed by the Adviser since December 1999.



   AMSOUTH STRATEGIC PORTFOLIOS -- Investment decisions for each Strategic Portfolio are made by a team of the Adviser's portfolio managers, and no person is primarily responsible for making recommendations to the team.

   THE DISTRIBUTOR AND ADMINISTRATOR

   ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services ("BISYS").

   BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

 [LOGO]
          SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS

   Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   CLASS A SHARES


   - Capital Appreciation Funds Strategic Portfolios, and Income
     Funds:  Front-end sales charges, as described below.


     Money Market Funds:                     No sales charges

   - Shareholder servicing fees of 0.25% of average daily net assets.

   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.


   - All Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. With respect to all Funds that participated in the ISG/AmSouth combination, this fee is in the form of a separate non-Rule 12b-1 fee. With respect to all other AmSouth Funds, the fee is a component of a 1.00% Rule 12b-1 fee. All Funds that participated in the ISG/AmSouth combination bear a Rule 12b-1 fee of 0.75%. Despite the above described differences in the legal character of shareholder servicing fees, all B Shares are subject to the same 1.00% aggregate fees for distribution and shareholder services.



   - A deferred sales charge, as described below.


   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

   - Maximum investment for all Class B purchases:  $250,000.

   - PRIME MONEY MARKET FUND: Class B Shares of the Prime Money Market Fund are only available through exchange of Class B Shares of another AmSouth Fund or if you participate in the Automatic Exchange program (see page 80).

   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.


   TRUST SHARES



   - No sales charges.



   - No Distribution and service (12b-1) fees.



   - Available only to the following investors:



     - investors for whom AmSouth acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with its Trust Department;



     - investors who purchase Shares of a Fund through a 401(k) plan or a 403(b) plan which by its terms permits purchases of Shares;



     - orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies;



     - investors who purchase through financial institutions approved by the Distributor; and



     - investors who provide an AmSouth Fund with its initial seed capital. All other investors are eligible to purchase Class A Shares or Class B Shares only.



     - shareholder servicing fee of up to 0.15% of average daily net assets.

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   -------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by adding
   the total value of the Fund's
   investments and other assets,
   subtracting its liabilities and
   then dividing that figure by
   the number of outstanding
   shares of the Fund:
                NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
             Outstanding
   Generally, for other than the
   Money Market Funds, you can
   find the Fund's NAV daily in
   The Wall Street Journal and
   other newspapers. NAV is
   calculated separately for each
   class of shares.

   -------------------------------
MONEY MARKET FUNDS

Per share net asset value (NAV) for each Fund is determined and its shares are priced twice a day. The NAV for the Prime
                                      Money Market Fund, the Treasury Reserve
                                      Money Market Fund, and the U.S. Treasury
                                      Money Market Fund is determined at 1:00
                                      p.m. Eastern time and at the close of
                                      regular trading on the New York Stock
                                      Exchange, normally at 4:00 p.m. Eastern
                                      time on days the Exchange and the Federal
                                      Reserve Bank of Atlanta are open. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received.
                                      This is what is known as the offering
                                      price.
Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.
OTHER FUNDS
Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange and the Federal Reserve Bank of Atlanta are open.
Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.
The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES


You may purchase Funds through
   the Distributor or through
   banks, brokers and other
   investment representatives,
   which may charge additional
   fees and may require higher
   minimum investments or impose
   other limitations on buying
   and selling shares.
   Additionally, banks, brokers
   and other financial
   institutions and
   representatives may use shares
   of the Money Market Funds in
   "sweep" programs whereby the
   accounts of a participating
   customer of the financial
   institution or representative
   is automatically "swept" into
   shares of one of the Money
   Market Funds. If you purchase
   shares through an investment
   representative, that party is
   responsible for transmitting
   orders by close of business
   and may have an earlier
   cut-off time for purchase and
   sale requests. Consult your
   investment representative or
   institution for specific
   information.



                                                                                             MINIMUM INITIAL        MINIMUM
                                                                         ACCOUNT TYPE          INVESTMENT          SUBSEQUENT
                                                                   Class A or Class B
                                                                   ----------------------------------------------------------
                                                                   Regular                            $1,000               $0
                                                                   ----------------------------------------------------------
                                                                   Automatic Investment Plan          $1,000              $50
                                                                   ----------------------------------------------------------
                                                                   Trust
                                                                   ----------------------------------------------------------
                                                                   Regular                            $1,000               $0
                                                                   ----------------------------------------------------------
                                                                   Retirement                           $250              $50


                                        All purchases must be in U.S. dollars. A
                                        fee will be charged for any checks that
                                        do not clear. Third-party checks are not
                                        accepted.
                                        A Fund may waive its minimum purchase
                                        requirement. The Distributor may reject
                                        a purchase order if it considers it in
                                        the best interest of the Fund and its
                                        shareholders.
                                        ----------------------------------------

                                        AVOID 31% TAX WITHHOLDING


                                        Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                        ----------------------------------------


   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT



   You may purchase Trust Shares by
   following the procedures
   established by the Distributor in
   connection with the requirements
   of qualified accounts maintained
   by AmSouth Bank or other
   financial institutions approved
   by the Distributor. These
   procedures may include sweep
   arrangements where an account is
   "swept" automatically no less
   frequently than weekly into Trust
   Shares of a Money Market Fund.



DIRECTED DIVIDEND OPTION


By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash
                                        (check) or have distributions
                                        (capital gains and dividends)
                                        reinvested in another AmSouth Fund
                                        without a sales charge. You must
                                        maintain the minimum balance in each
                                        Fund into which you plan to reinvest
                                        dividends or the reinvestment will be
                                        suspended and your dividends paid to
                                        you. The Fund may modify or terminate
                                        this reinvestment option without
                                        notice. You can change or terminate
                                        your participation in the
                                        reinvestment option at any time.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS



   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends are usually paid monthly. Capital gains are distributed at least annually.



   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

   -----------------------------------------------------------------------------

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT -- CLASS A SHARES AND CLASS B SHARES


   BY REGULAR MAIL
   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "AmSouth Funds."

   3. Mail to: AmSouth Funds
      P.O. Box 182733, Columbus, OH 43218-2733

   Subsequent:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,
   2. Include the following information on a piece of paper:
      - AmSouth Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail to: AmSouth Funds
      P.O. Box 182733, Columbus, OH 43218-2733

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: AmSouth Funds
      c/o BISYS Fund Services
      Attn: T.A. Operations
      3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-451-8382 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                              electronic purchase or sale, the
                                              transaction is made through the
                                              Automated Clearing House (ACH)
                                              and may take up to eight days to
                                              clear. There is generally no fee
                                              for ACH transactions.

                                                          QUESTIONS?
                                                   Call 800-451-8382 or your
                                                  investment representative.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   AmSouth Bank
   Routing Number: ABA #044000024
   DDA#

   Include:
   Your name
   Your confirmation number


   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

   --------------------------------------
   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.
   --------------------------------------
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Funds from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $50, once you've invested the
   $1,000 minimum required to open the
   account.
   To invest regularly from your bank
   account:
      - Complete the Automatic Investment
        Plan portion on your Account
        Application.
        Make sure you note:
      - Your bank name, address and
        account number
      - The amount you wish to invest
        automatically (minimum $50)
      - How often you want to invest
        (every month, 4 times a year,
        twice a year or once a year)
      - Attach a voided personal check.

   To invest regularly from your paycheck
   or government check:
   Call 1-800-451-8382 for an enrollment
   form or consult the SAI for additional
   information.
   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B Shares, because Class A Shares have lower distribution expenses. Income dividends are usually paid monthly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------
DIRECTED DIVIDEND OPTION
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in
                                            cash (check) or have
                                            distributions (capital gains and
                                            dividends) reinvested in another
                                            AmSouth Fund without a sales
                                            charge. You must maintain the
                                            minimum balance in each Fund into
                                            which you plan to reinvest
                                            dividends or the reinvestment
                                            will be suspended and your
                                            dividends paid to you. The Fund
                                            may modify or terminate this
                                            reinvestment option without
                                            notice. You can change or
                                            terminate your participation in
                                            the reinvestment option at any
                                            time.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received by
   the Fund, its transfer agent,
   or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares below."

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)
   BY MAIL

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, OH 43218-2733

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. See instruction 1 above.
     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
CONTINGENT DEFERRED SALES CHARGE
When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.
INSTRUCTIONS FOR SELLING SHARES
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser
                                  and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-451-8382 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-451-8382 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.


   SYSTEMATIC WITHDRAWAL PLAN



   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:


   - Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.


   - Include a voided personal check.


   - Your account must have a value of $5,000 or more to start withdrawals.


   - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.


   REDEMPTION BY CHECK WRITING

   PRIME MONEY MARKET FUND ONLY

   You may write checks in amounts of $1,000 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Prime Money Market Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner of the account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates are as follows:

   FOR THE CAPITAL APPRECIATION FUNDS, THE AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO


                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $49,999                          4.50%                4.71%
      ------------------------------------------------------------------------
      $50,000 up to $99,999                  4.00%                4.17%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.00%                3.09%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.00%                1.01%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%


   FOR THE INCOME FUNDS AND THE CURRENT INCOME PORTFOLIO


                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $99,999                          4.00%                4.17%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.00%                3.09%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.00%                1.01%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   FOR THE MONEY MARKET FUNDS

   No sales charges.

   (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. The Distributor will provide additional compensation in an amount up to 1.00% of the offering price of Class A Shares of the Funds for sales of $1 million to $3 million. For sales over $3 million, the amount of additional compensation will be negotiated.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED


                                                                            YEARS             CDSC AS A % OF
                                                                            SINCE             DOLLAR AMOUNT
                                                                          PURCHASE          SUBJECT TO CHARGE*
                                                                             0-1                  5.00%
                                                                             1-2                  4.00%
                                                                             2-3                  3.00%
                                                                             3-4                  3.00%
                                                                             4-5                  2.00%
                                                                             5-6                  1.00%
                                                                         more than 6              None



CLASS B SHARES


Class B Shares are offered at NAV,
   without any up-front sales charge.
   Therefore, all the money you
   invest is used to purchase Fund
   shares. However, if you sell your
   Class B Shares of the Fund before
   the sixth anniversary, you will
   have to pay a contingent deferred
   sales charge at the time of
   redemption. The CDSC will be based
   upon the lower of the NAV at the
   time of purchase or the NAV at the
   time of redemption according to
   the schedule below. There is no
   CDSC on reinvested dividends or
   distributions.


   If you sell some but not all of your Class shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES

    - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.*

    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
    - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.


   * For B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the same Fund after seven years from the end of the month of purchase.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS
   Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:
    - Shares purchased by investment representatives through fee-based investment products or accounts.

    - Shares purchased with proceeds from redemptions from another mutual fund complex within 30 days after redemption, if you paid a front end sales charge for those shares.

    - Shares purchased upon the reinvestment of dividend and capital gain distributions.

    - Shares purchased by investors through a payroll deduction plan.

    - Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services and its affiliates and the sub-advisers of the Funds and their affiliates.

    - Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

    - Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(K) plans.

   The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Redemptions from accounts following the death or disability of the shareholder.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

   DISTRIBUTION AND SERVICE (12B-1) FEES AND SHAREHOLDER SERVICING FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:


      - Trust Shares pay a shareholder servicing fee of up to 0.15% of the average daily net assets of a Fund.


      - Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to .25% of the average daily net assets of a Fund.


      - All Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. With respect to all Funds that participated in the ISG/AmSouth combination, this fee is in the form of a separate non-Rule 12b-1 fee. With respect to all other AmSouth Funds, the fee is a component of a 1.00% Rule 12b-1 fee. All Funds that participated in the ISG/AmSouth combination bear a Rule 12b-1 fee of 0.75%. Despite the above-described differences in the legal character of shareholder servicing fees, all B Shares are subject to the same 1.00% aggregate fees for distribution and shareholder services. These aggregate fees will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.


    - The higher 12b-1 fee on Class B Shares, together with the CDSC, help the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.


   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your shares in
   one Fund for shares of the same
   class of another AmSouth Fund,
   usually without paying additional
   sales charges (see "Notes"
   below). You must meet the minimum
   investment requirements for the
   Fund into which you are
   exchanging. Exchanges from one
   Fund to another are taxable.
   Class A Shares may also be
   exchanged for Trust Shares of the
   same Fund if you become eligible
   to purchase Trust Shares. No
   transaction fees are currently
   charged for exchanges.



   AUTOMATIC EXCHANGES -- CLASS A
   SHARES AND CLASS B SHARES

   You can use the Funds' Automatic
   Exchange feature to purchase
   shares of the Funds at regular
   intervals through regular,
   automatic redemptions from the
   AmSouth Prime Money Market Fund.
   To participate in the Automatic
   Exchange:
     - Complete the appropriate
       section of the Account
       Application.
     - Keep a minimum of $10,000 in
       the AmSouth Prime Money
       Market Fund and $1,000 in the
       Fund whose shares you are
       buying.

   To change the Automatic Exchange
   instructions or to discontinue
   the feature, you must send a
   written request to AmSouth Funds,
   P.O. Box 182733, Columbus, Ohio
   43218-2733.
INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box
                                     182733, Columbus OH 43218-2733, or by
                                     calling 1-800-451-8382. Please provide the following information:
  - Your name and telephone number
  - The exact name on your account and account number

  - Taxpayer identification number (usually your Social Security number)

  - Dollar value or number of shares to be exchanged
  - The name of the Fund from which the exchange is to be made
  - The name of the Fund into which the exchange is being made
See "Selling your Shares" for important information about telephone transactions.
To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be
                                     limited to four exchanges from a Fund
                                     during a calendar year.
NOTES ON EXCHANGES

  - When exchanging Trust Shares of a Fund for Class A Shares of a Fund, you will be exempt from any applicable sales charge.


  - When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

  - The registration and tax identification numbers of the two accounts must be identical.
  - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
  - Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).


   For the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, and Tax-Exempt Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes and, in the case of the Florida Tax-Exempt Fund, Florida intangible taxes and in the case of the Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund, Tennessee personal income taxes. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, or Tax-Exempt Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, or Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.


   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   AmSouth Funds will send you a statement each year showing the tax status of all your distributions.


   - For each Fund, other than the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, and Tax-Exempt Money Market Fund, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, and Tax-Exempt Money Market Fund, any short-term capital gains that you receive are taxable to you as ordinary dividend income for Federal income tax purposes.


   - Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   - Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

[LOGO]

          OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information pertaining to the Capital Growth Fund, Large Cap Fund, Mid Cap Fund, International Equity Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Current Income Portfolio, Limited Term U.S. Government Fund, Tennessee Tax-Exempt Fund, Limited Term Tennessee Tax-Exempt Fund, and U.S. Treasury Money Market Fund has been audited by KPMG LLP. The other information included herein, has been audited by PriceWaterhouseCoopers LLP. The reports of KPMG LLP and PriceWaterhouseCoopers LLP, along with the Fund's financial statements, are incorporated by reference in the SAI, which is available upon request.

                                                               VALUE FUND
   OTHER INFORMATION ABOUT THE FUNDS               (FORMERLY EQUITY FUND)

   FINANCIAL HIGHLIGHTS

   CONTINUED

                                                                YEAR ENDED                  YEAR ENDED
                                                              JULY 31, 1999               JULY 31, 1998
                                                   ------------------------------------   --------------
                                                     A SHARES      B SHARES     TRUST      A SHARES (a)
                                                   ------------   ----------   --------   --------------
    NET ASSET VALUE, BEGINNING OF PERIOD              $24.60        $24.55       $24.57       $23.35
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                      0.20          0.02         0.26         0.21
      Net realized and unrealized gains (losses)
        from investments                                3.11          3.10         3.16         2.54
    ----------------------------------------------------------------------------------------------------
        Total from Investment Activities                3.31          3.12         3.42         2.75
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.19)        (0.06)       (0.25)       (0.25)
      Net realized gains from investment
        transactions                                   (2.47)        (2.47)       (2.47)       (1.25)
    ----------------------------------------------------------------------------------------------------
        Total Distributions                            (2.66)        (2.53)       (2.72)       (1.50)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $25.25        $25.14       $25.27       $24.60
    ----------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           14.92%        14.03%       15.43%       12.34%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $70,740       $12,394     $960,660      $73,165
      Ratio of expenses to average net assets           1.33%         2.08%        1.08%        1.19%
      Ratio of net investment income to average
        net assets                                      0.82%         0.05%        1.07%        0.89%
      Ratio of expenses to average net assets*          1.34%         2.09%        1.09%        1.19%
      Portfolio Turnover(e)                            17.65%        17.65%       17.65%       16.95%

                                                            YEAR ENDED
                                                          JULY 31, 1998
                                                   ----------------------------
                                                    B SHARES (b)     TRUST (a)
                                                   --------------   -----------
    NET ASSET VALUE, BEGINNING OF PERIOD               $23.15          $22.51
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.09            0.28
      Net realized and unrealized gains (losses)
        from investments                                 2.68            3.31
    -------------------------------------------------------------------------------------------
        Total from Investment Activities                 2.77            3.59
    -------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.12)          (0.28)
      Net realized gains from investment
        transactions                                    (1.25)          (1.25)
    ----------------------------------------------------------------------------------------------------
        Total Distributions                             (1.37)          (1.53)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                     $24.55          $24.57
    ----------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            12.49%(c)       12.46%(f)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                $7,929        $947,575
      Ratio of expenses to average net assets            2.11%(d)        1.09%(d)
      Ratio of net investment income to average
        net assets                                       0.26%(d)        1.26%(c)
      Ratio of expenses to average net assets*           2.11%(d)        1.10%(c)
      Portfolio Turnover(e)                             16.95%          16.95%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.


   (b) For the period from September 3, 1997 (commencement of operations) to July 31, 1998.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


   (f) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 16.52%.

   OTHER INFORMATION ABOUT THE FUNDS                           VALUE FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           YEAR ENDED JULY 31,
                                                   ------------------------------------
                                                      1997         1996         1995
                                                   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD           $    17.62   $    16.75   $    14.82
    -----------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.30         0.33         0.33
      Net realized and unrealized gains (losses)
        from investments                                 6.77         1.48         2.39
    -----------------------------------------------------------------------------------
        Total from Investment Activities                 7.07         1.81         2.72
    -----------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.30)       (0.33)       (0.32)
      Net realized gains from investment
        transactions                                    (1.04)       (0.61)       (0.47)
    -----------------------------------------------------------------------------------
        Total Distributions                             (1.34)       (0.94)       (0.79)
    -----------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $    23.35   $    17.62   $    16.75
    -----------------------------------------------------------------------------------
        Total Return (excludes sales charge)            42.35%       11.09%       19.27%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $  974,985   $  374,622   $  275,757
      Ratio of expenses to average net assets            1.06%        1.02%        1.03%
      Ratio of net investment income to average
        net assets                                       1.52%        1.86%        2.17%
      Ratio of expenses to average net assets*           1.10%        1.11%        1.11%
      Portfolio Turnover                                24.47%       19.11%       19.46%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                              GROWTH FUND
   OTHER INFORMATION ABOUT THE FUNDS       (FORMERLY CAPITAL GROWTH FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                              YEAR ENDED
                                                             JULY 31, 1999
                                                   ---------------------------------
                                                   A SHARES     B SHARES      TRUST
                                                   --------   ------------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 11.62       $11.54      $ 11.65
    --------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                   (0.06)       (0.12)       (0.02)
      Net realized and unrealized gains (losses)
        from investments                              2.57         2.52         2.57
    --------------------------------------------------------------------------------
        Total from Investment Activities              2.51         2.40         2.55
    --------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             --           --           --
      Net realized gains from investment
        transactions                                 (0.09)       (0.09)       (0.09)
    --------------------------------------------------------------------------------
        Total Distributions                          (0.09)       (0.09)       (0.09)
    --------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 14.04       $13.85      $ 14.11
    --------------------------------------------------------------------------------
        Total Return (excludes sales charge)         21.76%       20.96%       22.05%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $14,040       $7,463      $18,055
      Ratio of expenses to average net assets         1.23%        1.97%        0.96%
      Ratio of net investment income to average
        net assets                                   (0.50)%      (1.26)%      (0.28)%
      Ratio of expenses to average net assets*        1.74%        2.48%        1.47%
      Portfolio Turnover (e)                         79.30%       79.30%       79.30%

                                                                    AUGUST 3, 1997
                                                                 TO JULY 31, 1998 (f)
                                                   ------------------------------------------------
                                                   A SHARES (a)     B SHARES (b)      TRUST (a)(f)
                                                   ------------   ----------------   --------------
    NET ASSET VALUE, BEGINNING OF PERIOD              $10.00           $ 9.82            $ 9.55
    --------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     (0.03)           (0.06)               --
      Net realized and unrealized gains (losses)
        from investments                                1.65             1.78              2.10
    --------------------------------------------------------------------------------
        Total from Investment Activities                1.62             1.72              2.10
    --------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                               --               --                --
      Net realized gains from investment
        transactions                                      --               --                --
    --------------------------------------------------------------------------------
        Total Distributions                               --               --                --
    --------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $11.62           $11.54            $11.65
    --------------------------------------------------------------------------------
        Total Return (excludes sales charge)           16.20%(c)        17.52%(c)         16.50%(g)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)               $9,720           $3,477            $2,824
      Ratio of expenses to average net assets           1.40%(d)         2.05%(d)          0.99%(d)
      Ratio of net investment income to average
        net assets                                     (0.42)%(d)       (1.10)%(d)         0.00%(d)
      Ratio of expenses to average net assets*          2.37%(d)         3.11%(d)          2.05%(d)
      Portfolio Turnover (e)                           77.26%           77.26%            77.26%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.


   (b) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (f) Period from commencement of operations.


   (g) Represents total return based on the activity of Classic Shares for the period from August 4, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 21.99%.

   OTHER INFORMATION ABOUT THE FUNDS                  CAPITAL GROWTH FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                CLASS A SHARES
                                                   ----------------------------------------
                                                    YEAR ENDED DECEMBER 31,    PERIOD ENDED
                                                   -------------------------   DECEMBER 31,
                                                    1999      1998     1997      1996 (a)
                                                   -------   ------   ------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 14.20   $12.80   $11.32     $ 10.00
    ---------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                   (0.04)   (0.01)    0.06          --
      Net realized and unrealized gains (losses)
        from investments                              2.97     3.89     3.40        1.32
    ---------------------------------------------------------------------------------------
        Total from Investment Activities              2.93     3.88     3.46        1.32
    ---------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             --       --    (0.06)         --
      Net realized gains                             (2.76)   (2.48)   (1.92)         --
    ---------------------------------------------------------------------------------------
        Total Distributions                          (2.76)   (2.48)   (1.98)         --
    ---------------------------------------------------------------------------------------
      Net change in asset value                       0.17     1.40     1.48        1.32
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 14.37   $14.20   $12.80     $ 11.32
    ---------------------------------------------------------------------------------------
        Total Return (excludes sales charge)         21.85%   32.05%   30.79%      13.20%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)            $10,310   $4,631   $  858     $49,008
      Ratio of expenses to average net assets         1.32%    1.28%    0.93%       1.20%(c)
      Ratio of net investment income to average
        net assets                                   (0.33)%  (0.19)%   0.42%      (0.02)%(c)
      Ratio of expenses to average net assets*        1.33%    1.29%    1.18%       1.39%(c)
      Portfolio Turnover**                             178%     152%     116%         69%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from April 1, 1996 (commencement of operations) through December 31, 1996.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                  CAPITAL GROWTH FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                       CLASS B SHARES
                                                                            ------------------------------------
                                                                             YEAR ENDED             PERIOD ENDED
                                                                            DECEMBER 31,            DECEMBER 31,
                                                                               1999 +                 1998 (a)
                                                                            ------------            ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                       $13.92                  $13.10
    ------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                              (0.14)                  (0.05)
      Net realized and unrealized gains (losses) from
        investments                                                              2.91                    3.35
    ------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                         2.77                    3.30
    ------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains                                                        (2.76)                  (2.48)
    ------------------------------------------------------------------------------------------------------------
        Total Distributions                                                     (2.76)                  (2.48)
    ------------------------------------------------------------------------------------------------------------
      Net change in asset value                                                  0.01                    0.82
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                             $13.93                  $13.92
    ------------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                               21.11%                  26.86%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                                        $7,704                  $2,854
      Ratio of expenses to average net assets                                    1.92%                   2.04%(c)
      Ratio of net investment income to average net assets                      (0.93)%                 (0.95)%(c)
      Ratio of expenses to average net assets*                                   1.93%                     (d)
      Portfolio Turnover**                                                       178%                     152%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


    + Net investment income (loss) is based on average shares outstanding during the period.


   (a) For the period from February 5, 1998 (commencement of operations) through December 31, 1998.

   (b) Not annualized.

   (c) Annualized.

   (d) There were no fee reductions for this period.

   OTHER INFORMATION ABOUT THE FUNDS                  CAPITAL GROWTH FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                             TRUST SHARES
                                                                     ------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,                   PERIOD ENDED
                                                                     ------------------------------------            DECEMBER 31,
                                                                         1999                    1998                  1998 (a)
                                                                     ------------            ------------            ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                               $  14.09                $  12.69                $  14.51
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                        (0.01)                   0.01                    0.02
      Net realized and unrealized gains (losses) from
        investments                                                        2.95                    3.88                    0.10
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                   2.94                    3.89                    0.12
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                  --                   (0.01)                  (0.02)
      Net realized gains                                                  (2.76)                  (2.48)                  (1.92)
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                               (2.76)                  (2.49)                  (1.94)
    -----------------------------------------------------------------------------------------------------------------------------
      Net change in asset value                                            0.18                    1.40                   (1.82)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                     $  14.27                $  14.09                   12.69
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return                                                      22.09%                  32.40%                   0.88%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                                $241,810                $173,542                $141,761
      Ratio of expenses to average net assets                              1.07%                   1.02%                   0.58%(c)
      Ratio of net investment income to average net
        assets                                                            (0.09)%                  0.07%                   0.80%(c)
      Ratio of expenses to average net assets*                             1.08%                   1.03%                   0.99%(c)
      Portfolio Turnover**                                                  178%                    152%                    116%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

   (b) Not annualized.

   (c) Annualized.

     OTHER INFORMATION ABOUT THE FUNDS                     LARGE CAP FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                               CLASS A SHARES
                                                   -----------------------------------------------------------------------
                                                    YEAR ENDED    PERIOD ENDED            YEAR ENDED FEBRUARY 28,
                                                   DECEMBER 31,   DECEMBER 31,   -----------------------------------------
                                                       1999         1998 (a)       1998       1997       1996       1995
                                                   ------------   ------------   --------   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD             $ 27.55        $ 23.01         16.68   $  14.49   $  11.41   $  10.87
    ----------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                      0.03           0.05          0.11       0.14       0.16       0.16
      Net realized and unrealized gains (losses)
        from investments                                5.07           5.79          6.48       2.54       3.63       0.71
    ----------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                5.10           5.84          6.59       2.68       3.79       0.87
    ----------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.03)         (0.05)        (0.11)     (0.14)     (0.17)     (0.16)
      Net realized gains                               (4.60)         (1.25)        (0.15)     (0.35)     (0.54)     (0.17)
    ----------------------------------------------------------------------------------------------------------------------
        Total Distributions                            (4.63)         (1.30)        (0.26)     (0.49)     (0.71)     (0.33)
    ----------------------------------------------------------------------------------------------------------------------
      Net change in asset value                         0.47           4.54          6.33       2.19       3.08       0.54
    ----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $ 28.02        $ 27.55      $  23.01   $  16.68   $  14.49   $  11.41
    ----------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           18.85%         25.83%(b)     39.74%     18.79%     33.73%      8.23%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)              $79,211        $57,772      $715,631   $490,392   $385,145   $259,998
      Ratio of expenses to average net assets           1.04%          1.03%(c)      0.99%      0.92%      0.94%      0.95%
      Ratio of net investment income to average
        net assets                                      0.12%          0.21%(c)      0.54%      0.95%      1.24%      1.54%
      Ratio of expenses to average net assets*          1.39%          1.03%(c)        (d)        (d)        (d)        (d)
      Portfolio Turnover**                                15%             3%            6%         7%        15%         1%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.

   (b)  Not annualized.

   (c)  Annualized.

   (d) There were no fee reductions in this period.

   OTHER INFORMATION ABOUT THE FUNDS                       LARGE CAP FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                       CLASS B SHARES
                                                                            -------------------------------------
                                                                             YEAR ENDED             PERIOD ENDED
                                                                            DECEMBER 31,            DECEMBER 31,
                                                                               1999 +                 1998 (a)
                                                                            ------------            -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 27.54                  $25.98
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                              (0.23)                     --
      Net realized and unrealized gains (losses) from
        investments                                                              5.04                    1.56
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                         4.81                    1.56
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains                                                        (4.60)                     --
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                                                     (4.60)                     --
    -------------------------------------------------------------------------------------------------------------
    Net change in asset value                                                    0.21                    1.56
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                            $ 27.75                  $27.54
    -------------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                               17.78%                   6.02%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                                       $18,584                  $  100
      Ratio of expenses to average net assets                                    1.98%                   1.10%(c)
      Ratio of net investment income to average net assets                      (0.79)%                 (0.23)%(c)
      Ratio of expenses to average net assets*                                   2.00%                   2.11%(c)
      Portfolio Turnover**                                                         15%                      3%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


    + Net investment income (loss) is based on average shares outstanding during the period.


   (a) For the period from December 15, 1998 (commencement of operations) through December 31, 1998.

   (b) Not annualized.

   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                       LARGE CAP FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                        TRUST SHARES
                                                                            -------------------------------------
                                                                             YEAR ENDED             PERIOD ENDED
                                                                            DECEMBER 31,            DECEMBER 31,
                                                                                1999                  1998 (a)
                                                                            ------------            -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                      $  27.54                $  25.52
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                                0.03                      --
      Net realized and unrealized gains (losses) from
        investments                                                               5.07                    2.02
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                          5.10                    2.02
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                      (0.03)                     --
      Net realized gains                                                         (4.60)                     --
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                                                      (4.63)                     --
    -------------------------------------------------------------------------------------------------------------
      Net change in asset value                                                   0.47                    2.02
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                            $  28.01                $  27.54
    -------------------------------------------------------------------------------------------------------------
        Total Return                                                             18.84%                   7.92%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                                       $706,313                $786,462
      Ratio of expenses to average net assets                                     1.04%                   1.04%(c)
      Ratio of net investment income to average net assets                        0.11%                   0.20%(c)
      Ratio of expenses to average net assets*                                    1.14%                   1.09%(c)
      Portfolio Turnover**                                                          15%                      3%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from December 14, 1998 (commencement of operations) through December 13, 1998.

   (b) Not annualized.

   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                         MID CAP FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS A SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                1999 (a)+
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                 (0.14)
      Net realized and unrealized gains (losses) from
        investments                                                 7.47
    ------------------------------------------------------------------------
        Total from Investment Activities                            7.33
    ------------------------------------------------------------------------
      Net change in asset value                                     7.33
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $17.33
    ------------------------------------------------------------------------
        Total Return (excludes sales charge)                       73.30%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                           $2,357
      Ratio of expenses to average net assets                       2.28%(c)
      Ratio of net investment income to average net assets         (1.62)%(c)
      Ratio of expenses to average net assets*                      2.29%(c)
      Portfolio Turnover**                                            20%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


    + Net investment income (loss) is based on average shares outstanding during the period.


   (a) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                         MID CAP FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS B SHARES
                                                              ---------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)+
                                                              ---------------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
    -------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                 (0.19)
      Net realized and unrealized gains (losses) from
        investments                                                 7.47
    -------------------------------------------------------------------------
        Total from Investment Activities                            7.28
    -------------------------------------------------------------------------
      Net change in asset value                                     7.28
    -------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $17.28
    -------------------------------------------------------------------------
        Total Return (excludes redemption charge)                  72.80%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                           $2,177
      Ratio of expenses to average net assets                       2.86%(c)
      Ratio of net investment income to average net assets         (2.17)%(c)
      Ratio of expenses to average net assets*                      2.86%(c)
      Portfolio Turnover**                                            20%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


    + Net investment income (loss) is based on average shares outstanding during the period.


   (a) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                         MID CAP FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                  TRUST SHARES
                                                              --------------------
                                                                  PERIOD ENDED
                                                                  DECEMBER 31,
                                                                   1999 (a)+
                                                              --------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.00
    ------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                    (0.12)
      Net realized and unrealized gains (losses) from
        investments                                                    7.49
    ------------------------------------------------------------------------------
        Total from Investment Activities                               7.37
    ------------------------------------------------------------------------------
      Net change in asset value                                        7.37
    ------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                  $ 17.37
    ------------------------------------------------------------------------------
        Total Return                                                  73.70%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                             $37,186
      Ratio of expenses to average net assets                          2.18%(c)
      Ratio of net investment income to average net assets            (1.47)%(c)
      Ratio of expenses to average net assets*                         2.18%(c)
      Portfolio Turnover**                                               20%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


    + Net investment income (loss) is based on average shares outstanding during the period.


   (a) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                       SMALL CAP FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                  YEAR ENDED
                                                                 JULY 31, 1999
                                                   -----------------------------------------
                                                     A SHARES      B SHARES        TRUST
                                                   ------------   ----------   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $  9.14       $  9.11       $   9.15
    ----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     (0.10)        (0.14)         (0.03)
      Net realized and unrealized gains (losses)
        from investments                               (0.64)        (0.66)         (0.68)
    ----------------------------------------------------------------------------------------
        Total from Investment Activities               (0.74)        (0.80)         (0.71)
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  8.40       $  8.31       $   8.44
    ----------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           (8.10)%       (8.78)%        (7.76)%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $ 1,073       $   929       $ 21,777
      Ratio of expenses to average net assets           1.66%         2.41%          1.39%
      Ratio of net investment income to average
        net assets                                     (1.07)%       (1.83)%        (0.82)%
      Ratio of expenses to average net assets*          2.68%         3.42%          2.38%
      Portfolio Turnover(e)                           208.13%       208.13%        208.13%

                                                                 MARCH 2, 1998
                                                             TO JULY 31, 1998 (a)
                                                   -----------------------------------------
                                                    A SHARES (b)       B SHARES       TRUST
                                                   --------------   --------------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD              $  9.97          $ 10.00       $10.00
    ----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                      (0.03)           (0.04)       (0.02)
      Net realized and unrealized gains (losses)
        from investments                                (0.80)           (0.85)       (0.83)
    ----------------------------------------------------------------------------------------
        Total from Investment Activities                (0.83)           (0.89)       (0.85)
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $  9.14          $  9.11       $ 9.15
    ----------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            (8.31)%(c)       (8.90)%(c)   (8.48)%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)               $ 1,372          $   871       $5,072
      Ratio of expenses to average net assets            1.78%(d)         2.54%(d)     1.50%(d)
      Ratio of net investment income to average
        net assets                                      (0.92)%(d)       (1.69)%(d)   (0.52)%(d)
      Ratio of expenses to average net assets*           4.23%(d)         4.98%(d)     3.94%(d)
      Portfolio Turnover(e)                             70.64%           70.64%       70.64%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) For the period from March 3, 1998 (commencement of operations) through July 31, 1998.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS                   EQUITY INCOME FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                 YEAR ENDED                    YEAR ENDED
                                                                JULY 31, 1999                JULY 31, 1998
                                                   ---------------------------------------   --------------
                                                     A SHARES      B SHARES       TRUST       A SHARES (a)
                                                   ------------   ----------   -----------   --------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $  11.89      $ 11.86      $  11.89        $  11.72
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.17         0.07          0.19            0.24
      Net realized and unrealized gains (losses)
        from investments                                 1.46         1.47          1.47            0.59
    -------------------------------------------------------------------------------------------------------
        Total from Investment Activities                 1.63         1.54          1.66            0.83
    -------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.16)       (0.09)        (0.19)          (0.25)
      Net realized gains from investment
        transactions                                    (0.26)       (0.26)        (0.26)          (0.41)
    -------------------------------------------------------------------------------------------------------
        Total Distributions                             (0.42)       (0.35)        (0.45)          (0.66)
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  13.10      $ 13.05      $  13.10        $  11.89
    -------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            14.17%       13.34%        14.43%           7.29%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $ 21,526      $ 7,919      $ 10,908        $ 26,686
      Ratio of expenses to average net assets            1.41%        2.16%         1.16%           1.42%
      Ratio of net investment income to average
        net assets                                       1.37%        0.61%         1.59%           2.03%
      Ratio of expenses to average net assets*           1.58%        2.33%         1.33%           1.57%
      Portfolio Turnover(e)                            133.74%      133.74%       133.74%          83.26%

                                                            YEAR ENDED
                                                           JULY 31, 1998
                                                   -----------------------------
                                                    B SHARES (b)     TRUST (a)
                                                   --------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD              $ 11.60         $ 11.35
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.15            0.25
      Net realized and unrealized gains (losses)
        from investments                                 0.68            0.95
    -------------------------------------------------------------------------------------------------------
        Total from Investment Activities                 0.83            1.20
    -------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.16)          (0.25)
      Net realized gains from investment
        transactions                                    (0.41)          (0.41)
    -------------------------------------------------------------------------------------------------------
        Total Distributions                             (0.57)          (0.66)
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $ 11.86         $ 11.89
    -------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)             7.26%(c)        7.54%(f)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)               $ 7,733         $ 8,087
      Ratio of expenses to average net assets            2.19%(d)        1.19%(d)
      Ratio of net investment income to average
        net assets                                       1.29%(d)        2.34%(d)
      Ratio of expenses to average net assets*           2.35%(d)        1.35%(d)
      Portfolio Turnover(e)                             83.26%          83.26%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.


   (b) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


   (f) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 10.82%.

   OTHER INFORMATION ABOUT THE FUNDS                   EQUITY INCOME FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                               MARCH 20, 1997
                                                                            TO JULY 31, 1997 (f)
                                                                            --------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                          $  10.00
    --------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                                    0.07
      Net realized and unrealized gains (losses) from
        investments                                                                   1.71
    --------------------------------------------------------------------------------------------
        Total from Investment Activities                                              1.78
    --------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                          (0.06)
      Net realized gains from investment transactions                                   --
    --------------------------------------------------------------------------------------------
        Total Distributions                                                          (0.06)
    --------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                                $  11.72
    --------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                                         17.81%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                                           $ 22,273
      Ratio of expenses to average net assets                                         1.30%(d)
      Ratio of net investment income to average net assets                            2.13%(d)
      Ratio of expenses to average net assets*                                        1.51%(d)
      Portfolio Turnover(e)                                                          27.38%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.



   (b) For the period from September 3, 1997 (commencement of operations) through July 31, 1998.



   (c) Not annualized.



   (d) Annualized.



   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



   (f) Period from commencement of operations.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                YEAR ENDED                   YEAR ENDED
                                                               JULY 31, 1999               JULY 31, 1998
                                                   -------------------------------------   --------------
                                                     A SHARES      B SHARES      TRUST      A SHARES (a)
                                                   ------------   ----------   ---------   --------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $  15.19      $  15.16    $   15.18      $  15.21
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.41          0.29         0.44          0.38
      Net realized and unrealized gains (losses)
        from investments                                 0.93          0.95         0.95          0.98
    -----------------------------------------------------------------------------------------------------
        Total from Investment Activities                 1.34          1.24         1.39          1.36
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.40)        (0.30)       (0.44)        (0.41)
      Net realized gains from investment
        transactions                                    (1.20)        (1.20)       (1.20)        (0.97)
    -----------------------------------------------------------------------------------------------------
        Total Distributions                             (1.60)        (1.50)       (1.64)        (1.38)
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  14.93      $  14.90    $   14.93      $  15.19
    -----------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)             9.40%         8.66%        9.74%         9.54%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $ 43,223      $ 10,131    $ 319,016      $ 46,814
      Ratio of expenses to average net assets            1.34%         2.09%        1.09%         1.24%
      Ratio of net investment income to average
        net assets                                       2.67%         1.93%        2.93%         2.77%
      Ratio of expenses to average net assets*           1.35%         2.10%        1.10%         1.24%
      Portfolio Turnover(e)                             23.24%        23.24%       23.24%        25.40%

                                                            YEAR ENDED
                                                          JULY 31, 1998
                                                   ----------------------------
                                                    B SHARES (b)     TRUST (a)
                                                   --------------   -----------
    NET ASSET VALUE, BEGINNING OF PERIOD              $ 14.99        $   14.77
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.28             0.41
      Net realized and unrealized gains (losses)
        from investments                                 1.15             1.38
    -----------------------------------------------------------------------------------------------------
        Total from Investment Activities                 1.43             1.79
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.29)           (0.41)
      Net realized gains from investment
        transactions                                    (0.97)           (0.97)
    -----------------------------------------------------------------------------------------------------
        Total Distributions                             (1.26)           (1.38)
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $ 15.16        $   15.18
    -----------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            10.07%(c)         9.73%(f)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)               $ 5,309        $ 329,626
      Ratio of expenses to average net assets            2.12%(d)         1.10%(d)
      Ratio of net investment income to average
        net assets                                       1.83%(d)         2.95%(d)
      Ratio of expenses to average net assets*           2.12%(d)         1.10%(d)
      Portfolio Turnover(e)                             25.40%           25.40%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.


   (b) For the period from September 2, 1997 (commencement of operations) through July 31, 1998.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


   (f) Represents total return based on the activity of Classic Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Premier Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Premier Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 12.70%.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          YEAR ENDED JULY 31,
                                                   ---------------------------------
                                                     1997        1996        1995
                                                   ---------   ---------   ---------
    NET ASSET VALUE, BEGINNING OF PERIOD           $   13.03   $   12.76   $   11.81
    ------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                      0.48        0.47        0.47
      Net realized and unrealized gains (losses)
        from investments                                2.78        0.58        1.24
    ------------------------------------------------------------------------------------
        Total from Investment Activities                3.26        1.05        1.71
    ------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.50)      (0.47)      (0.46)
      Net realized gains from investment
        transactions                                   (0.58)      (0.31)      (0.30)
    ------------------------------------------------------------------------------------
        Total Distributions                            (1.08)      (0.78)      (0.76)
    ------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $   15.21   $   13.03   $   12.76
    ------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           26.42%       8.37%      15.27%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $ 372,769   $ 338,425   $ 295,509
      Ratio of expenses to average net assets           1.05%       0.98%       0.94%
      Ratio of net investment income to average
        net assets                                      3.49%       3.61%       3.91%
      Ratio of expenses to average net assets*          1.10%       1.11%       1.12%
      Portfolio Turnover                               25.00%      20.47%      16.97%

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   OTHER INFORMATION ABOUT THE FUNDS                   SELECT EQUITY FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                      PERIOD ENDED
                                                                    JULY 31, 1999 (f)
                                                          -------------------------------------
                                                          A SHARES (a)            B SHARES (b)                 TRUST (f)
                                                          ------------            -------------            ------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  10.00                 $  9.98                    $  11.52
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                              0.04                    0.02                        0.04
      Net realized and unrealized gains
        (losses) from investments                               1.91                    1.86                        0.38
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                        1.95                    1.88                        0.42
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.05)                  (0.01)                      (0.03)
      In excess of net investment income                       (0.01)                  (0.01)                      (0.01)
      Net realized gains from investment
        transactions                                           (0.01)                  (0.01)                      (0.01)
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.07)                  (0.03)                      (0.05)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  11.88                 $ 11.83                    $  11.89
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                   19.44%(c)               18.83%(c)                    3.63%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                     $ 10,258                 $ 1,933                    $ 10,420
      Ratio of expenses to average net assets                   1.13%(d)                1.99%(d)                    0.99%(d)
      Ratio of net investment income to
        average net assets                                      0.43%(d)               (0.49)%(d)                   0.65%(d)
      Ratio of expenses to average net assets*                  1.81%(d)                2.58%(d)                    1.58%(d)
      Portfolio Turnover(e)                                     9.72%                   9.72%                       9.72%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

   (b) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


   (f) For the period December 3, 1998 (commencement of operations) through July 31, 1999.

   OTHER INFORMATION ABOUT THE FUNDS                 ENHANCED MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                     PERIOD ENDED
                                                                   JULY 31, 1999 (f)
                                                         -------------------------------------
                                                         A SHARES (a)            B SHARES (b)                  TRUST (f)
                                                         ------------            -------------            -------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                    $10.00                  $10.30                       $12.18
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                            0.09                    0.03                         0.07
      Net realized and unrealized gains
        (losses) from investments                             3.89                    3.55                         1.71
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                      3.98                    3.58                         1.78
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                  (0.09)                  (0.03)                       (0.07)
      Net realized gains from investment
        transactions                                         (0.03)                  (0.03)                       (0.03)
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                  (0.12)                  (0.06)                       (0.10)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $13.86                  $13.82                       $13.86
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                 39.93%(c)               34.85%(c)                    14.71%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                    $14,365                  $6,132                      $14,273
      Ratio of expenses to average net assets                 0.88%(d)                1.73%(d)                     0.74%(d)
      Ratio of net investment income to
        average net assets                                    0.79%(d)               (0.12)%(d)                    0.90%(d)
      Ratio of expenses to average net
        assets*                                               1.52%(d)                2.28%(d)                     1.29%(d)
      Portfolio Turnover(e)                                  36.03%                  36.03%                       36.03%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

   (b) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (f) For the period December 1996 (commencement of operations) through July 31, 1999.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                            CLASS A SHARES
                                                                     ------------------------------------------------------------
                                                                      YEAR ENDED             PERIOD ENDED            PERIOD ENDED
                                                                     DECEMBER 31,            DECEMBER 31,            FEBRUARY 28,
                                                                         1999                  1998 (a)                1998 (b)
                                                                     ------------            ------------            ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.58               $   10.46               $   10.00
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                         0.02                    0.03                   (0.02)
      Net realized and unrealized gains (losses) from
        investments and foreign currencies                                 2.81                    0.12                    0.49
    -----------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                   2.83                    0.15                    0.47
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                               (0.07)                  (0.03)                     --
      In excess of net investment income                                  (0.07)                     --                   (0.01)
    -----------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                               (0.14)                  (0.03)                  (0.01)
    -----------------------------------------------------------------------------------------------------------------------------
      Net change in asset value                                            2.69                    0.12                    0.46
    NET ASSET VALUE, END OF PERIOD                                    $   13.27               $   10.58               $   10.46
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                              26.77%                   1.42%(c)                4.71(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                               $   1,033               $     149               $  26,533
      Ratio of expenses to average net assets                              1.59%                   1.81%(d)                1.77%(d)
      Ratio of net investment income to average net
        assets                                                             0.26%                   0.71%(d)               (0.48%(d)
      Ratio of expenses to average net assets*                             2.12%                   2.16%(d)                2.27%(d)
      Portfolio Turnover**                                                   40%                     62%                     21%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its year end to December 31.

   (b) For the period from August 15, 1997 (commencement of operations) through February 28, 1998.

   (c) Not annualized.

   (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS B SHARES
                                                              ---------------
                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              ---------------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.66
    -------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                  (0.02)
      Net realized and unrealized gains (losses) from
        investments
        and foreign currencies                                       2.69
    -------------------------------------------------------------------------
        Total from Investment Activities                             2.67
    -------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                         (0.06)
      In excess of net investment income                            (0.06)
    -------------------------------------------------------------------------
        Total Distributions                                         (0.12)
    -------------------------------------------------------------------------
      Net change in asset value                                      2.55
    -------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $ 13.21
    -------------------------------------------------------------------------
        Total Return (excludes sales charge)                        25.98%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                               228
      Ratio of expenses to average net assets                        2.45%(c)
      Ratio of net investment income to average net assets          (0.54)%(c)
      Ratio of expenses to average net assets*                       2.73%(c)
      Portfolio Turnover**                                             40%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 2, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                        TRUST SHARES
                                                                            ------------------------------------
                                                                             YEAR ENDED             PERIOD ENDED
                                                                            DECEMBER 31,            DECEMBER 31,
                                                                                1999                  1998 (a)
                                                                            ------------            ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 10.58                 $ 10.05
    ------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                               0.08                   (0.01)
      Net realized and unrealized gains (losses) from
        investments and foreign currencies                                       2.75                    0.54
    ------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                         2.83                    0.53
    ------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net Investment income                                                     (0.07)                     --
      In excess of net investment income                                        (0.07)                     --
    ------------------------------------------------------------------------------------------------------------
        Total Distributions                                                     (0.14)                     --
    ------------------------------------------------------------------------------------------------------------
    Net change in asset value                                                    2.69                    0.53
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                            $ 13.27                 $ 10.58
    ------------------------------------------------------------------------------------------------------------
        Total Return                                                            26.72%                   5.27%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                                       $46,104                 $27,977
      Ratio of expenses to average net assets                                    1.56%                   1.61%(c)
      Ratio of net investment income to average net assets                       0.80%                  (1.47)%(c)
      Ratio of expenses to average net assets*                                   1.84%                   1.89%(c)
      Portfolio Turnover**                                                         40%                     62%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

   (b) Not annualized.

   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS          AGGRESSIVE GROWTH PORTFOLIO

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS A SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                  0.09
      Net realized and unrealized gains (losses) from
        investments with affiliates                                 1.60
    ------------------------------------------------------------------------
        Total from Investment Activities                            1.69
    ------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.11)
      Net realized gains                                           (0.04)
    ------------------------------------------------------------------------
        Total Distributions                                        (0.15)
    ------------------------------------------------------------------------
      Net change in asset value                                     1.54
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $11.54
    ------------------------------------------------------------------------
        Total Return (excludes sales charge)                       16.92%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                           $  450
      Ratio of expenses to average net assets                       0.96%(c)
      Ratio of net investment income to average net assets          1.65%(c)
      Ratio of expenses to average net assets*                      6.10%(c)
      Portfolio Turnover**                                            95%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from January 13, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS          AGGRESSIVE GROWTH PORTFOLIO

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS B SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $10.03
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                  0.07
      Net realized and unrealized gains (losses) from
        investments with affiliates                                 1.50
    ------------------------------------------------------------------------
        Total from Investment Activities                            1.57
    ------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.09)
      Net realized gains                                           (0.04)
    ------------------------------------------------------------------------
        Total Distributions                                        (0.13)
    ------------------------------------------------------------------------
      Net change in asset value                                     1.44
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $11.47
    ------------------------------------------------------------------------
        Total Return (excludes redemption charge)                  15.70%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                           $  456
      Ratio of expenses to average net assets                       1.52%(c)
      Ratio of net investment income to average net assets          0.92%(c)
      Ratio of expenses to average net assets*                      7.86%(c)
      Portfolio Turnover**                                            95%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS          AGGRESSIVE GROWTH PORTFOLIO

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                  TRUST SHARES
                                                              --------------------
                                                                  PERIOD ENDED
                                                                  DECEMBER 31,
                                                                    1999 (a)
                                                              --------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.05
    ------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                     0.12
      Net realized and unrealized gains (losses) from
        investments with affiliates                                    1.52
    ------------------------------------------------------------------------------
        Total from Investment Activities                               1.64
    ------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                           (0.12)
      Net realized gains                                              (0.04)
    ------------------------------------------------------------------------------
        Total Distributions                                           (0.16)
    ------------------------------------------------------------------------------
      Net change in asset value                                        1.48
    ------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                  $ 11.53
    ------------------------------------------------------------------------------
        Total Return                                                  16.31%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                             $18,847
      Ratio of expenses to average net assets                          0.73%(c)
      Ratio of net investment income to average net assets             3.23%(c)
      Ratio of expenses to average net assets*                         2.10%(c)
      Portfolio Turnover**                                               95%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                     GROWTH PORTFOLIO

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS A SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $   9.93
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                   0.14
      Net realized and unrealized gains (losses) from
        investments                                                  0.73
    ------------------------------------------------------------------------
        Total from Investment Activities                             0.87
    ------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                         (0.14)
      Net realized gains                                            (0.08)
    ------------------------------------------------------------------------
        Total Distributions                                         (0.22)
    ------------------------------------------------------------------------
      Net change in asset value                                      0.65
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $  10.58
    ------------------------------------------------------------------------
        Total Return (excludes sales charge)                         8.85%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $    164
      Ratio of expenses to average net assets                        0.94%(c)
      Ratio of net investment income to average net assets           2.44%(c)
      Ratio of expenses to average net assets*                       9.41%(c)
      Portfolio Turnover**                                             76%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


   (a) For the period from February 15, 1999 (commencement of operations) through December 31, 1999.


   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                     GROWTH PORTFOLIO

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS B SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $   9.84
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                   0.12
      Net realized and unrealized gains (losses) from
        investments                                                  0.81
    ------------------------------------------------------------------------
        Total from Investment Activities                             0.93
    ------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                         (0.12)
      Net realized gains                                            (0.08)
    ------------------------------------------------------------------------
        Total Distributions                                         (0.20)
    ------------------------------------------------------------------------
      Net change in asset value                                      0.73
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $  10.57
    ------------------------------------------------------------------------
        Total Return (excludes sales charge)                         9.48%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $    998
      Ratio of expenses to average net assets                        1.55%(c)
      Ratio of net investment income to average net assets           2.14%(c)
      Ratio of expenses to average net assets*                       6.75%(c)
      Portfolio Turnover**                                             76%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


   (a) For the period from February 15, 1999 (commencement of operations) through December 31, 1999.


   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS                     GROWTH PORTFOLIO

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                  TRUST SHARES
                                                              --------------------
                                                                  PERIOD ENDED
                                                                  DECEMBER 31,
                                                                    1999 (a)
                                                              --------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.00
    ------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                     0.16
      Net realized and unrealized gains (losses) from
        investments with affiliates                                    0.69
    ------------------------------------------------------------------------------
        Total from Investment Activities                               0.85
    ------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                           (0.16)
      Net realized gains                                              (0.08)
    ------------------------------------------------------------------------------
        Total Distributions                                           (0.24)
    ------------------------------------------------------------------------------
      Net change in asset value                                        0.61
    ------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                  $ 10.61
    ------------------------------------------------------------------------------
        Total Return                                                   8.59%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                             $11,372
      Ratio of expenses to average net assets                          0.73%(c)
      Ratio of net investment income to average net assets             4.82%(c)
      Ratio of expenses to average net assets*                         3.14%(c)
      Portfolio Turnover**                                               76%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 1, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS          GROWTH AND INCOME PORTFOLIO


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS A SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $10.10
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                  0.11
      Net realized and unrealized gains (losses) from
        investments with affiliates                                 0.41
    ------------------------------------------------------------------------
        Total from Investment Activities                            0.52
    ------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.11)
      Net realized gains                                           (0.03)
    ------------------------------------------------------------------------
        Total Distributions                                        (0.14)
    ------------------------------------------------------------------------
      Net change in asset value                                     0.38
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $10.48
    ------------------------------------------------------------------------
        Total Return (excludes redemption charge)                   5.21%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                           $  535
      Ratio of expenses to average net assets                       0.95%(c)
      Ratio of net investment income to average net assets          2.44%(c)
      Ratio of expenses to average net assets*                      2.27%(c)
      Portfolio Turnover**                                            57%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from March 8, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS          GROWTH AND INCOME PORTFOLIO


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS B SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                  0.08
      Net realized and unrealized gains (losses) from
        investments with affiliates                                 0.53
    ------------------------------------------------------------------------
        Total from Investment Activities                            0.61
    ------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.08)
      Net realized gains                                           (0.03)
    ------------------------------------------------------------------------
        Total Distributions                                        (0.11)
    ------------------------------------------------------------------------
      Net change in asset value                                     0.50
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $10.50
    ------------------------------------------------------------------------
        Total Return (excludes redemption charge)                   6.10%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                           $1,725
      Ratio of expenses to average net assets                       1.52%(c)
      Ratio of net investment income to average net assets          1.74%(c)
      Ratio of expenses to average net assets*                      4.26%(c)
      Portfolio Turnover**                                            57%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS          GROWTH AND INCOME PORTFOLIO


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                  TRUST SHARES
                                                              --------------------
                                                                  PERIOD ENDED
                                                                  DECEMBER 31,
                                                                    1999 (a)
                                                              --------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                            $  9.85
    ------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                     0.13
      Net realized and unrealized gains (losses) from
        investments with affiliates                                    0.69
    ------------------------------------------------------------------------------
        Total from Investment Activities                               0.82
    ------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                           (0.13)
      Net realized gains                                              (0.03)
    ------------------------------------------------------------------------------
        Total Distributions                                           (0.16)
    ------------------------------------------------------------------------------
      Net change in asset value                                        0.66
    ------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                  $ 10.51
    ------------------------------------------------------------------------------
        Total Return                                                   8.40%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                             $86,700
      Ratio of expenses to average net assets                          0.70%(c)
      Ratio of net investment income to average net assets             3.43%(c)
      Ratio of expenses to average net assets*                         0.98%(c)
      Portfolio Turnover**                                               57%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 8, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS           MODERATE GROWTH AND INCOME
   PORTFOLIO


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS A SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.86
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                  0.17
      Net realized and unrealized gains (losses) from
        investments with affiliates                                 0.16
    ------------------------------------------------------------------------
        Total from Investment Activities                            0.33
    ------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.17)
      Net realized gains                                           (0.06)
    ------------------------------------------------------------------------
      Total Distributions                                          (0.23)
    ------------------------------------------------------------------------
      Net change in asset value                                     0.10
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $ 9.96
    ------------------------------------------------------------------------
        Total Return (excludes sales charge)                        3.37%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                           $  172
      Ratio of expenses to average net assets                       0.93%(c)
      Ratio of net investment income to average net assets         (3.32)%(c)
      Ratio of expenses to average net assets*                      9.78%(c)
      Portfolio Turnover**                                           124%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 9, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS           MODERATE GROWTH AND INCOME
   PORTFOLIO


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS B SHARES
                                                              ---------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              ---------------
    NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
    -------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                  0.13
      Net realized and unrealized gains (losses) from
        investments with affiliates                                 0.02
    -------------------------------------------------------------------------
        Total from Investment Activities                            0.15
    -------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.13)
      Net realized gains                                           (0.06)
    -------------------------------------------------------------------------
      Total Distributions                                          (0.19)
    -------------------------------------------------------------------------
      Net change in asset value                                     0.04
    -------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                $ 9.96
    -------------------------------------------------------------------------
        Total Return (excludes sales charge)                        1.50%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                           $  941
      Ratio of expenses to average net assets                       1.54%(c)
      Ratio of net investment income to average net assets          2.80%(c)
      Ratio of expenses to average net assets*                      6.90%(c)
      Portfolio Turnover**                                           124%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS           MODERATE GROWTH AND INCOME
   PORTFOLIO


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              TRUST SHARES
                                                              ------------
                                                              PERIOD ENDED
                                                              DECEMBER 31,
                                                                1999 (a)
                                                              ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $  9.88
    ----------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                 0.20
      Net realized and unrealized gains (losses) from
        investments with affiliates                                0.16
    ----------------------------------------------------------------------
        Total from Investment Activities                           0.36
    ----------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.20)
      Net realized gains                                          (0.06)
    ----------------------------------------------------------------------
      Total Distributions                                         (0.26)
    ----------------------------------------------------------------------
      Net change in asset value                                    0.10
    ----------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $  9.98
    ----------------------------------------------------------------------
        Total Return                                               3.64%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                         $21,384
      Ratio of expenses to average net assets                      0.73%(c)
      Ratio of net investment income to average net assets         4.46%(c)
      Ratio of expenses to average net assets*                     1.87%(c)
      Portfolio Turnover**                                          124%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 10, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS             CURRENT INCOME PORTFOLIO

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS A SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $  9.88
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                  0.32
      Net realized and unrealized gains (losses) from
        investments
        with affiliates                                            (0.48)
    ------------------------------------------------------------------------
        Total from Investment Activities                           (0.16)
    ------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.32)
    ------------------------------------------------------------------------
        Total Distributions                                        (0.32)
    ------------------------------------------------------------------------
      Net change in asset value                                    (0.48)
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $  9.40
    ------------------------------------------------------------------------
        Total Return (excludes sales charge)                       (1.63)%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $     3
      Ratio of expenses to average net assets                       1.01%(c)
      Ratio of net investment income to average net assets          4.66%(c)
      Ratio of expenses to average net assets*                     28.50%(c)
      Portfolio Turnover**                                            96%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 23, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS             CURRENT INCOME PORTFOLIO

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              CLASS B SHARES
                                                              --------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
                                                                 1999 (a)
                                                              --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $  9.87
    ------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                  0.27
      Net realized and unrealized gains (losses) from
        investments
        with affiliates                                            (0.43)
    ------------------------------------------------------------------------
        Total from Investment Activities                           (0.16)
    ------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.27)
    ------------------------------------------------------------------------
        Total Distributions                                        (0.27)
    ------------------------------------------------------------------------
      Net change in asset value                                    (0.43)
    ------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $  9.44
    ------------------------------------------------------------------------
        Total Return (excludes sales charge)                       (1.66)%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                          $    --
      Ratio of expenses to average net assets                       1.51%(c)
      Ratio of net investment income to average net assets          4.07%(c)
      Ratio of expenses to average net assets*                     31.04%(c)
      Portfolio Turnover**                                            96%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from March 17, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS             CURRENT INCOME PORTFOLIO

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              TRUST SHARES
                                                              ------------
                                                              PERIOD ENDED
                                                              DECEMBER 31,
                                                                1999 (a)
                                                              ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.00
    ----------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                 0.41
      Net realized and unrealized gains (losses) from
        investments
        with affiliates                                           (0.55)
    ----------------------------------------------------------------------
        Total from Investment Activities                          (0.14)
    ----------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.41)
    ----------------------------------------------------------------------
        Total Distributions                                       (0.41)
    ----------------------------------------------------------------------
      Net change in asset value                                   (0.55)
    ----------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $  9.45
    ----------------------------------------------------------------------
        Total Return (excludes sales charge)                      (1.41)%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                         $   645
      Ratio of expenses to average net assets                      0.68%(c)
      Ratio of net investment income to average net assets         4.88%(c)
      Ratio of expenses to average net assets*                    27.99%(c)
      Portfolio Turnover**                                           96%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from January 25, 1999 (commencement of operations) through December 31, 1999.

   (b)  Not annualized.

   (c)  Annualized.

     OTHER INFORMATION ABOUT THE FUNDS                          BOND FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                   YEAR ENDED                             YEAR ENDED
                                                                  JULY 31, 1999                          JULY 31, 1998
                                                   -------------------------------------------   -----------------------------
                                                     A SHARES       B SHARES         TRUST       A SHARES (a)    B SHARES (b)
                                                   ------------   ------------   -------------   ------------   --------------
    NET ASSET VALUE, BEGINNING OF PERIOD              $11.05         $11.04        $  11.05         $10.92          $10.88
    --------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                      0.61           0.50            0.61           1.41            0.46
      Net realized and unrealized gains (losses)
        from investments                               (0.32)         (0.31)          (0.30)         (0.62)           0.24
    --------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                0.29           0.19            0.31           0.79            0.70
    --------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.58)         (0.50)          (0.60)         (0.63)          (0.51)
      Net realized gains from investment
        transactions                                   (0.13)         (0.13)          (0.13)         (0.03)          (0.03)
    --------------------------------------------------------------------------------------------------------------------------
        Total Distributions                            (0.71)         (0.63)          (0.73)         (0.66)          (0.54)
    --------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $10.63         $10.60        $  10.63         $11.05          $11.04
    --------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            2.58%          1.58%           2.68%          7.45%           6.58%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)               $7,070         $2,521        $380,226         $7,032          $  442
      Ratio of expenses to average net assets           0.81%          1.71%           0.71%          0.73%           1.74%(d)
      Ratio of net investment income to average
        net assets                                      5.46%          4.63%           5.57%          5.78%           4.75%(d)
      Ratio of expenses to average net assets*          1.20%          1.95%           0.95%          0.95%           1.99%(d)
      Portfolio Turnover(e)                            18.26%         18.26%          18.26%         40.41%          40.41%

                                                     YEAR ENDED
                                                   JULY 31, 1998
                                                   --------------
                                                     TRUST (a)
                                                   --------------
    NET ASSET VALUE, BEGINNING OF PERIOD              $  10.72
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                        0.57
      Net realized and unrealized gains (losses)
        from investments                                  0.38
    --------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                  0.95
    --------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                              (0.59)
      Net realized gains from investment
        transactions                                     (0.03)
    --------------------------------------------------------------------------------------------------------------------------
        Total Distributions                              (0.62)
    --------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $  11.05
    --------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)              7.54%(f)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)               $327,930
      Ratio of expenses to average net assets             0.73%(d)
      Ratio of net investment income to average
        net assets                                        5.72%(d)
      Ratio of expenses to average net assets*            0.97%(d)
      Portfolio Turnover(e)                              40.41%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.


   (b) For the period from September 16, 1997 (commencement of operations) through July 31, 1998.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


   (f) Represents total return based on the activity of A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 9.03%.

   OTHER INFORMATION ABOUT THE FUNDS                            BOND FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                               YEAR ENDED JULY 31,
                                                   -------------------------------------------
                                                       1997          1996           1995
                                                   ------------   ----------   ---------------
    NET ASSET VALUE, BEGINNING OF PERIOD            $   10.54     $   10.83       $  10.59
    ------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                       0.65          0.65           0.69
      Net realized and unrealized gains (losses)
        from investments                                 0.42         (0.18)          0.28
    ------------------------------------------------------------------------------------------
        Total from Investment Activities                 1.07          0.47           0.97
    ------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.69)        (0.65)         (0.69)
      Net realized gains from investment
        transactions                                       --         (0.11)         (0.04)
    ------------------------------------------------------------------------------------------
        Total Distributions                             (0.69)        (0.76)         (0.73)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $   10.92     $   10.54       $  10.83
    ------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            10.48%         4.40%          9.70%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $ 311,881     $ 132,737       $ 94,671
      Ratio of expenses to average net assets            0.75%         0.75%          0.75%
      Ratio of net investment income to average
        net assets                                       6.10%         6.12%          6.63%
      Ratio of expenses to average net assets*           0.98%         0.98%          0.98%
      Portfolio Turnover                                34.62%         9.60%         17.70%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

     OTHER INFORMATION ABOUT THE FUNDS             LIMITED TERM BOND FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                   YEAR ENDED                             YEAR ENDED
                                                                  JULY 31, 1999                          JULY 31, 1998
                                                   -------------------------------------------   -----------------------------
                                                    A SHARES     B SHARES (c)        TRUST       A SHARES (a)     TRUST (a)
                                                   ----------   --------------   -------------   ------------   --------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $10.43         $10.58         $  10.43         $10.42         $  10.34
    --------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     0.57           0.27             0.59           0.85             0.55
      Net realized and unrealized gains (losses)
        from investments                              (0.15)         (0.30)           (0.16)         (0.25)            0.10
    --------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.42          (0.03)            0.43           0.60             0.65
    --------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.56)         (0.28)           (0.57)         (0.59)           (0.56)
    --------------------------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.56)         (0.28)           (0.57)         (0.59)           (0.56)
    --------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $10.29         $10.27         $  10.29         $10.43         $  10.43
    --------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           4.01%         (0.33)%(b)        4.14%          5.94%            6.04%(f)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $2,716         $1,599         $109,554         $3,531         $106,953
      Ratio of expenses to average net assets          0.81%          1.69%(d)         0.71%          0.74%            0.73%(d)
      Ratio of net investment income to average
        net assets                                     5.49%          4.61%(d)         5.60%          5.65%            5.70%(d)
      Ratio of expenses to average net assets*         1.23%          1.96%(d)         0.98%          0.96%            0.98%(d)
      Portfolio Turnover(e)                           39.15%         39.15%           39.15%         39.31%           39.31%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares.


   (b) Not annualized.

   (c) For the period from January 21, 1999 (commencement of operations) through July 31, 1999.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


   (f) Represents total return based on the activity of A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 6.37%.

   OTHER INFORMATION ABOUT THE FUNDS               LIMITED TERM BOND FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                         YEAR ENDED JULY 31,
                                                   -------------------------------
                                                     1997        1996       1995
                                                   ---------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD           $   10.31   $  10.41   $  10.23
    ------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                      0.58       0.58       0.58
      Net realized and unrealized gains (losses)
        from investments                                0.14      (0.10)      0.17
    ------------------------------------------------------------------------------
        Total from Investment Activities                0.72       0.48       0.75
    ------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.61)     (0.57)     (0.57)
      Net realized gains from investment
        transactions                                      --      (0.01)        --
      In excess of net realized gains                     --         --         --
    ------------------------------------------------------------------------------
        Total Distributions                            (0.61)     (0.58)     (0.57)
    ------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $   10.42   $  10.31   $  10.41
    ------------------------------------------------------------------------------
        Total Return (excludes sales charge)            7.25%      4.74%      7.65%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $ 138,675   $ 46,005   $ 59,798
      Ratio of expenses to average net assets           0.77%      0.76%      0.80%
      Ratio of net investment income to average
        net assets                                      5.65%      5.48%      5.69%
      Ratio of expenses to average net assets*          1.02%      0.99%      1.03%
      Portfolio Turnover                               64.89%     29.56%     38.11%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   OTHER INFORMATION ABOUT THE FUNDS               GOVERNMENT INCOME FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                      YEAR ENDED              YEAR ENDED
                                                     JULY 31, 1999          JULY 31, 1998
                                                   -----------------   ------------------------
                                                   A SHARES   TRUST    A SHARES (a)   TRUST (a)
                                                   --------   ------   ------------   ---------
    NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.88    $ 9.87      $ 9.75       $ 9.66
    ------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                    0.54      0.54        0.63         0.59
      Net realized and unrealized gains (losses)
        from investments                             (0.28)    (0.26)       0.09         0.17
    ------------------------------------------------------------------------------------------------
        Total from Investment Activities              0.26      0.28        0.72         0.76
    ------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.52)    (0.53)      (0.53)       (0.49)
      In excess of net investment income                --        --       (0.06)       (0.06)
    ------------------------------------------------------------------------------------------------
        Total Distributions                          (0.52)    (0.53)      (0.59)       (0.55)
    ------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $ 9.62    $ 9.62      $ 9.88       $ 9.87
    ------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          2.62%     2.72%       7.58%        7.58%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $5,436    $3,150      $8,176       $2,521
      Ratio of expenses to average net assets         0.70%     0.60%       0.71%        0.63%(d)
      Ratio of net investment income to average
        net assets                                    5.35%     5.44%       5.95%        5.72%(e)
      Ratio of expenses to average net assets*        1.90%     1.65%       1.77%        1.80%(e)
      Portfolio Turnover(c)                          26.85%    26.85%      34.89%       34.89%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.



   (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



   (c) Represents total return based on the activity of A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 8.04%.



   (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS               GOVERNMENT INCOME FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                        YEAR ENDED JULY 31,
                                                   ------------------------------
                                                     1997       1996       1995
                                                   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD           $   9.40   $   9.54   $   9.48
    -----------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     0.58       0.66       0.68
      Net realized and unrealized gains (losses)
        from investments                               0.35      (0.20)      0.08
    -----------------------------------------------------------------------------
        Total from Investment Activities               0.93       0.46       0.76
    -----------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.58)     (0.59)     (0.70)
      In excess of net investment income                 --      (0.01)        --
    -----------------------------------------------------------------------------
        Total Distributions                           (0.58)     (0.60)     (0.70)
    -----------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $   9.75   $   9.40   $   9.54
    -----------------------------------------------------------------------------
        Total Return (excludes sales charge)          10.21%      4.91%      8.43%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $ 11,622   $ 15,752   $ 16,679
      Ratio of expenses to average net assets          0.69%      0.65%      0.58%
      Ratio of net investment income to average
        net assets                                     5.98%      6.81%      7.18%
      Ratio of expenses to average net assets*         1.29%      1.10%      1.19%
      Portfolio Turnover(c)                            2.96%     78.31%     27.32%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.



   (b) Not annualized.



   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



   (d) Represents total return based on the activity of A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 8.04%.



   (e) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS    LIMITED TERM U.S. GOVERNMENT FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                               CLASS A SHARES
                                                   --------------------------------------
                                                   YEAR ENDED DECEMBER 31,   PERIOD ENDED
                                                   -----------------------   DECEMBER 31,
                                                      1999         1998        1997 (a)
                                                   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $10.25       $10.12       $ 10.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     0.50         0.53          0.42
      Net realized and unrealized gains (losses)
        from investments                              (0.39)        0.14          0.12
    -------------------------------------------------------------------------------------
        Total from Investment Activities               0.11         0.67          0.54
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.50)       (0.53)        (0.42)
      Net realized gains                              (0.01)       (0.01)           --
    -------------------------------------------------------------------------------------
        Total Distributions                           (0.51)       (0.54)        (0.42)
    -------------------------------------------------------------------------------------
      Net change in asset value                       (0.40)        0.13          0.12
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $ 9.85       $10.25       $ 10.12
    -------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           1.08%        6.69%(c)      5.54%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $3,571       $2,437       $20,103
      Ratio of expenses to average net assets          0.98%        1.02%         1.00%(c)
      Ratio of net investment income to average
        net assets                                     4.93%        5.16%         5.34%(c)
      Ratio of expenses to average net assets*         1.40%        1.54%         1.62%(c)
      Portfolio turnover**                               17%          86%           52%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

   (b) Not annualized.

   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS    LIMITED TERM U.S. GOVERNMENT FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                    CLASS B SHARES
                                                              ---------------------------
                                                               YEAR ENDED    PERIOD ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1999         1998 (a)
                                                              ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $10.26         $10.12
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                 0.41           0.35
      Net realized and unrealized gains (losses) from
        investments                                               (0.39)          0.15
    -------------------------------------------------------------------------------------
        Total from Investment Activities                           0.02           0.50
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.41)         (0.35)
      Net realized gains                                          (0.01)         (0.01)
    -------------------------------------------------------------------------------------
        Total Distributions                                       (0.42)         (0.36)
    -------------------------------------------------------------------------------------
      Net change in asset value                                   (0.40)          0.14
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $ 9.86         $10.26
    -------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                       0.22%          4.98%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                          $  462         $  430
      Ratio of expenses to average net assets                      1.83%          1.97%(c)
      Ratio of net investment income to average net assets         4.06%          4.01%(c)
      Ratio of expenses to average net assets*                     1.99%          2.24%(c)
      Portfolio turnover**                                           17%            86%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from March 3, 1998 (commencement of operations) through December 31, 1998.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS    LIMITED TERM U.S. GOVERNMENT FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                     TRUST SHARES
                                                              ---------------------------
                                                               YEAR ENDED    PERIOD ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1999         1998 (a)
                                                              ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.25        $ 10.29
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                 0.50           0.03
      Net realized and unrealized gains (losses) from
        investments                                               (0.39)         (0.04)
    -------------------------------------------------------------------------------------
        Total from Investment Activities                           0.11          (0.01)
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.50)         (0.03)
      Net realized gains                                          (0.01)            --
    -------------------------------------------------------------------------------------
        Total Distributions                                       (0.51)         (0.03)
    -------------------------------------------------------------------------------------
      Net change in asset value                                   (0.40)         (0.04)
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                              $  9.85        $ 10.25
    -------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                       1.08%         (0.14%)(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                         $42,281        $46,344
      Ratio of expenses to average net assets                      0.98%          0.69%(c)
      Ratio of net investment income to average net assets         4.94%          5.29%(c)
      Ratio of expenses to average net assets*                     1.14%          0.96%(c)
      Portfolio turnover**                                           17%            86%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

   (b)  Not annualized.

   (c)  Annualized.

     OTHER INFORMATION ABOUT THE FUNDS                MUNICIPAL BOND FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                  YEAR ENDED                             YEAR ENDED
                                                                JULY 31, 1999                           JULY 31, 1998
                                                   ----------------------------------------   ---------------------------------
                                                     A SHARES      CLASS B (f)      TRUST      A SHARES (b)        TRUST (b)
                                                   ------------   --------------   --------   ---------------   ---------------
    NET ASSET VALUE, BEGINNING OF PERIOD              $10.13          $10.28       $  10.14       $10.15           $  10.04
    ---------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                      0.41            0.14           0.42         0.86               0.39
      Net realized and unrealized gains (losses)
        from investments                               (0.17)          (0.41)         (0.18)       (0.43)              0.14
    ---------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                0.24           (0.27)          0.24         0.43               0.53
    ---------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.39)          (0.14)         (0.40)       (0.42)             (0.40)
      Net realized gains from investment
        transactions                                   (0.11)             --          (0.11)       (0.03)             (0.03)
    ---------------------------------------------------------------------------------------------------------------------------
        Total Distributions                            (0.50)          (0.14)         (0.51)       (0.45)             (0.43)
    ---------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                    $ 9.87          $ 9.87       $   9.87       $10.13           $  10.14
    ---------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            2.31%          (2.60)%(c)      2.30%        4.30%              4.49%(g)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)               $2,694          $   16       $321,293       $2,689           $326,464
      Ratio of expenses to average net assets           0.71%           1.60%(d)       0.61%        0.62%              0.64%(d)
      Ratio of net investment income to average
        net assets                                      4.01%           3.17%(d)       4.11%        4.26%              4.23%(d)
      Ratio of expenses to average net assets*          1.20%           1.87%(d)       0.95%        0.92%              0.97%(d)
      Portfolio Turnover(e)                            20.74%          20.74%         20.74%       28.75%             28.75%


                                                      JULY 1, 1997
                                                    JULY 31, 1997 (a)
                                                   -------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                $  10.00
    ---------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                          0.04
      Net realized and unrealized gains (losses)
        from investments                                    0.15
    ---------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                    0.19
    ---------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.04)
      Net realized gains from investment
        transactions                                          --
    ---------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                (0.04)
    ---------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                      $  10.15
    ---------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                1.86%(c)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                 $337,933
      Ratio of expenses to average net assets               0.71%(d)
      Ratio of net investment income to average
        net assets                                          4.31%(d)
      Ratio of expenses to average net assets*              1.04%(d)
      Portfolio Turnover(e)                                 1.59%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.


   (b) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.


   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (f) For the period from February 3, 1999 (commencement of operations) through July 31, 1999.


   (g) Represents total return based on the activity of A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998.

                                                  FLORIDA TAX-EXEMPT FUND
   OTHER INFORMATION ABOUT THE FUNDS     (FORMERLY FLORIDA TAX-FREE FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                 YEAR ENDED                           YEAR ENDED
                                                                JULY 31, 1999                        JULY 31, 1998
                                                   ---------------------------------------   -----------------------------
                                                     A SHARES      CLASS B (f)      TRUST     A SHARES (a)      TRUST (a)
                                                   ------------   --------------   -------   ---------------   -----------
    NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.45          $10.52       $ 10.46       $ 10.50         $ 10.39
    ----------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                      0.41            0.12          0.43          0.45            0.41
      Net realized and unrealized gains (losses)
        from investments                               (0.18)          (0.30)        (0.20)         0.01            0.14
    ----------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                0.23           (0.18)         0.23          0.46            0.55
    ----------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.40)          (0.14)        (0.41)        (0.44)          (0.41)
      Net realized gains from investment
        transactions                                   (0.06)             --         (0.06)        (0.07)          (0.07)
    ----------------------------------------------------------------------------------------------------------------------
        Total Distributions                            (0.46)          (0.14)        (0.47)        (0.51)          (0.48)
    ----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $ 10.22          $10.20       $ 10.22       $ 10.45         $ 10.46
    ----------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            2.06%          (1.77)%(b)     2.16%         4.46%           4.66%(g)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $12,195          $  569       $63,548       $ 8,883         $55,369
      Ratio of expenses to average net assets           0.59%           1.49%(c)      0.49%         0.55%           0.49%(c)
      Ratio of net investment income to average
        net assets                                      4.00%           3.06%(c)      4.10%         4.24%           4.30%(c)
      Ratio of expenses to average net assets*          1.26%           2.00%(c)      1.01%         1.06%           1.04%(c)
      Portfolio Turnover(d)                            34.33%          34.33%        34.33%        29.55%          29.55%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.


   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (e) Period from commencement of operations.

   (f) For the period from March 16, 1999 (commencement of operations) through July 31, 1999.


   (g) Represents total return based on the activity of A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Florida Tax-Free Fund Trust Shares for the period from September 2, 1997 (commencement of operations).

                                                  FLORIDA TAX-EXEMPT FUND
   OTHER INFORMATION ABOUT THE FUNDS     (FORMERLY FLORIDA TAX-FREE FUND)


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                    YEAR ENDED                    SEPTEMBER 30,
                                                                                     JULY 31,                        1994 TO
                                                                            --------------------------               JULY 31
                                                                             1997               1996                1995 (e)
                                                                            -------            -------            -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 10.32            $ 10.32               $ 10.00
    ---------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                             0.45               0.45                  0.34
      Net realized and unrealized gains (losses) from
        investments                                                            0.24              (0.01)                 0.30
    ---------------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                       0.69               0.44                  0.64
    ---------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                   (0.48)             (0.45)                (0.32)
      Net realized gains from investment transactions                         (0.01)             (0.01)                   --
    ---------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                                   (0.49)             (0.46)                (0.32)
    ---------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                          $ 10.50            $ 10.30               $ 10.32
    ---------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                                   6.89%              4.24%                 6.53%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                                     $53,688            $48,869               $48,333
      Ratio of expenses to average net assets                                  0.57%              0.59%                 0.70%(c)
      Ratio of net investment income to average net assets                     4.36%              4.33%                 4.16%(c)
      Ratio of expenses to average net assets*                                 1.06%              1.04%                 1.01%(c)
      Portfolio Turnover(d)                                                   24.05%             12.21%                 2.33%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either A Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as A Shares.



   (b) Not annualized.



   (c) Annualized.



   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



   (e) Period from commencement of operations.



   (f) For the period from March 16, 1999 (commencement of operations) through July 31, 1999.



   (g) Represents total return based on the activity of A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Florida Tax-Free Fund Trust Shares for the period from September 2, 1997 (commencement of operations).

   OTHER INFORMATION ABOUT THE FUNDS            TENNESSEE TAX-EXEMPT FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                    CLASS A SHARES
                                                   -------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                    1999      1998      1997       1996       1995
                                                   -------   -------   -------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.19   $ 10.18   $  9.90   $  10.19   $   9.40
    ------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)                    0.33      0.35      0.44       0.42       0.45
      Net realized and unrealized gains (losses)
        from investments                             (0.64)     0.08      0.25      (0.29)      0.79
    ------------------------------------------------------------------------------------------------
        Total from Investment Activities             (0.31)     0.43      0.69       0.13       1.24
    ------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                          (0.33)    (0.35)    (0.41)     (0.42)     (0.45)
      Net realized gains                                --     (0.07)       --         --         --
    ------------------------------------------------------------------------------------------------
        Total Distributions                          (0.33)    (0.42)    (0.41)     (0.42)     (0.45)
    ------------------------------------------------------------------------------------------------
      Net change in asset value                      (0.64)     0.01      0.28      (0.29)      0.79
    ------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  9.55   $ 10.19   $ 10.18   $   9.90   $  10.19
    ------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)         (3.07)%    4.25%     7.13%      1.39%     13.40%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)            $ 3,324   $ 2,919   $ 1,669   $ 88,084   $ 94,143
      Ratio of expenses to average net assets         1.25%     1.20%     0.84%      0.86%      0.87%
      Ratio of net investment income to average
        net assets                                    3.34%     3.37%     4.13%      4.29%      4.52%
      Ratio of expenses to average net assets*        1.26%     1.20%     1.09%      1.11%      1.12%
      Portfolio turnover**                              64%      155%      253%       219%       188%


    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            TENNESSEE TAX-EXEMPT FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                          CLASS B SHARES
                                                                            ------------------------------------------
                                                                               YEAR ENDED                 YEAR ENDED
                                                                              DECEMBER 31,               DECEMBER 31,
                                                                                  1999                     1998 (a)
                                                                            ----------------            --------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 10.21                    $ 10.22
    ------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                                 0.27                       0.26
      Net realized and unrealized gains (losses) from
        investments                                                               (0.64)                      0.06
    ------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                          (0.37)                      0.32
    ------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                       (0.27)                     (0.26)
      Net realized gains                                                             --                      (0.07)
    ------------------------------------------------------------------------------------------------------------------
      Total Distributions                                                         (0.27)                     (0.33)
    ------------------------------------------------------------------------------------------------------------------
      Net change in Asset Value                                                   (0.64)                     (0.01)
    ------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                              $  9.57                    $ 10.21
    ------------------------------------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                                 (3.65)%                     3.17%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                                         $ 1,288                    $ 1,397
      Ratio of expenses to average net assets                                      1.84%                      1.95%(c)
      Ratio of net investment income to average
        net assets                                                                 2.72%                      2.50%(c)
      Ratio of expenses to average net assets*                                     1.85%                        (d)
      Portfolio Turnover**                                                           64%                       155%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 24, 1998 (commencement of operations) through December 31, 1998.

   (b) Not annualized.

   (c)  Annualized.

   (d) There were no reductions in this period.

   OTHER INFORMATION ABOUT THE FUNDS            TENNESSEE TAX-EXEMPT FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                  TRUST SHARES
                                                   ------------------------------------------
                                                     YEAR ENDED DECEMBER 31,     PERIOD ENDED
                                                   ---------------------------   DECEMBER 31,
                                                       1999           1998         1997 (a)
                                                   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.19        $ 10.18        $  10.05
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                      0.35           0.37            0.10
      Net realized and unrealized gains (losses)
        from investments                               (0.64)          0.08            0.13
    -----------------------------------------------------------------------------------------
        Total from Investment Activities               (0.29)          0.45            0.23
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.35)         (0.37)          (0.10)
      Net realized gains                                  --          (0.07)             --
    -----------------------------------------------------------------------------------------
        Total Distributions                            (0.35)         (0.44)          (0.10)
    -----------------------------------------------------------------------------------------
      Net change in asset value                        (0.64)          0.01            0.13
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  9.55        $ 10.19        $  10.18
    -----------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           (2.83)%         4.52%           2.35%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)              $75,537        $91,687        $100,742
      Ratio of expenses to average net assets           1.00%          0.95%           0.56%(c)
      Ratio of net investment income to average
        net assets                                      3.57%          3.65%           4.22%(c)
      Ratio of expenses to average net assets*          1.00%          0.95%           0.87%(c)
      Portfolio turnover**                                64%           155%            253%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS    LIMITED TERM TENNESSEE TAX-EXEMPT
   FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                               CLASS A SHARES
                                                   --------------------------------------
                                                   YEAR ENDED DECEMBER 31,   PERIOD ENDED
                                                   -----------------------   DECEMBER 31,
                                                      1999         1998        1997 (a)
                                                   ----------   ----------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD            $ 10.11      $ 10.13       $  10.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     0.30         0.32           0.29
      Net realized and unrealized gains (losses)
        from investments                              (0.40)        0.06           0.13
    -------------------------------------------------------------------------------------
        Total from Investment Activities              (0.10)        0.38           0.42
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.30)       (0.32)         (0.29)
      Net realized gains                                 --        (0.08)            --
      In excess of net realized gains                 (0.02)          --             --
    -------------------------------------------------------------------------------------
        Total Distributions                           (0.32)       (0.40)         (0.29)
    -------------------------------------------------------------------------------------
      Net change in asset value                       (0.42)       (0.02)          0.13
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $  9.69      $ 10.11       $  10.13
    -------------------------------------------------------------------------------------
        Total Return (excludes sales charge)          (1.00)%       3.76%          4.26%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)             $19,361      $19,439       $ 22,893
      Ratio of expenses to average net assets          1.08%        1.05%          0.98%(c)
      Ratio of net investment income to average
        net assets                                     3.07%        3.11%          3.48%(c)
      Ratio of expenses to average net assets*         1.55%        1.52%          1.52%(c)
      Portfolio turnover**                               52%         189%           179%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS    LIMITED TERM TENNESSEE TAX-EXEMPT
   FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                    CLASS B SHARES
                                                              ---------------------------
                                                               YEAR ENDED    PERIOD ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1999         1998 (a)
                                                              ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                         $10.10         $10.18
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                 0.22           0.20
      Net realized and unrealized gains (losses) from
        investments                                               (0.40)            --
    -------------------------------------------------------------------------------------
        Total from Investment Activities                          (0.18)          0.20
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.22)         (0.20)
      Net realized gains                                             --          (0.08)
      In excess of net realized gains                             (0.02)            --
    -------------------------------------------------------------------------------------
        Total Distributions                                       (0.24)         (0.28)
    -------------------------------------------------------------------------------------
      Net change in asset value                                   (0.42)         (0.08)
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $ 9.68         $10.10
    -------------------------------------------------------------------------------------
        Total Return (excludes redemption charge)                 (1.84)%         1.94%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                          $  612         $  732
      Ratio of expenses to average net assets                      1.93%          2.05%(c)
      Ratio of net investment income to average net assets         2.21%          2.02%(c)
      Ratio of expenses to average net assets*                     2.15%          2.27%(c)
      Portfolio turnover**                                           52%           189%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from February 3, 1998 (commencement of operations) through December 31, 1998.

   (b)  Not annualized.

   (c)  Annualized.

                                                  PRIME MONEY MARKET FUND
   OTHER INFORMATION ABOUT THE FUNDS    (FORMERLY PRIME OBLIGATIONS FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                YEAR ENDED JULY 31,
                                                   -----------------------------------------------------------------------------
                                                                   1999                                    1998
                                                   ------------------------------------   --------------------------------------
                                                     A SHARES      B SHARES     TRUST      A SHARES     B SHARES (a)     TRUST
                                                   ------------   ----------   --------   ----------   --------------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000      $ 1.000     $  1.000    $  1.000       $ 1.000       $  1.000
    ----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                             0.044        0.035        0.045       0.049         0.005          0.050
    ----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.044)      (0.035)      (0.045)     (0.049)       (0.005)        (0.050)
    ----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  1.000      $ 1.000     $  1.000    $  1.000       $ 1.000       $  1.000
    ----------------------------------------------------------------------------------------------------------------------------
        Total Return                                     4.48%        3.55%        4.59%       4.99%         0.49%(b)       5.09%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $136,078      $   224     $536,899    $116,960       $     1       $479,974
      Ratio of expenses to average net assets            0.78%        1.69%        0.68%       0.79%         1.85%(c)       0.69%
      Ratio of net investment income to average
        net assets                                       4.40%        3.39%        4.51%       4.88%         3.83%(c)       4.98%
      Ratio of expenses to average net assets*           0.94%        1.70%        0.69%       0.95%         1.88%(c)       0.70%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) For the period from June 15, 1998 (commencement of operations) through July 31, 1998.

   (b) Not annualized.

   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                         YEAR ENDED JULY 31,
                                                   ---------------------------------------------------------------
                                                            1997                        1996                1995
                                                   -----------------------   --------------------------   --------
                                                     A SHARES      TRUST      A SHARES (a)    TRUST (a)
                                                   ------------   --------   --------------   ---------
    NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000     $  1.000      $  1.000      $  1.000    $  1.000
    ------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                             0.048        0.049         0.016         0.050       0.050
    ------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                            (0.048)      (0.049)       (0.016)       (0.050)     (0.050)
    ------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  1.000     $  1.000      $  1.000      $  1.000    $  1.000
    ------------------------------------------------------------------------------------------------------------------
        Total Return                                     4.90%        5.00%         5.07%(b)      5.10%       5.14%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $111,027     $416,966      $125,075      $478,542    $617,673
      Ratio of expenses to average net assets            0.78%        0.68%         0.81%(c)      0.71%       0.69%
      Ratio of net investment income to average
        net assets                                       4.79%        4.89%         4.61%(c)      5.00%       5.04%
      Ratio of expenses to average net assets*           0.93%          (d)         0.96%(c)        (d)         (d)


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Trust Shares, and the Fund commenced offering A Shares.



   (b) Represents total return for the Trust Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the A Shares for the period from April 1, 1996 to July 31, 1996. Total return for the A Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.55%.


   (c) Annualized.

   (d) There were no waivers during the period.

                                          U.S. TREASURY MONEY MARKET FUND
   OTHER INFORMATION ABOUT THE FUNDS        (FORMERLY U.S. TREASURY FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                     YEAR ENDED JULY 31,
                                                   -------------------------------------------------------
                                                              1999                         1998
                                                   --------------------------   --------------------------
                                                    A SHARES        TRUST        A SHARES        TRUST
                                                   ----------   -------------   ----------   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $1.000       $  1.000        $1.000       $  1.000
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.040          0.041         0.046          0.047
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.040)        (0.041)       (0.046)        (0.047)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $1.000       $  1.000        $1.000       $  1.000
    ------------------------------------------------------------------------------------------------------
        Total Return                                   4.06%          4.16%         4.67%          4.77%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $4,390       $320,847        $8,070       $352,055
      Ratio of expenses to average net assets          0.79%          0.69%         0.80%          0.70%
      Ratio of net investment income to average
        net assets                                     4.03%          4.10%         4.57%          4.67%
      Ratio of expenses to average net assets*         0.95%          0.70%         0.95%          0.70%

                                                      YEAR ENDED JULY 31,
                                                   --------------------------
                                                              1997
                                                   --------------------------
                                                    A SHARES        TRUST
                                                   ----------   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD             $1.000       $  1.000
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.045          0.046
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.045)        (0.046)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $1.000       $  1.000
    ------------------------------------------------------------------------------------------------------
        Total Return                                   4.60%          4.70%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $9,885       $309,361
      Ratio of expenses to average net assets          0.79%          0.69%
      Ratio of net investment income to average
        net assets                                     4.50%          4.60%
      Ratio of expenses to average net assets*         0.94%            (a)


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) There were no waivers during the period.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              YEAR ENDED JULY 31,
                                                   ------------------------------------------
                                                        1996             1996          1995
                                                   ---------------   -------------   --------
                                                    A SHARES (a)       Trust (a)
                                                   ---------------   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.000         $  1.000      $  1.000
    ------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                              0.015            0.048         0.048
    ------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.015)          (0.048)       (0.048)
    ------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                     $ 1.000         $  1.000      $  1.000
    ------------------------------------------------------------------------------
        Total Return                                      4.90%(b)         4.93%         4.90%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                $12,263         $368,162      $322,939
      Ratio of expenses to average net assets             0.82%(c)         0.71%         0.70%
      Ratio of net investment income to average
        net assets                                        4.44%(c)         4.82%         4.81%
      Ratio of expenses to average net assets*            0.97%(c)           (d)           (d)


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Trust Shares, and the Fund commenced offering A Shares.



   (b) Represents total return for the Trust Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the A Shares for the period from April 1, 1996 to July 31, 1996. Total return for the A Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.49%.


   (c) Annualized.

   (d) There were no waivers during the period.

   OTHER INFORMATION ABOUT THE FUNDS   TREASURY RESERVE MONEY MARKET FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                     CLASS A SHARES
                                                   --------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                     1999       1998      1997      1996       1995
                                                   --------   --------   -------   -------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000   $  1.000   $ 1.000     1.000   $  1.000
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                    0.043      0.046     0.047     0.047      0.053
    -------------------------------------------------------------------------------------------------
        Total from Investment Activities              0.043      0.046     0.047     0.047      0.053
    -------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.043)    (0.046)   (0.047)   (0.047)    (0.053)
    -------------------------------------------------------------------------------------------------
        Total Distributions                          (0.043)    (0.046)   (0.047)   (0.047)    (0.053)
    -------------------------------------------------------------------------------------------------
      Net change in asset value                          --         --        --        --         --
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  1.000   $  1.000   $ 1.000   $ 1.000   $  1.000
    -------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)           4.38%      4.68%     4.78%     4.78%      5.41%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)            $143,208   $167,475   $77,065   $78,308   $168,430
      Ratio of expenses to average net assets          0.60%      0.77%     0.75%     0.56%      0.50%
      Ratio of net investment income to average
        net assets                                     4.28%      4.56%     4.68%     4.72%      5.28%
      Ratio of expenses to average net assets*         0.70%      0.78%       (a)     0.74%      0.75%



    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.



   (a)  There were no fee reductions in this period.

   OTHER INFORMATION ABOUT THE FUNDS   TREASURY RESERVE MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                               INSTITUTIONAL SHARES
                                                   ---------------------------------------------
                                                      YEAR ENDED DECEMBER 31,       PERIOD ENDED
                                                   ------------------------------   DECEMBER 31,
                                                     1999       1998       1997       1996 (a)
                                                   --------   --------   --------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000   $  1.000   $  1.000        1.000
    --------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                    0.043      0.048      0.049        0.024
    --------------------------------------------------------------------------------------------
        Total from Investment Activities              0.043      0.048      0.049        0.024
    --------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.043)    (0.048)    (0.049)      (0.024)
    --------------------------------------------------------------------------------------------
        Total Distributions                          (0.043)    (0.048)    (0.049)      (0.024)
    --------------------------------------------------------------------------------------------
      Net change in asset value                          --         --         --           --
    --------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  1.000   $  1.000   $  1.000     $  1.000
    --------------------------------------------------------------------------------------------
        Total Return                                   4.39%      4.93%      5.05%        2.43%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)            $341,803   $308,979   $114,175     $109,698
      Ratio of expenses to average net assets          0.59%      0.53%      0.50%        0.52%(c)
      Ratio of net investment income to average
        net assets                                     4.31%      4.78%      4.94%        4.78%(c)
      Ratio of expenses to average net assets*         0.60%        (d)        (d)          (d)



    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.



   (a) For the period from July 1, 1996 (commencement of operations) through December 31, 1996.



   (b)  Not annualized.



   (c)  Annualized.



   (d)  There were no fee reductions in this period.

                                             TAX-EXEMPT MONEY MARKET FUND
   OTHER INFORMATION ABOUT THE FUNDS           (FORMERLY TAX-EXEMPT FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                              YEAR ENDED JULY 31,
                                                   -------------------------------------------------------------------------
                                                       1999        1999          1998          1998        1997       1997
                                                   ------------   -------   ---------------   -------   ----------   -------
                                                     A SHARES      TRUST       A SHARES        TRUST     A SHARES     TRUST
                                                   ------------   -------   ---------------   -------   ----------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.000      $ 1.000       $ 1.000       $ 1.000    $  1.000    $ 1.000
    ------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.026        0.027         0.030         0.031       0.030      0.031
    ------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.026)      (0.027)       (0.030)       (0.031)     (0.030)    (0.031)
    ------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $ 1.000      $ 1.000       $ 1.000       $ 1.000    $  1.000    $ 1.000
    ------------------------------------------------------------------------------------------------------------------------
        Total Return                                    2.66%        2.76%         3.03%         3.13%       3.04%      3.15%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)              $22,844      $73,880       $28,657       $62,084    $ 27,926    $55,429
      Ratio of expenses to average net assets           0.59%        0.49%         0.60%         0.50%       0.62%      0.52%
      Ratio of net investment income to average
        net assets                                      2.64%        2.71%         2.97%         3.07%       3.00%      3.10%
      Ratio of expenses to average net assets*          0.98%        0.73%         0.98%         0.73%       0.97%      0.72%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   OTHER INFORMATION ABOUT THE FUNDS         TAX-EXEMPT MONEY MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              YEAR ENDED JULY 31,
                                                   ------------------------------------------
                                                                 1996                  1995
                                                   --------------------------------   -------
                                                     A SHARES (a)       Trust (a)
                                                   ----------------   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.000           $ 1.000      $ 1.000
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                              0.010             0.031        0.032
    ---------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                             (0.010)           (0.031)      (0.032)
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                     $ 1.000           $ 1.000      $ 1.000
    ---------------------------------------------------------------------------------------------
        Total Return                                      3.12%(b)          3.15%        3.22%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                $17,116           $43,611      $57,640
      Ratio of expenses to average net assets             0.68%(c)          0.54%        0.54%
      Ratio of net investment income to average
        net assets                                        2.82%(c)          3.11%        3.15%
      Ratio of expenses to average net assets*            1.03%(c)          0.74%        0.74%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Trust Shares, and the Fund commenced offering A Shares.



   (b) Represents total return for the Trust Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the A Shares for the period from April 1, 1996 to July 31, 1996. Total return for the A Shares for the period April 1, 1996 (commencement of operations) through July 31, 1996 was 0.95%.


   (c) Annualized.

   AMSOUTH FUNDS
   3435 STELZER ROAD
   COLUMBUS, OH 43219

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:
                             AMSOUTH FUNDS
                             3435 STELZER ROAD
                             COLUMBUS, OHIO 43219
                             TELEPHONE: 1-800-451-8382
                             INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.


- Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-5551.                           ASOP31300ABT

                                 AmSouth Funds
                                   Prospectus


                               MONEY MARKET FUNDS

                                 CLASS A SHARES
                                 CLASS B SHARES
                                  TRUST SHARES
                              INSTITUTIONAL SHARES


                                 MARCH 13, 2000


As with all mutual funds, the
Securities and Exchange Commission
has not approved or disapproved these
Fund shares or determined whether
this prospectus is truthful or
complete. Anyone who tells you
otherwise is committing a crime.
                                                            [AmSouth Funds Logo]

         AMSOUTH FUNDS                         TABLE OF CONTENTS



                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [LOGO]
Carefully review this Important                           2  Overview
section, which summarizes each                            3  Money Market Funds
Fund's investments, risks, past                              Retail Money Market Fund
performance, and fees.                                    4  Prime Money Market Fund
                                                          7  U.S. Treasury Money Market Fund
                                                         10  Tax-Exempt Money Market Fund
                                                         13  Treasury Reserve Money Market Fund
                                                             Institutional Money Market Fund
                                                         16  Institutional Prime Obligations Money Market Fund

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  18  Applicable to All Funds
information on investment
strategies and risks.

                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                       24  The Investment Adviser
the people and organization who                          24  The Distributor and Administrator
oversee the Funds.

                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                       25  Choosing a Share Class
how shares are valued, how to                            26  Pricing of Fund Shares
purchase, sell and exchange                              27  Purchasing and Adding to Your Shares
shares, related charges and                              31  Selling Your Shares
payments of dividends and                                33  General Policies on Selling Shares
distributions.                                           34  Distribution Arrangements/Sales Charges
                                                         35  Distribution and Service (12b-1)
                                                             Fees and Shareholder Servicing Fees
                                                         36  Exchanging Your Shares
                                                         37  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [LOGO]
                                                         38  Financial Highlights

 [LOGO]
          RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW



    THE FUNDS                             AmSouth Funds is a mutual fund family that offers different classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Class A Shares, Class B Shares and Trust Shares of the Retail Money Market Funds and the Class I Shares, Class
                                          II Shares and Class III Shares of the Institutional Money
                                          Market Fund (the Retail Money Market Funds and Institutional
                                          Money Market Fund are collectively the "Money Market Funds")
                                          that you should know before investing. Please read this
                                          prospectus and keep it for future reference.
                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.
                                          ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR
                                          INVESTMENT AT $1 PER SHARE, AS WITH OTHER INVESTMENTS, YOU
                                          COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR
                                          INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                          AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED
                                          BY THE FDIC OR ANY GOVERNMENT AGENCY.
                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

     RISK/RETURN SUMMARY AND FUND EXPENSES                       OVERVIEW


                          MONEY MARKET FUNDS



                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking preservation of capital
                                          - investing short-term reserves
                                          - willing to accept lower potential returns in exchange for a higher degree of safety
                                          - in the case of the Tax-Exempt Money Market Fund, seeking
                                            Federal tax-exempt income
                                          These Funds may not be appropriate if you are:
                                          - seeking high total return
                                          - pursuing a long-term goal or investing for retirement

                                                            AMSOUTH PRIME
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth Prime Obligations Fund) seeks current income with liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality" short-term debt
                                          securities, including the following:
                                          - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
                                          - certificates of deposit, time deposits, bankers'
                                            acceptances and other short-term securities issued by
                                            domestic or foreign banks or their subsidiaries or
                                            branches
                                          - domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest
                                          - obligations issued or guaranteed by one or more foreign
                                            governments or their agencies or instrumentalities,
                                            including obligations of supranational entities
                                          - asset-backed securities
                                          - repurchase agreements collateralized by the types of
                                            securities listed above
                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1"
                                          by Moody's Investors Service, Inc.) or one NRSRO if only
                                          rated by one NRSRO or (ii) if unrated, are determined by the portfolio manager to be of comparable quality.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 18 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 18.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                            AMSOUTH PRIME
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR TRUST SHARES(1)

1990                                                                           7.86
91                                                                             5.77
92                                                                             3.39
93                                                                             2.61
94                                                                             3.72
95                                                                             5.50
96                                                                             4.92
97                                                                             5.09
98                                                                             4.98
99                                                                             4.60


                                     The performance information shown above is based on a calendar year.


                                              Best
                                              quarter:  2.35%     6/30/89
                                              Worst
                                              quarter:  0.63%     6/30/93

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Prime Money Market
   Fund has performed and how its
   performance has varied from year to
   year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over ten years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it shows the Fund's
   performance over time. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.



                                                                                           SINCE INCEPTION
                                                 1 YEAR       5 YEARS       10 YEARS         (12/19/91)
 CLASS A SHARES                                   4.49%        4.94%          4.80%             5.28%
 CLASS B SHARES(2)
 (with applicable Contingent Deferred Sales
 Charge)                                           N/A          N/A            N/A              3.67%
 TRUST SHARES                                     4.60%        5.02%          4.83%             5.31%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Class B Shares commenced operations on September 2, 1997. Performance prior to that date is represented by performance of Class A Shares, as adjusted for the distribution/service (12b-1) fees of Class B Shares.



As of December 31, 1999, the Fund's 7-day yield for Class A Shares, Class B Shares and Trust Shares was 4.90%, 3.96% and 5.00% respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 4.75% for Class A Shares, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                            AMSOUTH PRIME
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

                                              FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES      CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES          CLASS B
                                                     Maximum sales charge (load) on
                                                     purchases                                None             None
                                                     Maximum deferred sales charge
                                                     (load)                                   None         5.00%(2)
                                                     Redemption fee(3)                          0%               0%

                                                     ANNUAL FUND OPERATING EXPENSES        CLASS A          CLASS B
                                                     (FEES PAID FROM FUND ASSETS)           SHARES           SHARES
                                                     Management fee                          0.40%            0.40%
                                                     Distribution and/or service (12b-
                                                     1) fee                                  0.00%            0.75%
                                                     Other expenses(4)                       0.53%            0.53%
                                                       TOTAL FUND OPERATING EXPENSES(4)      0.93%            1.68%
                                                     Fee waiver and/or expense
                                                     reimbursement                           0.16%            0.16%
                                                       NET EXPENSES(6)                       0.77%            1.52%

                                                     SHAREHOLDER TRANSACTION EXPENSES       TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)        SHARES
                                                     Maximum sales charge (load) on
                                                     purchases                               None
                                                     Maximum deferred sales charge
                                                     (load)                                  None
                                                     Redemption fee(3)                         0%
                                                     ANNUAL FUND OPERATING EXPENSES         TRUST
                                                     (FEES PAID FROM FUND ASSETS)          SHARES
                                                     Management fee                         0.40%
                                                     Distribution and/or service (12b-
                                                     1) fee                                 0.00%
                                                     Other expenses(4)                   0.43%(5)
                                                       TOTAL FUND OPERATING EXPENSES(4)     0.83%
                                                     Fee waiver and/or expense
                                                     reimbursement                          0.16%
                                                       NET EXPENSES(6)                      0.67%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.


                                  (2) For former Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC as follows:
                                  4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other
                                  Class B Shares, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth year. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.


                                  (3) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (4) Other expenses are restated to reflect current fees.



                                  (5) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (6) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to Class A 0.66%; Trust 0.66% through April 30, 2000, and thereafter will be Class A 0.77%; Class B, 1.52%; Trust Shares 0.67% until October 1, 2000.

                                              EXPENSE EXAMPLE


                                                                                    1     3        5       10
                                                                                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $ 95   $296   $  515   $1,143
                                                     CLASS B SHARES
                                                     Assuming redemption          $671   $830   $1,113   $1,694
                                                     Assuming no redemption       $171   $580   $  913   $1,694
                                                     Trust Shares                 $ 85   $265   $  460   $1,025



As an investor in the Prime Money
Market Fund, you will pay the
following fees and expenses when
you buy and hold shares.
Shareholder transaction fees are
paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are
reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
back end sales charge (load) if
you sell your shares before a
certain period of time has
elapsed. This is called a
Contingent Deferred Sales Charge.



Use the example at right to help
you compare the cost of investing
in the Fund with the cost of
investing in other mutual funds.
It illustrates the amount of fees
and expenses you would pay,
assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period


  - no changes in the Fund's
    operating expenses



Because actual returns and
operating expenses will be
different, this example is for
comparison only.

                                                    AMSOUTH U.S. TREASURY


   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND






                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth U.S. Treasury Fund) seeks
                                          current income with liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests exclusively in
                                          short-term U.S. dollar-denominated obligations issued by the
                                          U.S. Treasury ("U.S. Treasury Securities"), separately
                                          traded component parts of those securities called STRIPs,
                                          and repurchase agreements collateralized by U.S. Treasury
                                          Securities.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 18 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 18.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                    AMSOUTH U.S. TREASURY


   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND





                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR TRUST SHARES(1)



1990                                                                           7.64
91                                                                             5.48
92                                                                             3.32
93                                                                             2.54
94                                                                             3.55
95                                                                             5.30
96                                                                             4.69
97                                                                             4.75
98                                                                             4.60
99                                                                             4.17


                                     The performance information shown above is based on a calendar year.





                                              Best
                                              quarter:  2.23%     6/30/89

                                              Worst
                                              quarter:  0.62%     6/30/93




                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS

                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the U.S. Treasury Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance over ten years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it shows the Fund's
   performance over time. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.



                                                                                              SINCE INCEPTION
                                                    1 YEAR       5 YEARS       10 YEARS         (12/19/91)
-----------------------------------------------------------------------------------------
 CLASS A SHARES                                      4.06%        4.62%          4.56%             5.02%
-----------------------------------------------------------------------------------------
 TRUST SHARES                                        4.17%        4.70%          4.60%             5.06%
-----------------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 1999, the Fund's 7-day yield for Class A and Trust Shares was 4.24% and 4.34%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 4.09% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                    AMSOUTH U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases                             None     None
                                                     Maximum deferred sales charge
                                                     (load)                                None     None
                                                     Redemption fee(2)                       0%       0%

                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   TRUST
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES

                                                     Management fee                       0.40%    0.40%
                                                     Distribution and/or service
                                                     (12b-1) fee                          0.00%    0.00%
                                                     Other expenses(3)                    0.57%    0.48%(4)
                                                     Total Fund operating expenses(3)     0.97%    0.87%


                                  (1) AmSouth Bank may charge your account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (3) Other expenses are restated to reflect current fees. Other expenses are being limited to 0.35% for Class A Shares and 0.31% for Trust Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.81% and for Trust Shares are 0.70%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                  (4) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.

                                              EXPENSE EXAMPLE


                                                                                 1      3       5       10
                                                                               YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES            $99    $309    $536    $1,190
                                                     TRUST SHARES              $89    $278    $482    $1,073



As an investor in the U.S.
Treasury Money Market Fund, you
will pay the following fees and
expenses when you buy and hold
shares. Shareholder transaction
fees are paid from your account.
Annual Fund operating expenses
are paid out of Fund assets, and
are reflected in the share price.


Use the example at right to help
you compare the cost of investing
in the Fund with the cost of
investing in other mutual funds.
It illustrates the amount of fees
and expenses you would pay,
assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses

Because actual returns and
operating expenses will be
different, this example is for
comparison only.

                                                       AMSOUTH TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth Tax-Exempt Fund) seeks as
                                          high a level of current interest income exempt from federal income taxes as is consistent with the preservation of
                                          capital and relative stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          short-term municipal securities that provide income that is exempt from federal income tax and not subject to the
                                          federal alternative minimum tax for individuals. Short-term municipal securities are debt obligations, such as bonds and notes, issued by states, territories and possessions of the
                                          United States and their political subdivisions, agencies and instrumentalities which, generally have remaining maturities of one year or less. Municipal securities purchased by the
                                          Fund may include rated and unrated variable and floating
                                          rate tax-exempt notes which may have a stated maturity in
                                          excess of one year but which will be subject to a demand
                                          feature permitting the Fund to demand payment within a year.
                                          The Fund may also invest up to 10% of its total assets in
                                          the securities of money market mutual funds which invest
                                          primarily in obligations exempt from federal income tax.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          The Fund may also invest in certain other short-term debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 18 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          TAX RISK. The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 18.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                       AMSOUTH TAX-EXEMPT

   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND





                                            PERFORMANCE BAR CHART AND TABLE


                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR TRUST SHARES(1)


1991                                                                           3.91
92                                                                             2.59
93                                                                             1.92
94                                                                             2.33
95                                                                             3.44
96                                                                             3.03
97                                                                              3.2
98                                                                             2.99
99                                                                              2.8


                                     The performance information shown above is based on a calendar year.





                                              Best
                                              quarter:   1.40%   12/31/90

                                              Worst
                                              quarter:  0.44%     3/31/94




                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS

                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Tax-Exempt Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance over nine years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it shows the Fund's
   performance over time. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.



                                       1           5         SINCE INCEPTION
                                      YEAR       YEARS         (12/19/91)
------------------------------------------------------------------------------
 CLASS A SHARES                       2.70%      3.02%            3.02%
------------------------------------------------------------------------------
 TRUST SHARES                         2.80%      3.09%            3.06%
------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 1999, the Fund's 7-day yield for Class A and Trust Shares was 3.74% and 3.84%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 3.39% and 3.64%, respectively, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                       AMSOUTH TAX-EXEMPT
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases                                  None     None
                                                     Maximum deferred sales charge (load)       None     None
                                                     Redemption fee(2)                            0%       0%

                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES

                                                     Management fee                            0.40%    0.40%
                                                     Distribution and/or service (12b-1) fee   0.00%    0.00%
                                                     Other expenses(3)                         0.53%    0.43%(4)
                                                       TOTAL FUND OPERATING EXPENSES(3)        0.93%    0.83%
                                                     Fee waiver and/or expense reimbursement   0.03%    0.03%
                                                       NET EXPENSES(5)                         0.90%    0.80%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge their customer's account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (3) Other expenses are restated to reflect current fees.



                                  (4) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (5) AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 0.90%; Trust Shares 0.80% until October 1, 2001.

                                              EXPENSE EXAMPLE


                                                                                1       3       5       10
                                                                               YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES            $95    $296    $515    $1,143
                                                     TRUST SHARES              $83     245    $460    $1,025



As an investor in the Tax-Exempt
Money Market Fund, you will pay
the following fees and expenses
when you buy and hold shares.
Shareholder transaction fees are
paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are
reflected in the share price.


Use the example at right to help
you compare the cost of investing
in the Fund with the cost of
investing in other mutual funds.
It illustrates the amount of fees
and expenses you would pay,
assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses

Because actual returns and
operating expenses will be
different, this example is for
comparison only.

                                                 AMSOUTH TREASURY RESERVE

   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND



                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of
                                          capital and the maintenance of liquidity.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in U.S.
                                          Treasury securities and repurchase agreements in respect
                                          thereof. The Fund may invest up to 35% of its assets in
                                          other securities guaranteed as to payment of principal and interest by the U.S. Government and repurchase agreements in respect thereof.
                                          The income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not
                                          Federal, income taxes. Dividends and distributions
                                          attributable to income from repurchase agreements may be
                                          subject to Federal, state and local taxes.
                                          The Fund invests based on considerations of safety of
                                          principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest
                                          available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of
                                          short-term market variations. The portfolio manager
                                          generally evaluates investments based on interest rate
                                          sensitivity.
                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 18 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates.
                                          A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity.
                                          Neither the market value of such securities nor the Fund's share price is guaranteed.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 18.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investments at $1.
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                                 AMSOUTH TREASURY RESERVE

   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND

                                            PERFORMANCE BAR CHART AND TABLE

                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31
                                            FOR CLASS A SHARES(1)


93                                                                             2.06
94                                                                             4.05
95                                                                             5.41
96                                                                             4.78
97                                                                             4.78
98                                                                             4.68
99                                                                             4.39


                                     The performance information shown above is based on a calendar year.



                                              Best
                                              quarter:    1.36%   6/30/95


                                              Worst
                                              quarter:   -0.06%   9/30/93


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ending

                                                    December 31, 1999)(1)


   The chart and table on this page
   show how the Treasury Reserve Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance over seven years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it shows the Fund's
   performance over time. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.



                                                     1           5         SINCE INCEPTION
                                                    YEAR       YEARS          10/1/92*
 CLASS A SHARES                                     4.38%      4.80%            4.30%
 TRUST SHARES                                       4.39%      4.94%            4.39%


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 1999, the Fund's 7-day yield for Class A and Trust Shares was 4.42% and 4.32%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 4.17% for Trust Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.



* The Treasury Reserve Money Market Fund commenced operations on 3/29/94 through a transfer of assets from collective trust fund accounts managed by the Adviser, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

                                                 AMSOUTH TREASURY RESERVE

   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES
                                                     Maximum sales charge (load) on
                                                     purchases                                None     None
                                                     Maximum deferred sales charge (load)     None     None
                                                     Redemption fee(2)                       0.00%    0.00%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   TRUST
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES

                                                     Management fee                          0.40%    0.40%

                                                     Distribution and/or service (12b-1)
                                                     fee                                     0.00%     None

                                                     Other expenses(3)                       0.57%    0.47%(4)

                                                       TOTAL FUND OPERATING EXPENSES(3)      0.97%    0.87%

                                                     Fee waiver and/or expense
                                                     reimbursement                           0.23%    0.23%

                                                       NET EXPENSES(5)                       0.72%    0.62%


                                  (1) AmSouth Bank or other financial
                                  institutions may change their customer account fees for automatic investment and other case management services provided in connection with investment in the Funds.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.


                                  (3) Other expenses are restated to reflect current fees.



                                  (4) The above amount includes a shareholder servicing fee that will become effective on March 13, 2000.



                                  (5) Total expenses after fee waivers and expense reimbursements through April 30, 2000 are as follows: Class A, 0.60% and Trust Shares, 0.60% AmSouth Bank has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to: Class A, 0.72%; and Trust Shares, 0.62% until October 1, 2001.


                                              EXPENSE EXAMPLE

                                                                                   1       3      5      10
                                                                                  YEAR   YEARS  YEARS   YEARS
                                                     CLASS A SHARES               $99    $309   $536   $1,190
                                                     TRUST SHARES                 $89    $278   $482   $1,073


As an investor in the AmSouth
Treasury Reserve Money Market
Fund, you will pay the following
fees and expenses when you buy
and hold shares. Shareholder
transaction fees are paid from
your account. Annual Fund
operating expenses are paid out
of Fund assets, and are reflected
in the share price.


Use the example at right to
help you compare the cost of
investing in the Fund with the
cost of investing in other mutual
funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:

     - $10,000 investment
     - 5% annual return

     - redemption at the end of each
       period

     - no changes in the Fund's
       operating expenses


Because actual returns and
operating expenses will be
different, this example is for
comparison only.

                                              AMSOUTH INSTITUTIONAL PRIME
   RISK/RETURN SUMMARY AND FUND EXPENSES    OBLIGATIONS MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund (formerly the AmSouth Institutional Prime
                                          Obligations Fund) seeks current income with liquidity and
                                          stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality" short-term debt
                                          securities, including the following:
                                          - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
                                          - certificates of deposit, time deposits, bankers'
                                            acceptances and other short-term securities issued by
                                            domestic or foreign banks or their subsidiaries or
                                            branches
                                          - domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest
                                          - obligations issued or guaranteed by one or more foreign
                                            governments or their agencies or instrumentalities,
                                            including obligations of supranational entities
                                          - asset-backed securities
                                          - repurchase agreements collateralized by the types of
                                            securities listed above
                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's Corporation and "P-1"
                                          by Moody's Investors Service, Inc.) or one NRSRO if only
                                          rated by one NRSRO or (ii) if unrated, are determined by the portfolio manager to be of comparable quality.
                                          When selecting securities for the Fund's portfolio, the
                                          portfolio manager first considers safety of principal and
                                          the quality of an investment. The manager then focuses on
                                          generating a high-level of income. The manager generally
                                          evaluates investments based on interest rate sensitivity
                                          selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager
                                          believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 18 or consult the Statement of
                                          Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 18.
                                          An investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance
                                          Corporation or any other government agency. Although the
                                          Fund seeks to preserve the value of your investment at $1
                                          per share, it is possible to lose money by investing in the
                                          Fund.

                                              AMSOUTH INSTITUTIONAL PRIME
   RISK/RETURN SUMMARY AND FUND EXPENSES    OBLIGATIONS MONEY MARKET FUND

   This section would normally include a bar chart and a table showing how the Institutional Prime Obligations Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES     CLASS I   CLASS II   CLASS III
                                                     (FEES PAID BY YOU DIRECTLY)(1)       SHARES    SHARES      SHARES
                                                     Maximum sales charge
                                                     (load) on purchases                    None      None        None
                                                     Maximum deferred sales charge
                                                     (load)                                 None      None        None
                                                     Redemption fee(2)                        0%        0%          0%

                                                     ANNUAL FUND OPERATING EXPENSES       CLASS I   CLASS II   CLASS III
                                                     (FEES PAID FROM FUND ASSETS)         SHARES    SHARES      SHARES

                                                     Management fee(3)                     0.20%     0.20%       0.20%
                                                     Distribution and/or
                                                     service (12b-1) fee                   0.00%     0.25%       0.50%
                                                     Other expenses(3)                     0.27%     0.29%       0.29%
                                                     Total Fund operating expenses(3)      0.47%     0.74%       0.99%


                                  (1) AmSouth Bank or other financial
                                  institutions may charge you account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

                                  (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                  (3) During the period ended July 31, 1999, management fees paid by the Fund were limited to 0.07%. Other expenses are restated to reflect current fees. Other expenses for each class are being limited to 0.17%, 0.19%, and 0.19% for Class I, Class II and Class III Shares, respectively. Total expenses after fee waivers and expense reimbursements for each class are: Class I Shares, 0.24%; Class II Shares, 0.51%; and Class III Shares, 0.76%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                              EXPENSE EXAMPLE

                                                                                 1      3      5      10
                                                                               YEAR   YEARS  YEARS   YEARS
                                                     CLASS I SHARES            $ 48   $151   $263   $  591
                                                     CLASS II SHARES           $ 76   $237   $411   $  918
                                                     CLASS III SHARES          $101   $315   $547   $1,213


As an investor in the
Institutional Prime Obligations
Money Market Fund, you will pay
the following fees and expenses
when you buy and hold shares.
Shareholder transaction fees are
paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are
reflected in the share price.


Use the example at right to help
you compare the cost of investing
in the Fund with the cost of
investing in other mutual funds.
It illustrates the amount of fees
and expenses you would pay,
assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses

Because actual returns and
operating expenses will be
different, this example is for
comparison only.

 [LOGO]
          ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   MONEY MARKET FUNDS


   TAX-EXEMPT MONEY MARKET FUND -- As a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in obligations, the interest on which is either subject to regular federal income tax or treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.



   The Fund will invest only in those municipal securities and other obligations which are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.



   AMSOUTH TREASURY RESERVE MONEY MARKET FUND -- The Fund will invest, as a fundamental policy, at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. Government and repurchase agreements in respect thereof.



   The Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith, and credit of the United States.



   As a money market fund, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The Fund must do the following:



   - maintain an average dollar weighted portfolio maturity of 90 days or less



   - buy individual securities that have remaining maturities of 397 days or less



   - buy only high quality U.S. dollar denominated obligations



   The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.



   The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security.


   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. You may also consult the Statement of Additional Information for additional detail regarding these and other permissible investments. Following the table is a more complete discussion of risk.


                        FUND NAME                                                   FUND CODE
                        ---------                                                   ---------
                        Prime Money Market Fund                                       1
                        U.S. Treasury Money Market Fund                               2
                        Tax-Exempt Money Market Fund                                  3
                        Treasury Reserve Money Market Fund                            4
                        Institutional Prime Obligations Money Market Fund             5

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


    INSTRUMENT                                                      CODE TYPE      RISK TYPE
    ----------                                                      ---------      ---------
    ASSET-BACKED SECURITIES: Securities secured by company            1,5          Pre-payment
    receivables, home equity loans, truck and auto loans,                          Market
    leases, credit card receivables and other securities backed                    Credit
    by other types of receivables or other assets.                                 Interest Rate
                                                                                   Regulatory
                                                                                   Liquidity
    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn     1,3,5         Credit
    on and accepted by a commercial bank. Maturities are                           Liquidity
    generally six months or less.                                                  Market
                                                                                   Interest Rate
    CERTIFICATES OF DEPOSIT: Negotiable instruments with a           1,3,5         Market
    stated maturity.                                                               Credit
                                                                                   Liquidity
                                                                                   Interest Rate
    COMMERCIAL PAPER: Secured and unsecured short-term               1,3,5         Credit
    promissory notes issued by corporations and other entities.                    Liquidity
    Maturities generally vary from a few days to nine months.                      Market
                                                                                   Interest Rate
    DEMAND FEATURES: Securities that are subject to puts and         1,3,5         Market
    standby commitments to purchase the securities at a fixed                      Liquidity
    price (usually with accrued interest) within a fixed period                    Management
    of time following demand by a Fund.
    DERIVATIVES: Instruments whose value is derived from an          1,3,5         Management
    underlying contract, index or security, or any combination                     Market
    thereof, including futures, options (e.g., put and calls),                     Credit
    options on futures, swap agreements, and some                                  Interest Rate
    mortgage-backed securities.                                                    Liquidity
                                                                                   Leverage
    FOREIGN SECURITIES: Commercial paper of foreign issuers and       1,5          Market
    obligations of foreign banks, overseas branches of U.S.                        Political
    banks and supranational entities.                                              Liquidity
                                                                                   Foreign Investment
    FUNDING AGREEMENTS: Also known as guaranteed investment           1,5          Liquidity
    contracts, an agreement where a Fund invests an amount of                      Credit
    cash Credit with an insurance company and the insurance                        Market
    company credits such investment on a monthly basis with                        Interest Rate
    guaranteed interest which is based on an index. These
    agreements provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also
    provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other
    instruments in the Fund which are not readily marketable,
    may not exceed 10% of the Fund's net assets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


    INSTRUMENT                                                      CODE TYPE      RISK TYPE
    ----------                                                      ---------      ---------
    INVESTMENT COMPANY SECURITIES: Shares of other registered         1-5          Market
    investment companies with similar investment objectives. A
    Fund may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than
    3% of the securities of any one registered investment
    company or invest more than 10% of its assets in the
    securities of other registered investment companies. As a
    shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own Adviser.
    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real      1,5          Pre-payment
    estate loans and pools of loans. These include                                 Market
    collateralized mortgage obligations and real estate mortgage                   Credit
    investment conduits.                                                           Regulatory
    MUNICIPAL SECURITIES: Securities issued by a state or              3           Market
    political subdivision to obtain funds for various public                       Credit
    purposes. Municipal securities include private activity                        Political
    bonds and industrial development bonds, as well as general                     Tax
    obligation bonds, tax anticipation notes, bond anticipation                    Regulatory
    notes, revenue anticipation notes, project notes, other                        Interest Rate
    short-term tax-exempt obligations, municipal leases, and
    Obligations of municipal housing authorities (single Family revenue bonds).
    There are two general types of municipal bonds:
    General-obligation bonds, which are secured by the taxing
    power of the issuer and revenue bonds, which take many
    shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community
    facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and
    industrial development bonds that are secured by a private company.
    REPURCHASE AGREEMENTS: The purchase of a security and the         1-5          Market
    simultaneous commitment to return the security to the seller                   Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.
    REVERSE REPURCHASE AGREEMENT: The sale of a security and the      1-5          Market
    simultaneous commitment to buy the security back at an                         Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
    SECURITIES LENDING: The lending of up to 33 1/3% of the           1,           Market
    Fund's total assets. In return the Fund will receive cash,        3-5          Leverage
    other securities, and/or letters of credit.                                    Liquidity
                                                                                   Credit
    TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued by            3           Credit
    governments, and/or letters of credit.                                         Liquidity
                                                                                   Market
                                                                                   Tax
    TIME DEPOSITS: Non-negotiable receipts issued by a bank in       1,3,5         Liquidity
    exchange for the deposit of funds.                                             Credit
                                                                                   Market
    TREASURY RECEIPTS: Treasury receipts, Treasury investment        1,3,5         Market
    growth receipts, and certificates of accrual of Treasury
    securities.
    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by           3-5          Market
    agencies and instrumentalities of the U.S. government. These                   Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac. The                           Interest Rate
    Treasury Reserve Money Market Fund will only invest in such securities if they are backed by the full faith and credit of the United States

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


    INSTRUMENT                                                      CODE TYPE      RISK TYPE
    ----------                                                      ---------      ---------
    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately        1-5          Market
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.
    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes      1,3,5         Credit
    that permit the indebtedness to vary and provide Liquidity                     Liquidity
    for periodic adjustments in the interest rate according to                     Interest Rate
    the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.
    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with         1,3,5         Credit
    interest rates which are reset daily, weekly, quarterly or                     Liquidity
    some other period and which may be payable to the Fund on                      Market
    demand.                                                                        Interest Rate
    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or      1,3,5         Market
    contract to purchase securities at a fixed price for                           Leverage
    delivery at a future date.                                                     Liquidity
                                                                                   Credit
    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay      1,3,5         Credit
    no interest, but are issued at a discount from their value                     Interest Rate
    at maturity. When held to maturity, their entire return                        Market
    equals the difference between their issue price and their
    maturity value.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   INVESTMENT RISKS
   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?". Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counter party to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


    HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.



    SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.


   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.


   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. However, if held to maturity, the face value of the security is recovered. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.



   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.


   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [LOGO]
          FUND MANAGEMENT

   THE INVESTMENT ADVISER
   AmSouth Bank, (AmSouth or the "Adviser"), is the adviser for the Funds. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of September 30, 1999 of $20 billion and operated 276 banking offices in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of June 30, 1999, AmSouth and its affiliates had over $8 billion in assets under discretionary management and provided custody services for an additional $21 billion in securities. AmSouth is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

   Through its portfolio management team, AmSouth makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:


                                                                   PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                                  AS OF 07/31/99
                                                          -------------------------------
     Prime Money Market Fund                                           0.40%
                                                          -------------------------------
     U.S. Treasury Money Market Fund                                   0.40%
                                                          -------------------------------
     Tax-Exempt Money Market Fund                                      0.20%
                                                          -------------------------------
     Institutional Prime Obligations Money Market Fund                 0.20%
    -------------------------------------------------------------------------------------



                                                                   PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                                  AS OF 12/31/99
                                                          -------------------------------
     Treasury Reserve Money Market Fund*                               0.40%
    -------------------------------------------------------------------------------------



   *AmSouth Treasury Reserve Money Market Fund consolidated with the ISG Treasury Money Market Fund on March 13, 2000. For financial reporting purposes the ISG Treasury Money Market Fund was the accounting survivor. The investment advisory fee reflects fees paid to First American National Bank, an affiliate of AmSouth, as adviser to the ISG Funds.


   THE DISTRIBUTOR AND ADMINISTRATOR

   ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services ("BISYS").

   BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

 [LOGO]
          SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS

   Class A Shares, Class B Shares, Trust Shares, Class I Shares, Class II Shares and Class III Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Trust Shares and Class I Shares are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Class II and Class III Shares are only available to certain sweep program participants. Class A and Class B Shares are available to all other shareholders. In choosing a class, you should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.



   CLASS A SHARES



   - No sales charges


   - Shareholder servicing fee of 0.25% of average daily net assets.



   CLASS B SHARES



   - No front-end sales charge; all your money goes to work for you right away.


   - All Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. With respect to all Funds that participated in the ISG/AmSouth combination, this fee is in the form of a separate non-Rule 12b-1 fee. With respect to all other AmSouth Funds, the fee is a component of a 1.00% Rule 12b-1 fee. All Funds that participated in the ISG/AmSouth combination bear a Rule 12b-1 fee of 0.75%. Despite the above described differences in the legal character of shareholder servicing fees, all B Shares are subject to the same 1.00% aggregate fees for distribution and shareholder services.


   - A deferred sales charge, as described below.


   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.


   - Maximum investment for all Class B purchases:  $250,000.



   TRUST SHARES



   - No sales charge.


   - Shareholder servicing fee of 0.15% of average daily net assets.


   - Available only to the following investors:


     - investors for whom AmSouth acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with its Trust Department;


     - investors who purchase Shares of a Fund through a 401(k) plan or a 403(b) plan which by its terms permits purchases of Shares;


     - orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies;


     - investors who purchase through financial institutions approved by the Distributor; and


     - investors who provide an AmSouth Fund with its initial seed capital. All other investors are eligible to purchase Class A Shares or Class B Shares only.


   CLASS I SHARES

   - No sales charges.
   - No Distribution and service (12b-1) fees.
   - Minimum Initial Investment: $3 million
   - Offered only to:
     - Customers of AmSouth Bank for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency, or similar capacity; and
     - Fiduciary customers of other financial institutions approved by the Distributor (Sweep Program Participant(s)).

   CLASS II SHARES

   - No sales charges.
   - Distribution and service (12b-1) fees of 0.25% of average daily net assets.
   - Offered as a cash sweep vehicle to institutional or corporate customers of AmSouth Bank and of other financial institutions approved by the Distributor (Sweep Program Participant(s)).

   CLASS III SHARES

   - No sales charges.
   - Distribution and service (12b-1) fees of 0.50% of average daily net assets.
   - Offered as a cash sweep vehicle to institutional or corporate customers of AmSouth Bank and of other financial institutions approved by the Distributor (Sweep Program Participant(s)).

   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
     Total Assets - Liabilities
   ------------------------------
          Number of Shares
            Outstanding
   NAV is calculated separately
   for each class of shares.

   ------------------------------

Per share net asset value (NAV) for each Fund is determined and its shares are priced twice a day. The NAV for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Treasury Reserve Money Market Fund is determined at 1:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange and the Federal Reserve Bank of Atlanta are open. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange. The NAV for the Institutional Money Market Fund is determined and its shares are priced twice a day at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES


                                                                                               MINIMUM INITIAL     MINIMUM
                                                                   ACCOUNT TYPE                  INVESTMENT       SUBSEQUENT
                                                                   Class A or Class B
                                                                   ---------------------------------------------------------
                                                                     Regular                            $1,000            $0
                                                                   ---------------------------------------------------------
                                                                     Automatic Investment Plan          $1,000           $50
                                                                   ---------------------------------------------------------
                                                                   Trust
                                                                   ---------------------------------------------------------
                                                                     Regular                            $1,000            $0
                                                                   ---------------------------------------------------------
                                                                     Retirement                           $250           $50
                                                                   ---------------------------------------------------------
                                                                   Class I                          $3,000,000            $0
                                                                   ---------------------------------------------------------
                                                                   Class II                                N/A           N/A
                                                                   ---------------------------------------------------------
                                                                   Class III                               N/A           N/A


                                        All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.
                                        A Fund may waive its minimum purchase
                                        requirement. The Distributor may reject
                                        a purchase order if it considers it in
                                        the best interest of the Fund and its
                                        shareholders.

You may purchase Funds through
the Distributor or through banks,
brokers and other investment
representatives, which may charge
additional fees and may require
higher minimum investments or
impose other limitations on
buying and selling shares.
Additionally, banks, brokers and
other financial institutions and
representatives may use shares of
the Money Market Funds in "sweep"
programs whereby the accounts of
a participating customer of the
financial institution or
representative is automatically
"swept" into shares of one of the
Money Market Funds. If you
purchase shares through an
investment representative, that
party is: responsible for
transmitting orders by close of
business and may have an earlier
cut-off time for purchase and
sale requests. Consult your
investment representative or
institution for specific
information.


   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING

   Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   RETAIL MONEY MARKET FUNDS -- CLASS A AND B SHARES


   BY REGULAR MAIL
   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "AmSouth Funds."

   3. Mail to: AmSouth Funds
      P.O. Box 182733, Columbus, OH 43218-2733

   Subsequent:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,
   2. Include the following information on a piece of paper:
      - AmSouth Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                          QUESTIONS?
                                                   Call 800-451-8382 or your
                                                  investment representative.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   AmSouth Bank
   Routing Number: ABA #044000024
   DDA#

   Include:
   Your name
   Your confirmation number


   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

   --------------------------------------
   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.
   --------------------------------------
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Funds from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $50, once you've invested the
   $1,000 minimum required to open the
   account.
   To invest regularly from your bank
   account:
      - Complete the Automatic Investment
        Plan portion on your Account
        Application.
        Make sure you note:
      - Your bank name, address and
        account number
      - The amount you wish to invest
        automatically (minimum $50)
      - How often you want to invest
        (every month, 4 times a year,
        twice a year or once a year)
      - Attach a voided personal check.

   To invest regularly from your paycheck
   or government check:
   Call 1-800-451-8382 for an enrollment
   form or consult the SAI for additional
   information.


   RETAIL MONEY MARKET FUNDS -- (TRUST SHARES) AND INSTITUTIONAL MONEY MARKET
   FUND



   You may purchase Trust Shares and Institutional Money Market Fund Shares by following the procedures established by the Distributor in connection with the requirements of qualified accounts maintained by AmSouth Bank or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into a Money Market Fund.

DIRECTED DIVIDEND OPTION
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED


   When purchasing Trust Shares or Institutional Money Market Fund Shares through AmSouth Bank or an approved financial institution, simply tell AmSouth or your financial institution that you wish to purchase shares of the Funds and they will take care of the necessary documentation.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS


   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Capital gains are distributed at least annually.


   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received by
   the Fund, its transfer agent,
   or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares below."

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)
   BY MAIL

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, OH 43218-2733

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. See instruction 1 above.
     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

CONTINGENT DEFERRED SALES CHARGE
When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on z
"Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-451-8382 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-451-8382 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   REDEMPTION BY CHECK WRITING

   PRIME MONEY MARKET FUND ONLY

   You may write checks in amounts of $1,000 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Prime Money Market Fund of $1,000 and you may not close your Fund account by writing a check.


   SYSTEMATIC WITHDRAWAL PLAN



   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:



   - Make sure you've checked the appropriate box on the account application. Or call 1-800-451-8382.



   - Include a voided personal check.



   - Your account must have a value of $5,000 or more to start withdrawals.



   - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

   - The check is not being mailed to the address on your account; or

   - The check is not being made payable to the owner of the account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS


   For the Institutional Money Market Fund, if the value of Class I shares in your account falls below $3 million, the Fund may ask you to increase your balance. If it is still below $3 million after 60 days, the Fund may convert, at net asset value, your Class I Shares to Trust Shares. For all other Funds, if your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CLASS A, TRUST, CLASS I, CLASS II AND CLASS III SHARES

   No sales charge.

                                                                            YEARS             CDSC AS A % OF
                                                                            SINCE             DOLLAR AMOUNT
                                                                          PURCHASE          SUBJECT TO CHARGE*
                                                                             0-1                  5.00%
                                                                             1-2                  4.00%
                                                                             2-3                  3.00%
                                                                             3-4                  3.00%
                                                                             4-5                  2.00%
                                                                             5-6                  1.00%
                                                                         more than 6              None


CLASS B SHARES


Class B Shares are offered at
NAV, without any up-front sales
charge. Therefore, all the money
you invest is used to purchase
Fund shares. However, if you sell
your Class B Shares of the Fund
before the sixth anniversary, you
will have to pay a contingent
deferred sales charge at the time
of redemption. The CDSC will be
based upon the lower of the NAV
at the time of purchase or the
NAV at the time of redemption
according to the schedule below.
There is no CDSC on reinvested
dividends or distributions.


   If you sell some but not all of your Class shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES

    - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.*


    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

    - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.


    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.



   * For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the same Fund after seven years from the end of the month of purchase.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Redemptions from accounts following the death or disability of the shareholder.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

   DISTRIBUTION AND SERVICE (12B-1) FEES AND SHAREHOLDER SERVICING FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:


      - Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of a Fund.



      - Class B Shares



        -- All Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. With respect to all Funds that participated in the ISG/AmSouth combination, this fee is in the form of a separate non-Rule 12b-1 fee. With respect to all other AmSouth Funds, the fee is a component of a 1.00% Rule 12b-1 fee. All Funds that participated in the ISG/AmSouth combination bear a Rule 12b-1 fee of 0.75%. Despite the above described differences in the legal character of shareholder servicing fees, all B Shares are subject to the same 1.00% aggregate fees for distribution and shareholder services. These aggregate fees will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.



        -- The higher 12b-1 fee on Class B Shares, together with the CDSC, help the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.



      - Trust Shares pay a shareholder servicing fee of up to 0.15% of the average daily net assets of a Fund.



      - Class II Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund.



      - Class III Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the applicable Fund. This will cause expenses for Class III Shares to be higher and dividends to be lower than for Class II Shares.


   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your shares in
   one Fund for shares of the same
   class of another AmSouth Fund,
   usually without paying additional
   sales charges if applicable (see
   "Notes" below). You must meet the
   minimum investment requirements
   for the Fund into which you are
   exchanging. Class A Shares may
   also be exchanged for Trust
   Shares of the same Fund if you
   become eligible to purchase Trust
   Shares. Trust Shares may also be
   exchanged for Class A Shares of
   another Fund if you are no longer
   eligible to purchase Trust
   Shares.


   Shares of an Institutional Money
   Market Fund may not be exchanged
   for Trust Shares, Class A Shares
   or Class B Shares of the other
   AmSouth Funds. Exchanges from one
   Fund to another are taxable. No
   transaction fees are charged for
   exchanges.



   AUTOMATIC EXCHANGES



   You can use the Funds' Automatic
   Exchange feature to purchase
   shares of the Funds at regular
   intervals through regular,
   automatic redemptions from the
   AmSouth Prime Money Market Fund.
   To participate in the Automatic
   Exchange:


     - Complete the appropriate
       section of the Account
       Application.


     - Keep a minimum of $10,000 in
       the AmSouth Prime Money
       Market Fund and $1,000 in the
       Fund whose shares you are
       buying.



   To change the Automatic Exchange
   instructions or to discontinue
   the feature, you must send a
   written request to AmSouth Funds,
   P.O. Box 182733, Columbus, Ohio
   43218-2733.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box
                                     182733, Columbus OH 43218-2733, or by
                                     calling 1-800-451-8382. Please provide the following information:

  - Your name and telephone number
  - The exact name on your account and account number

  - Taxpayer identification number (usually your Social Security number)

  - Dollar value or number of shares to be exchanged
  - The name of the Fund from which the exchange is to be made
  - The name of the Fund into which the exchange is being made

See "Selling your Shares" for important information about telephone transactions.


To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.


- The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

- Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

- When exchanging Trust Shares of a Fund for Class A Shares of a Fund, you will be exempt from any applicable sales charge.

   SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Each Fund distributes any net investment income monthly (and net realized capital gains, if any) at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request to receive all distributions in cash.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, (except that distributions of long-term capital gains, if any, will be taxed as such regardless of how long you have held your shares). Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).


   For the Tax-Exempt Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Exempt Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.



   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.



   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.



   AmSouth Funds will send you a statement each year showing the tax status of all your distributions.



     - For each Fund, other than the Tax-Exempt Money Market Fund, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the Tax-Exempt Money Market Fund, any short-term capital gains that you receive are taxable to you as ordinary dividend income for Federal income tax purposes.



     - Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.



     - Generally, the Fund's advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.



     - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.



     - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.


     - Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

        More information about taxes is in our Statement of Additional Information.

 [LOGO]

                                                  PRIME MONEY MARKET FUND


          OTHER INFORMATION ABOUT THE FUNDS   (FORMERLY PRIME OBLIGATIONS FUND)



   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.








                                                                   YEAR ENDED JULY 31,
                                                   ---------------------------------------------------
                                                            1999                       1998
                                                   -----------------------   -------------------------
                                                     CLASS A      CLASS B     CLASS A     CLASS B (a)
                                                   -----------   ---------   ---------   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000      $ 1.000    $  1.000       $ 1.000
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.044        0.035       0.049         0.005
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.044)      (0.035)     (0.049)       (0.005)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $  1.000      $ 1.000    $  1.000       $ 1.000
    --------------------------------------------------------------------------------------------------
        Total Return                                    4.48%        3.55%       4.99%         0.49%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $136,078      $   224    $116,960       $     1
      Ratio of expenses to average net assets           0.78%        1.69%       0.79%         1.85%(c)
      Ratio of net investment income to average
        net assets                                      4.40%        3.39%       4.88%         3.83%(c)
      Ratio of expenses to average net assets*          0.94%        1.70%       0.95%         1.88%(c)



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a) For the period from June 15, 1998 (commencement of operations) through July 31, 1998.



   (b) Not annualized.



   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND





   FINANCIAL HIGHLIGHTS


   CONTINUED










                                                            YEAR ENDED JULY 31,
                                                   --------------------------------------
                                                      1997           1996          1995
                                                   -----------   -------------   --------
                                                     CLASS A      CLASS A (a)
                                                   -----------   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000       $  1.000      $  1.000
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.048          0.016         0.050
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.048)        (0.016)       (0.050)
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $  1.000       $  1.000      $  1.000
    -------------------------------------------------------------------------------------
        Total Return                                    4.90%          5.07%(b)      5.14%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)             $111,027       $125,075      $617,673
      Ratio of expenses to average net assets           0.78%          0.81%(c)      0.69%
      Ratio of net investment income to average
        net assets                                      4.79%          4.61%(c)      5.04%
      Ratio of expenses to average net assets*          0.93%          0.96%(c)        (d)


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Trust Shares, and the Fund commenced offering Class A Shares.



   (b) Represents total return for the Trust Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Class A Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Class A Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.55%.


   (c) Annualized.

   (d) There were no waivers during the period.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND





   FINANCIAL HIGHLIGHTS


   CONTINUED










                                                                    YEAR ENDED JULY 31,
                                                   -----------------------------------------------------
                                                     1999       1998       1997       1996        1995
                                                   --------   --------   --------   ---------   --------
                                                    TRUST      TRUST      TRUST     TRUST (a)
                                                   --------   --------   --------   ---------
    NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000   $  1.000   $  1.000   $  1.000    $  1.000
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.045      0.050      0.049      0.050       0.050
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.045)    (0.050)    (0.049)    (0.050)     (0.050)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  1.000   $  1.000   $  1.000   $  1.000    $  1.000
    ----------------------------------------------------------------------------------------------------
        Total Return                                   4.59%      5.09%      5.00%(e)     5.10%     5.14%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $536,899   $479,974   $416,966   $478,542    $617,673
      Ratio of expenses to average net assets          0.68%      0.69%      0.68%(b)     0.71%     0.69%
      Ratio of net investment income to average
        net assets                                     4.51%      4.98%      4.89%(b)     5.00%     5.04%
      Ratio of expenses to average net assets*         0.69%      0.70%        (c)        (c)         (c)


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Trust Shares, and the Fund commenced offering Class A Shares.


   (b) Annualized.

   (c)  There were no waivers during the period.


   (d) Represents total return for the Trust Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Class A Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Class A Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.55%.



   (e) Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998.

                                          U.S. TREASURY MONEY MARKET FUND
   OTHER INFORMATION ABOUT THE FUNDS        (FORMERLY U.S. TREASURY FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                    YEAR ENDED JULY 31,
                                                   -----------------------------------------------------
                                                    1999      1998      1997        1996         1995
                                                   -------   -------   -------   -----------   ---------
                                                   CLASS A   CLASS A   CLASS A   CLASS A (a)
                                                   -------   -------   -------   -----------
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.000   $ 1.000   $ 1.000    $  1.000     $   1.000
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                          0.040     0.046     0.045       0.015         0.048
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                         (0.040)   (0.046)   (0.045)     (0.015)       (0.048)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 1.000   $ 1.000   $ 1.000    $  1.000     $   1.000
    ----------------------------------------------------------------------------------------------------
        Total Return                                  4.06%     4.67%     4.60%       4.90%(b)      4.90%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $ 4,390   $ 8,070   $ 9,885    $ 12,263     $ 322,939
      Ratio of expenses to average net assets         0.79%     0.80%     0.79%       0.82%(c)      0.70%
      Ratio of net investment income to average
        net assets                                    4.03%     4.57%     4.50%       4.44%(c)      4.81%
      Ratio of expenses to average net assets*        0.95%     0.95%     0.94%       0.97%(c)        (c)


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Trust Shares, and the Fund commenced offering Class A Shares.



   (b) Represents total return for the Trust Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Class A Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Class A Shares for the period April 1, 1996 (commencement of operations) to July 31, 1996 was 1.49%.



   (c) Annualized.



   (d) There were no waivers during the period.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                    YEAR ENDED JULY 31,
                                                   -----------------------------------------------------
                                                     1999       1998       1997       1996        1995
                                                   --------   --------   --------   ---------   --------
                                                    TRUST      TRUST      TRUST     TRUST (a)
                                                   --------   --------   --------   ---------
    NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000   $  1.000   $  1.000   $  1.000    $  1.000
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.041      0.047      0.046      0.048       0.048
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.041)    (0.047)    (0.046)    (0.048)     (0.048)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  1.000   $  1.000   $  1.000   $  1.000    $  1.000
    ----------------------------------------------------------------------------------------------------
        Total Return                                   4.16%      4.77%      4.70%      4.93%       4.90%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $320,847   $352,055   $309,361   $368,162    $322,939
      Ratio of expenses to average net assets          0.69%      0.70%      0.69%      0.71%       0.70%
      Ratio of net investment income to average
        net assets                                     4.10%      4.67%      4.60%      4.82%       4.81%
      Ratio of expenses to average net assets*         0.70%      0.70%        (a)        (a)         (a)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)  There were no waivers during the period.

                                             TAX-EXEMPT MONEY MARKET FUND
   OTHER INFORMATION ABOUT THE FUNDS           (FORMERLY TAX-EXEMPT FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                     YEAR ENDED JULY 31,
                                                   -------------------------------------------------------
                                                     1999       1998       1997        1996         1995
                                                   --------   --------   --------   -----------   --------
                                                   CLASS A    CLASS A    CLASS A    CLASS A (a)
                                                   --------   --------   --------   -----------
    NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000   $  1.000   $  1.000    $  1.000     $  1.000
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.026      0.030      0.030       0.010        0.032
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.026)    (0.030)    (0.030)     (0.010)      (0.032)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  1.000   $  1.000   $  1.000    $  1.000     $  1.000
    ------------------------------------------------------------------------------------------------------
        Total Return                                   2.66%      3.03%      3.04%       3.12%(b)     3.22%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $ 22,844   $ 28,657   $ 27,926    $ 17,116     $ 57,640
      Ratio of expenses to average net assets          0.59%      0.60%      0.62%       0.68%(c)     0.54%
      Ratio of net investment income to average
        net assets                                     2.64%      2.97%      3.00%       2.82%(c)     3.15%
      Ratio of expenses to average net assets*         0.98%      0.98%      0.97%       1.03%(c)     0.74%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Trust Shares, and the Fund commenced offering Class A Shares.



   (b) Represents total return for the Trust Shares for the period from August 1, 1995 to March 31, 1996 plus the total return for the Class A Shares for the period from April 1, 1996 to July 31, 1996. Total return for the Class A Shares for the period April 1, 1996 (commencement of operations) through July 31, 1996 was 0.95%.



   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS         TAX-EXEMPT MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                  YEAR ENDED JULY 31,
                                                   -------------------------------------------------
                                                    1999      1998      1997       1996       1995
                                                   -------   -------   -------   ---------   -------
                                                    TRUST     TRUST     TRUST    TRUST (a)
                                                   -------   -------   -------   ---------
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.000   $ 1.000   $ 1.000    $ 1.000    $ 1.000
    ------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                          0.027     0.031     0.031      0.031      0.032
    ------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                         (0.027)   (0.031)   (0.031)    (0.031)    (0.032)
    ------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 1.000   $ 1.000   $ 1.000    $ 1.000    $ 1.000
    ------------------------------------------------------------------------------------------------
        Total Return                                  2.76%     3.13%     3.15%      3.15%      3.22%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period (000)            $73,880   $62,084   $55,429    $43,611    $57,640
      Ratio of expenses to average net assets         0.49%     0.50%     0.52%      0.54%      0.54%
      Ratio of net investment income to average
        net assets                                    2.71%     3.07%     3.10%      3.11%      3.15%
      Ratio of expenses to average net assets*        0.73%     0.73%     0.72%      0.74%      0.74%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


   (a) Effective April 1, 1996, the Fund's existing shares, which were previously unclassified, were designated as Trust Shares, and the Fund commenced offering Class A Shares.

   OTHER INFORMATION ABOUT THE FUNDS   TREASURY RESERVE MONEY MARKET FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                    YEAR ENDED DECEMBER 31,
                                                   ---------------------------------------------------------
                                                     1999        1998        1997        1996        1995
                                                   ---------   ---------   ---------   ---------   ---------
                                                    CLASS A     CLASS A     CLASS A     CLASS A     CLASS A
                                                   ---------   ---------   ---------   ---------   ---------
    NET ASSET VALUE, BEGINNING OF PERIOD           $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
    --------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                     0.043       0.046       0.047       0.047       0.053
    --------------------------------------------------------------------------------------------------------
        Total from Investment Activities               0.043       0.046       0.047       0.047       0.053
    --------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.043)     (0.046)     (0.047)     (0.047)     (0.053)
    --------------------------------------------------------------------------------------------------------
        Total Distributions                           (0.043)     (0.046)     (0.047)     (0.047)     (0.053)
    --------------------------------------------------------------------------------------------------------
    Net change in asset value                             --          --          --          --          --
    --------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
    --------------------------------------------------------------------------------------------------------
        Total Return (excludes sales charge)            4.38%       4.69%       4.76%       4.76%       5.41%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)            $ 143,208   $ 167,475   $  77,065   $  78,308   $ 168,430
      Ratio of expenses to average net assets           0.60%       0.77%       0.75%       0.68%       0.68%
      Ratio of net investment income to average
        net assets                                      4.28%       4.58%       4.68%       4.72%       5.28%
      Ratio of expenses in average net assets*          0.70%       0.78%         (a)       0.74%       0.75%



    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.



   (a)  There were no fee reductions in this period.

   OTHER INFORMATION ABOUT THE FUNDS   TREASURY RESERVE MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                   TRUST SHARES
                                                   ---------------------------------------------
                                                                                    PERIOD ENDED
                                                      YEAR ENDED DECEMBER 31,       DECEMBER 31,
                                                   ------------------------------   ------------
                                                     1999       1998       1997       1996(a)
                                                   --------   --------   --------   ------------
                                                    TRUST      TRUST      TRUST        TRUST
                                                   --------   --------   --------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD           $  1.000   $  1.000   $  1.000     $  1.000
    --------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                    0.043      0.046      0.049        0.024
    --------------------------------------------------------------------------------------------
        Total from Investment Activities              0.043      0.046      0.049        0.024
    --------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.043)    (0.046)    (0.049)      (0.024)
    --------------------------------------------------------------------------------------------
        Total Distributions                          (0.043)    (0.045)    (0.049)      (0.024)
    --------------------------------------------------------------------------------------------
    Net change in asset value                            --         --         --           --
    --------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $  1.000   $  1.000   $  1.000     $  1.000
    --------------------------------------------------------------------------------------------
        Total Return                                   4.38%      4.93%      5.05%        2.43%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)            $341,304   $309,979   $114,276     $109,698
      Ratio of expenses to average net assets          0.59%      0.63%      0.80%        0.62%(c)
      Ratio of net investment income to average
        net assets                                     4.31%      4.78%      4.94%        4.72%(c)
      Ratio of expenses in average net assets*         0.60%        (d)        (d)          (d)



    * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.



   (a) For the period from July 1, 1996 (commencement of operations) through December 31, 1996.



   (b) Not annualized.



   (c)  Annualized.



   (d) There were no fee reductions in this period.

                        INSTITUTIONAL PRIME OBLIGATIONS MONEY MARKET FUND


   OTHER INFORMATION ABOUT THE FUNDS    (FORMERLY THE INSTITUTIONAL PRIME
                                                         OBLIGATIONS FUND)



   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                YEAR ENDED JULY 31, 1999
                                                       --------------------------------------------------------------------------
                                                       CLASS I (a)                   CLASS II (b)                   CLASS III (c)
                                                       -----------                   ------------                   -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000                       $ 1.000                         $ 1.000
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                0.042                         0.020                           0.018
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                               (0.042)                       (0.020)                         (0.018)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 1.000                       $ 1.000                         $ 1.000
    -----------------------------------------------------------------------------------------------------------------------------
        Total Return (d)                                    4.31%(d)                      1.96%(d)                        1.84%(d)
    RATIOS SUPPLEMENTAL DATA:
      Net Assets at end of period (000)                  $69,458                       $26,000                         $13,575
      Ratio of expenses to average net assets               0.22%(e)                      0.49%(e)                        0.74%(e)
      Ratio of net investment income to average net
        assets                                              4.82%(e)                      4.45%(e)                        4.22%(e)
      Ratio of expenses to average net assets*              0.45%(e)                      0.72%(e)                        0.97%(e)


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) For the period from September 15, 1998 (commencement of operations) through July 31, 1999.

   (b) For the period from February 19, 1999 (commencement of operations) through July 31, 1999.

   (c) For the period from February 22, 1999 (commencement of operations) through July 31, 1999.

   (d) Not annualized.

   (e) Annualized.

For more information about the Funds, the following documents are available free upon request:



ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):



The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.



STATEMENT OF ADDITIONAL INFORMATION (SAI):



The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.



You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:



                        AMSOUTH FUNDS


                        3435 STELZER ROAD


                        COLUMBUS, OHIO 43219


                        TELEPHONE: 1-800-451-8382


                        INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM



You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:



- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.


- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-5551.                            ASOP31300MM

                                  AMSOUTH FUNDS



                       Statement of Additional Information


                                 March 13, 2000


                                -----------------


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of the AmSouth Value Fund, the AmSouth Growth Fund, the AmSouth Capital Growth Fund, the AmSouth Large Cap Fund, the AmSouth Mid Cap Fund, the AmSouth Small Cap Fund, the AmSouth Equity Income Fund, the AmSouth Balanced Fund, the AmSouth Select Equity Fund, the AmSouth Enhanced Market Fund, the AmSouth International Equity Fund, the AmSouth Strategic
Portfolios: Aggressive Growth Portfolio, the AmSouth Strategic Portfolios:
Growth Portfolio, the AmSouth Strategic Portfolios: Growth and Income Portfolio, the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, the AmSouth Strategic Portfolios: Current Income Portfolio, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund, the AmSouth Government Income Fund, the AmSouth Limited Term U.S. Government Fund, the AmSouth Municipal Bond Fund, the AmSouth Florida Tax-Exempt Fund, the AmSouth Tennessee Tax-Exempt Fund, the AmSouth Limited Term Tennessee Tax-Exempt Fund, the AmSouth Prime Money Market Fund, the AmSouth U.S. Treasury Money Market Fund, the AmSouth Treasury Reserve Money Market Fund, the AmSouth Tax-Exempt Money Market Fund, and the AmSouth Prime Obligations Money Market Fund (each a "Fund" and collectively the "Funds"), each dated March 13, 2000. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. A copy of each Fund's Prospectus may be obtained by writing to AmSouth Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, or by telephoning toll free (800) 451-8382.

                                TABLE OF CONTENTS

                                                                                           Page

AMSOUTH FUNDS .......................................................................       1

INVESTMENT OBJECTIVES AND POLICIES ..................................................       2
         Additional Information on Portfolio Instruments ............................       3
         Investment Restrictions ....................................................      35
         Additional Investment Restrictions .........................................      39
         Portfolio Turnover .........................................................      42

VALUATION ...........................................................................      44
         Valuation of the Money Market Funds and the Institutional Money Market Fund       44
         Valuation of the Capital Appreciation Funds and the Income Funds ...........      45

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ......................................      45
         Purchase of Shares .........................................................      46
         Matters Affecting Redemption ...............................................      49
         Taxes ......................................................................      50
         Additional Tax Information .................................................      53
         Additional Tax Information Concerning the Tax-Exempt Fund, the
                  Tax-Free Funds, the Tennessee Tax-Exempt Fund, and the Limited Term
Tennessee Tax-Exempt Fund ...........................................................      56

MANAGEMENT OF THE TRUST .............................................................      60
         Officers ...................................................................      62
         Portfolio Transactions .....................................................      68
         Glass-Steagall Act .........................................................      71
         Administrator ..............................................................      72
         Expenses ...................................................................      74
         Sub-Administrators .........................................................      74
         Distributor ................................................................      75
         Custodian ..................................................................      81
         Transfer Agent and Fund Accounting Services ................................      81
         Independent Accountants ....................................................      81
         Legal Counsel ..............................................................      81

PERFORMANCE INFORMATION .............................................................      82
         Yields of the Money Market Funds ...........................................      82
         Yield of the Capital Appreciation Funds, the Income Funds and the
                  Tax-Free Funds ....................................................      84
         Calculation of Total Return ................................................      86
         Performance Comparisons ....................................................      95

ADDITIONAL INFORMATION...............................................................      96

         Organization and Description of Shares .....................................      96
         Shareholder Liability ......................................................      97
         Miscellaneous ..............................................................      97

FINANCIAL STATEMENTS ................................................................     101

APPENDIX ............................................................................     102

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AMSOUTH FUNDS

      AmSouth Funds (the "Trust") is an open-end management investment company. The Trust consists of twenty-nine series of units of beneficial interest ("Shares"), each representing interests in one of twenty-nine separate investment portfolios (each a "Fund"): the AmSouth Value Fund (formerly the AmSouth Equity Fund)(the "Value Fund"), the AmSouth Growth Fund (formerly the AmSouth Capital Growth Fund)(the "Growth Fund"), the AmSouth Small Cap Fund (the "Small Cap Fund"), the AmSouth Equity Income Fund (the "Equity Income Fund"), the AmSouth Balanced Fund (the "Balanced Fund"), the AmSouth Select Equity Fund (the "Select Equity Fund"), and the AmSouth Enhanced Market Fund (the "Enhanced Market Fund" and these seven Funds being collectively referred to as the "former AmSouth Capital Appreciation Funds"), the AmSouth Capital Growth Fund (the "Capital Growth Fund"), the AmSouth Large Cap Fund (the "Large Cap Fund"), the AmSouth Mid Cap Fund (the "Mid Cap Fund"), and the International Equity Fund (the "International Equity Fund" and these four Funds being collectively referred to as the "former ISG Capital Appreciation Funds"), the AmSouth Strategic Portfolios: Aggressive Growth Portfolio (the "Aggressive Growth Portfolio"), the AmSouth Strategic Portfolios: Growth Portfolio (the "Growth Portfolio"), the AmSouth Strategic Portfolios: Growth and Income Portfolio (the "Growth and Income Portfolio, the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio (the "Moderate Growth and Income Portfolio"), the AmSouth Strategic Portfolios: Current Income Portfolio (the "Current Income Portfolio" and these five Funds being collectively referred to as the "Strategic Portfolios"), the AmSouth Bond Fund (the "Bond Fund"), the AmSouth Limited Term Bond Fund (formerly the AmSouth Limited Maturity Fund)(the "Limited Term Bond Fund"), the AmSouth Government Income Fund (the "Government Income Fund"), the AmSouth Municipal Bond Fund (the "Municipal Bond Fund"), the AmSouth Florida Tax-Exempt Fund (formerly the AmSouth Florida Tax-Free Fund)(the "Florida Fund" and these five Funds being collectively referred to as the "the former AmSouth Income Funds"),the AmSouth Limited Term U.S. Government Fund (the "Limited Term U.S. Government Fund"), the AmSouth Tennessee Tax-Exempt Fund (the "Tennessee Tax-Exempt Fund"), the AmSouth Limited Term Tennessee Tax-Exempt Fund (the "Limited Term Tennessee Tax-Exempt Fund" and these three Funds being collectively referred to as the "former ISG Income Funds"), the AmSouth Prime Money Market Fund (formerly the AmSouth Prime Obligations Fund) (the "Prime Money Market Fund"), the AmSouth U.S. Treasury Money Market Fund (formerly the AmSouth U.S. Treasury Fund)(the "U.S. Treasury Fund"), the AmSouth Tax-Exempt Money Market Fund (the "Tax-Exempt Fund"), the AmSouth Treasury Reserve Money Market Fund (the "Treasury Reserve Fund" and these four Funds being collectively referred to as the "Money Market Funds"), and the AmSouth Institutional Prime Obligations Money Market Fund (formerly the AmSouth Institutional Prime Obligations Fund)(the "Institutional Prime Obligations Fund" or the "Institutional Money Market Fund"). The former AmSouth Capital Appreciation Funds and the former ISG Capital Appreciation Funds are also collectively referred to herein as the "Capital Appreciation Funds."

The former AmSouth Income Funds and the former ISG Income Funds are also collectively referred to herein as the "Income Funds." The Florida Fund and the Municipal Bond Fund are also collectively referred to herein as the "Tax-Free Funds." The Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund are also collectively referred to herein as the "former ISG Tax-Free Funds." The Funds, except for the U.S. Treasury Fund, the Tax-Exempt Fund, the Treasury Reserve Fund, and the Institutional Prime Obligations Fund, offer three classes of Shares: Trust Shares (formerly Premier Shares), Class A Shares (formerly Classic Shares), and Class B Shares. The U.S. Treasury Fund, the Treasury Reserve Fund, and the Tax-Exempt Fund offer two classes of Shares:
Trust Shares and Class A Shares. The Institutional Prime Obligations Fund and the Institutional U.S. Treasury Fund offer three classes of Shares: Class I Shares, Class II Shares, and Class III Shares. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. This Statement of Additional Information relates to all Funds. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.

ISG Merger. In March, 2000, the Funds of the Trust merged with the ISG Funds pursuant to an Agreement and Plan of Reorganization. Except for the folowing Funds listed below, AmSouth Funds are considered to be the surviving funds for accounting purposes. The following list shows the name of the former ISG Funds that are considered to be the surviving funds for accounting purposes and the current name of such Funds:

NAME OF FORMER ISG FUND                                     AMSOUTH FUNDS' NAME

ISG Current Income Portfolio                                Current Income Portfolio

ISG Treasury Money Market Fund                              Treasury Reserve Money Market Fund

ISG Moderate Growth & Income Portfolio                      Moderate Growth and Income Portfolio

ISG Growth & Income Portfolio                               Growth and Income Portfolio

ISG Growth Portfolio                                        Growth Portfolio

ISG Aggressive Growth Portfolio                             Aggressive Growth Portfolio

ISG Mid-Cap Fund                                            Mid Cap Fund

ISG Large-Cap Equity Fund                                   Large Cap Fund

ISG International Equity Fund                               International Equity Fund

ISG Capital Growth Fund                                     Capital Growth Fund

ISG Tennessee Tax-Exempt Fund                               Tennessee Tax-Exempt Fund

ISG Limited Term Tennessee Tax-Exempt Fund                  Limited Term Tennessee Tax-Exempt Fund

ISG Limited Term U.S. Government Fund                       Limited Term U.S. Government Fund

These 13 Funds are collectively referred to as the PREDECESSOR FUNDS. Individual Predecessor Fund are identified in this Statement of Additional Information by their AmSouth Funds' name.

                       INVESTMENT OBJECTIVES AND POLICIES

Strategic Portfolios

Each Strategic Portfolio seeks to achieve its investment objective by allocating its assets among other mutual funds ("Underlying Funds") advised by the Adviser, within predetermined strategy ranges, as set forth below. The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

      Each Strategic Portfolio will invest its assets in the Underlying Funds within the strategy ranges (expressed as a percentage of the Strategic Portfolio's assets) indicated below:

                                                                              Strategy Ranges
                                                                              ---------------
                                                                                           Moderate
                                           Aggressive                     Growth and     Growth and        Current
                                               Growth          Growth         Income         Income         Income
Underlying Fund                             Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
---------------                             ---------       ---------      ---------      ---------      ---------

Value Fund                                      0-70%           0-65%          0-60%          0-50%             0%
Large Cap Fund                                  0-70%           0-65%          0-60%          0-50%             0%
Capital Growth Fund                             0-45%           0-25%          0-25%          0-15%             0%
Equity Income Fund                                 0%           0-25%          0-25%          0-15%             0%
Mid Cap Fund                                    0-30%           0-25%          0-20%             0%             0%
Small Cap Fund                                  0-30%           0-25%          0-20%             0%             0%
International Equity Fund                       0-20%           0-15%          0-15%             0%             0%
Bond Fund                                          0%              0%             0%             0%         35-55%
Limited Term Bond Fund                             0%              0%          0-20%          0-45%         40-60%
Prime Money Market Fund                         0-30%           0-20%          0-20%          0-20%          0-30%
Government Income Fund                             0%           0-25%          0-60%          0-70%             0%


      The Strategic Portfolios' selection of the Underlying Funds in which to invest, as well as the percentage of a Strategic Portfolio's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders.

      Changes in the net asset value of the Underlying Funds may affect cash income, if any, derived from these investments and will affect a Strategic Portfolio's net asset value. Because each Strategic Portfolio invests primarily in other mutual funds, which fluctuate in value, the Strategic Portfolio's shares will correspondingly fluctuate in value. Although the Strategic Portfolios normally seek to remain substantially fully invested in the Underlying Funds, each Strategic Portfolio may invest temporarily in certain short-term obligations. Such obligations may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. Each Strategic Portfolio also may borrow money for temporary or emergency purposes.

      The 1940 Act permits the Strategic Portfolios to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), such as the Strategic Portfolios and the Underlying Funds, provided that the Strategic Portfolios observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders and do not invest in other funds of funds.

Additional Information on Portfolio Instruments

      The following policies supplement the investment objectives, restrictions and policies of each Fund as set forth in the respective Prospectus for that Fund.

High Quality Investments With Regard to the Money Market Funds and the Institutional Money Market Fund. As noted in the Prospectuses for the Money Market Funds and the Institutional Money Market Fund, each such Fund may invest only in obligations determined by AmSouth Bank, Birmingham, Alabama ("AmSouth") the investment adviser to the Trust ("Adviser") to present minimal credit risks under guidelines adopted by the Trust's Trustees.

      With regard to the Prime Money Market Fund and the Institutional Prime Obligations Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two nationally recognized statistical ratings organizations ("NRSROs"); or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees. With regard to the Tax-Exempt Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating, (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees. For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities which may be purchased by the Prime Money Market Fund and the Tax-Exempt Fund are hereinafter referred to as "Eligible Securities.")

      A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by the Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.

      The Prime Money Market Fund and the Institutional Prime Obligations Fund will not invest more than 5% of its total assets in the securities of any one issuer, except that the Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as an Eligible Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

      Under the guidelines adopted by the Trust's Trustees and in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Adviser may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

      The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

      Bankers' Acceptances and Certificates of Deposit. All of the Funds, except the U.S. Treasury Fund, the Treasury Reserve Fund, and the Limited Term U.S. Government Fund, may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. The Prime Money Market Fund and the Institutional Prime Obligations Fund will not invest in excess of 10% of its net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

      Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

      Commercial Paper. Each Fund, except for the U.S. Treasury Fund, the Treasury Reserve Fund, and the Limited Term U.S. Government Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

      Each Fund except the U.S. Treasury Fund, the Treasury Reserve Fund, the Limited Term U.S. Government Fund, the Tax-Exempt Fund, and the Tax-Free Funds may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.

      High Yield Securities. The Equity Income Fund, and to a limited extent the Capital Growth Fund, may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by S&P and "Ba" or lower by Moody's). The Capital Growth Fund may invest in securities rated as low as Ba by Moody's or BB by S&P, Fitch, or Duff. Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

      Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Equity Income Fund more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Equity Income Fund's ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Equity Income Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

      Insurance Company Funding Agreements. The former ISG Capital Appreciation Funds, the Bond Fund, the Limited Term Bond Fund, the former ISG Tax-Free Funds, the Prime Money Market Fund, and the Institutional Prime Obligations Fund may invest in funding agreements ("Funding Agreements"), also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, these Funds invest an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. These Funds will only purchase a Funding Agreement (i) when the Adviser has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the 1940 Act, of the issuer, on any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because these Funds may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in such Fund which are not readily marketable, will not exceed 15% of such Fund's net assets in the case of the Bond Fund, the Limited Term Bond Fund, the International Equity Fund, the Large Cap Fund, and the Mid Cap Fund, and 10% of such Funds net assets in the case of the Prime Money Market Fund, the Capital

Growth Fund, the Tennessee Tax-Exempt Fund, and the Limited Term Tennessee Tax-Exempt Fund. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

      Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Prime Money Market Fund, the Institutional Prime Obligations Fund, the Capital Appreciation Funds, the former AmSouth Income Funds, and the former ISG Tax-Free Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. The Adviser or Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

      Variable and Floating Rate Notes and Bonds. The former ISG Capital Appreciation Funds, the Tax-Exempt Fund, the Bond Fund, the Limited Term Bond Fund, the Tax-Free Funds, and the former ISG Tax-Free Funds may acquire variable and floating rate notes and bonds, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide "for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

      For purposes of these Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

Participation Interests and Trust Receipts. (Former ISG Capital Appreciation Funds, former ISG Tax-Free Funds) Each of these Funds may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Adviser, acting upon delegated authority from the Trust's Board of Trustees, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Adviser, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Adviser will consider, in accordance with procedures established by the Board of Trustees, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

      Zero Coupon Obligations. The Bond Fund, Limited Term Bond Fund, the former ISG Capital Appreciation Funds, the former ISG Income Funds, the Treasury Reserve Fund, and the Tax-Exempt Fund may acquire zero-coupon obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Bond Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 15% of the value of the Bond Fund's total assets, and the Limited Term Bond Fund and the Tennessee Tax-Exempt Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 25% of the value of the Limited Term Bond Fund's total assets. The former ISG Capital Appreciation Funds and the former ISG Tax-Free Funds also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities.

      An increase in interest rates will generally reduce the value of the investments in the Income Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

      Foreign Investment. All of the Funds, except the U.S. Treasury Fund, the Treasury Reserve Fund, the former ISG Income Funds, and the Tax-Free Funds, may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, and American Depository Receipts ("ADRs") which are foreign shares of a company held by a U.S. bank which issues a receipt evidencing ownership. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire such securities only when the Adviser or Sub-Adviser believes the risks associated with such investments are minimal.

         Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which the Adviser or Sub-Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Adviser or Sub-Adviser will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

      If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      Reverse Repurchase Agreements. As discussed in each Prospectus, each Fund, except the former ISG Capital Appreciation Funds and the former ISG Income Funds, may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such an agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities in the case of the Money Market Funds, the Institutional Money Market Fund, and the former AmSouth Income Funds or other liquid, high-grade debt securities, in the case of the former AmSouth Capital Appreciation Funds. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

      U.S. Government Obligations. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those such as GNMA and the Export-Import Bank of the United States, which are supported by the full faith and credit of the U.S. government; others, such as those of FNMA, which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or FHLMC, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Adviser or Sub-Adviser believes that the credit risk with respect thereto is minimal.

      The principal governmental (i.e., backed by the full faith and credit of the U.S. government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Government-related (i.e., not backed by the full faith and credit of the U.S. government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC but are not backed by the full faith and credit of the U.S. government.

      When-Issued or Forward Commitment Securities. As discussed in the Prospectuses, each Fund except the Prime Money Market Fund, the Institutional Prime Obligations Fund, and the U.S. Treasury Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each of the former AmSouth Capital Appreciation Funds expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Adviser or Sub-Adviser to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

      When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

      Asset-Backed Securities. The Bond Fund, the Limited Term Bond Fund, the Institutional Prime Obligations Fund, the Capital Growth Fund, and the Prime Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

      Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

      Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period, typically 18 months. The CARD'S principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. CARDS have monthly payment schedules, weighted-average lives of 18-24 months and stated final maturities ranging from 3 to 5 years. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

      Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. The Bond Fund and the Limited Term Bond Fund will only purchase an asset-backed security if it is rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if unrated, found by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality. Asset-backed securities purchased by the Institutional Prime Obligations Fund will be subject to the same quality requirements as other securities purchased by the Fund.

      Mortgage-Related Securities. Mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Government Income Fund may purchase mortgage-related securities at a premium or at a discount.

      Mortgage-Related Securities Issued By Nongovernmental Entities. The Government Income Fund and the Capital Growth Fund may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are not direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Government Income Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Government Income Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Adviser determines that the securities meet the Government Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Government Income Fund and the Capital Growth Fund will not purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid, if as a result, more than 15% of the value of the Government Income Fund's or more than 10% of the value of the Capital Growth Fund's net assets will be illiquid.

      Collateralized Mortgage Obligations. Mortgage-related securities in which the Government Income Fund, the Limited Term U.S. Government Fund, and the Capital Growth Fund may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations. The staff of the Securities and Exchange Commission has determined that certain issuers of CMOs are investment companies for purposes of the 1940 Act.

      CMOs may include Stripped Mortgage Securities. Such securities are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa.

      The Stripped Mortgage Securities held by the Funds will be considered liquid securities only under guidelines established by the Trust's Board of Trustees, and the Fund will not purchase a Stripped Mortgage Security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

      In reliance on a recent staff interpretation, the Funds' investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the staff's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (a) invest primarily in mortgaged-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs or REMICs that do not meet the above requirements, the Funds' investment in such securities will be subject to the limitations on its investment in investment company securities. See "Investment Company Securities" in this Statement of Additional Information.

      The Fund expect that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be different from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of securities.

      Convertible Securities. Each of the Capital Appreciation Funds may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Each Fund other than the Balanced Fund may invest in convertible securities rated "BBB" or higher by an NRSRO at the time of investment, or if unrated, of comparable quality. The Equity Income Fund may invest in convertible securities rated "BB" or lower by an NRSRO at the time of investment, or if unrated, of comparable quality. The Balanced Fund may invest in convertible securities rated "A" or higher by an NRSRO or, if unrated, of comparable quality. If a convertible security falls below these minimum ratings after a Fund has purchased it, a Fund is not required to drop the convertible bond from its portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

      Securities which are rated "BB" or lower by Standard & Poor's or "Ba" or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. There is no lower limit with respect to rating categories for convertible securities in which the Equity Income Fund may invest.

      Corporate debt obligations that are not determined to be investment-grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions or the issuer's credit quality. Because investments in lower rated securities involve greater investment risk, achievement of the Equity Income Fund's investment objective may be more dependent on the Sub-Adviser's credit analysis than would be the case if the Fund were investing in higher rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities. The Sub-Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

      Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

      The Funds will exchange or convert the convertible securities held in portfolio into shares of the underlying common stock in instances in which, in the opinion of the Adviser or Sub-Adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objectives. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Adviser or Sub-Adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser or Sub-Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

      As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

      Calls. The Capital Appreciation Funds, the Bond Fund, the Limited Term Bond Fund and the Government Income Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be issued by the Options Clearing Corporation and may or may not be listed on a National Securities Exchange. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Adviser's or Sub-Adviser's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

      A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

      Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike when a Fund owns securities not subject to an option, these Funds will not have any control over when they may be required to sell the underlying securities, since they may be assigned an exercise notice at any time prior to the expiration of their obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the

Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds will consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

      The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser or Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

      Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

      Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

      Puts. The Tax-Exempt Fund and the Tax-Free Funds may acquire "puts" with respect to Municipal Securities held in their portfolios, the Balanced Fund, the Bond Fund, and the Limited Term Bond Fund may acquire "puts" with respect to debt securities held in their portfolios, and the former ISG Capital Appreciation Funds, the Enhanced Market Fund and Select Equity Fund may acquire "puts" with respect to equity securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

      The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

      Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Tax-Exempt Fund's assets pursuant to Rule 2a-7 under the 1940 Act. See "Variable and Floating Rate Notes" and "Valuation of the Prime Money Market Fund, the U.S. Treasury Fund and the Tax-Exempt Fund" in this Statement of Additional Information.

      The Limited Term Bond Fund will acquire puts solely to shorten the maturity of the underlying debt security.

      The Tax-Exempt Fund, the Tax-Free Funds, the Limited Term Bond Fund, the former ISG Capital Appreciation Funds, the Balanced Fund, the Enhanced Market Fund, and the Select Equity Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

      The former ISG Capital Appreciation Funds may write covered put options in respect of specific securities in which the Funds may invest and write covered call and put option contracts. The principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

      Futures Contracts and Related Options. The Enhanced Market Fund, the Select Equity Fund, the Small Cap Fund, the former ISG Capital Appreciation Funds, and the former ISG Tax-Free Funds may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) to commit funds awaiting investment, to maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

      Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

      Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying the futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

      When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

      Successful use of futures by the Funds is also subject to an adviser's or sub-adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

      The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

      Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

      Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

      The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Investment Company Securities. Each Capital Appreciation Fund and Income Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund including Shares of the AmSouth Prime Money Market Fund, the AmSouth U.S. Treasury Fund and the Treasury Reserve Fund (the "AmSouth Money Market Funds"), and the AmSouth Institutional Prime Obligations Fund (the "AmSouth Institutional Money Market Fund"); the former ISG Capital Appreciation Funds, the former ISG Income Funds, and the Treasury Reserve Money Market Fund may invest in securities issued by other investment companies which principally invest in securities of the type in which such Fund invests; and the Prime Money Market Fund, the Institutional Prime Obligations Fund, and the Tax-Exempt Fund may invest in the securities of other money market funds that have similar policies and objectives provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by the Funds in the AmSouth Money Market Funds or the AmSouth Institutional Money Market Fund, the Adviser and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the AmSouth Money Market Funds or the AmSouth Institutional Money Market Fund that are attributable to those Fund investments. The Adviser and the Administrator will promptly forward such fees to the Funds. Each Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.

      Securities Lending. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which are not affiliated directly or indirectly with the Trust. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or other liquid securities. This collateral will be valued daily by the Adviser or Sub-Adviser and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser or Sub-Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

      Short-Term Trading. Each Capital Appreciation Fund and the Government Income Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Adviser or Sub-Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

      Short-Selling. (International Equity Fund and, to a limited extent, Capital Growth Fund, and the former ISG Income Funds) In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of these Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of these Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

      Municipal Securities. Under normal market conditions, the Tax-Exempt Fund and the Municipal Bond Fund will be primarily invested in bonds (and in the case of the Tax-Exempt Fund, notes) issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from federal income tax ("Municipal Securities"). Under normal market conditions, the Tax-Exempt Fund will invest at least 80% of its total assets, the Municipal Bond Fund will invest at least 80% of its net assets, and the Florida Fund may invest up to 20% of its net assets in Municipal Securities, the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax.

      Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, private activity bonds may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered Municipal Securities if they do not have this effect regarding individuals.

      Municipal Securities may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

      Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

      As described in the Prospectuses of the Tax-Exempt Fund, the Municipal Bond Fund and the Florida Fund (collectively, the "Tax-Free Funds"), the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. A Fund permitted to invest in Municipal Securities may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchases by the Tax-Exempt Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Tax-Exempt Fund. Neither event would under all circumstances require the elimination of such an obligation from the Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the Fund.

      Municipal Securities purchased by the Tax-Exempt Fund may include rated and unrated variable and floating rate tax-exempt notes, which may have a stated maturity in excess of one year but which will, in such event, be subject to a demand feature that will permit the Tax-Exempt Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or
(ii) at specified intervals not exceeding one year and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax-Exempt Fund will approximate their par value.

      An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

      Opinions relating to the validity of Eligible Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Free Funds nor the Adviser will review the proceedings relating to the issuance of Eligible Municipal Securities or the basis for such opinions.

      Although the Tax-Exempt Fund and Municipal Bond Fund do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. An example of such securities are obligations the repayment of which is dependent upon similar types of projects. Such investments would be made only if deemed necessary or appropriate by the Adviser. To the extent that the Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such securities, such as negative developments in a particular industry, to a greater extent than it would be if the Fund's assets were not so concentrated.

      The Tax-Free Funds may acquire "puts" with respect to Eligible Municipal Securities held in their portfolios. Under a put, the Funds would have the right to sell a specified Eligible Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Eligible Municipal Security. The Funds will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying Eligible Municipal Securities, or permit the investment of the Funds' at a more favorable rate of return. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put separately in cash. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

      Tax-Free Funds. The Tax-Free Funds may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by the Funds, but are not marketable to third parties. Master demand notes are direct lending arrangements between the Fund and the issuer of such notes. The Adviser will review the quality of master demand notes at least quarterly, and will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Funds set forth above for commercial paper.

      The Tax-Free Funds may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Funds will be determined by the Adviser under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Funds' investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Funds will approximate their par value.

      The Tax-Free Funds may acquire zero coupon obligations. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Funds will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 20% of the value of the Florida Fund's total assets and 25% of the Municipal Bond Fund's total assets.

      An increase in interest rates will generally reduce the value of the investments in the Tax-Free Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors besides current yield, including the preservation of capital, maturity, and yield to maturity.

      Former ISG Tax-Free Funds. Municipal Securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Securities and purchased and sold separately.

      Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

      Each of these Funds may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. The Trust's Board of Trustees has established guidelines for the Adviser to determine the liquidity and appropriate valuation of lease obligations based on factors which include:
(1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

      Each of these Funds may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.

      Each Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Securities and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, each of these Funds expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

      The Municipal Bond Fund -- Concentration in Alabama Issuers. The Municipal Bond Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt form both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Alabama Municipal Securities"). Because of the relatively small number of issuers of Alabama Municipal Securities, the Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Fund's Shares.

      General Economic Characteristics of Alabama. Alabama ranks twenty-third in the nation in total population, with over four million residents in 1998. Its economy has historically been based primarily on agriculture, textiles, mineral extraction and iron and steel production, although the state has diversified into health care related industries and other service-oriented sectors. Overall job growth rate was 0.2% in 1998. Alabama's per capita income in 1998 was $21,442, 81.2% of U.S. per capita income. Currently Alabama's general obligations are rated Aa3 by Moody's and AA by Standard and Poor's.


      BALANCED BUDGET AND PRO-RATION PROCEDURES. Section 213 of the Constitution of Alabama, as amended, requires that annual financial operations of Alabama must be on a balanced budget. The Constitution also prohibits the state from incurring general obligation debt unless authorized by an amendment to the Constitution. Amendments to the Constitution have generally been adopted through a procedure that requires each amendment to be proposed by a favorable vote of three-fifths of all the members of each house of the Legislature and thereafter approved by a majority of the voters of the state voting in a statewide election.

      Alabama has statutory budget provisions which create a proration procedure in the event that estimated budget resources in a fiscal year are insufficient to pay in full all appropriations for such fiscal year. The Alabama state budget is composed of two funds - the General Fund and the Education Fund. Proration of either Fund is possible in any fiscal year, and proration may have a material adverse effect on entities dependent on state funding, including certain issuers of Alabama Municipal Securities held in the Alabama Fund.

      Court decisions have indicated that certain state expenses necessary for essential functions of government are not subject to proration under applicable law. The Supreme Court of Alabama has held that the debt prohibition contained in the constitutional amendment does not apply to obligations incurred for current operating expenses payable during the current fiscal year, debts incurred by separate public corporations, or state debt incurred to repel invasion or suppress insurrection. The state may also make temporary loans not exceeding $300,000 to cover deficits in the state treasury. Limited obligation debt may be authorized by the legislature without amendment to the Constitution. The state has followed the practice of financing certain capital improvement programs - principally for highways, education and improvements to the State Docks - through the issuance of limited obligation bonds payable solely out of certain taxes and other revenues specifically pledged for their payment and not from the general revenues of the state.

      GENERAL OBLIGATION WARRANTS. Municipalities and counties in Alabama traditionally have issued general obligation warrants to finance various public improvements. Alabama statutes authorizing the issuance of such interest-bearing warrants do not require an election prior to issuance. On the other hand, the Constitution of Alabama (Section 222) provides that general obligation bonds may not be issued without an election.

      The Supreme Court of Alabama validated certain general obligation warrants issued by the City of Hoover, reaffirming that such obligations did not require an election under Section 222 of the Constitution of Alabama. In so holding, the Court found that warrants are not "bonds" within the meaning of Section 222. According to the Court, warrants are not negotiable instruments and transferees of warrants cannot be holders in due course. Therefore, a transferee of warrants is subject to all defenses that the issuer of such warrants may have against the transferor.

      County boards of education may borrow money by issuing interest-bearing warrants payable solely out of such board's allocated or apportioned share of specified tax. The county board's apportioned share of such tax may be diminished upon the establishment of a city school system, which could jeopardize the payment of the county board's warrants.

      LIMITED TAXING AUTHORITY. Political subdivisions of the state have limited taxing authority. Ad valorem taxes may be levied only as authorized by the Alabama Constitution. In order to increase the rate at which any ad valorem tax is levied above the limit otherwise provided in the Constitution, the proposed increase must be proposed by the governing body of the taxing authority after a public hearing, approved by an act of the Alabama Legislature and approved at an election within the taxing authority's jurisdiction. In addition, the Alabama Constitution limits the total amount of state, county, municipal and other ad valorem taxes that may be imposed on any class of property in any one tax year. This limitation is expressed in terms of a specified percentage of the market value of such property.

      Specific authorizing legislation is required for the levy of taxes by local governments. In addition, the rate at which such taxes are levied may be limited to the authorizing legislation or judicial precedent. For example, the Alabama Supreme Court has held that sales and use taxes, which usually comprise a significant portion of the revenues for local governments, may not be levied at rates that are confiscatory or unreasonable. The total sales tax (state and local) in some jurisdictions is 9%. State and local governments in Alabama are more dependent on general and special sales taxes than are state and local governments in many states. Because sales taxes are less stable sources of revenue than are property taxes, state and local governments in Alabama may be subject to shortfalls in revenue due to economic cycles.

      PRIORITY FOR ESSENTIAL GOVERNMENTAL FUNCTIONS. Numerous decisions of the Alabama Supreme Court hold that a governmental unit may first use its taxes and other revenues to pay the expenses of providing necessary governmental services before paying debt service on its bonds, warrants or other indebtedness.

      CHALLENGE TO EDUCATION FUNDING. On January 10, 1997, the Alabama Supreme Court affirmed a lower court ruling which held that an unconstitutional disparity exists among Alabama's public school districts because, among other things, of an inequitable distribution of tax funds among the school districts. In order to comply with the ruling, the Alabama Legislature continues to restructure the public educational system in Alabama, subject to review by the state courts. Any reallocation of funds between school districts arising out of this restructuring could impair the ability of certain districts to service debt.

      The Florida Fund -- Diversification and Concentration. The Florida Fund is a non-diversified fund under the 1940 Act and may concentrate its investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended (the "Code"), the Florida Fund generally may not invest in a manner such that at the end of each fiscal quarter (i) more than 25% of its total assets are represented by securities of any one issuer (other than U.S. government securities) and (ii) with respect to 50% of its total assets, more than 5% of its total assets are represented by the securities of any one issuer (other than U.S. government securities). Thus, the Florida Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers. Because of the relatively small number of issuers of Florida Municipal Securities, the Florida Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Florida Fund's shares.

      General Economic Characteristics of Florida. Florida ranks fourth in the nation in total population, with over 12.9 million residents in 1990, and has been one of the fastest growing states in the nation. Historically, tourism, agriculture, construction and manufacturing have constituted the most important sectors of the state's economy. Construction activity slows during periods of high interest rates or cyclical downturns. The service sector employs the largest number of people in Florida. While wages in the service sector tend to be lower than in manufacturing and other sectors of the economy, the service sector traditionally has been less sensitive to business cycles. Currently, Florida's general obligations are rated Aa3 by Moody's and AA by Standard and Poor's.

      The southern and central portions of Florida's economy, in particular, rely heavily on tourism and are sensitive to changes in the tourism industry. For example, tourism in Florida has been adversely affected by publicity regarding violent crimes against tourists, particularly tourists from abroad. Gasoline price hikes and/or shortages from an oil embargo or other oil shortage could severely affect U.S. tourism in the state, which is heavily dependent on automobiles as the primary form of transportation.

      South Florida also is susceptible to international trade and currency imbalances due to its geographic location as the gateway to Latin America and its involvement in foreign trade and investment. The central portion of the state is affected by conditions in the phosphate and agriculture industries, especially citrus and sugar. Northern Florida's economy is more heavily tied to military bases, some of which are closing or scaling back as a result of Federal budget cutbacks, and the lumber and paper industries.

      The entire state can be affected by severe weather conditions including hurricanes. The impact of severe hurricanes on the fiscal resources of the state and local governments is difficult to assess.

      SOURCES OF STATE AND LOCAL REVENUES. Florida's Constitution prohibits deficit spending by the state for governmental operations. Florida does not have a personal income tax. An amendment to the state's Constitution would be required in order to institute an income tax, and passage of such an amendment is believed to be unlikely due to the relatively large number of retirees living in the state as well as to the general unpopularity of tax increases in the current political climate. A two-thirds approval of voters voting in an election is now required for the addition of any new taxes to the Florida Constitution. The principal sources of state revenues are a 6% sales tax, state lottery, motor fuels tax, corporate income tax, and miscellaneous other revenue sources, including beverage tax and licenses, cigarette tax, documentary stamp taxes and an intangible tax. Dependence on the sales tax may subject state revenues to more volatility than would be the case if Florida had a personal income tax, with sales tax collections adversely affected during recessions and periods when tourism declines.

      Taxation by units of government other than the state is permitted only to the extent that Florida's legislature enacts enabling legislation. The principal sources of county and municipal government revenues are ad valorem property taxes, state revenue sharing, and miscellaneous other revenue sources, including utilities services fees and local option fees. The principal sources of revenues for Florida's school districts are ad valorem property taxes and state revenue sharing, including revenues from a state lottery. The state Constitution imposes millage limits, including a 10-mill limit each on county, municipal and school ad valorem taxes. Effective January 1, 1995, Florida's voters amended the state Constitution to limit annual increases in the assessed value of homestead property to the lesser of 3% of the prior year's assessment or the percentage change in the Consumer Price Index during the preceding calendar year. The limitation on increases in assessment of homestead property could eventually lead to ratings revisions that could have a negative impact on the prices of obligations funded with this source of taxation. However, the effect of the limit will be tempered by reassessments of homestead property at market value when sold.

      Units of state and local government in Florida will continue to face spending pressures due to infrastructure needs for an expanding population, especially in view of growth management laws enacted by Florida's legislature. These laws include concurrency requirements that impose building moratoriums unless roads and other infrastructure are added concurrently with additional commercial or residential developments.

      TYPES OF INDEBTEDNESS. The two principal types of indebtedness issued by state or local units of government in Florida are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by a pledge of the full faith, credit and taxing power of the governmental entity issuing the bonds. They can be issued in Florida only after a referendum in which the voters in the jurisdictional limits of the jurisdiction issuing the bonds approve their issuance. Revenue bonds are payable only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Revenue bonds are not secured by the full faith, credit and taxing power of the governmental issuer.

      MARKET RISK CAUSED BY INTANGIBLE TAX CONSIDERATIONS. As a normal policy, on January 1 of each calendar year the Florida Fund intends to own only assets which are exempt from the Florida Intangible Tax. Accordingly, it is possible that the Florida Fund, in disposing of non-exempt assets to meet this policy objective, might sustain losses which might not otherwise be incurred absent this policy of avoiding the Florida Intangible Tax.

      Tennessee Municipal Securities. (Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund) The average dollar-weighted credit rating of the Municipal Securities held by the Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund will be at least A- by Moody's, S&P or Fitch. To further limit risk, each Municipal Security in which the Fund may invest must be rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P and Fitch. Each Fund may invest in short-term Municipal Securities which are rated in the two highest categories by Moody's, S&P or Fitch. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the Municipal Securities purchased and their credit rating without reference to rating subcategories. The Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund also may invest in Municipal Securities which, while not rated, are determined by the Adviser to be of comparable quality to the rated securities in which the Fund may invest.

      Investors in the Tennessee Tax-Exempt Fund and Limited Term Tennessee Tax-Exempt Fund should consider carefully the special risks inherent in such Funds' investment in Tennessee Municipal Securities. These risks result from the financial condition of the State of Tennessee. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of Tennessee (the "State") and various local agencies, available as of the date of the Statement of Additional Information. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

      The Constitution of the State of Tennessee requires a balanced budget. In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year may not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year may the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

         Tennessee's fiscal year 1997-98 budget completed a six year plan for funding of improvements in the Basic Education Program for public schools and of teacher salary equalization, funded certain crime legislation aimed at juvenile crime, and expanded TennCare enrollment to all children without access to health insurance. The reduction in retirement contributions sufficient to fund contingency appropriations for a compound cost-of-living retirement adjustment, a 3.6% retirement adjustment, and a 1.5% salary increase for state employees, teachers and higher education was confirmed effective January 1, 1998. The General Assembly approved $60.8 million in general obligation bonds (excluding highway bonds), of which $24.8 million was for higher education projects, to fund part of the $93.1 million capital projects program.

      A budget transfer of $43 million from the Tennessee Housing Development Agency dedicated tax revenues, reserves and other funds was made as of June 30, 1998, to the State's General Fund. Such transfer did not impact the ratings on the Agency's outstanding debt.

      The Governor's $15.4 billion budget for fiscal year 1998-99 was amended and approved April 29, 1998. The budget includes a 1,049 reduction in then existing staff positions and an increase of 406 positions necessary for recommended improvements. The base budget includes a $57.1 million reduction in expenditures from General Fund taxes ($66.2 million from all tax sources). The improvement budget of $370 million from General Fund taxes includes $66.3 million for the Basic Education Program for public schools; $20.3 million for higher education operating budgets; $67.8 million for TennCare; $21 million for new prison beds and operating requirements; and a 2% salary increase effective January 1, 1999. The Governor recommended and the General Assembly passed $265.5 million in general obligation bonds (excluding highway bonds), of which $196.2 million is for higher education projects, to fund part of the $322.7 million capital projects program.

      On February 8, 1999, the Funding Board reported to the Governor and the Chairmen of the Finance, Ways & Means Committees of the Tennessee General Assembly its revised consensus revenue estimates for fiscal year 1998-99 and the first estimates for fiscal year 1999-2000, which became the basis for the fiscal year 1998-99 revised estimates and the estimates for fiscal year 1999-2000. The growth estimates for fiscal year 1998-99 for the General Fund taxes range from 2.25% to 2.75% and for all tax collections range from 2.5% to 3.0%. The budget document for fiscal year 1999-2000 estimates growth of 2.43% in 1998-99 which is $69.8 million less than the budgeted estimate. The shortfall is offset by fiscal year 1997-98's surplus and available reserves in the current year.

      Revenue collections for the six months of August 1998 through January 1999 increased by 3.36% over the same period last year. General Fund collections are $2.6 billion which is $20.2 million less than budgeted. The undercollection was in the franchise and excise taxes.

      The estimated financial effects of the Governor's proposed "Tax Relief & Fairness Act of 1999", which repeals the sales tax on grocery food and replaces the franchise and excise taxes with the "fair business tax" -a 2.5% tax on business compensation and profits (with a $50,000 exemption on each), are included in the 1999-2000 budget. The budget contemplates a net revenue increase from the 1999

Tax Bill of $406 million in General Fund revenue consisting of $40.6 million to the Reserve for Revenue Fluctuations and $365.4 million to fund the 1999-2000 budget.

      The $16.568 billion budget recommended for fiscal year 1999-2000 includes no growth in positions. The base budget includes $42.3 million to fund supplemental appropriations. The improvement budget of $416 million from general fund taxes includes $68.9 million for the Basic Education Program for public schools; $25.6 million for higher education operating budgets; $142.3 million for TennCare; $13.6 million for new prison beds and local jail beds; $20 million for state employee compensation issues; and $26 million for a 1.7% salary increase effective January 1, 2000 for state employees, teachers and higher education employees. The Governor recommended $166.5 million in general obligation bonds (excluding highway bonds), of which $75.9 million is for higher education projects, to fund part of the $246.9 million capital projects program.

INVESTMENT RESTRICTIONS - FORMER AMSOUTH CAPITAL APPRECIATION FUNDS, FORMER AMSOUTH INCOME FUNDS, MONEY MARKET FUNDS (EXCEPT THE TREASURY RESERVE FUND), INSTITUTIONAL FUND

         The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding voting Shares of that Fund (as defined under "ADDITIONAL INFORMATION - Miscellaneous" in this Statement of Additional Information).

         THE PRIME MONEY MARKET FUND AND THE INSTITUTIONAL PRIME OBLIGATIONS FUND MAY NOT:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Prime Money Market Fund's or the Institutional Prime Obligations Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Prime Money Market Fund's or the Institutional Prime Obligations Fund's total assets may be invested without regard to such 5% limitation. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

      2. Purchase any securities which would cause more than 25% of the value of the Prime Money Market Fund's or the Institutional Prime Obligations Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, bank certificates of deposit or bankers' acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as U.S. banks, and repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

      THE U.S. TREASURY FUND MAY NOT:

      1. Purchase securities other than bills, notes, and bonds issued by the U.S. Treasury, certain of which securities may be subject to repurchase agreements collateralized by the underlying U.S. Treasury obligation.

      THE TAX-EXEMPT FUND MAY NOT:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 25% of the value of the Tax-Exempt Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

      2. Purchase any securities which would cause 25% or more of the Tax-Exempt Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

      3. Acquire a put if, immediately after such acquisition, over 5% of the total amortized cost value of the Tax-Exempt Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Tax-Exempt Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction No. 4 below, a put will be considered to be from the party to whom the Tax-Exempt Fund will look for payment of the exercise price.

      4. Acquire a put that, by its terms would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Tax-Exempt Fund's assets.

         THE BOND FUND, THE LIMITED TERM BOND FUND, THE GOVERNMENT INCOME FUND, THE MUNICIPAL BOND FUND AND THE FORMER AMSOUTH CAPITAL APPRECIATION FUNDS MAY
NOT:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This investment restriction does not apply to the Select Equity Fund.

      THE FORMER AMSOUTH INCOME FUNDS AND THE FORMER AMSOUTH CAPITAL APPRECIATION FUNDS MAY NOT:

      1. Purchase any securities which would cause more than 25% of the value of such Income Fund's or Capital Appreciation Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) for the Bond Fund, the Limited Term Bond Fund, the Florida Fund, and the Municipal Bond Fund there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

      THE TAX-FREE FUNDS MAY NOT:

      1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Eligible Municipal Securities and sell those puts in conjunction with a sale of those Eligible Municipal Securities.

      THE MONEY MARKET FUNDS, THE INSTITUTIONAL MONEY MARKET FUND, THE FORMER AMSOUTH INCOME FUNDS, AND THE FORMER AMSOUTH CAPITAL APPRECIATION FUNDS MAY NOT:

      1. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing (33 1/3% with respect to the Select Equity Fund); or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing (33 1/3% with respect to the Select Equity Fund). A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

      2. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

      NONE OF THE FUNDS MAY:

      1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies;

      2. Purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the Small Cap, Enhanced Market and Select Equity Funds, which may purchase futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds except the U.S. Treasury Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Growth Fund, the Small Cap Fund, the Equity Income Fund, the Enhanced Market Fund and the Select Equity Fund);

      3. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the former AmSouth Capital Appreciation Funds and the former AmSouth Income Funds may purchase securities of a money market fund, including securities of both the Prime Money Market Fund and the U.S. Treasury Fund (and in the case of the Tax-Free Funds, securities of the Tax-Exempt Fund) and the Tax-Exempt Fund, the Institutional Prime Obligations Fund, and the Prime Money Market Fund may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from federal income tax, if, with respect to each such Fund, immediately after such purchase, the acquiring Fund, does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets;

      4. Invest in any issuer for purposes of exercising control or management;

      5. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities; and

      6. Invest more than 10% of total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

      The Prime Money Market Fund, the Institutional Prime Obligations Fund, and the U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The Money Market Funds, the Institutional Money Market Fund, and the Tax-Free Funds may not write or purchase call options. None of the Funds (except the Enhanced Market and Select Equity Fund) may write put options. The Prime Money Market Fund, the U.S. Treasury Fund, the Value Fund, the Institutional Prime Obligations Fund, the Growth Fund and the Equity Income Fund may not purchase put options. The Tax-Exempt Fund and the Tax-Free Funds may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation. As a non-fundamental investment restriction with respect to the Small Cap Fund only, the Small Cap Fund may not write or purchase put options.

      If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

Additional Investment Restrictions

      The following investment restriction is non-fundamental and may be changed by a vote of the majority of the Board of Trustees: No Fund will invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

INVESTMENT RESTRICTIONS - FORMER ISG CAPITAL APPRECIATION FUNDS, STRATEGIC PORTFOLIOS, FORMER ISG INCOME FUNDS, TREASURY RESERVE FUND

         Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies, and only the Funds so indicated have adopted investment restrictions numbered 6 through 9 as additional fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940
Act) of such Fund's outstanding voting securities. Each Fund, except as otherwise indicated, has adopted investment restrictions numbered 10 through 13 as non-fundamental policies which may be changed by vote of a majority of the Trust's Trustees at any time.

                              FUNDAMENTAL POLICIES

      NO FUND MAY:

      1. Purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the International Equity, Mid Cap, Capital Growth, Large Cap, Limited Term U.S. Government, Tennessee Tax-Exempt, and Limited Term Tennessee Tax-Exempt Funds, which may purchase futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments by all of the Funds except the Treasury Reserve Money Market Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Mid Cap, Capital Growth, and Large Cap Funds).

      2. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33_% of the value of its total assets at the time of such borrowing, or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33_% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

      3. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

      4. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies.

      5. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

      The following investment restriction numbered 6 is a fundamental policy which applies only to the Treasury Reserve Money Market Fund. The Treasury Reserve Money Market Fund may not:

      6. Invest in securities other than those issued or guaranteed by the U.S. Government or its agencies or instrumentalities or repurchase agreements related thereto.

      The following investment restriction numbered 7 is a fundamental policy which applies to each of the Tennessee Tax-Exempt and Tennessee Limited Term Tax-Exempt Funds. Neither of these Funds may:

      7. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

      The following investment restriction numbered 8 is fundamental for the Treasury Reserve Money Market, International Equity Fund, Mid Cap Fund, Capital Growth, Large Cap Equity Fund, Limited Term U.S. Government Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, and Current Income Portfolio. None of these Funds may:

      8. Purchase any securities which would cause more than 25% of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) for the Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, and Current Income Portfolio, there is no limitation with respect to registered investment companies; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

      The following investment restriction numbered 9 is fundamental for the Mid Cap Fund, Large Cap Equity Fund, Limited Term U.S. Government Fund, Treasury Reserve Money Market Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, and Current Income Portfolio. No such fund may:

      9. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or securities of other investment companies.

                                      * * *

                             NONFUNDAMENTAL POLICIES

      NONE OF THE FUNDS MAY:

      10. Invest in the securities of a company for the purpose of exercising management or control.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

      12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

      NONE OF THE INTERNATIONAL EQUITY, CAPITAL GROWTH, TENNESSEE TAX-EXEMPT, AND LIMITED TERM TENNESSEE TAX-EXEMPT FUNDS WILL:

      13. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

Portfolio Turnover

      The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover with respect to each of the Money Market Funds and the Institutional Money Market Fund is expected to be zero percent for regulatory purposes.

      For the fiscal years ended July 31, 1999 and July 31, 1998, the portfolio turnover rate for the Balanced Fund was 13.51% and 17.15%, respectively, for the common stock portion of its portfolio and 23.01% and 11.99%, respectively, for the other portion of its portfolio.

      For the other AmSouth Funds, each Fund's portfolio turnover rate for the fiscal year ended July 31, 1999 and July 31, 1998 (December 31, 1999 and December 31, 1998 in the case of Funds participating in the ISG/AmSouth combination) were as follows:

Fund                                                 1999               1998
----                                                 ----               ----

Balanced Fund                                        23.24%            25.40%
Growth Fund                                          79.30%            77.26%
Enhanced Market Fund                                 36.03%                --
Value Fund                                           17.65%            16.95%
Equity Income Fund                                  133.74%            83.26%
Select Equity Fund                                    9.72%                --
Small Cap Fund                                      208.13%            70.64%
Bond Fund                                            18.26%            40.41%
Government Income Fund                               26.85%            34.89%
Limited Term Bond Fund                               39.15%            39.31%
Florida Tax-Exempt Fund                              34.33%            29.55%
Municipal Bond Fund                                  20.74%            28.75%


                                         December 31, 1999        December 31, 1998

International Equity Fund                       39.97%             62.47%
Mid Cap Fund                                    19.71%                N/A
Capital Growth Fund                            178.49%            152.00%
Large Cap Fund                                  14.92%              2.79%
Limited Term U.S. Government Fund               16.91%             86.00%
Tennessee Tax-Exempt Fund                       63.97%            154.86%
Limited Term Tennessee Tax-Exempt Fund          52.09%            167.48%
Treasury Reserve Money Market Fund                 N/A               N/A
Aggressive Growth Portfolio                     94.78%               N/A
Growth Portfolio                                82.83%               N/A
Growth and Income Portfolio                     61.90%               N/A
Moderate Growth and Income Portfolio           133.91%               N/A
Current Income Portfolio                       103.66%               N/A

      The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and, in the case of the Tax-Exempt Fund, the Tax-Free Funds, and the former ISG Tax-Free Funds, by requirements which enable these Funds to receive certain favorable tax treatments. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

      The Tax-Free Funds and the former ISG Tax-Free Funds will not purchase securities solely for the purpose of short-term trading. The turnover rates for the Funds will not be a factor preventing either the sale or the purchase of securities when the Adviser believes investment considerations warrant such sale or purchase. However, the portfolio turnover rate for each of the Tax-Free Funds and the former ISG Tax-Free Funds may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to the Funds' Shareholders. To the extent portfolio turnover results in the realization of short-term capital gains, such gains will generally be taxed to shareholders at ordinary income tax rates.


                                    VALUATION

      As indicated in the Prospectuses, the net asset value of each Fund is determined and the Shares of each Fund are priced as of 4:00 p.m., Eastern time (and also as of 1:00 p.m., Eastern time for the Treasury Reserve Fund and as of 2:00 p.m., Eastern time for the Institutional Prime Obligations Fund) (the "Valuation Time") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and the Federal Reserve Bank of Atlanta is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or the Federal Reserve Bank of Atlanta is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Valuation of the Money Market Funds and the Institutional Money Market Fund

      These Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in these Funds can be expected to vary inversely with changes in prevailing interest rates.

      Pursuant to Rule 2a-7, these Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per Share of the Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

Valuation of the Capital Appreciation Funds and the Income Funds

      The value of the portfolio securities held by each of the Capital Appreciation Funds and the Income Funds for purposes of determining such Fund's net asset value per Share will be established on the basis of current valuations provided by Muller Data Corporation or Kenny S&P Evaluation Services, whose procedures shall be monitored by the Administrator, and which valuations shall be the fair market value of such securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares in each Fund are sold on a continuous basis by BISYS Fund Services Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at AmSouth or financial institutions that provide certain support services for their customers or account holders ("Financial Institutions"). Customers purchasing Shares may include officers, directors, or employees of AmSouth or AmSouth's correspondent banks.

Purchase of Shares

      As stated in the relevant Prospectuses, the public offering price of Class A Shares of the Capital Appreciation Funds, the Strategic Portfolios, and the Income Funds is their net asset value computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of Class B and Trust Shares is their net asset value computed after the sale. The public offering price of such Shares is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "Shareholder Information - Pricing of Fund Shares" in the relevant Prospectuses). The public offering price of the Class I, Class II, and Class III Shares is their net asset value per Share, as next computed after an order is received.

      SALES CHARGES. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in a Fund's Prospectus applies to purchases of Shares of such a Fund made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 18; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

      A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of a Capital Appreciation Fund or Income Fund and one or more of the other Class A Shares of a Fund or by combining a current purchase of Class A Shares of a Fund with prior purchases of Class A Shares of any Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of shares of any Fund sold with a sales charge plus (ii) the dollar amount of purchases of the Purchaser's combined holdings of all Class A Shares in any Fund. The "Purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the Purchaser, the Purchaser's spouse, children under the age of 18, the Purchaser's retirement plan accounts and sole proprietorship accounts that the Purchaser may own. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

      Class A Shares of the Money Market Funds are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A and Class B Shares Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class B Shares of the Prime Money Market Fund only are available to Shareholders of Class B Shares of another Fund who wish to exchange their Class B Shares of such other Fund for Class B Shares of the Prime Money Market Fund.

      Certain sales of Class A Shares are made without a sales charge, as described in the relevant Prospectuses under the caption "Sales Charge Waivers", to promote goodwill with employees and others with whom BISYS, AmSouth and/or the Trust have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

      ADDITIONAL INFORMATION REGARDING BROKER COMPENSATION. As the Trust's principal underwriter, BISYS acts as principal in selling Class A Shares and Class B Shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of the offering price for all offering prices are set forth in the relevant Class A Shares and Class B Shares Prospectuses (see "Shareholder Information - Pricing of Fund Shares"). From time to time, BISYS may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of Group shares. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

      From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

      The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside the United States for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

      PURCHASES THROUGH FINANCIAL INSTITUTIONS. Shares of the Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth or financial institutions that provide certain administrative support services for their customers or account holders (collectively, "Financial Institutions"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Financial Institution and its Customer are invested by the Distributor in Shares of a Money Market Fund or the Institutional Money Market Fund. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Funds in amounts that correspond to the market value of securities sold to the Funds by AmSouth as agent.

      Shares of the Trust sold to Financial Institutions acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Financial Institutions. With respect to Shares so sold, it is the responsibility of the particular Financial Institution to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Financial Institutions and reflected in the account statements provided by the Financial Institutions to Customers.

      Depending upon the terms of a particular Customer account, the Financial Institutions may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in the Capital Appreciation Funds. Information concerning these services and any charges can be obtained from the Financial Institutions.

      There is no sales charge imposed by the Trust in connection with the purchase of Shares of the Institutional Money Market Fund.

      Shares of the Institutional Money Market Fund are purchased at the appropriate net asset value per Share next determined after receipt by the Distributor of an order in good form to purchase Shares. An order to purchase Shares will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Trust's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Trust's custodian, if received prior to the last Valuation Time. Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Trust strongly recommends that investors use federal funds to purchase Shares.


      Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. In the case of Shares held of record by Financial Institutions but beneficially owned by a Customer, confirmations of purchases, exchanges, and redemptions of Shares by a Financial Institution will be sent to the Customer by the Financial Institution. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

      If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares and Class B Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. In the case of purchases of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

Automatic Investment Plan

      To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "REDEMPTION BY MAIL" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

Matters Affecting Redemption

      The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange

Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

      The Trust may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. See "Valuation of the Money Market Funds and the Institutional Money Market Fund" above.

      The Trust reserves the right to convert, at net asset value, Class I Shares of any Shareholder to Trust Shares if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in Class I Shares of the Institutional Money Market Fund has a value of less than $3 million. Accordingly, an investor purchasing Class I Shares of the Institutional Money Market Fund in only the minimum investment amount may be subject to such involuntary conversion to Trust Shares of a Money Market Fund if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to convert Class I Shares to Trust Shares, the Shareholder will be given notice that the value of the Class I Shares in his or her account is less than the minimum amount and the Shareholder will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $3 million.

Taxes

         THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND

      The net income of each Money Market Fund is declared daily as a dividend to Shareholders of record at the close of business on the day of declaration. Dividends will generally be paid monthly. Distributable net capital gains (if any) will be distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the same class at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. For each Fund, dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year.

      INFORMATION SPECIFIC TO THE PRIME MONEY MARKET FUND, THE INSTITUTIONAL PRIME OBLIGATIONS FUND, THE TREASURY RESERVE FUND, AND THE U.S. TREASURY FUND. Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of each Fund's earnings and profits as determined for tax purposes. Because all of the net investment income of each Fund is expected to be interest income, it is anticipated that no distributions will qualify for the dividends-received deduction for corporate shareholders. These Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gains dividends" as described in the Code. Dividends received by a Shareholder that are derived from the U.S. Treasury Fund's, the Treasury Reserve Fund's, and the Institutional Prime Obligations Fund's investments in U.S. government obligations may not be eligible for exemption from state and local taxes even though the income on such investments would have been exempt from state and local taxes if the Shareholder directly held such investments. In addition, the state and local tax exemption for interest earned on U.S. government obligations may not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax Advisers concerning their own tax situation and the application of state and local taxes.

                THE INCOME FUNDS AND THE FORMER ISG INCOME FUNDS

      A dividend for each Income Fund will be declared monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined to be necessary or appropriate by the appropriate officers of the Trust. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to Shareholders of record. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares unless the Shareholder elects to receive such dividends or distributions in cash. Dividends and distributions are reinvested without a sales charge as of the ex-dividend date using the net asset value determined on that date and are credited to a Shareholder's account on the payment date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. Dividends are generally taxable when received. However, dividends declared in October, November, or December to Shareholders of record during those months and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the prior year. Elections to receive dividends or distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

      INFORMATION SPECIFIC TO THE BOND FUND, THE LIMITED TERM BOND FUND AND THE GOVERNMENT INCOME FUND. Distributions by the Bond Fund, the Limited Term Bond Fund and the Government Income Fund of ordinary income and/or an excess of net short-term capital gain over net long-term loss are taxable to shareholders as ordinary income. It is not expected that the dividends-received deduction for corporations will apply to these distributions.

      Distributions designated by the Bond Fund, the Limited Term Bond Fund and the Government Income Fund as derived from net gains on securities held for more than one year are taxable to Shareholders as such regardless of how long the

Shareholder has held Shares in such Fund. Such distributions are not eligible for the dividends-received deduction.

      Prior to purchasing Shares of the Bond Fund, the Limited Term Bond Fund or the Government Income Fund, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Dividends or capital gains distributions paid after a purchase of Shares are subject to federal income taxes, although in some circumstances the dividends or distributions may be, as an economic matter, a return of capital. A Shareholder should consult his or her own Adviser for any special advice.

      Dividends received by a Shareholder that are derived from the Bond Fund's, the Limited Term Bond Fund's or the Government Income Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly.

      A Shareholder will generally recognize long-term capital gain or loss on the sale or exchange of shares in an Income Fund held by the Shareholder for more than twelve months. If a Shareholder receives a capital gain dividend with respect to a Share of the Bond Fund, Limited Term Bond Fund, and Government Income Fund and such Share is held for six months or less, any loss on the sale or exchange of such Share shall be treated as a long-term capital loss to the extent of the capital gain dividend.

      The holder of a security issued with "original issue discount" (including a zero-coupon U.S. Treasury security) is required to accrue as income each year a portion of the discount at which the security was purchased, even though the holder does not currently receive the interest payment in cash. A security has original issue discount if its redemption price exceeds its issue price by more than a de minimis amount. Accordingly, the Bond Fund, the Limited Term Bond Fund and the Government Income Fund may be required to distribute each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of its portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would have in the absence of such transactions.

      INFORMATION SPECIFIC TO THE TAX-EXEMPT FUND, THE FLORIDA FUND, THE MUNICIPAL BOND FUND, THE TENNESSEE TAX-EXEMPT FUND, AND THE LIMITED TERM TENNESSEE TAX-EXEMPT FUND. Shareholders of these Funds may treat as exempt-interest and exclude from gross income for federal income tax purposes dividends derived from net exempt-interest income and designated by the Funds as exempt-interest dividends. However, such dividends may be taxable to shareholders under state or local law as ordinary income even though all or a portion of the amounts may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such taxes.

      Dividends from these Funds attributable to exempt-interest dividends may cause the social security and railroad retirement benefits of individual Shareholders to become taxable, or increase the amount that is taxable. Interest on indebtedness incurred by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes to the extent the Funds distribute exempt-interest dividends during the Shareholder's taxable year. The amount of the disallowed interest deduction is the total amount of interest paid or accrued on the indebtedness multiplied by a fraction, the numerator of which is the amount of exempt-interest dividends received by the Shareholder and the denominator of which is the sum of the exempt-interest dividends and taxable dividends received by the Shareholder (excluding capital gain dividends received by the Shareholder and capital gains required to be included in the Shareholder's computation of long-term capital gains under Section 852(b)(3)(D) of the Code). It is anticipated that distributions from these Funds will not be eligible for the dividends-received deduction for corporate shareholders.

      Gains on the sale of Shares in the Funds will be subject to federal, state, and local taxes. If a Shareholder receives an exempt-interest dividend with respect to any Share of the Fund and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend.

      The Funds may at times purchase Municipal Securities at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in a Fund's ordinary income and will be taxable to Shareholders as such when it is distributed to them.

      To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount or repurchase agreements) or from long-term or short-term capital gains, such dividends will be subject to federal income tax and may be subject to state and local tax. A Shareholder should consult his or her own tax Adviser for any special advice.

      Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in the alternative minimum taxable income of individual and corporate Shareholders for the purpose of determining liability (if any) for the applicable alternative minimum tax. All tax-exempt interest dividends will be required to be taken into account in calculating the alternative minimum taxable income of corporate Shareholders.

Additional Tax Information

      It is the policy of each Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, the Trust's Funds expect to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

      In order to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its taxable net investment company income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

      Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

      A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount at least equal to the sum of 98% of their "ordinary income" (as defined) for the calendar year, 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year, and any undistributed amounts from the previous year. For the foregoing purposes, a Fund is treated as having distributed the sum of (i) the deduction for dividends paid (defined in Section 561 of the Code) during such calendar year, and (ii) any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund did not meet the excise tax threshold, the Fund would be subject to the 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax.

      Each Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."

      The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

      A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

      The Funds each expect to qualify to be taxed as a "regulated investment company" and to be relieved of all or substantially all federal income taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

      However, if for any taxable year the Funds do not qualify for the special federal tax treatment afforded regulated investment companies, all of their taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to their Shareholders). In addition, distributions to Shareholders may be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

      Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Trust's Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

      The International Equity Fund may qualify for and may make an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). The International Equity Fund may make an election under Section 853 of the Code, provided more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

      If the International Equity Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and gain realized with respect to PFIC securities that are marked-to-market will be treated as ordinary income under Section 1296 of the Code.

Additional Tax Information Concerning the Tax-Exempt Fund, the Tax-Free Funds, the Tennessee Tax-Exempt Fund, and the Limited Term Tennessee Tax-Exempt
Fund

      As indicated in the Prospectuses of the Tax-Exempt Fund and the Tax-Free Funds, these Funds are designed to provide Shareholders with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Fund and the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section

401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the dividends of the Tax-Exempt Fund and the Tax-Free Funds, being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries when distributed to them.

      In addition, the Tax-Exempt Fund and the Tax-Free Funds may not be appropriate investments for Shareholders that may be "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each Shareholder that may be considered a "substantial user" should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under
Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."

      The Code permits a regulated investment company which invests at least 50% of its assets in tax-free Municipal Securities to pass through to its investors, tax-free, net Municipal Securities interest income. The policy of the Tax-Exempt Fund and the Tax-Free Funds is to pay each year as dividends substantially all such Fund's Municipal Securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Tax-Exempt Fund and the Tax-Free Funds and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of such Fund's taxable year, but not to exceed in the aggregate the net Municipal Securities interest received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the Tax-Exempt Fund and the Tax-Free Funds during such year, regardless of the period for which the Shares were held.

      While the Tax-Exempt Fund and the Tax-Free Funds do not expect to realize any significant amount of long-term capital gains, any net realized long-term capital gains will be distributed annually. The Tax-Exempt Fund and the Tax-Free Funds will have no tax liability with respect to such gains and the distributions will be taxable to Shareholders as net gains on securities held for more than one year, regardless of how long a Shareholder has held the Shares of the Funds. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Tax-Exempt Fund and the Tax-Free Funds to Shareholders after the close of the Fund's taxable year.

      While the Tax-Exempt Fund and the Tax-Free Funds do not expect to earn any significant amount of investment company taxable income, taxable income earned by the Funds will be distributed to Shareholders. In general, the investment company taxable income will be the taxable income of the Fund (including, the excess of short-term capital gains for such year over net long-term capital losses for such year) subject to certain adjustments and excluding the excess, if any, of any net long-term capital gains for the taxable year over any net short-term capital loss for such year. Any such income will be taxable to Shareholders as ordinary income (whether paid in cash or additional Shares).

      As indicated in the Prospectuses of the Tax-Exempt Fund and the Tax-Free Funds, the Funds may acquire puts with respect to Municipal Securities (and in the case of the Florida Fund, Florida Municipal Securities) held in their portfolios. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the Tax-Exempt Fund and the Tax-Free Funds is to limit their acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Tax-Exempt Fund and the Tax-Free Funds could acquire under the 1940 Act. Therefore, although the Tax-Exempt Fund and the Tax-Free Funds will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Funds. If the Tax-Exempt Fund and the Tax-Free Funds were not treated as the owner of the Municipal Securities, income from such securities would probably not be tax-exempt.

      The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Tax-Exempt Fund and the Tax-Free Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Tax-Exempt Fund and the Tax-Free Funds or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Tax-Exempt Fund and the Tax-Free Funds are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

      All distributions from the Tennessee Tax-Exempt Fund or Tennessee Limited Term Tax-Exempt Fund, regardless of source, will be subject to the Tennessee corporate excise tax. Shares of these Funds may be subject to the Tennessee inheritance tax and the Tennessee estate tax if owned by a Tennessee decedent at the time of death.

Alabama Taxes

      Section 40-18-14(3)f of the Alabama Code specifies that interest on obligations of the State of Alabama and any county, municipality or other political subdivision thereof is exempt from personal income tax. Section 40-18-14(3)d provides similar tax-exempt treatment for interest on obligations of the United States or its Possessions (including Puerto Rico, Guam and the Virgin Islands). Regulation Section 810-3-14-.02(4)(a) extends the exclusion to agencies of the United States or corporations owned by the United States and lists as examples of exempt obligations, U.S. savings bonds, U.S. Treasury notes or bills, obligations of the Bank for Cooperation, Federal Land Bank, Federal Intermediate Credit Bank, Federal Home Loan Bank, Production Credit Associations, Federal Financing Bank, and the Tennessee Valley Authority. In addition, Regulation Section 810-3-14-.02(4)(b)2 and an Administrative ruling of the Alabama Department of Revenue dated March 1, 1990 extend these exemptions for interest to distributions from a regulated investment company to the extent that they are paid out of interest earned on such exempt obligations. Tax-exempt treatment is not available on distributions from income earned on securities that are merely guaranteed by the federal government (GNMAs, FNMAs, etc.), for repurchase agreements collateralized by U.S. government obligations or for obligations of other states to the extent such investments are made by the Fund for temporary or defensive purposes. Such interest will be taxable on a pro rata basis.

      Any distributions of net short-term and net long-term capital gain earned by the Fund are fully includable in each Shareholder's Alabama taxable income as dividend income and long-term capital gain, respectively. Both types of income are currently taxed at ordinary rates.

      The foregoing discussion is based on tax laws and regulations which are in effect as of the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important Alabama tax considerations generally affecting the Municipal Fund and its Shareholders. Potential investors are urged to consult their tax Advisers concerning their own tax situation and concerning the application of state and local (as well as federal) taxes.

Florida Taxes

      The State of Florida does not impose an income tax on individuals. Therefore, distributions of the Florida Fund to individuals will not be subject to personal income taxation in Florida. Corporations and other entities subject to the Florida income tax will be subject to tax on distributions of investment income and capital gains by the Fund. Distributions attributable to interest on obligations of any state (including Florida), the District of Columbia, U.S. possessions, or any political subdivision thereof, will be taxable to corporations and other entities for Florida income tax purposes even though such interest income is exempt from federal income tax. Similarly, distributions attributable to interest on obligations of the United States and its territories will be taxable to corporations and other entities under the Florida income tax. For individuals and other entities subject to taxation in states and localities other than Florida, distributions of the Fund will be subject to applicable taxes imposed by such other states and localities.

      In the opinion of special Florida tax counsel to the Fund, shareholders of the Florida Fund who are subject to the Florida Intangible Personal Property Tax (the "Intangible Tax") will not be subject to the Intangible Tax on shares of the Florida Fund if, on the first day of the applicable calendar year, the assets of the Florida Fund consist solely of obligations of Florida or its political subdivisions; obligations of the United States, Puerto Rico, the Virgin Islands or Guam; or bank deposits, cash or other assets which would be exempt from the Intangible Tax if directly held by the shareholder. A Technical Assistance Advisement confirming this tax treatment has been obtained from the Florida Department of Revenue. As described above, it is the Florida Fund's policy to invest at least 80% of its net assets in Florida Municipal Securities exempt from the Intangible Tax under normal market conditions. The Florida Fund intends to insure that, absent abnormal market conditions, all of its assets held on January 1 of each year are exempt from the Intangible Tax. Accordingly, the value of the Florida Fund shares held by a shareholder should ordinarily be exempt from the Intangible Tax. However, if on any January 1 the Florida Fund holds investments that are not exempt from the Intangible Tax, the Florida Fund's shares could be wholly or partially subject to the Intangible Tax for that year.

      The foregoing discussion is intended only as a brief summary of the Florida tax laws currently in effect which would generally affect the Florida Fund and its shareholders. Potential investors are urged to consult with their Florida tax counsel concerning their own tax situation.

Tennessee Taxes

This Statement of Additional Information does not discuss Tennessee tax laws currently in effect which would generally or specifically affect the former ISG Tax-Free Funds and their shareholders. Potential investors are urged to consult with their Tennessee tax counsel concerning such laws.

                             MANAGEMENT OF THE TRUST

Trustees

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently five Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                                                                   Position(s) Held    Principal Occupation
Name and Address                                      Age          With the Trust      During the Past 5 Years
----------------                                      ---          ----------------    -----------------------

J. David Huber*                                       53            Chairman          From June 1987 to present, employee of
3435 Stelzer Road                                                                     BISYS Fund Services Limited Partnership
Columbus, Ohio  43219

Dick D. Briggs, Jr., M.D.                             65            Trustee            From September 1989 to present, Emeritus
459 DER Building                                                                       Professor and Eminent Scholar Chair,
1808 7th Avenue South                                                                  Univ. of Alabama at Birmingham; from
UAB Medical Center                                                                     October 1979 to present, Physician,
Birmingham, Alabama 35294                                                              University of Alabama Health Services
                                                                                       Foundation; from 1981 to 1995, Professor
                                                                                       and Vice Chairman, Dept. of Medicine,
                                                                                       Univ. of Alabama at Birmingham School of
                                                                                       Medicine; from 1988 to 1992, President,
                                                                                       CEO and Medical Director, Univ. of
                                                                                       Alabama Health Services Foundation

Wendell D. Cleaver                                    64            Trustee            From September 3, 1993 to present,
209 Lakewood Drive, West                                                               retired; from December 1988 to August,
Mobile, Alabama 36608                                                                  1993, Executive Vice President, Chief
                                                                                       Operating Officer and Director, Mobile
                                                                                       Gas Service Corporation

Homer H. Turner, Jr.                                 71               Trustee          From June 1991 to present, retired; until
751 Cary Drive                                                                         June 1991, Vice President, Birmingham
Auburn, Alabama  36830-2505                                                            Division, Alabama Power Company

James H. Woodward, Jr.                               59               Trustee          From 1996 to present, Trustee, The
The University of North                                                                Sessions Group; from July 1989 to
  Carolina at Charlotte                                                                present, Chancellor, The University of
Charlotte, North Carolina  28223                                                       North Carolina at Charlotte; from April
                                                                                       1997 to present, Trustee, BISYS Variable
                                                                                       Insurance Funds; from August 1984 to July
                                                                                       1989, Senior Vice President, University
                                                                                       College, University of Alabama at
                                                                                       Birmingham


--------------------------

      * Indicates an "interested person" of the Trust as defined in the 1940
Act.

      The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, or BISYS Fund Services, Inc. receives any compensation from the Trust for acting as a Trustee.

Officers

      The officers of each Fund, their current addresses, their age, and principal occupation during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                                      Position(s) Held              Principal Occupation
 Name and Address        Age          With the Trust                During Past 5 Years
 ----------------        ---         ----------------              --------------------

 John F. Calvano         39           President                     From September 1999 to present, Senior Vice President,
                                                                    AmSouth Bank; from October 1994 to September 1999, employee of BISYS Fund Services Limited Partnership; from July 1992 to August 1994, investment representative, BA Investment
                                                                    Services; and from October 1986 to July 1994, Marketing
                                                                    Manager, Great Western Investment Management.

 Walter B. Grimm         53           Vice President                From June 1992 to present, employee of BISYS Fund Services
                                                                    Limited Partnership; from 1990 to 1992, President and CEO,
                                                                    Security Bancshares; from July 1981 to 1990, President of
                                                                    Leigh Investments Consulting (investments firm).

 Charles L. Booth        39           Treasurer                     From 1988 to present, employee of BISYS Fund Services
                                                                    Limited Partnership.

 Rodney L. Ruehle        31           Secretary                     From August 1990 to August 1995,  Treasurer of the Cardinal
 Assistant                                                          Group of Funds; August 1995 to present, Director
 from                                                               Services, BISYS Fund Services, Inc.
 Administration

 Jeffrey C. Cusick       38           Assistant Secretary           An employee of BISYS Fund Services, Inc. since July 1995,
                                      Vice President                and an officer of other investment companies administered by the Administrator or its affiliates.  From September 1993 to
                                                                    July 1995, he was Assistant Vice President of Federated
                                                                    Administrative Services.


 Alaina V. Metz           32           Assistant Secretary          From  June 1995 to present, Chief Administrator,
                                                                    Administrative and Regulatory Services, BISYS Fund Services
                                                                    Limited Partnership; from May 1989 to June 1995, Supervisor,
                                                                    Mutual Fund Legal Department, Alliance Capital Management.



      The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Cusick, Grimm, Ruehle, and Booth and Ms. Metz are employees of BISYS Fund Services Limited Partnership.

                              COMPENSATION TABLE (1)


                                                              Pension or                                      Total
                                     Aggregate                Retirement              Estimated               Compensation
                                     Compensation             Benefits                Annual                  from AmSouth
Name of                              from AmSouth             Accrued                 Benefits Upon           Mutual Funds
Position                             Fund Expenses            As Part of              Retirement              Paid to Trustee
                                                              Fund Expenses
J. David Huber                         None                     None                  None                        None

James H. Woodward, Jr.              $14,000                     None                  None                     $14,000


Homer H. Turner                      $14,000                    None                  None                     $14,000

Wendell D. Cleaver                   $14,000                    None                  None                     $14,000

Dick D. Briggs, Jr.,  M.D.           $14,000                    None                  None                     $14,000


(1) Figures are for the Trust's fiscal year ended July 31, 1999.


Code of Ethics

      Each Fund, AmSouth Bank, and BISYS Fund Services have adopted codes of ethics ("Codes") under Rule 17j-1 of the Investment Company Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

Investment Adviser

      Investment advisory and management services are provided to each Fund (except the Limited Term Bond Fund) by the Adviser pursuant to the Investment Advisory Agreement dated as of August 1, 1988, as amended (the "First Investment Advisory Agreement"). Investment advisory and management services are provided to the Limited Term Bond Fund by the Adviser pursuant to the Investment Advisory Agreement dated as of January 20, 1989, as amended (the "Second Investment Advisory Agreement"). The First Investment Advisory Agreement and the Second Investment Advisory Agreement are collectively referred to as the "Advisory Agreements."

      In selecting investments for the Value Fund and the Balanced Fund, the Adviser employs the "value investing" method. A primary theory of value investing is that many investors tend to exaggerate both prosperity and problems in market valuations. This method, which may conflict with the prevailing mood of the market, involves the use of independent judgment backed by careful analysis of market data. The Adviser's approach when selecting investments for each of these Funds is to attempt to buy and sell securities that are temporarily mispriced relative to long-term value.

      In selecting investments for each of the Income Funds and the Balanced Fund, the Adviser attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. The Adviser seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.

      Under the Advisory Agreements, the fee payable to the Adviser by the Funds for investment advisory services is the lesser of (a) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser or (b) a fee computed daily and paid monthly based on the average daily net assets of each Fund as follows: the Prime Money Market Fund - forty one-hundredths of one percent (0.40%) annually; the U.S. Treasury Fund - forty one-hundredths of one percent (0.40%) annually; the Institutional Prime Obligations Fund - twenty one-hundredths of one percent (0.20%); the Institutional U.S. Treasury Fund - twenty one-hundredths of one percent (0.20%); the Value Fund - eighty one-hundredths of one percent (0.80%) annually; the Tax-Exempt Fund - forty one-hundredths of one percent (0.40%) annually; the Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Limited Term Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Balanced Fund - eighty one-hundredths of one percent (0.80%) annually; the Government Income Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Florida Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Municipal Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Equity Income Fund - eighty one-hundredths of one percent (0.80%) annually; the Growth Fund eighty one-hundredths of one percent (0.80%) annually; the Small Cap Fund - one hundred twenty one-hundredths of one percent (1.20%) annually; the Select Equity Fund - eighty one hundredths of one percent (.80%) annually; the Enhanced Market Fund - forty-five hundredths of one percent (0.45%) annually; the International Equity Fund - one hundred twenty five one-hundredths of one percent (1.25%) annually; the Mid Cap Fund - one hundred one-hundredths of one percent (1.00%) annually; the Capital Growth Fund - eighty one-hundredths of one percent (0.80%) annually; the Large Cap Fund - eighty one-hundredths of one percent (0.80%) annually; the Limited Term U.S. Government Fund - sixty-five one-hundredths of one percent (0.65%) annually; Tennessee Tax-Exempt Fund - sixty-five one-hundredths of one percent (0.65%) annually; Limited Term Tennessee Tax-Exempt Fund - sixty-five one-hundredths of one percent (0.65%) annually; Treasury Reserve Fund - forty one-hundredths of one percent (0.40%) annually; Aggressive Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually; Moderate Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually; Current Income Portfolio - twenty one-hundredths of one percent (0.20%) annually. A fee agreed to in writing from time to time by the Trust and the Adviser may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

      For the fiscal years ended July 31, 1999, July 31, 1998, and July 31, 1997, the Adviser received the following investment advisory fees(1):


                                                                  Fiscal Year Ended

                                            July 31, 1999                July 31, 1998                      July 31,  1997
                                   ------------------------------      --------------------------     --------------------------
                                                           Amount                         Amount                         Amount
                                       Earned             Waived        Earned           Waived          Earned          Waived
                                       ------             ------        ------           ------          ------          ------
Balanced Fund                      $3,046,371               --         $3,005,940            --       $2,855,190            --
Growth Fund                           207,326               --             70,873            --               --            --
Enhanced Market Fund                   78,331               --                 --            --               --            --
Value Fund                          8,292,490               --          7,981,703            --        3,733,019            --
Equity Income Fund                    324,890               --            267,522            --           36,130            --
Select Equity Fund                    129,762               --                 --            --               --            --
Small Cap Fund                        127,255               --             33,202            --               --            --
Bond Fund                           2,319,255           $535,215        2,056,000       475,000          969,000      $224,000
Government Income Fund                 61,967             33,367           69,000        37,000           90,000        48,000
Limited Term Bond Fund                734,542            169,510          774,000       179,000          322,000        74,000
Florida Tax-Exempt Fund               460,845            248,147          369,000       199,000          340,000       183,000
Municipal Bond Fund                 2,120,841            815,707        2,170,000       835,000          181,117        70,000
Prime Money Market Fund             2,765,375               --          2,515,690            --        2,366,707            --
U.S. Treasury Fund                  1,261,718               --          1,256,351            --        1,325,127            --
Tax-Exempt Fund                       383,340            191,672          354,000       176,963          321,570       160,785
Institutional Prime
  Obligations Fund                    198,365            128,935               --            --               --            --
International Equity Fund(1a)         236,272             91,551          239,978        77,837           95,011        47,505
Mid Cap Fund                          102,860                745              N/A           N/A              N/A           N/A
Capital Growth Fund                 1,501,646             25,355          105,152        10,125          783,646       141,465
Large Cap Fund                      6,578,349            809,287        4,767,781             0        4,445,559             0
Limited Term                          161,658             76,077        108,1951(1b)      35,572          81,110        41,559
  U.S. Government Fund
Tennessee Tax-Exempt Fund             453,208              7,254          497,352         5,617          502,268       423,799
Limited Term Tennessee                 79,230             22,677          112,873        25,811           93,669(1b)    59,000
     Tax-Exempt Fund
Treasury Reserve Fund               1,426,081            215,483              N/A           N/A              N/A           N/A
Aggressive Growth Portfolio           111,136            111,136              N/A           N/A              N/A           N/A
Growth Portfolio                      111,326            111,326              N/A           N/A              N/A           N/A
Growth and Income Portfolio           102,659            102,659              N/A           N/A              N/A           N/A
Moderate Growth and                   109,442            212,101              N/A           N/A              N/A           N/A
     Income Portfolio
Current Income Portfolio              116,123            116,123              N/A           N/A              N/A           N/A


-----------------------------------

      (1) With respect to Funds participating in the ISG/AmSouth combination, the figures reflect the investment advisory fee paid to the former Adviser for the fiscal years ended December 31, 1999, December 31, 1998, and December 31, 1997.

      (1a) The International Equity fund commenced operations 12/14/98.

      (1b) For the period February 28, 1997 (commencement of operations) through December 31, 1997.

      Each of the Advisory Agreements provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

      Unless sooner terminated, the First Investment Advisory Agreement will continue in effect until January 31, 2000 as to each of the Money Market Funds, the Capital Appreciation Funds, the Tax-Free Funds, the Bond Fund and the Government Income Fund and for successive one-year periods if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of that Fund, and a majority of the Trustees who are not parties to the First Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the First Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

      Unless sooner terminated, the Second Investment Advisory Agreement will continue in effect as to the Limited Term Bond Fund until January 31, 2000 and for successive one-year periods thereafter if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of the Limited Term Bond Fund, and a majority of the Trustees who are not parties to the Second Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Second Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding voting Shares of that Fund, or by the Adviser. The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

      From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the investment adviser including, but not limited to,
(i) descriptions of the adviser's operations; and (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

      AmSouth also serves as Sub-Administrator for the Trust. See
"Sub-Administrator" below.

Investment Sub-Advisers

      Investment sub-advisory services are provided to the Equity Income Fund by Rockhaven Asset Management, LLC ("Rockhaven" or "Sub-Adviser") pursuant to a Sub-Advisory Agreement dated as of March 12, 1997 between the Adviser and Rockhaven ("Sub-Advisory Agreement"). Investment sub-advisory services are provided to the Growth Fund by Peachtree Asset Management ("Peachtree" or "Sub-Adviser") pursuant to a Sub-Advisory Agreement dated July 31, 1997 between the Adviser and Peachtree. Investment sub-advisory services are provided to the Small Cap Fund by Sawgrass Asset Management, LLC ("Sawgrass" or "Sub-Adviser") pursuant to a Sub-Advisory Agreement dated as of March 2, 1998 between the Adviser and Sub-Adviser (a "Sub-Advisory Agreement"). Investment sub-advisory services are provided to the Select Equity Fund and the Enhanced Market Fund pursuant to a Sub-Advisory Agreement dated as of September 1, 1998 between the Adviser and OakBrook Investments, LLC ("OakBrook" or "Sub-Adviser").

         The Sub-Advisers shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Adviser, the Trust or the Fund in connection with the matters to which Agreement relates, except that a Sub-Adviser shall be liable to the Adviser for a loss resulting from a breach of fiduciary duty by the Sub-Adviser under the 1940 Act with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         Unless sooner terminated, the Sub-Advisory Agreement shall continue with respect to the Equity Income Fund until January 31, 2000, with respect to the Growth Fund until July 31, 2000, with respect to the Small Cap Fund until January 31, 2000, and with respect to the Select Equity Fund and Enhanced Market Fund until January 31, 2000, and each Sub-Advisory Agreement shall continue in effect for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of the respective Fund and a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board of Trustees, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Adviser or Sub-Adviser on 60 days written notice. Each Sub-Advisory Agreement will also immediately terminate in the event of its assignment.

         With respect to International Equity Fund, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Lazard Sub-Advisory Agreement") with Lazard Asset Management ("Lazard") dated as of March 13, 2000. As to such Fund, the Lazard Sub-Advisory Agreement is subject to annual approval by (i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Lazard, by vote cast in person at a meeting called for the purpose of voting on such approval. The Lazard Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or
(iii) upon not less than 90 days' notice, by Lazard. The Lazard Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of the Lazard Sub-Advisory Agreement, the Adviser has agreed to pay Lazard a monthly fee at the annual rate of [.50%] of the value of the International Equity Fund's average daily net assets.

         With respect to Mid-Cap Fund, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Bennett Lawrence Sub-Advisory Agreement") with Bennett Lawrence Management, LLC ("Bennett Lawrence") dated as of March 13, 2000. As to such Fund, the Bennett Lawrence Sub-Advisory Agreement is subject to annual approval by (i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Bennett Lawrence, by vote cast in person at a meeting called for the purpose of voting on such approval. The Bennett Lawrence Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Bennett Lawrence. The Bennett Lawrence Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of the Bennett Lawrence Sub-Advisory Agreement, the Adviser has agreed to pay Bennett Lawrence a monthly fee at the annual rate set forth below as a percentage of the average daily net assets of the Mid-Cap Fund:

                                          Annual Rate of Sub-
     Average Daily New                    Advisory Fee Payable
     Assets of Mid-Cap Fund                    By the Adviser

on the first $25 million                    .75%
on the next $50 million                     .625%
on assets in excess of $75 million          .50%

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Trust may include descriptions of a Sub-Adviser including, but not limited to, (i) descriptions of the Sub-Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to the Sub-Adviser's operations.

Portfolio Transactions

         Pursuant to the Advisory Agreements, the Adviser or Sub-Adviser determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Income Funds, the former ISG Income Funds, and the Balanced Fund (with respect to its debt securities) usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in over-the-counter market are generally principal transactions with dealers. With respect to over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser and Sub-Adviser generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser and the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser or Sub-Adviser may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or Sub-Adviser and does not reduce the advisory fees payable to the Adviser or the Sub-Adviser. Such information may be useful to the Adviser or Sub-Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser or Sub-Adviser in carrying out their obligations to the Trust.

         To the extent permitted by applicable rules and regulations, either AmSouth or the Sub-Advisers may execute portfolio transactions on behalf of the Funds through an affiliate of AmSouth. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser or Sub-Adviser. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser or Sub-Adviser believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by each of the Advisory Agreements and the Sub-Advisory Agreement, in making investment recommendations for the Trust, the Adviser or Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser or Sub-Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser or Sub-Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

         During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

                                                  Fiscal Year Ended

                                    July 31, 1999         July 31, 1998         July 31, 1997
                                    -------------         -------------         -------------

Balanced Fund                            $132,669              $365,522              $145,513
Growth Fund                                34,442                    --                    --
Enhanced Market Fund                     20,125**                    --                    --
Value Fund                                534,115               592,269               397,221
Equity Income Fund                        119,234               615,317               28,462*
Select Equity Fund                       13,150**                    --                    --
Small Cap Fund                            108,710                    --                    --



*For the period March 30, 1997 to July 31, 1997.

** For the period September 1, 1998 to July 31, 1999.

                                        Dec. 31, 1999        Dec. 31, 1998         Dec. 31, 1997
                                        ------------         -------------         -------------

International Equity Fund                 $52,129               $68.007               $67,394
Mid Cap Fund                               16,260                   N/A                   N/A
Capital Growth Fund                       656,419               494,130               360,208
Large Cap Fund                            312,254                76,036                74,672
Limited Term U.S. Government Fund               0                     0                     0
Tennessee Tax-Exempt Fund                       0                     0                     0
Limited Term Tennessee Tax-Exempt Fund          0                     0                     0
Treasury Reserve Fund                           0                     0                     0
Aggressive Growth Portfolio                   N/A                   N/A                   N/A
Growth Portfolio                              N/A                   N/A                   N/A
Growth and Income Portfolio                   N/A                   N/A                   N/A
Moderate Growth and Income Portfolio          N/A                   N/A                   N/A
Current Income Portfolio                      N/A                   N/A                   N/A


         During the period from September 1, 1998 to July 31, 1999, the Select Equity Fund paid aggregate brokerage commissions of $30 to AmSouth Brokerage Services, an affiliate of AmSouth. The aggregate brokerage commission paid to AmSouth Brokerage Services was less than 1% of the aggregate commissions paid to brokers by the Fund for the period ended July 31, 1999. Additionally, the aggregate dollar amount of transactions involving the payment of commissions effected through AmSouth Brokerage Services was less than 1% of the aggregate dollar amount of such transactions for the Fund for the period ended July 31, 1999.

Glass-Steagall Act

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         AmSouth believes that it possesses the legal authority to perform the services for each Fund contemplated by the Advisory Agreements regarding that Fund and described in the Prospectus of that Fund and this Statement of Additional Information and has so represented in the Advisory Agreement regarding that Fund. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict AmSouth from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by AmSouth, the Board of Trustees would review the Trust's relationship with AmSouth and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of AmSouth in connection with customer purchases of Shares of the Trust, AmSouth might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

Administrator

         ASO Services Company ("ASO") serves as administrator (the "Administrator") to each Fund of the Trust pursuant to the Management and Administration Agreement dated as of April 1, 1996 (the "Administration Agreement"). ASO is a wholly-owned subsidiary of BISYS which is a wholly-owned subsidiary of BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by the Adviser under the Advisory Agreements, the Sub-Advisers under the Sub-Advisory Agreements, those performed by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its transfer agency and fund accounting agreements with the Trust).

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations (other than those performed by the Adviser under the Advisory Agreements, the Sub-Advisers under the Sub-Advisory Agreements, those by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its fund accounting agreement and BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund (except the Institutional Money Market Fund) equal to the lesser of
(a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from the Institutional Money Market Fund equal to the lesser of (a) a fee computed at the annual rate of (0.10%) of the Institutional Money Market Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:


                                                                    Fiscal Year or Period Ended

                                         July 31, 1999(2)                 July 31, 1998(2)                 July 31, 1997(2)
                                   ----------------------------     ----------------------------      --------------------------
                                                        Amount                            Amount                           Amount
                                       Earned           Waived           Earned           Waived           Earned          Waived
Balanced Fund                        $761,600               --         $751,492              --         $714,000          $165,000
Growth Fund                            51,832          $51,832           18,000         $16,000               --                --
Enhanced Market Fund                   35,097           35,097               --              --               --                --
Value Fund                          2,073,141               --        1,995,442              --          934,000           188,000
Equity Income Fund                     81,223               --           66,881              --            9,033                --
Select Equity Fund                     32,564           32,564               --              --               --                --
Small Cap Fund                         21,209           21,209            6,000           6,000               --                --
Bond Fund                             713,624          285,450          633,000         475,000          298,000           119,000
Government Income Fund                 19,067            9,450           21,000          10,000           28,000            14,000
Limited Term Bond Fund                226,015           90,406          238,000          95,000           99,000            40,000
Florida Tax-Exempt Fund               141,800           70,899          114,000          57,000          104,000            53,000
Municipal Bond Fund                   652,573          261,029          668,000         267,000           55,000            22,000
Prime Money Market Fund              1,382,700              --         1,257,853              --        1,183,357                --
U.S. Treasury Fund                    630,865               --          628,179              --          662,565                --
Tax-Exempt Fund                       191,672               --          176,963              --          160,785                --
Institutional Prime
  Obligations Fund                     99,181           69,427               --              --               --                --
International Equity Fund              49,045                0            68863               0               --                --
Mid Cap Fund                           15,317                0               --              --               --                --
Capital Growth Fund                   340,631                0          231,959               0          180,842                 0
Large Cap Fund                       1,153,818               0          630,646               0               --                --
Limited Term                           71,320            1,485           32,459          23,803           24,333            17,844
     U.S. Government Fund
Tennessee Tax-Exempt Fund             133,786                0          149,206               0          150,681
Limited Term Tennessee                 30,297           22,218           33,862          24,832           28,101            20,607
     Tax-Exempt Fund
Treasury Reserve Fund                 484,234                0          192,322               0          189,650                 0
Aggressive Growth Portfolio             9,656                0               --              --               --                --
Growth Portfolio                        5,547                0               --              --               --                --
Growth and Income Portfolio            37,323                0               --              --               --                --
Moderate Growth and                     9,525                0               --              --               --                --
     Income Portfolio
Current Income Portfolio                  622                0               --              --               --                --

------------------------------------

      (2) For former ISG Funds, the figures reflect fees received by the former Administrator for the fiscal year ended December 31, 1999, December 31, 1998, and December 31, 1997.

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2000. Thereafter, the Administration Agreement shall be renewed automatically for successive five-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

         Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

         AmSouth and the Administrator each bear all expenses in connection with the performance of their services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. No Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Fund; such costs will be borne by the Distributor.

         As a general matter, expenses are allocated to the Trust, Class A, Class B, Class I, Class II and Class III Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A, Class B Shares, Class II and Class III, other than in accordance with the relative net asset value of the class, are expenses under the Servicing Plan which relates only to the Class A Shares and the Distribution Plan which relates only to the Class B Shares.

Sub-Administrators

         AmSouth is retained by BISYS as the Sub-Administrator to the Trust pursuant to an agreement between the Administrator and AmSouth. On April 1, 1996, AmSouth entered into an Agreement with ASO as the Sub-Administrator of the Trust. Pursuant to this agreement, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to (0.10%) ten one-hundredths of one percent of each Fund's average net assets. For the fiscal years ended July 31, 1999 and July 31, 1998, AmSouth received $2,184,291 and $1,924,684, respectively, with respect to the Trust.

         BISYS is retained by the Administrator as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services is entitled to compensation as mutually agreed upon from time to time by it and the Administrator.

Distributor

         BISYS serves as distributor to each Fund of the Trust pursuant to the Distribution Agreement dated as of July 16, 1997 (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect until January 31, 2000, and from year to year thereafter if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         Class A Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. Each Fund has entered into a specific arrangement with BISYS for the provision of such services by BISYS, and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Class A Shares of each Fund.

         The Servicing Plan was initially approved on December 6, 1995 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Servicing Plan (the "Independent Trustees"). The Servicing Plan reflects the creation of the Class A Shares, and provides for fees only upon that Class.

         The Servicing Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares of that Fund. The Servicing Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Servicing Plan that would materially increase the shareholder servicing fee with respect to a Fund requires the approval of the holders of that Fund's Class A Class. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Servicing Plan) indicating the purposes for which such expenditures were made.

         Under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), all Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. Regarding all Funds that participated in the ISG/AmSouth combination, this fee is in the form of a separate non-Rule 12b-1 fee. With respect to all other AmSouth Funds, the fee is a component of a 1.00% Rule 12b-1 fee. Funds that participated in the ISG/AmSouth combination bear a Rule 12b-1 fee of 0.75%. Despite the above-described differences in the legal character of shareholder servicing fees, all B Shares are subject to the same 1.00% aggregate fees for distribution and shareholder services; Class II Shares of a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class II Shares of each Fund; Class III Shares of a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of the Class III Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may apply the Class B, Class II or Class III Share Fee toward the following: (i) compensation for its services or expenses in connection with distribution assistance with respect to such Fund's Class B, Class II or Class III Shares; (ii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors) as brokerage commissions in connection with the sale of such Fund's Class B, Class II or Class III Shares; and (iii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors), broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services and/or reimbursement of expenses incurred in connection with distribution or shareholder services with respect to such Fund's Class B, Class II or Class III Shares.

         The Distribution Plan was initially approved on March 12, 1997 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees").

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Class B, Class II or Class III Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B, Class II or Class III Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Class B, Class II or Class III Shares of a Fund requires the approval of the holders of that Fund's Class B, Class II or Class III Shares. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan

(including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         For the fiscal year ended July 31, 1999, July 31, 1998 and July 31, 1997 the Distributor received the following servicing fees with respect to the Class A Shares and the following distribution fees with respect to the Class B, Class II and Class III Shares from the following Funds:


                                                           Fiscal Year Ended

                                       July 31, 1999(3)             July 31, 1998(3)                 July 31, 1997(3)
                                 ---------------------------    ------------------------           ---------------------
                                       Class A Shares                Class A Shares                    Class A Shares
                                                  Amount                        Amount                          Amount
                                    Earned        Waived          Earned        Waived               Earned     Waived
Balanced Fund                      $113,423         --           $113,853         $341                   --           --
Growth Fund                          28,262         --             12,190           37                   --           --
Enhanced Market Fund                 27,092       $9,055             --           --                     --           --
Value Fund                          178,812         --            145,774          437                   --           --
Equity Income Fund                   58,845         --             55,674          167                   --           --
Select Equity Fund                   28,366       10,391             --           --                     --
Small Cap Fund                        3,080         --              1,091            7                   --           --
Bond Fund                             7,330         --             15,851        9,530                   --           --
Government Income Fund                6,909         --             21,290       12,799                   --           --
Limited Term Bond Fund                7,521        4,513            8,171        4,912                   --           --
Florida Tax-Exempt Fund               9,991         --             13,848        8,325                   --           --
Municipal Bond Fund                   5,843         --              4,831        2,904                   --           --
Prime Money Market Fund             336,424      201,863          305,250      183,129             $305,882     $182,913
U.S. Treasury Fund                   16,054        9,633           19,155       11,498               27,598       16,307
Tax-Exempt Fund                      62,542       37,562           58,152       34,888               50,267       31,033
International Equity Fund             1,031        1,031                0            0                   --           --
Mid Cap Fund                          1,503            0               --           --                   --           --
Capital Growth Fund                  18,891            0            6,073            0              214,963      214,887
Large Cap Fund                      172,705      172,705                0            0                   --           --
Limited Term U.S.                     7,305        7,305           48,533       48,533               40,554       40,554
     Government Fund
Tennessee Tax-Exempt                  7,736            0            6,387            0              189,842      189,623
     Fund
Limited Term Tennessee               48,523       48,523           55,168       55,168               46,847       46,847
     Tax-Exempt Fund
Treasury Reserve Fund                     0            0               --           --                   --           --
Aggressive Growth                       524            0               --           --                   --           --
     Portfolio
Growth Portfolio                        266            0               --           --                   --           --
Growth and Income                       755            0               --           --                   --           --
      Portfolio
Moderate Growth and                     291            0               --           --                   --           --
     Income Portfolio
Current Income Portfolio                  5            0               --           --                   --           --


------------------------

      (3) For participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the fiscal year ended December 31, 1999, December 31, 1998, and December 31, 1997.

                                                                   Fiscal Year Ended

                                      July 31, 1999(3)              July 31, 1998(3)                    July 31, 1997(3)
                                 -------------------------      -------------------------           -------------------------
                                       Class B Shares                Class B Shares                      Class B Shares
                                                   Amount                           Amount                             Amount
                                    Earned         Waived         Earned            Waived           Earned           Waived
Balanced Fund                     $78,669              --          $21,204              --               --                --
Growth Fund                        51,893              --           15,982              --               --                --
Enhanced Market Fund               20,045              --               --              --               --                --
Value Fund                        102,305              --           33,233              --               --                --
Equity Income Fund                 77,644              --           35,433              --               --                --
Select Equity Fund                  8,018              --               --              --               --                --
Small Cap Fund                      8,620              --            2,093              --               --                --
Bond Fund                          16,859              --            1,542              --               --                --
Government Income Fund                 --              --               --              --               --                --
Limited Term Bond Fund              4,053              --               --              --               --                --
Florida Tax-Exempt Fund             1,086              --               --              --               --                --
Municipal Bond Fund                    --              --               --              --               --                --
Prime Money Market Fund             1,468              --               --              --               --                --
U.S. Treasury Fund                     --              --               --              --               --                --
Tax-Exempt Fund                        --              --               --              --               --                --
International Equity Fund             416               0                0               0               --                --
Mid Cap Fund                        2,945               0               --              --               --                --
Capital Growth Fund                40,157               0            8,089               0               --                --
Large Cap Fund                     74,774               0               23              23               --                --
Limited Term U.S.                   3,735               0            1,398               0               --                --
     Government Fund
Tennessee Tax-Exempt               10,630               0            5,131               0               --                --
     Fund
Limited Term Tennessee              5,915               0            3,332               0               --                --
     Tax-Exempt Fund
Treasury Reserve Fund                   0               0               --              --               --                --
Aggressive Growth                   2,179               0               --              --               --                --
     Portfolio
Growth Portfolio                    3,954               0               --              --               --                --
Growth and Income                   8,688               0               --              --               --                --
      Portfolio
Moderate Growth and                 4,809               0               --              --               --                --
     Income Portfolio
Current Income Portfolio              167               0               --              --               --                --

--------------------------------

      (3) For participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the fiscal year ended December 31, 1999, December 31, 1998, and December 31, 1997.

                                                             Fiscal Year Ended

                                July 31, 1999                    July 31, 1998                     July 31, 1997
                           ------------------------          ----------------------            ----------------------
                                Class II Shares                  Class II Shares                   Class II Shares

                                             Amount                          Amount                            Amount
                            Earned           Waived          Earned          Waived            Earned          Waived

Institutional Prime
  Obligations Fund         $17,200              --               --              --               --                --


                                                        Fiscal Year Ended

                                July 31, 1999                    July 31, 1998                     July 31, 1997
                           ------------------------          ----------------------            ----------------------
                               Class III Shares                 Class III Shares                  Class III Shares

                                             Amount                           Amount                             Amount
                          Earned             Waived           Earned          Waived           Earned            Waived
Institutional Prime
  Obligations Fund        $15,473              --               --              --               --                --

         All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class B Shares, Class II Shares or Class III Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class B Shares, Class II Shares or Class III Shares. Under the Distribution Plan, a Participating Organization may include AmSouth or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Trust will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Trust to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

Custodian

         AmSouth serves as custodian of the Trust pursuant to a Custodial Services Agreement with the Trust (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments.

Transfer Agent and Fund Accounting Services.

         BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as transfer agent to each Fund of the Trust pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust. The Transfer Agent is a wholly-owned subsidiary of The BISYS Group, Inc.

         BISYS Fund Services, Inc. ("Fund Accountant") provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, the Fund Accountant receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, plus out-of-pocket expenses, subject to a minimum annual fee of $40,000 for each tax-exempt Fund and $30,000 for each taxable Fund and the Money Market Funds may be subject to an additional fee of $10,000 for each Class.

Independent Accountants

         The financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the Trust incorporated by reference into this Statement of Additional Information which have been audited by PricewaterhouseCoopers LLP, former independent accountants for the Trust, as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. For the fiscal year ending July 31, 2000, Ernst & Young has been selected as the independent accountants for the Trust. Ernst & Young's address is 10 West Broad Street, Columbus, OH 43215. With respect to Funds participating in the ISG/AmSouth combination where a former ISG Fund is the accounting survivor, the financial information appearing in the Prospectuses under "FINANCIAL HIGHLIGHTS" has been derived from financial statements of the ISG Funds incorporated by reference into this Statement of Additional Information which have been audited by KPMG LLP, independent accountants for the ISG Funds, as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

Legal Counsel

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005-3333, are counsel to the Trust.

                             PERFORMANCE INFORMATION

General

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

         Investors may also judge the performance of each Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. and Donoghue's Money Fund Report. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morning Star, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today, and local newspapers and periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the Prospectus.

         Information about the performance of a Fund is based on the Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return are functions of the type and quality of instruments held in a Fund, operating expenses, and marketing conditions. Any fees charged by a Financial Institution with respect to customer accounts investing in Shares of a Fund will not be included in performance calculations.

Yields of the Money Market Funds

         The "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The Tax-Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the Tax-Exempt Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax-Exempt Fund is computed by dividing that portion of the effective yield of the Tax-Exempt Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         The yield and effective yield of each of the Money Market Funds and the tax equivalent yield and the tax equivalent effective yield of the Tax-Exempt Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

         For the seven-day period ended July 31, 1999, the yield, effective yield, the tax equivalent yield and the tax equivalent effective yield of the Trust Shares and Class A Shares of each Money Market Fund, calculated as described, above was as follows:

                                                                 Effective       Tax Equivalent            Tax Equivalent
  Fund                          Class            Yield           Yield                Yield                Effective Yield

Prime
Money Market Fund               Trust            4.39%             4.48%                 --                          --

U.S. Treasury Fund              Trust            4.05%             4.13%                 --                          --

Tax-Exempt Fund                 Trust            2.57%             2.60%              4.25%                       4.30%

Treasury Reserve Fund           Trust            4.23%             4.42%                 --                          --

Prime
Money Market Fund               Class A          4.29%             4.37%                 --                          --

U.S. Treasury Fund              Class A          3.96%             4.02%                 --                          --

Tax-Exempt Fund                 Class A          2.47%             2.50%              4.09%                       4.14%

Treasury Reserve Fund           Class A          4.32%             4.42%                 --                          --

Institutional

Prime Obligations Fund          Class I          4.83%             4.94%                 --                          --


Institutional
Prime Obligations Fund          Class II         4.58%             4.68%                 --                          --

Institutional
Prime Obligations Fund          Class III        4.33%             4.42%                 --                          --



Yield of the Capital Appreciation Funds, the Income Funds and the Tax-Free Funds

         The yield of each of the Capital Appreciation Funds, the Income Funds and the Tax-Free Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Capital Appreciation Funds and the Income Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Capital Appreciation Funds and the Income Funds.

         The Tax-Free Funds may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of each Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax-Free Funds is computed by dividing that portion of the effective yield of the Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Capital Appreciation Funds and the Income Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

         For the 30-day period ending July 31, 1999, the yield and the tax equivalent yield of the Income Funds was:

                                                         Tax Equivalent
            Fund             Class          Yield             Yield

Florida Tax-Exempt Fund      Class A        3.88%             6.42%
                             Trust          3.96%             6.56%

Municipal Bond Fund          Class A        4.01%             6.64%
                             Trust          4.10%             6.79%

Bond Fund                    Class A        5.43%             --
                             Trust          5.53%             --
                             Class B        4.60%             --

Government Income Fund       Class A        6.11%             --
                             Trust          6.22%             --

Limited Term Bond Fund       Class A        5.29%             --
                             Trust          5.38%             --

Limited Term U.S.            Class A        4.70%             N/A
     Government Fund         Trust          4.85%             N/A

Tennessee Tax-Exempt         Class A        3.39%             5.61%
     Fund                    Trust          3.74%             6.19%

Limited Term Tennessee       Class A        3.25%             5.38%
     Tax-Exempt Fund         Trust          N/A               N/A


         For the 30-day period ending July 31, 1999, the yield of the Capital Appreciation Funds was:

   Fund                                        Class                     Yield
   ----                                        -----                     -----

Value Fund                                     Trust                    0.63%
Balanced Fund                                  Trust                    2.84%
Equity Income Fund                             Trust                    0.79%
Growth Fund                                    Trust                    -0.38%
Small Cap Fund                                 Trust                    -0.99%
Enhanced Market Fund                           Trust                    0.31%
Select Equity Fund                             Trust                    -0.84%
International Equity Fund                      Trust                    N/A
Mid Cap Fund                                   Trust                    0
Capital Growth Fund                            Trust                    0
Large Cap Fund                                 Trust                    0.08%
Value Fund                                     Class A                  0.38%
Balanced Fund                                  Class A                  2.59%
Equity Income Fund                             Class A                  0.54%
Growth Fund                                    Class A                  -0.63%
Small Cap Fund                                 Class A                  -1.24%
Enhanced Market Fund                           Class A                  0.56%
Select Equity Fund                             Class A                  -1.10%
International Equity Fund                      Class A                  0
Mid Cap Fund                                   Class A                  0
Capital Growth Fund                            Class A                  0
Large Cap Fund                                 Class A                  0.08%
Value Fund                                     Class B                  -0.36%
Balanced Fund                                  Class B                  1.84%
Equity Income Fund                             Class B                  -0.21%
Growth Fund                                    Class B                  -1.39%
Small Cap Fund                                 Class B                  -1.99%
Enhanced Market Fund                           Class B                  -0.44%
Select Equity Fund                             Class B                  -1.85%
International Equity Fund                      Class B                  0
Mid Cap Fund                                   Class B                  0
Capital Growth Fund                            Class B                  0
Large Cap Fund                                 Class B                  0




Calculation of Total Return

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         For the one-year and five-year periods ended July 31, 1999, average annual total return was as follows:

Fund                                 Class            One-Year        Five-Year

Prime Money Market Fund              Trust             4.59%             4.99%
U.S. Treasury Fund                   Trust             4.16%             4.70%
Tax-Exempt Fund                      Trust             2.76%             3.08%
Prime Money Market Fund              Class A           4.48%             4.92%
U.S. Treasury Fund                   Class A           4.06%             4.63%
Tax-Exempt Fund                      Class A           2.66%             3.01%
Florida Tax-Exempt Fund              Class A           2.06%             --
Bond Fund                            Class A           2.58%             6.00%
Limited Term Bond Fund               Class A           4.01%             5.03%
Government Income Fund               Class A           2.62%             5.86%
Municipal Bond                       Class A           2.31%             3.71%
Institutional
  Prime Obligations Fund             Class I           --                --
Institutional
  Prime Obligations Fund             Class II          --                --
Institutional
  Prime Obligations Fund             Class III         --                --


Fund                                  Class         One-Year(4)     Five-Year(4)

AmSouth Limited Term                 Class A         N/A              N/A
  U.S. Government Fund
AmSouth Tennessee Tax-               Class A         (3.07%)          4.47%
  Exempt Fund
AmSouth Limited Term                 Class A         0.95%            5.83%
  Tennessee Tax-Exempt
  Fund
AmSouth Treasury Reserve             Class A         4.38%            4.80%
  Money Market Fund
AmSouth Limited Term                 Class B         N/A              N/A
  U.S. Government Fund
AmSouth Tennessee Tax-               Class B         (3.65%)          4.28%
  Exempt Fund
AmSouth Limited Term                 Class B         (1.84%)          3.32%
  Tennessee Tax-Exempt
  Fund
AmSouth Limited Term                 Trust           N/A              N/A
  U.S. Government Fund
AmSouth Tennessee Tax-               Trust           (2.83%)          4.58%
  Exempt Fund
AmSouth Limited Term                 Trust           1.08%            5.44%
  Tennessee Tax-Exempt
  Fund
AmSouth Treasury Reserve             Trust           4.39%            4.94%
  Money Market Fund



------------------------------

         (4) For participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the fiscal year ended December 31, 1999, December 31, 1998, and December 31, 1997.

         For the one-year and five-year periods ended July 31, 1999, average annual total return was as follows:

   Fund                       Class             One-Year        Five-Year
   ----                       -----             --------        ---------

Value Fund                    Trust             15.43%          19.61%
Balanced Fund                 Trust              9.74%          13.71%
Growth Fund                   Trust             22.05%          --
Equity Income Fund            Trust             14.43%          --
Small Cap Fund                Trust
Value Fund                    Class A           14.92%          18.38%
Balanced Fund                 Class A             9.40%         12.55%
Growth Fund                   Class A           21.76%          --
Equity Income Fund            Class A            9.03%          --
Small Cap Fund                Class A           -8.10%          --
Value Fund                    Class B           14.03%          18.95%
Balanced Fund                 Class B            9.74%          13.04%
Growth Fund                   Class B           20.96%          --
Equity Income Fund            Class B            13.34%         --
Small Cap Fund                Class B            -8.78%         --

   Fund                              Class            One-Year(5)        Five-Year(5)
   ----                              -----            -----------       -------------

AmSouth Capital Growth               Class A            21.85%             27.39%
  Fund
AmSouth Large Cap Fund               Class A            18.85%             28.74%
AmSouth Mid Cap Fund                 Class A            N/A                N/A
AmSouth International                Class A            26.77%             N/A
  Equity Fund
AmSouth Aggressive                   Class A            N/A                N/A
  Growth Portfolio
AmSouth Growth Portfolio             Class A            N/A                N/A
AmSouth Growth and                   Class A            N/A                N/A
  Income Portfolio
AmSouth Moderate Growth              Class A            N/A                N/A
  Income Portfolio
AmSouth Current Income               Class A            N/A                N/A
  Portfolio
AmSouth Capital Growth               Class B            21.11%             26.81%
  Fund
AmSouth Large Cap Fund               Class B            17.78%             28.50%
AmSouth Mid Cap Fund                 Class B            N/A                N/A
AmSouth International                Class B            25.98%             N/A
  Equity Fund
AmSouth Aggressive                   Class B            N/A                N/A
  Growth Portfolio
AmSouth Growth Portfolio             Class B            N/A                N/A
AmSouth Growth and                   Class B            N/A                N/A
  Income Portfolio
AmSouth Moderate Growth              Class B            N/A                N/A
  Income Portfolio
AmSouth Current Income               Class B            N/A                N/A
  Portfolio
AmSouth Capital Growth               Trust              22.09%             27.29%
  Fund
AmSouth Large Cap Fund               Trust              18.85%             28.74%
AmSouth Mid Cap Fund                 Trust              N/A                N/A
AmSouth International                Trust              26.72%             N/A
  Equity Fund
AmSouth Aggressive                   Trust              N/A                N/A
  Growth Portfolio
AmSouth Growth Portfolio             Trust              N/A                N/A
AmSouth Growth and                   Trust              N/A                N/A
  Income Portfolio
AmSouth Moderate Growth              Trust              N/A                N/A
  Income Portfolio
AmSouth Current Income               Trust              N/A                N/A
  Portfolio

         (5) For participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the fiscal year ended December 31, 1999, December 31, 1998, and December 31, 1997.

         For the period from commencement of operations through July 31, 1999, the average annual total return was as follows:

                                                 Commencement of Operations            Commencement
   Fund                              Class        through  July 31, 1999               of Operations Date
   ----                              -----        ----------------------               ------------------

Prime Money Market Fund              Trust              5.33%                           August 8, 1988
U.S. Treasury Fund                   Trust              5.08%                           September 8, 1988
Tax-Exempt Fund                      Trust              3.06%                           June 27, 1988
Florida Tax-Exempt Fund              Trust              5.05%                           September 2, 1997
Municipal Bond Fund                  Trust              5.90%                           September 2, 1997
Bond Fund                            Trust              7.94%                           September 2, 1997
Limited Term Bond Fund               Trust              6.78%                           September 2, 1997
Government Income Fund               Trust              5.69%                           September 2, 1997
Prime Money Market Fund              Class A            5.30%                           April 1, 1996
U.S. Treasury Fund                   Class A            5.05%                           April 1, 1996
Tax-Exempt Fund                      Class A            3.03%                           April 1, 1996
Florida Fund                         Class A            4.10%                           September 30, 1994
Municipal Bond Fund                  Class A            5.72%                           July 1, 1997
Bond Fund                            Class A            7.51%                           December 1, 1988
Limited Term Bond Fund               Class A            6.34%                           February 1, 1988
Government Income Fund               Class A            4.94%                           October 1, 1993
Bond Fund                            Class B            7.75%                           September 2, 1997
Prime Money Market Fund              Class B            3.62%                           June 15, 1998
Institutional
  Prime Obligations Fund             Class I            4.31%                           September 15, 1998
Institutional
  Prime Obligations Fund             Class II           1.96%                           February 19, 1999
Institutional
  Prime Obligations Fund             Class III          1.84%                           February 22, 1999


 Fund                                       Class            Since Inception(6)
 ----                                       -----            ----------------

AmSouth Limited Term                      Class A                5.99%
  U.S. Government Fund
AmSouth Tennessee Tax-                    Class A                6.25%
  Exempt Fund
AmSouth Limited Term                      Class A                7.48%
  Tennessee Tax-Exempt
  Fund
AmSouth Treasury Reserve                  Class A                4.30%
  Money Market Fund
AmSouth Limited Term                      Class B                5.87%
  U.S. Government Fund
AmSouth Tennessee Tax-                    Class B                6.20%
  Exempt Fund
AmSouth Limited Term                      Class B                3.98%
  Tennessee Tax-Exempt
  Fund
AmSouth Limited Term                      Trust                  5.99%
  U.S. Government Fund
AmSouth Tennessee Tax-                    Trust                  6.28%
  Exempt Fund
AmSouth Limited Term                      Trust                  N/A
  Tennessee Tax-Exempt
  Fund
AmSouth Treasury Reserve                  Trust                  4.39%
  Money Market Fund

------------------------------

       (6) For participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the fiscal year ended December 31, 1999, December 31, 1998, and December 31, 1997.

         For the period from commencement of operations through July 31, 1999, the average annual total return was as follows:



                                                      Commencement of Operations      Commencement
   Fund                               Class           through July 31, 1999           of Operations Date
   ----                               -----           ---------------------           ------------------

Value Fund                            Trust             15.49%                          December 1, 1988
Balanced Fund                         Trust             12.97%                          December 19, 1991
Equity Income Fund                    Trust             17.01%                          March 20, 1997
Growth Fund                           Trust             19.36%                          July 31, 1997
Small Cap Fund                        Trust             -11.30%                         March 2, 1998
Enhanced Market Fund                  Trust             40.10%                          September 1, 1998
Select Equity Fund                    Trust             19.62%                          September 1, 1998
Value Fund                            Class B           15.28%                          December 1, 1988
Balanced Fund                         Class B           12.70%                          December 19, 1991
Equity Income Fund                    Class B           15.00%                          March 20, 1997
Growth Fund                           Class B           16.54%                          August 3, 1997
Small Cap Fund                        Class B           -14.77%                         March 2, 1998
Enhanced Market Fund                  Class B           33.90%                          September 1, 1998
Select Equity Fund                    Class B           13.59%                          September 1, 1998
Value Fund                            Class A           14.93%                          December 1, 1988
Balanced Fund                         Class A           12.22%                          December 19, 1991
Equity Income Fund                    Class A           14.54%                          March 20, 1997
Growth Fund                           Class A           16.34%                          August 3, 1997
Small Cap Fund                        Class A           -14.27%                         March 2, 1998
Enhanced Market Fund                  Class A           33.65%                          September 1, 1998
Select Equity Fund                    Class A           14.08%                          September 1, 1998


   Fund                                        Class         Since Inception(7)
   ----                                        -----         ----------------

AmSouth Capital Growth                         Class A         13.75%
  Fund
AmSouth Large Cap Fund                         Class A         20.61%
AmSouth Mid Cap Fund                           Class A         73.30%
AmSouth International                          Class A         13.37%
  Equity Fund
AmSouth Aggressive                             Class A         16.92%
  Growth Portfolio
AmSouth Growth Portfolio                       Class A         8.85%
AmSouth Growth and                             Class A         5.21%
  Income Portfolio
AmSouth Moderate Growth                        Class A         3.37%
  Income Portfolio
AmSouth Current Income                         Class A         (1.63%)
  Portfolio
AmSouth Capital Growth                         Class B         13.61%
  Fund
AmSouth Large Cap Fund                         Class B         20.46%
AmSouth Mid Cap Fund                           Class B         72.80%
AmSouth International                          Class B         13.07%
  Equity Fund
AmSouth Aggressive                             Class B         15.70%
  Growth Portfolio
AmSouth Growth Portfolio                       Class B         9.48%
AmSouth Growth and                             Class B         6.10%
  Income Portfolio
AmSouth Moderate Growth                        Class B         1.50%
  Income Portfolio
AmSouth Current Income                         Class B         (1.66%)
  Portfolio
AmSouth Capital Growth                         Trust           13.73%
  Fund
AmSouth Large Cap Fund                         Trust           20.60%
AmSouth Mid Cap Fund                           Trust           78.70%
AmSouth International                          Trust           13.35%
  Equity Fund
AmSouth Aggressive                             Trust           16.31%
  Growth Portfolio
AmSouth Growth Portfolio                       Trust           8.59%
AmSouth Growth and                             Trust           8.40%
  Income Portfolio
AmSouth Moderate Growth                        Trust           3.64%
  Income Portfolio
AmSouth Current Income                         Trust           (1.41%)
  Portfolio


-------------------------------

      (7) For participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the fiscal year ended December 31, 1999, December 31, 1998, and December 31, 1997.

Performance Comparisons

         Yield and Total Return. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective Shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may be included in advertisements.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/ Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating agency.

All Funds. Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Financial Institutions for cash management services will reduce a Fund's effective yield to Customers.

                             ADDITIONAL INFORMATION

Organization and Description of Shares

         The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988, to "AmSouth Mutual Funds" as of August 19, 1993 and to "AmSouth Funds" as of November 30, 1999 by amendments to the Agreement and Declaration of Trust. A copy of the Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Trust presently has twenty-nine series of Shares which represent interests in the Value Fund, the Growth Fund, the Capital Growth Fund, the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund, the Equity Income Fund, the Balanced Fund, the Select Equity Fund, the Enhanced Market Fund, the International Equity Fund, the Strategic Portfolios: Aggressive Growth Portfolio, the Strategic Portfolios: Growth Portfolio, the Strategic Portfolios:
Growth and Income Portfolio, the Strategic Portfolios: Moderate Growth and Income Portfolio, the Strategic Portfolios: Current Income Portfolio, the Bond Fund, the Limited Term Bond Fund, the Government Income Fund, the Limited Term U.S. Government Fund, the Municipal Bond Fund, the Florida Tax-Exempt Fund, the Tennessee Tax-Exempt Fund, the Limited Term Tennessee Tax-Exempt Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Treasury Reserve Money Market Fund, the Tax-Exempt Money Market Fund, and the Prime Obligations Money Market Fund. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, (iii) when pertaining to the Shareholder Servicing Plan, and (iv) when pertaining to the Distribution Plan. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding voting Shares of the Trust and filed with the Trust's custodian or by vote of the holders of two-thirds of the outstanding voting Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding voting Shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder Liability

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

Miscellaneous

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

         As used in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of Shares in that Group, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund.


         [REVISE AS OF WHAT DATE?]As of August 10, 1999, the trustees and officers of the Trust, as a group, owned less than 1% of the Trust Shares, of the Class A Shares and of the Class B Shares of any of the AmSouth Funds.

         As of August 10, 1999, AmSouth, 1901 Sixth Avenue-North, Birmingham, Alabama 35203 was the Shareholder of record of the outstanding voting shares of the Trust Shares of the Funds as follows: 92.68% of the Prime Money Market Fund, 46.91% of the U.S. Treasury Fund, 99.99% of the Tax-Exempt Fund, 97.49% of the Value Fund, 98.90% of the Regional Equity Fund, 98.19% of the Bond Fund, 99.09% of the Limited Term Bond Fund, 96.80% of the Balanced Fund, 98.67% of the Florida Fund, 100% of the Government Income Fund, 98.49% of the Municipal Bond Fund, 100% of the Equity Income Fund, 96.76% of the Growth Fund, 100% of the Small Cap Fund, 99.95% of the Enhanced Market Fund, and 100% of the Select Equity Fund. AmSouth was the Shareholder of record of 6.64% of the Class A Shares of the Select Equity Fund and 100% of the Class I, Class II and Class III Shares of the Institutional Prime Obligations Fund. Under the 1940 Act, AmSouth may be deemed to be a controlling person of the Trust Class of each of the above-mentioned Funds. The ultimate parent of AmSouth is AmSouth Bancorporation.

         As of August 10, 1999, National Financial Services Corporation, One World Financial Center, 200 Liberty Street, New York, New York 10281, was the Shareholder of record of the outstanding voting Shares of the Class A Shares of the Funds as follows: 99.54% of the Prime Money Market Fund, 97.86% of the Treasury Fund, 95.84% of the Tax-Exempt Fund, 7.44% of the Government Income Fund, 20.45% of the Bond Fund, 5.30% of the Limited Term Bond Fund, 36.55% of the Municipal Bond Fund, 68.22% of the Florida Fund, 13.75% of the Growth Fund, 54.19% of the Small Cap Fund, 5.57% of the Select Equity Fund, 5.23% of the Regional Equity Fund, and 12.41% of the Enhanced Market Fund. As of August 10, 1999 National Financial Services Corporation, One World Financial Center, 200

Liberty Street, New York, New York 10281, was the Shareholder of record of the outstanding voting Shares of the Class B Shares of the Funds as follows: 82.16% of the Prime Money Market Fund, 7.56% of the Bond Fund, 7.98% of the Regional Equity Fund, 5.62% of the Small Cap Fund, 24.71% of the Limited Term Bond Fund, 99.38% of the Municipal Bond Fund, and 92.10% of the Florida Fund. National Financial Services Corporation under the 1940 Act may be deemed to be a controlling person of the Class A Shares of the Prime Money Market Fund, Treasury Fund, Tax-Exempt Fund, Municipal Bond Fund, Florida Fund and Small Cap Fund and the Class B Shares of the Prime Money Market Fund, Select Equity Fund, Municipal Bond Fund and Florida Fund.

         The following table indicates each additional person known by the group to own beneficially 5% or more of the Shares of a Fund of the Trust as of August 10, 1999:


                                  U.S. Treasury Fund -- Trust Shares

                                   Number of
Name and Address                   Shares                    Percentage
Hare & Co.                         160,484,114               51.83%
One Wall Street
New York, NY  10286


                             Limited Term Bond Fund -- Class A Shares

                                   Number of
Name and Address                   Shares                 Percentage
Morgan Keegan, Inc.                 14,229                 5.32%
Robert P. Hall, IRA
19493 Scenic Hwy. 98
Fairhope, AL  36532


                                    Municipal Bond Fund -- Class A Shares

                                    Number of
Name and Address                    Shares                      Percentage

Sterne Agee Leach Inc.              60,586                       21.09%
Plaza Suite 100B
813 Shades Creek Parkway
Birmingham, AL 35209


         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

         The financial statements of the AmSouth Funds are incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended July 31, 1999 have been audited by PricewaterhouseCoopers LLP, the former independent public accountants to the AmSouth Funds, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. The financial statements for the former ISG Funds for the fiscal year ended December 31, 1999 have been audited by KPMG LLP, the former independent public accountants to the ISG Funds, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. A copy of each such reports may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephone toll-free at 800-451-8382.

                                    APPENDIX

         Short-Term Ratings. Short-term credit ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Short-term credit rated A-1 by S&P indicates that the degree of safety regarding timely payment is extremely strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Short-term credit rated A-2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Short-term credit rated A-3 indicates adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Short-term credit rated B is regarded as having only speculative capacity for timely payment. Short-term credit rated C is assigned to short-term debt obligations with a doubtful capacity for payment. Short-term credit rated D represents an issue in default or when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless Standard & Poor's believes such payments will be made during such grace period.

         The rating Prime-1 is the highest short-term rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of senior short-term debt obligations. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Short-term credit rated F-1 by Fitch IBCA is regarded as having the strongest capacity for timely payments. Short-term credit rated F-2 by Fitch IBCA is regarded as having a satisfactory capacity for timely payment, but that margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. Short-term credit rated F-3 has an adequate capacity for timely payment but near-term adverse changes could cause these securities to be rated below investment grade. Issues rated B have characteristics suggesting a minimal capacity for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. Issues related C have characteristics suggesting default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. Issues rated D denotes actual or imminent payment default. The plus (+) sign is used after a rating symbol to designate the relative status of an issuer within the rating category.

Corporate Debt and State and Municipal Bond Ratings.

         Standard & Poor's Corporation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in the higher rated categories.

         BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

         CC -- The rating "CC" is currently highly vulnerable to nonpayment.

         C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         To provide more detailed indications of credit quality, the ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         Moody's Investor Services. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa are considered medium-grade obligations; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Other Ratings of Municipal Obligations

         The following summarizes the two highest ratings used by Moody's ratings for state and municipal short-term obligations. Obligations bearing MIG-1 and VMIG-1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated "MIG-2" or "VMIG-2" denote high quality with ample margins of protection although not so large as in the preceding rating group.

Preferred Stock Ratings

         The following summarizes the ratings used by Moody's for preferred stock:

         "aaa" An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         "aa" An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         "a" An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         "baa" An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         "ba" An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         "b" An issue which is rate "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         "caa" An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         "ca" An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         "c" This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

         The following summarizes the ratings used by Standard & Poor's for preferred stock:

         "AAA" This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         "AA" A preferred stock issue rated "AA" also qualifies as a high-quality, fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         "A" An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         "BBB" An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

         "BB," "B," "CCC" Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "CC" The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         "C"  A preferred stock rated "C" is a nonpaying issue.

         "D" A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

         "N.R." This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         "Plus (+) or minus (-)" To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PART C.  OTHER INFORMATION

Item 23.  Exhibits

              (a) Amended Declaration of Trust, dated as of June 25, 1993 and filed on August 19, 1993 -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

              (b) (1) By-laws -- incorporated by reference to the Registrant's initial Registration Statement on Form N-1A (File No. 33-21660).

                  (2) Amendment No. 1 to By-laws -- incorporated by reference to
                      Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

              (c)     Rights of Shareholders

             The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

                                   ARTICLE III

             No Preemptive Rights

             Section 4. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

             Status of Shares and Limitation of Personal Liability

             Section 5. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the same nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor except as specifically provided herein to call upon any

             Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

                                   ARTICLE IV
                                  The Trustees

             Election

             Section 1. There shall initially be one Trustee who shall be Stephen G. Mintos. The number of Trustees shall be as provided in the Bylaws or as fixed from to time by the Trustees. The shareholders may elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Each Trustee shall serve during the continued lifetime of the Trust until he dies, resigns or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and the election and qualification of his successor. Any Trustee may resign at any time by written instrument signed by him and delivered to any officer of the Trust, to each other Trustee or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his resignation or removal, or any right to damages on account of such removal.

             Advisory, Management and Distribution

             Section 6. The Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory and/or: management services with any corporation, trust, association or other organization (the "Manager"), every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may provide for one or more Sub-advisers who shall perform all or part of the obligations of the Manager under such Contract and may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine, including, without limitation, authority to determine from time to time what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments. The Trustees may also, at any time and from time to time, contract with the Manager or any other corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or principal underwriter for the Shares, every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine.

             The fact that:

             (i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any corporation, trust, association, or other organization, or of or for any parent or affiliate of any organization, with which an advisory or management contract, or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other agency contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that

             (ii) any corporation, trust, association or other organization with which an advisory or management contract or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other agency contract may have been or may hereafter be made also has an advisory or management contract, or principal underwriter's or distributor's contract, or transfer, Shareholder servicing or other agency contract with one or more other corporations, trusts, associations, or other organizations, or has other business or interests shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders.

                                    ARTICLE V
                    Shareholders' Voting Powers and Meetings

             Shareholders shall have such power to vote as is provided for in, and may hold meetings and take actions pursuant to the provisions of the Bylaws.

                                  ARTICLE VIII
                                 Indemnification

             Shareholders

             Section 4. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense, arising from such liability, but only out of the assets, of the particular series of Shares of which he or she is or was a Shareholder.

                                   ARTICLE IX
                                  Miscellaneous

             Trustees, Shareholders, etc. Not Personally Liable; Notice

             Section 1. All persons extending credit to, contracting with or having any claim against the Trust or a particular series of Shares shall look only to the assets of the Trust or the assets of that particular series of Shares for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Nothing in this Declaration of Trust shall protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

             Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers shall give notice that this Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts and shall recite that the same was executed or made by or on behalf of the Trust or by them as Trustee or Trustees or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, and may contain such further recital as he or she or they may deem appropriate, but the omission thereof shall not operate to bind any Trustee or Trustees or officer or officers or Shareholder or Shareholders individually.

             Duration and Termination of Trust

             Section 4. Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by the vote of Shareholders holding at least a majority of the Shares of each series entitled to vote or by the Trustees by written notice to the Shareholders. Any series of Shares may be terminated at any time by vote of Shareholders holding at least a majority of the Shares of such series entitled to vote or by the Trustees by written notice to the Shareholders of such series.

             Upon termination of the Trust or of any one or more series of Shares, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the particular series as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the series involved, ratably according to the number of Shares of such series held by the several Shareholders of such series on the date of termination.

             Amendments

             Section 7. This Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares of each series entitled to vote, except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required. Amendments having the purpose of changing the name of the Trust, of establishing, changing, or eliminating the par value of the shares or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

             The following portions of Registrant's Bylaws incorporated as Exhibit (b) hereto, define the rights of Shareholders:

                                   ARTICLE 11
                    Shareholders' Voting Powers and Meetings

             11.1 Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article IV,
             Section 1 of the Declaration of Trust, provided, however, that no meeting of Shareholders is required to be called for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders,
             (ii) with respect to any Manager or Sub-Adviser as provided in
             Article IV, Section 6 of the Declaration of Trust to the extent required by the 1940 Act, (iii) with respect to any termination of this Trust to the extent and as provided in Article IX, Section 4 of the Declaration of Trust, (iv) with respect to any amendment of the Declaration of Trust to the extent and as provided in Article IX, Section 7 of the Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust , these Bylaws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. The Shareholders of any particular series shall not be entitled to vote on any matters as to which such series is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series are affected or as required by law, all of the Shares of each series shall, on matters as to which it is entitled to vote, vote with other series so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such series, separately. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration of Trust or these Bylaws to be taken by shareholders.

             11.2 Voting and Meetings. Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in Article IV, Section 1 of the Declaration of Trust and for such other purposes as may be prescribed by law, by the Declaration of Trust or by these Bylaws. Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust. Whenever notice of a meeting is required to be given to a Shareholder under the Declaration of Trust or these Bylaws, a written waiver thereof, executed before or after the meeting by such Shareholder or his attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

             11.3 Quorum and Required Vote. A majority of Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting, except that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that holders of any series shall vote as a series, then a majority of the aggregate number of Shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a larger vote is required by any provision of law or the Declaration of Trust or these Bylaws, a majority of the Shares voted shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that the holders of any series shall vote as a series, then a majority of the Shares of that series voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that series is concerned.

             11.4 Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Bylaws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

             11.5 Record Dates. For the purposes of determining the shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of shareholders or the date for the payment of any dividend or of any other distributions, as the record date for determining the shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only shareholders of record on such record date shall have such right notwithstanding any transfer of shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all of any part of such period.

             (d)  (1)   Investment Advisory Agreement dated as of August 1, 1988
                        between the Registrant and AmSouth Bank N.A. -- incorporated by reference to Post-Effective Amendment
                        No. 1 to the Registrant's Registration Statement on Form
                        N-1A (File No. 33-21660).

                  (2) Amendment No. 1 dated as of December 5, 1989 to Investment Advisory Agreement dated as of August 1, 1988 between the Registrant and AmSouth Bank N.A. -- incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (3) Form of Amended Schedule A dated March 13, 2000 to the Investment Advisory Agreement dated as of August 1, 1988 between the Registrant and AmSouth Bank, N.A. is filed herewith.

                  (4) Investment Advisory Agreement between the Group and AmSouth Bank N.A. dated as of January 20, 1989 with respect to The ASO Outlook Group Limited Maturity Fund -- incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (5) Amendment No. 1 dated as of December 5, 1989 to the Investment Advisory Agreement dated as of January 20, 1989 between the Registrant and AmSouth Bank, N.A. -- incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (6) Investment Sub-Advisory Agreement dated as of March 12, 1997 between AmSouth Bank and Rockhaven Asset Management -- incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on July 3, 1997 on Form N-1A (File No. 33-21660).

                  (7) Investment Sub-Advisory Agreement dated July 31, 1997 between AmSouth Bank and Peachtree Asset Management -- incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on November 26, 1997 on Form N-1A (File No. 33-21660).

                  (8)   Investment Sub-Advisory Agreement dated as of
                        March 2, 1998 between AmSouth Bank and Sawgrass Asset Management, LLC -- incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on May 22, 1998 on Form N-1A (File No. 33-21660).

                  (9) Investment Sub-Advisory Agreement dated September 1, 1998 between AmSouth Bank and OakBrook Investments, LLC is incorporated by reference to Exhibit 5(i) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on September 24, 1998 on Form N-1A (File No. 33- 21660).

                  (10) Form of the Investment Sub-Advisory Agreement dated March 13, 2000 between AmSouth Bank and Lazard Asset Management is filed herewith.

                  (11) Form of the Investment Sub-Advisory Agreement dated March 13, 2000 between AmSouth Bank and Bennett Lawrence Management, LLC is filed herewith.

            (e)   (1)   Distribution Agreement dated as of July 16, 1997 between
                        the Registrant and BISYS Fund Services, Limited
                        Partnership is incorporated by reference to Exhibit 6(a) of Post-Effective Amendment No. 24 to the Registrant's
                        Registration Statement filed on August 27, 1997 on Form
                        N-1A (File No. 33-21660).

                  (2) Form of Amended Schedules A, B, C and D dated November 23, 1999 to the Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership are filed herewith.

                  (3) Dealer Agreement between The Winsbury Company and AmSouth Investment Services, Inc. -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (4) Dealer Agreement between The Winsbury Company and National Financial Services Corporation -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (5) Dealer Agreement between The Winsbury Company and AmSouth Bank N.A. -- incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

            (f)   None.

            (g)   (1)   Custodian Agreement dated as of April 17, 1997 between
                        the Registrant and AmSouth Bank -- incorporated by reference to Exhibit 8(a) to Post-Effective Amendment
                        No. 23 to the Registrant's Registration Statement filed on July 3, 1997 on Form N-1A (File No. 33-21660).

                  (2) Form of Amended Schedule A dated March 13, 2000 to the Custodian Agreement between the Registrant and AmSouth Bank is filed herewith.

            (h)   (1)   Management and Administration Agreement dated as of
                        November 23, 1999 between the Registrant and ASO
                        Services Company is filed herewith.

                  (2) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and AmSouth Bank is filed herewith.

                  (3) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and BISYS Fund Services, Inc. is filed herewith.

                  (4) Transfer Agency and Shareholder Service Agreement dated as of November 23, 1999 between the Registrant and BISYS Fund Services, Inc. is filed herewith.

                  (5) Fund Accounting Agreement dated as of November 23, 1999 between the Registrant and ASO Services Company, Inc. is filed herewith.

                  (6) Shareholder Servicing Plan for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (7) Form of Amended Schedule I dated March 13, 2000 to the Shareholder Servicing Plan is filed herewith.

                  (8) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995 is incorporated by reference to Exhibit 18(c) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (i)   Opinion of Ropes & Gray is filed herewith.

                  (j)   (1) Consent of Ropes & Gray is filed herewith.

                        (2) Consent of PricewaterhouseCoopers LLP is filed
                            herewith.

                        (3) Consent of KPMG LLP is filed herewith.

                  (k)   None.

                  (l)   (1)   Purchase Agreement between the Registrant and
                              Winsbury Associates incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's
                              Registration Statement on Form N-1A (File No.
                              33-21660).

                        (2) Purchase Agreement between the Registrant and Winsbury Associates dated October 31, 1991 incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                        (3) Purchase Agreement between the Registrant and Winsbury Associates relating to the Alabama Tax-Free Fund and the Government Income Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                        (4) Purchase Agreement between the Registrant and Winsbury Service Corporation relating to the Florida Tax-Free Fund is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660).

                  (m) Form of Distribution and Shareholder Services Plan between the Registrant and BISYS Fund Services, Inc., dated as of March 13, 2000 is filed herewith.

                  (n) Multiple Class Plan for AmSouth Funds adopted by the Board of Trustees on December 6, 1995, as amended and restated as of November 23, 1999 is filed herewith.

                  (p)   (1)   Form of AmSouth Funds Code of Ethics is filed
                              herewith.

                  (p)   (2)   Form of AmSouth Bank Code of Ethics is filed
                              herewith.

                  (p)   (3)   Form of BISYS Fund Services Code of Ethics is
                              filed herewith.

-------------

Item 24.          Persons Controlled By or Under Common Control with Registrant

                  As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant's Prime Obligations Fund, Equity Fund, Regional Equity Fund, AmSouth U.S. Treasury Fund, Tax Exempt Fund, Bond Fund, Limited Maturity Fund, Municipal Bond Fund, Government Income Fund, Florida Tax-Free Fund, Balanced Fund, Equity Income Fund, Capital Growth Fund and Small Cap Fund.

Item 25.          Indemnification

                  Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

                  "Trustees, Officers, etc.

                  Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the

                  Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                  Compromise Payment

                  Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibits 6(a).

                  In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 26. Business and Other Connections of Investment Advisor and Investment Sub-Advisors.

                  AmSouth Bank

                  AmSouth Bank ("AmSouth") is the investment advisor of each Fund of the Trust. AmSouth is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of June 30, 1999 of $20 billion and operated 276 banking offices and over 600 ATM locations in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of March 31, 1999, AmSouth and its affiliates had over $8 billion in assets under discretionary management and provided custody services for an additional $21 billion in securities. AmSouth is the largest provider of trust services in Alabama, and its Trust Natural Resources and Real Estate

                  Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

                  There is set forth below information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's investment advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


Name and Position with                                    Other business, profession,
AmSouth Bank                                              AmSouth Bank vocation, or employment
------------                                              ------------------------------------

J. Harold Chandler                                        Chairman, President & CEO
Director                                                  Provident Companies, Inc.
                                                          One Fountain Square
                                                          Chattanooga, Tennessee 37402

James E. Dalton, Jr.                                      President and CEO
Director                                                  Quorum Health Group, Inc.
                                                          103 Continental Place
                                                          Brentwood, Tennessee 37027

Rodney C. Gilbert                                         Chairman of the Board & CEO
Director                                                  Enfinity Corporation
                                                          3700 Old Leeds Road
                                                          Birmingham, Alabama 35213

Elmer B. Harris                                           President and CEO
Director                                                  Alabama Power Company
                                                          600 North 18th Street
                                                          Birmingham, Alabama 35291

Victoria Jackson Gregorious                               President and CEO
Director                                                  DSS/ProDiesel, Inc.
                                                          922 Main Street
                                                          Nashville, Tennessee 37206

Ronald L. Kuehn, Jr.                                      Chairman of the Board, President and CEO
Director                                                  Sonat Inc.
                                                          1900 Fifth Avenue North
                                                          Birmingham, Alabama 35203

James R. Malone                                           Chairman and CEO
Director                                                  HMI Industries, Inc./Intok Capital, Inc.
                                                          8889 Pelican Bay Boulevard
                                                          Naples, Florida 34108

Claude B. Nielson                                         President and CEO
Director                                                  Coca-Cola Bottling Company United, Inc.
                                                          4600 East Lake Boulevard
                                                          Birmingham, Alabama 35217

Dr. Benjamin F. Payton                                    President
Director                                                  Tuskegee University
                                                          399 Montgomery Road
                                                          Tuskegee, Alabama 36083

C. Dowd Ritter                                            AmSouth Bancorporation
Chairman, President and CEO                               AmSouth Bank
                                                          AmSouth-Sonat Tower
                                                          1900 Fifth Avenue North
                                                          Birmingham, Alabama 35203

Herbert A. Sklenar                                        Chairman Emeritus
Director                                                  Vulcan Materials Company
                                                          Two Metroplex Drive
                                                          Birmingham, Alabama 35209

Michael C. Baker                                          None
Senior Executive Vice President

O.B. Grayson Hall, Jr.                                    None
Executive Vice President

David B. Edmonds                                          None
Executive Vice President

Sloan D. Gibson, IV                                       None
Senior Executive Vice President
and Chief Financial Officer

W. Charles Mayer, III                                     None
Senior Executive Vice President

Candice W. Rogers                                         None
Senior Executive Vice President

E.W. Stephenson, Jr.                                      None
Senior Executive Vice President

Alfred W. Swan, Jr.                                       None
Senior Executive Vice President

Stephen A. Yoder                                          None
Executive Vice President
and General Counsel

Rockhaven

      Rockhaven Asset Management, LLC ("Rockhaven") is the sub-advisor of the AmSouth Equity Income Fund. Rockhaven is jointly owned by Christopher H. Wiles (50%) and AmSouth Bank (50%), and is headquartered in Pittsburgh, Pennsylvania. As of March 1, 1999, the AmSouth Equity Income Fund is by far the predominant client of Rockhaven. In the future, Rockhaven intends to advise on other mutual funds and separate accounts.

      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.



Name and Position with                  Other business, profession,
Rockhaven Asset Management              vocation, or employment
--------------------------              -----------------------
Christopher H. Wiles                    Prior to February 7, 1997, Senior Vice
President and Chief Investment          President, Federated Investors, Pittsburgh, PA
Officer and Managing Partner

Michael C. Baker                        Senior Executive Vice President, AmSouth
Managing Partner                        Bank, Birmingham, Alabama

Peachtree

      Peachtree Asset Management ("Peachtree") is the sub-adviser of the AmSouth Capital Growth Fund. Peachtree is a division of SSBC Fund Management LLC ("SSBCFM"), a wholly-owned subsidiary of Smith Barney Holdings, Inc., which in turn is a wholly-owned subsidiary of Travelers Group Inc. Peachtree has performed advisory services since 1994 for institutional clients, and has its principal offices at 303 Peachtree Street, N.E., Atlanta, GA 30308. SSBCFM and its predecessors have been providing investment advisory services to mutual funds since 1968. As of February 28, 1999, SSBCFM had aggregate assets under management of approximately $___ BILLION.

      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with                  Other business, profession,
Peachtree Asset Management              vocation, or employment
--------------------------              -----------------------
Lamond Godwin                           N/A
Chairman & CEO

Dennis A. Johnson                       N/A
President & Chief Investment Officer


Sawgrass

      Sawgrass Asset Management, LLC ("Sawgrass") serves as the investment sub-advisor to the AmSouth Small Cap Fund. Sawgrass is 50% owned by AmSouth and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 4337 Pablo Oaks Court, Jacksonville, FL 32224.

      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with                               Other business, profession,
Sawgrass Asset Management, LLC                       vocation or employment
------------------------------                       ----------------------

Dean E. McQuiddy, Principal                          Barnett Capital Advisors

Andrew M. Cantor, Principal                          Barnett Capital Advisors

Brian K. Monroe, Principal                           Barnett Asset Management


OakBrook

      OakBrook Investments, LLC ("OakBrook") serves as the investment sub-advisor to the AmSouth Enhanced Market Fund and the AmSouth Select Equity Fund. OakBrook is 50% owned by AmSouth Bank and 50% jointly owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 135, Lisle, IL 60532.

      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with            Other business, profession,
OakBrook Investments, LLC         vocation or employment
-------------------------         ----------------------

Neil R. Wright                    Prior to 1/1/98, Chief Investment Officer,
                                  ANB Investment Management & Trust Co.;
                                  1/1/98 - 2/25/98, Northern Trust Quantitative
                                  Advisors, Inc.



Janna L. Sampson                  Prior to 1/1/98, Senior Portfolio Manager,
                                  ANB Investment Management & Trust Co.; 1/1/98
                                  - 2/25/98, Northern Trust Quantitative
                                  Advisors, Inc.

Peter M. Jankovskis               Prior to 1/1/98, Manager of Research, ANB
                                  Investment Management & Trust Co.; 1/1/98 -
                                  2/25/98, Northern Trust Quantitative Advisors,
                                  Inc.

Lazard

      Lazard Asset Management ("Lazard") is the sub-advisor of the AmSouth International Equity Fund. Lazard, a division of Lazard Freres & Co., LLC, which is a New York limited liability company, provides investment management services to client discretionary accounts with assets totaling approximately $71 billion as of December 31, 1998.

      Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Lazard Asset Management, the investment adviser of the Registrant's

AmSouth International Equity Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Lazard Asset Management or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Lazard Asset Management (SEC File No. 801-50349).

Bennett Lawrence

      Bennett Lawrence Management ("Bennett Lawrence") is the sub-advisor of the AmSouth Mid-Cap Equity Fund. Bennett Lawrence, located at 757 Third Avenue, New York, NY 10017, provides discretionary investment management services to client discretionary accounts with assets totaling approximately $950 million as of December 31, 1998.

      Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Bennett Lawrence Management LLC, the investment adviser of the Registrant's AmSouth Mid-Cap Equity Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Bennett Lawrence Management, LLC or those of its officers and directors during the past tow years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Bennett Lawrence Management, LLC (SEC File No. 801-49805).

Item 27.          Principal Underwriter.

         (a) BISYS Fund Services Limited Partnership ("BISYS Fund Services") acts as distributor for the Registrant. BISYS Fund Services also distributes the securities of American Performance Funds, Mercentile Mutual Funds, Inc., The BB&T Mutual Funds Group, The Coventry Group, The Empire Builder Tax Free Bond Fund, ESC Strategic Funds, Inc., The Eureka Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., INTRUST Funds Trust, The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Funds, and Vintage Mutual Funds, Inc. each of which is a management investment company. The parent of BISYS Fund Services is The BISYS Group, Inc.

         (b) Partners of BISYS Fund Services as of the date of this filing are as follows:

                                        Positions and Offices with             Positions and
Name and Principal                      BISYS Fund Services,                   Offices with
Business Addresses                      Limited Partnership                    The Registrant
------------------                      -------------------                    --------------

BISYS Fund Services                     Sole General                           None
  Limited Partnership                     Partner
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary                           Sole Limited                           None
  Corporation                             Partner
150 Clove Road
Little Falls, New Jersey  07424

The BISYS Group, Inc.                   Sole Shareholder                       None
150 Clove Road
Little Falls, New Jersey  07424


Item 28.   Location of Accounts and Records

           Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

           (1)      AmSouth Mutual Funds
                    3435 Stelzer Road
                    Columbus, Ohio  43219
                    Attention:  Secretary
                    (Registrant)

           (2)      AmSouth Bank
                    1901 Sixth Avenue - North
                    Birmingham, Alabama  35203
                    Attention:  Trust Investments
                    (Investment Advisor and Custodian)

           (3)      BISYS Fund Services Limited Partnership
                    3435 Stelzer Road
                    Columbus, Ohio  43219
                    (Distributor)

           (4)      ASO Services Company
                    3435 Stelzer Road
                    Columbus, Ohio  43219
                    (Administrator)

           (5)      Rockhaven Asset Management, LLC
                    100 First Avenue, Suite 1050
                    Pittsburgh, Pennsylvania  15222
                    (Sub-Advisor to the Equity Income Fund)

           (6)      BISYS Fund Services, Inc.
                    3435 Stelzer Road
                    Columbus, Ohio 43219
                    (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting Services)

           (7)      Peachtree Asset Management
                    A Division of Smith Barney Mutual Funds Management Inc. One Peachtree Center
                    Atlanta, Georgia  30308
                    (Sub-Advisor to the Capital Growth Fund)

           (8)      Sawgrass Asset Management, LLC
                    4337 Pablo Oaks Court
                    Jacksonville, Florida  32224
                    (Sub-Advisor to the Small Cap Fund)

           (9)      OakBrook Investments, LLC
                    701 Warrenville Road, Suite 135
                    Lisle, Illinois  60532
                    (Sub-Advisor to the Enhanced Market Fund and the Select Equity Fund)

           (10)     Lazard Asset Management
                    30 Rockefeller Plaza
                    New York, NY  10112
                    (Sub-Advisor to the International Equity Fund)

           (11)     Bennett Lawrence Management
                    757 Third Avenue
                    New York, NY  10017
                    (Sub-Advisor to the Mid-Cap Equity Fund)

Item 29.       Management Services

                    None.

Item 30.            Undertakings

                    The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding voting shares of any series of the Trust and will assist in shareholder communication in connection with calling a meeting for the purpose of removing one or more trustees.

                    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 13th day of March, 2000

                                             AMSOUTH MUTUAL FUNDS,
                                             Registrant



                                             * /s/ J. David Huber
                                              -------------------------
                                              J. David Huber
                                              Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 32 to the Registration Statement of AmSouth Funds has been signed below by the following persons in the capacities indicated on the 13th day of March, 2000.

Signature                                      Title             Date
---------                                      -----             ----

* /s/ J. David Huber                           Chairman          March 13, 2000
 --------------------------------
 J. David Huber

* /s/ Charles L. Booth                         Treasurer         March 13, 2000
 --------------------------------
 Charles L. Booth

* /s/ James H. Woodward, Jr.                   Trustee           March 13, 2000
 ---------------------------
 James H. Woodward, Jr.

* /s/ Homer H. Turner, Jr.                     Trustee           March 13, 2000
 -----------------------------
 Homer H. Turner, Jr.

* /s/ Wendell D. Cleaver                       Trustee           March 13, 2000
 ------------------------------
 Wendell D. Cleaver

* /s/ Dick D. Briggs, Jr.                      Trustee           March 13, 2000
 -------------------------------
 Dick D. Briggs, Jr.

* By  /s/ Alan G. Priest                                         March 13, 2000
    ----------------------------
       Alan G. Priest,
       Attorney-in-fact, pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY


      Dick D. Briggs, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Dick D. Briggs, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   12 October 1993                         /s/ Dick D. Briggs, Jr.
     -----------------------------            -----------------------------
                                                 Dick D. Briggs, Jr.

                                POWER OF ATTORNEY


         Wendell D. Cleaver whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Wendell D. Cleaver and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   October 7, 1993                                /s/ Wendell Cleaver
     ----------------------                            -------------------------
                                                        Wendell D. Cleaver

                                POWER OF ATTORNEY

      J. David Huber whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee J. David Huber and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                  /s/ J. David Huber
      ----------------------                      ----------------------
                                                  J. David Huber

                                POWER OF ATTORNEY


      James H. Woodward, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee James H. Woodward, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   9/25/92                                    /s/ James H. Woodward, Jr.
      ----------------------                        ----------------------------
                                                    James H. Woodward, Jr.

                                POWER OF ATTORNEY


      Homer H. Turner, Jr. whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Margaret A. Sheehan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Homer H. Turner, Jr. and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   September 25, 1992                          /s/ Homer H. Turner, Jr.
      --------------------------                     --------------------------
                                                     Homer H. Turner, Jr.

                                POWER OF ATTORNEY


      Charles L. Booth, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable AmSouth Mutual Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  February 26, 1998                             /s/ Charles Booth
        -------------------------                     --------------------------
                                                      Charles Booth

                                  EXHIBIT INDEX
                                  -------------

EXHIBIT NO.           DESCRIPTION
-----------           -----------

(d)(3)                Form of Amended Schedule A dated March 13, 2000 to the
                      Investment Advisory Agreement dated as of August 1, 1988 between the Registrant and AmSouth Bank, N.A.

(d)(10)               Form of the Investment Sub-Advisory Agreement dated March 13,
                      2000 between AmSouth Bank and Lazard Asset Management

(d)(11)               Form of the Investment Sub-Advisory Agreement dated March 13,
                      2000 between AmSouth Bank and Bennett Lawrence Management,
                      LLC

(e)(2)                Form of Amended Schedules A, B, C and D dated November 23,
                      1999 to the Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership

(g)(2)                Form of Amended Schedule A dated March 13, 2000 to the
                      Custodian Agreement between the Registrant and AmSouth Bank

(h)(1) Management and Administration Agreement dated as of November 23, 1999 between the Registrant and ASO Services
                      Company

(h)(2) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and AmSouth Bank is filed herewith.

(h)(3) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and BISYS Fund Services, Inc.
                      is filed herewith

(h)(4) Transfer Agency and Shareholder Service Agreement dated as of November 23, 1999, between the Registrant and BISYS
                      Fund Services, Inc.

(h)(5) Fund Accounting Agreement dated as of November 23, 1999 between the Registrant and ASO Services Company, Inc.

(h)(7)                Form of Amended Schedule I dated March 13, 2000 to the
                      Shareholder Servicing Plan

EXHIBIT NO.           DESCRIPTION
-----------           -----------
(i)                   Opinion of Ropes & Gray

(j)(1)                Consent of Ropes & Gray

(j)(2)                Consent of PricewaterhouseCoopers LLP

(j)(3)                Consent of KPMG LLP

(m) Form of Distribution and Shareholder Services Plan between the Registrant and BISYS Fund Services, Inc., dated as of March 13, 2000

(n) Multiple Class Plan for AmSouth Funds adopted by the Board of Trustees on December 6, 1995, as amended and restated as of November 23, 1999

(p)(1)                Form of AmSouth Funds Code of Ethics

(p)(2)                Form of AmSouth Bank Code of Ethics

(p)(3)                Form of BISYS Fund Services Code of Ethics